UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 – October 31, 2010

Item 1: Reports to Shareholders

Vanguard International Stock
Index Funds Annual Report

October 31, 2010

Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund
Vanguard Emerging Markets Stock Index Fund

> For the fiscal year ended October 31, 2010, returns for Vanguard International Stock Index Funds ranged from about 9% for the European Stock Index Fund to about 25% for the Emerging Markets Stock Index Fund.

> As global equity markets continued to recover, stocks in the materials, industrial, and consumer-oriented sectors were among the top performers.

> For the decade ended October 31, the average annual returns of all three funds closely tracked their benchmarks and outperformed the average annual returns of their respective peer funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
European Stock Index Fund.	11
Pacific Stock Index Fund.	34
Emerging Markets Stock Index Fund.	55
Your Fund’s After-Tax Returns.	79
About Your Fund’s Expenses.	80
Glossary.	83

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.)

European Stock Index Fund
Pacific Stock Index Fund
Emerging Markets Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2010
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	24.92%
Admiral™ Shares	25.08
Signal® Shares	25.04
Institutional Shares	25.13
ETF Shares
Market Price	26.34
Net Asset Value	25.07
MSCI Emerging Markets Index	23.56
Emerging Markets Funds Average	25.61
Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2010
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	24.92%
Admiral™ Shares	25.08
Signal® Shares	25.04
Institutional Shares	25.13
ETF Shares
Market Price	26.34
Net Asset Value	25.07
MSCI Emerging Markets Index	23.56
Emerging Markets Funds Average	25.61
Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares and Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance

October 31, 2009, Through October 31, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard European Stock Index Fund
Investor Shares	$25.77	$27.15	$0.982	$0.000
Admiral Shares	60.51	63.75	2.382	0.000
Signal Shares	23.42	24.68	0.923	0.000
Institutional Shares	25.80	27.20	1.008	0.000
ETF Shares	48.41	51.00	1.912	0.000
Vanguard Pacific Stock Index Fund
Investor Shares	$9.61	$10.40	$0.256	$0.000
Admiral Shares	62.95	68.06	1.760	0.000
Signal Shares	21.87	23.64	0.611	0.000
Institutional Shares	9.63	10.42	0.269	0.000
ETF Shares	50.92	55.06	1.421	0.000
Vanguard Emerging Markets Stock Index Fund
Investor Shares	$23.90	$29.49	$0.314	$0.000
Admiral Shares	31.45	38.82	0.445	0.000
Signal Shares	30.26	37.34	0.428	0.000
Institutional Shares	23.94	29.55	0.349	0.000
ETF Shares	37.84	46.70	0.545	0.000

Chairman’s Letter

Dear Shareholder,

After a bumpy ride, international markets bounced back in September and October, delivering solid returns for the fiscal year ended October 31, 2010. Emerging markets again surpassed developed European and Pacific markets, although results were less extraordinary than those of a year ago.

The three Vanguard international index funds in this report posted positive results for the fiscal year. The Emerging Markets Stock Index Fund took the lead, climbing about 25% for the period and outperforming the broad U.S. stock market, which returned about 19%. The Pacific Stock Index Fund was next in line, with a return of about 11%, while the European Stock Index Fund brought up the rear, returning about 9%.

All three funds succeeded in closely tracking their respective benchmark indexes. However, because of temporary differences arising from fairvalue pricing policies, the funds’ returns appear to have diverged from those of their benchmarks, which are not adjusted for fair value. The concept and its rationale are explained on page 8.

On another matter, in October Vanguard broadened the availability of our Admiral Shares. We reduced the Admiral minimums for most of our index funds to $10,000 from $100,000, as part of our ongoing efforts to lower the cost of investing for our clients. We also announced plans to introduce Institutional Plus Shares for the International Stock Index Funds. These lowercost shares would require a minimum investment of $100 million.

Note: If you own one or more of the funds in a taxable account, you may wish to review the details of the funds’ aftertax returns on page 79. Also, each fund’s Statement of Net Assets has been abbreviated to include its 50 largest holdings and any other holdings that represent 1% or more of fund assets. The shorter list helps us reduce printing and postage costs. A complete list of your fund’s securities is available on our website at vanguard.com.

Stock market performance was better than it felt
Global stock prices rallied at the start of the period, but struggled through the spring and summer, weighed down by Europe’s sovereign debt crisis and the slow pace of economic recovery in the United States. In the fiscal year’s final months, the mood turned. Stock prices climbed on continued strength in corporate earnings. In the United States, stocks also seemed to get a boost from the Federal Reserve Board’s hints that it would try to stimulate the economy with a second round of U.S. Treasury bond purchases. (In early November, the Fed announced that it would buy as much as $600 billion in Treasuries.)

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	17.67%	-6.14%	1.99%
Russell 2000 Index (Small-caps)	26.58	-3.91	3.07
Dow Jones U.S. Total Stock Market Index	19.04	-5.55	2.52
MSCI All Country World Index ex USA (International)	13.08	-7.62	6.21

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	8.01%	7.23%	6.45%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	7.78	5.79	5.20
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.89	2.41

CPI
Consumer Price Index	1.17%	1.54%	1.89%

For the 12 months, the broad U.S. stock market returned about 19%, a performance that was better than it felt in a year of ups and downs. Smallcapitalization stocks did even better. International stocks returned about 13% on the strength of a powerful rally in emerging markets and solid singledigit gains in developed markets in Europe and the Pacific region.

Despite shrinking yields, bonds attracted investor dollars
Although fixed income yields have fallen to generational lows, investors continued to bid up bond prices. The broad U.S. bond market produced a 12month return of about 8% as the yield of the 10year U.S. Treasury note fell from 3.39% at the start of the period to 2.61% at the close. Taxexempt municipal bonds also rallied.

Bond prices and yields move in opposite directions, of course, so abundant returns built on rising prices could mean leaner pickings in the years ahead.

The yields of money market securities hovered near 0%, consistent with the Federal Reserve Board’s target for shortterm rates.

Emerging markets outperform again
For the second year in a row, emerging markets recorded the largest gains for the 12month period, besting stocks in Europe, the Pacific region, and the United States. The Emerging Markets Stock Index Fund returned about 25% for the period, benefiting from a general rally in the emerging markets countries.

Expense Ratios
Your Fund Compared With Its Peer Group

						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
European Stock Index Fund	0.27%	0.16%	0.16%	0.12%	0.16%	1.44%
Pacific Stock Index Fund	0.27	0.16	0.16	0.12	0.16	1.62
Emerging Markets Stock Index Fund	0.40	0.27	0.27	0.23	0.27	1.74

The fund expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the funds’ expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; and for the Emerging Markets Stock Index Fund, 0.35% for Investor Shares, 0.22% for Admiral Shares, 0.22% for Signal Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares.

Peer groups: For the European Stock Index Fund, European Region Funds; for the Pacific Stock Index Fund, Japan/Pacific Region Funds; for the Emerging Markets Stock Index Fund, Emerging Markets Funds.

Brazil was the index’s biggest contributor for the period, accounting for more than 3 percentage points of the total return. Meanwhile, five other countries, South Korea, India, South Africa, China, and Taiwan, each contributed more than 2 percentage points to returns. The Czech Republic and Egypt were the only countries in the index that posted negative results for the period.

The rally included all areas of the market, and each of the ten industry sectors gained. Financials, which accounted for about 25% of the index’s capitalization, on average during the period, contributed most significantly to returns. Commercial banks alone made up more than 5 percentage points of the index’s total return. Materials, consumer discretionary, and consumer staples were also important contributors to performance.

A solid year for Pacific Rim countries
The countries in the Pacific region failed to keep pace with the United States and emerging markets countries for the 12 months ended October 31. However, the region still posted a strong showing for the period, and the Pacific Stock Index Fund gained about 11%.

Total Returns
Ten Years Ended October 31, 2010

Average
Annual Return
European Stock Index Fund Investor Shares	3.60%
MSCI Europe Index	3.53
European Region Funds Average	3.03
European Region Funds Average: Derived from data provided by Lipper Inc.
Pacific Stock Index Fund Investor Shares	2.26%
MSCI Pacific Index	2.40
Japan/Pacific Region Funds Average	-0.03
Japan/Pacific Region Funds Average: Derived from data provided by Lipper Inc.
Emerging Markets Stock Index Fund Investor Shares	14.38%
Spliced Emerging Markets Index	14.78
Emerging Markets Funds Average	13.48

Spliced Emerging Markets Index: Select Emerging Markets Index, administered exclusively for Vanguard by MSCI, through August 23, 2006; MSCI Emerging Markets Index thereafter. Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Australia, which represented an average of about 24% of the index’s value during the fiscal year, contributed most significantly to returns. The country’s strong economic growth made up almost 4 percentage points of the index’s total return. Meanwhile, Japan, which accounted for more than 60% of assets, on average, during the period, added just over 2 percentage points to the index’s returns. The region’s remaining countries—Hong Kong, Singapore, and New Zealand—also saw economic growth during the year.

All ten market sectors posted positive returns in the Pacific region. Industrials, materials, and financials were the largest contributors to performance. Stocks in these sectors benefited from continued growth in China.

European region overcomes debt crisis
European markets generated solid results for the 12 months, returning about 9%. This is impressive, considering that the beginning of the period was marred by fears about the sovereign debt crisis in several European countries, most notably Greece.

The United Kingdom, Europe’s largest market, gained almost 13% for the 12-month period. Economic growth

Investment insight
A note on fair-value pricing
The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m.,
Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

was stronger than expected in the third calendar quarter, and the country added almost 4 percentage points to the index’s total returns. Germany and Switzerland were also key contributors to the index’s performance. A handful of countries posted negative results for the period, but Greece was the most significant detractor. The country’s stock market value dropped almost 50% over concerns that the government would default on its debts.

The index posted gains in nine out of ten industry sectors for the fiscal period. The most significant contributors were stocks in the consumeroriented, materials, and industrials sectors. Financials, the largest sector in the index—accounting for an average of 22% of assets—was the only sector to post negative results. The sector was hit hard, again mostly because of concerns over the debt crisis.

Funds’ long-term performance aligns with respective benchmarks
For the ten years ended October 31, the Vanguard International Stock Index Funds met their shared objective of closely tracking their respective benchmarks. The funds also outperformed the average annual returns of their respective peer groups.

At first glance, tenyear returns for the Pacific Stock Index Fund and the European Stock Index Fund may not appear all that impressive. However, it’s important to keep in mind that these returns reflect a decade in which global stock markets endured more than their fair share of ups and downs. Over the tenyear period, all three of the funds significantly outperformed the broad U.S. stock market, which returned an average of 1.02% per year.

The funds’ solid longterm performance is a tribute to the indexmanagement skills of the funds’ advisor, Vanguard Quantitative Equity Group. The funds’ extremely low costs also help you keep a larger proportion of the funds’ returns.

International investing can help provide diversification
The ups and downs of the global stock markets have become all too familiar these days. The variation in performance from region to region highlights the value of a diversified portfolio. Markets around the globe may be affected by similar events, but their response to those shifts often differs. Our research suggests that, over time, those differences can become more pronounced. As the impact of a global shock such as the recent financial crisis recedes, stock markets once again take their cues from developments in local economies, enhancing the riskreturn properties of a globally diversified portfolio.

For these reasons, Vanguard encourages you to create a plan that includes a mix of stocks, bonds, and shortterm investments appropriate for your goals and risk tolerance—and to stick with that plan, regardless of market conditions.

A wellbalanced portfolio can help provide some cushion during the market’s downward swings, while allowing you to participate in its longterm potential for growth. Vanguard’s lowcost International Stock Index Funds offer broad exposure to international markets and can help diversify such an investment plan.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 10, 2010

European Stock Index Fund

Fund Profile
As of October 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VEURX	VEUSX	VESSX	VESIX	VGK
Expense Ratio1	0.27%	0.16%	0.16%	0.12%	0.16%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		Europe	Index
Fund		Index	ex USA
Number of Stocks	477	462	1,811
Median Market Cap $50.2B		$50.2B	$29.9B
Price/Earnings Ratio	15.6x	15.7x	16.2x
Price/Book Ratio	1.7x	1.7x	1.7x
Return on Equity	19.8%	19.8%	18.2%
Earnings Growth Rate	2.3%	2.3%	4.4%
Dividend Yield	3.3%	3.2%	2.8%
Turnover Rate	11%	—	—
Short-Term Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Consumer
Discretionary	8.7%	8.7%	8.7%
Consumer Staples	12.4	12.4	8.5
Energy	10.2	10.2	10.9
Financials	22.8	22.8	25.7
Health Care	9.9	9.9	6.1
Industrials	10.5	10.5	10.3
Information
Technology	2.8	2.8	7.1
Materials	9.9	9.9	12.1
Telecommunication
Services	7.1	7.1	5.9
Utilities	5.7	5.7	4.7

Volatility Measures
		MSCI AC
	MSCI Europe	World Index
	Index	ex USA
R-Squared	0.99	0.96
Beta	1.03	1.05

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil &
	Gas	2.9%
Nestle SA	Packaged Foods &
	Meats	2.7
HSBC Holdings plc	Diversified Banks	2.6
Vodafone Group plc	Wireless
	Telecommunication
	Services	2.0
BP plc	Integrated Oil &
	Gas	1.8
Novartis AG	Pharmaceuticals	1.7
Total SA	Integrated Oil &
	Gas	1.6
Telefonica SA	Integrated
	Telecommunication
	Services	1.5
Banco Santander SA	Diversified Banks	1.5
Roche Holding AG	Pharmaceuticals	1.5
Top Ten		19.8%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares.

European Stock Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Europe
United Kingdom	33.1%	33.1%	14.9%
France	15.7	15.7	7.1
Germany	12.7	12.7	5.7
Switzerland	11.7	11.8	5.3
Spain	5.8	5.8	2.6
Netherlands	4.0	4.0	1.8
Sweden	4.7	4.7	2.1
Italy	4.5	4.5	2.0
Finland	1.7	1.7	0.8
Denmark	1.5	1.5	0.7
Belgium	1.5	1.5	0.7
Norway	1.2	1.2	0.6
Other	1.9	1.8	0.8
Subtotal	100.0%	100.0%	45.1%
Pacific	0.0%	0.0%	23.3%
Emerging Markets	0.0%	0.0%	24.0%
North America	0.0%	0.0%	7.6%

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000, Through October 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Investor
Shares	9.35%	4.04%	3.60%	$14,247
MSCI All Country World Index ex USA	13.08	6.21	5.46	17,012
MSCI Europe Index	8.33	3.88	3.53	14,146
European Region Funds Average	10.83	3.73	3.03	13,477

European Region Funds Average: Derived from data provided by Lipper Inc.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/13/2001)	Investment
European Stock Index Fund Admiral
Shares	9.49%	4.14%	5.98%	$17,073
MSCI All Country World Index ex
USA	13.08	6.21	8.12	20,533
MSCI Europe Index	8.33	3.88	5.79	16,796

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

See Financial Highlights for dividend and capital gains information.

European Stock Index Fund

	Average Annual Total Returns
	Period Ended: October 31, 2010
		Since	Final Value
	One	Inception	of a $1,000,000
	Year	(10/6/2006)	Investment
European Stock Index Fund Signal
Shares	9.52%	-0.91%	$963,442
MSCI All Country World Index ex
USA	13.08	1.95	1,081,621
MSCI Europe Index	8.33	-1.17	953,207
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
European Stock Index Fund
Institutional Shares	9.53%	4.19%	3.75%	$7,227,018
MSCI All Country World Index ex
USA	13.08	6.21	5.46	8,506,155
MSCI Europe Index	8.33	3.88	3.53	7,073,178

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
European Stock Index Fund
ETF Shares Net Asset Value	9.48%	4.14%	3.59%	$12,210
MSCI All Country World Index ex USA	13.08	6.21	6.09	13,974
MSCI Europe Index	8.33	3.88	3.35	12,052
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2010
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
European Stock Index Fund
ETF Shares Market Price	9.88%	21.25%	22.31%
European Stock Index Fund
ETF Shares Net Asset Value	9.48	22.48	22.10
MSCI Europe Index	8.33	20.96	20.52
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

European Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2000, Through October 31, 2010

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	2.25%	2.42%	3.05%
Admiral Shares	8/13/2001	2.39	2.53	5.51[1]
Signal Shares	10/6/2006	2.41	—	-2.06[1]
Institutional Shares	5/15/2000	2.39	2.56	3.20
ETF Shares	3/4/2005
Market Price		2.33	2.49	2.78[1]
Net Asset Value		2.38	2.53	2.81[1]
1 Return since inception.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

European Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		42,859	0.5%

Belgium
Anheuser-Busch InBev NV	865,975	54,387	0.6%
Belgium—Other †		72,370	0.9%
		126,757	1.5%
Denmark
Novo Nordisk A/S Class B	522,644	54,879	0.6%
Denmark—Other †		75,271	0.9%
		130,150	1.5%
Finland
Nokia Oyj	4,490,238	48,223	0.6%
Finland—Other †		96,463	1.1%
		144,686	1.7%
France
Total SA	2,535,712	138,029	1.6%
Sanofi-Aventis SA	1,258,027	88,140	1.0%
BNP Paribas	1,137,034	83,169	1.0%
^ GDF Suez	1,491,784	59,607	0.7%
France Telecom SA	2,223,387	53,346	0.6%
LVMH Moet Hennessy Louis Vuitton SA	293,656	46,072	0.6%
Societe Generale	753,786	45,201	0.5%
France—Other †		806,657	9.6%
		1,320,221	15.6%

European Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Germany
Siemens AG	987,113	112,645	1.3%
BASF SE	1,101,921	80,123	0.9%
Bayer AG	992,110	73,999	0.9%
Allianz SE	544,556	68,194	0.8%
E.ON AG	2,160,582	67,627	0.8%
Deutsche Bank AG	1,116,948	64,343	0.8%
* Daimler AG	976,641	64,316	0.8%
SAP AG	1,029,637	53,643	0.6%
Deutsche Telekom AG	3,398,307	49,229	0.6%
Germany—Other †		428,500	5.1%
		1,062,619	12.6%

Greece †		41,246	0.5%

Ireland †		32,236	0.4%

Italy
ENI SPA	3,123,459	70,332	0.9%
Italy—Other †		306,302	3.6%
		376,634	4.5%
Netherlands
Unilever NV	1,954,339	58,039	0.7%
* ING Groep NV	4,595,675	49,168	0.6%
Netherlands—Other †		227,198	2.7%
		334,405	4.0%

Norway †		104,318	1.2%

Portugal †		38,558	0.4%

Spain
^ Telefonica SA	4,843,528	130,885	1.5%
Banco Santander SA	9,874,828	126,749	1.5%
Banco Bilbao Vizcaya Argentaria SA	4,271,698	56,278	0.7%
Spain—Other †		174,142	2.1%
		488,054	5.8%

Sweden †		396,982	4.7%

Switzerland
Nestle SA	4,160,039	227,864	2.7%
Novartis AG	2,531,534	146,684	1.7%
Roche Holding AG	842,882	123,781	1.5%
* UBS AG	4,333,745	73,620	0.9%
Credit Suisse Group AG	1,351,422	55,947	0.7%
ABB Ltd.	2,654,818	54,991	0.6%
Switzerland—Other †		307,202	3.6%
		990,089	11.7%

	European Stock Index Fund

				Market	Percentage
				Value	of Net
			Shares	($000)	Assets
	United Kingdom
	HSBC Holdings plc		21,006,718	218,632	2.6%
	Vodafone Group plc		59,868,615	163,658	1.9%
	BP plc		21,428,329	145,653	1.7%
	GlaxoSmithKline plc		6,229,610	121,650	1.5%
	Rio Tinto plc		1,739,117	112,957	1.3%
	Royal Dutch Shell plc Class B		3,234,223	103,501	1.2%
	BHP Billiton plc		2,647,798	93,799	1.1%
	British American Tobacco plc		2,395,542	91,262	1.1%
^	Royal Dutch Shell plc Class A		2,737,417	88,795	1.0%
	AstraZeneca plc		1,729,917	87,019	1.0%
	Standard Chartered plc		2,764,460	79,962	1.0%
	BG Group plc		4,056,707	78,969	0.9%
	Anglo American plc		1,582,133	73,717	0.9%
	Tesco plc		9,623,553	65,860	0.8%
	Barclays plc		13,727,055	60,323	0.7%
	Diageo plc		3,005,056	55,436	0.7%
*	Lloyds Banking Group plc		48,998,665	53,856	0.6%
	Royal Dutch Shell plc Class A		1,516,398	49,212	0.6%
	Xstrata plc		2,467,241	47,799	0.6%
	Unilever plc		1,539,031	44,371	0.5%
	Vodafone Group plc ADR		332,128	9,137	0.1%
	BP plc ADR		185,483	7,573	0.1%
	United Kingdom—Other †			927,822	11.0%
				2,780,963	32.9%
	Total Common Stocks (Cost $11,071,505)			8,410,777	99.5%[1]

		Coupon
	Temporary Cash Investments
	Money Market Fund
2,3	Vanguard Market Liquidity Fund	0.237%	246,272,247	246,272	2.9%

	4U.S. Government and Agency Obligations †			20,997	0.3%
	Total Temporary Cash Investments (Cost $267,268)			267,269	3.2%[1]
	Total Investments (Cost $11,338,773)			8,678,046	102.7%
	Other Assets and Liabilities
	Other Assets			49,239	0.6%
	Liabilities[3]			(277,465)	(3.3%)
				(228,226)	(2.7%)
	Net Assets			8,449,820	100.0%

European Stock Index Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	12,997,002
Undistributed Net Investment Income	289,637
Accumulated Net Realized Losses	(2,180,832)
Unrealized Appreciation (Depreciation)
Investment Securities	(2,660,727)
Futures Contracts	833
Foreign Currencies and Forward Currency Contracts	3,907
Net Assets	8,449,820

Investor Shares—Net Assets
Applicable to 69,396,997 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,883,924
Net Asset Value Per Share—Investor Shares	$27.15

Admiral Shares—Net Assets
Applicable to 32,728,502 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,086,567
Net Asset Value Per Share—Admiral Shares	$63.75

Signal Shares—Net Assets
Applicable to 11,038,031 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	272,364
Net Asset Value Per Share—Signal Shares	$24.68

Institutional Shares—Net Assets
Applicable to 49,614,518 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,349,283
Net Asset Value Per Share—Institutional Shares	$27.20

ETF Shares—Net Assets
Applicable to 56,028,281 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,857,682
Net Asset Value Per Share—ETF Shares	$51.00

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $231,881,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 2.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $241,640,000 of collateral received for securities on loan.
4 Securities with a value of $5,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Dividends[1]	363,012
Interest[2]	237
Security Lending	15,695
Total Income	378,944
Expenses
The Vanguard Group—Note B
Investment Advisory Services	728
Management and Administrative—Investor Shares	13,213
Management and Administrative—Admiral Shares	1,706
Management and Administrative—Signal Shares	233
Management and Administrative—Institutional Shares	548
Management and Administrative—ETF Shares	2,353
Marketing and Distribution—Investor Shares	1,881
Marketing and Distribution—Admiral Shares	296
Marketing and Distribution—Signal Shares	68
Marketing and Distribution—Institutional Shares	279
Marketing and Distribution—ETF Shares	664
Custodian Fees	1,258
Auditing Fees	39
Shareholders’ Reports—Investor Shares	9
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—ETF Shares	84
Trustees’ Fees and Expenses	21
Total Expenses	23,383
Net Investment Income	355,561
Realized Net Gain (Loss)
Investment Securities Sold	(171,464)
Futures Contracts	2,973
Swap Contracts	(7,197)
Foreign Currencies and Forward Currency Contracts	(12,424)
Realized Net Gain (Loss)	(188,112)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	948,578
Futures Contracts	5,582
Foreign Currencies and Forward Currency Contracts	1,625
Change in Unrealized Appreciation (Depreciation)	955,785
Net Increase (Decrease) in Net Assets Resulting from Operations	1,123,234

1 Dividends are net of foreign withholding taxes of $36,394,000.
2 Interest income from an affiliated company of the fund was $175,000.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	355,561	483,737
Realized Net Gain (Loss)	(188,112)	(2,824,881)
Change in Unrealized Appreciation (Depreciation)	955,785	3,907,244
Net Increase (Decrease) in Net Assets Resulting from Operations	1,123,234	1,566,100
Distributions
Net Investment Income
Investor Shares	(233,922)	(708,975)
Admiral Shares	(66,666)	(100,154)
Signal Shares	(9,876)	(14,655)
Institutional Shares	(34,019)	(234,718)
ETF Shares	(99,626)	(124,097)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(444,109)	(1,182,599)
Capital Share Transactions
Investor Shares	(4,250,540)	(4,501,240)
Admiral Shares	300,622	(5,147)
Signal Shares	12,318	(10,851)
Institutional Shares	406,075	(2,518,693)
ETF Shares	250,974	405,547
Net Increase (Decrease) from Capital Share Transactions	(3,280,551)	(6,630,384)
Total Increase (Decrease)	(2,601,426)	(6,246,883)
Net Assets
Beginning of Period	11,051,246	17,298,129
End of Period[1]	8,449,820	11,051,246

1 Net Assets—End of Period includes undistributed net investment income of $289,637,000 and $378,916,000.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$25.77	$21.99	$43.43	$34.67	$27.00
Investment Operations
Net Investment Income	.768[1]	1.008	1.372[1]	1.298[1]	.920
Net Realized and Unrealized Gain (Loss)
on Investments	1.594	4.269	(21.597)	8.386	7.450
Total from Investment Operations	2.362	5.277	(20.225)	9.684	8.370
Distributions
Dividends from Net Investment Income	(.982)	(1.497)	(1.215)	(.924)	(.700)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.982)	(1.497)	(1.215)	(.924)	(.700)
Net Asset Value, End of Period	$27.15	$25.77	$21.99	$43.43	$34.67

Total Return[2]	9.35%	26.25%	-47.80%	28.49%	31.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,884	$5,789	$10,534	$26,188	$16,850
Ratio of Total Expenses to
Average Net Assets	0.26%	0.27%	0.22%	0.22%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.98%	3.80%	3.82%	3.35%	3.35%
Portfolio Turnover Rate[3]	11%	18%	15%	9%	6%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$60.51	$51.71	$102.09	$81.50	$63.44
Investment Operations
Net Investment Income	1.758[1]	2.448	3.177[1]	3.140[1]	2.230
Net Realized and Unrealized Gain (Loss)
on Investments	3.864	9.968	(50.618)	19.692	17.510
Total from Investment Operations	5.622	12.416	(47.441)	22.832	19.740
Distributions
Dividends from Net Investment Income	(2.382)	(3.616)	(2.939)	(2.242)	(1.680)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.382)	(3.616)	(2.939)	(2.242)	(1.680)
Net Asset Value, End of Period	$63.75	$60.51	$51.71	$102.09	$81.50

Total Return[2]	9.49%	26.33%	-47.74%	28.59%	31.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,087	$1,700	$1,472	$2,955	$2,175
Ratio of Total Expenses to
Average Net Assets	0.14%	0.16%	0.12%	0.12%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.10%	3.91%	3.92%	3.45%	3.45%
Portfolio Turnover Rate[3]	11%	18%	15%	9%	6%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Signal Shares

					Oct. 6,
					2006[1] to
For a Share Outstanding			Year Ended October 31,		Oct. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$23.42	$20.01	$39.50	$31.51	$30.41
Investment Operations
Net Investment Income	.686[2]	.947	1.255[2]	1.151[2]	.010[2]
Net Realized and Unrealized Gain (Loss)
on Investments	1.497	3.860	(19.616)	7.681	1.090
Total from Investment Operations	2.183	4.807	(18.361)	8.832	1.100
Distributions
Dividends from Net Investment Income	(.923)	(1.397)	(1.129)	(.842)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.923)	(1.397)	(1.129)	(.842)	—
Net Asset Value, End of Period	$24.68	$23.42	$20.01	$39.50	$31.51

Total Return[3]	9.52%	26.34%	-47.74%	28.59%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$272	$245	$223	$502	$12
Ratio of Total Expenses to
Average Net Assets	0.14%	0.16%	0.12%	0.12%	0.17%[4]
Ratio of Net Investment Income to
Average Net Assets	3.10%	3.91%	3.92%	3.45%	3.45%[4]
Portfolio Turnover Rate[5]	11%	18%	15%	9%	6%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$25.80	$22.04	$43.51	$34.74	$27.05
Investment Operations
Net Investment Income	.764[1]	1.036	1.315[1]	1.350[1]	.978
Net Realized and Unrealized Gain (Loss)
on Investments	1.644	4.277	(21.524)	8.390	7.450
Total from Investment Operations	2.408	5.313	(20.209)	9.740	8.428
Distributions
Dividends from Net Investment Income	(1.008)	(1.553)	(1.261)	(.970)	(.738)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.008)	(1.553)	(1.261)	(.970)	(.738)
Net Asset Value, End of Period	$27.20	$25.80	$22.04	$43.51	$34.74

Total Return[2]	9.53%	26.45%	-47.72%	28.63%	31.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,349	$853	$3,316	$5,263	$3,113
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.14%	3.95%	3.95%	3.48%	3.50%
Portfolio Turnover Rate[3]	11%	18%	15%	9%	6%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$48.41	$41.37	$81.66	$65.21	$50.80
Investment Operations
Net Investment Income	1.420[1]	1.964	2.530[1]	2.576[1]	1.800
Net Realized and Unrealized Gain (Loss)
on Investments	3.082	7.977	(40.464)	15.683	13.990
Total from Investment Operations	4.502	9.941	(37.934)	18.259	15.790
Distributions
Dividends from Net Investment Income	(1.912)	(2.901)	(2.356)	(1.809)	(1.380)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.912)	(2.901)	(2.356)	(1.809)	(1.380)
Net Asset Value, End of Period	$51.00	$48.41	$41.37	$81.66	$65.21

Total Return	9.48%	26.33%	-47.73%	28.60%	31.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,858	$2,464	$1,754	$3,148	$1,205
Ratio of Total Expenses to
Average Net Assets	0.14%	0.16%	0.11%	0.12%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.10%	3.91%	3.93%	3.45%	3.44%
Portfolio Turnover Rate[2]	11%	18%	15%	9%	6%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

European Stock Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund’s target index when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

The fund has no open swap contracts at October 31, 2010.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

European Stock Index Fund

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $2,325,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.93% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	33,886	8,376,135	756
Temporary Cash Investments	246,272	20,997	—
Futures Contracts—Liabilities[1]	(5)	—	—
Forward Currency Contracts—Assets	—	2,787	—
Total	280,153	8,399,919	756
1 Represents variation margin on the last day of the reporting period.

European Stock Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	800
Change in Unrealized Appreciation (Depreciation)	(44)
Balance as of October 31, 2010	756

D. At October 31, 2010, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	2,787	2,787
Liabilities	(5)	—	(5)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2010, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	2,973	—	2,973
Forward Currency Contracts	—	(11,109)	(11,109)
Swap Contracts	(7,197)	—	(7,197)
Realized Net Gain (Loss) on Derivatives	(4,224)	(11,109)	(15,333)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	5,582	—	5,582
Forward Currency Contracts	—	2,163	2,163
Change in Unrealized Appreciation (Depreciation) on Derivatives	5,582	2,163	7,745

European Stock Index Fund

At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2010	704	27,779	433
FTSE 100 Index	December 2010	217	19,640	400

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/22/10	EUR	19,607	USD	27,289	2,056
UBS AG	12/22/10	GBP	11,860	USD	19,004	731

EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

At October 31, 2010, the counterparty had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

The fund had net unrealized foreign currency gains of $1,120,000 resulting from the translation of other assets and liabilities at October 31, 2010.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

European Stock Index Fund

During the year ended October 31, 2010, the fund realized net foreign currency losses of $1,315,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $3,089,000 on the fund’s passive foreign investment company holdings at October 31, 2009, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2010, the fund realized gains on the sale of passive foreign investment companies of $584,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2010, was $2,530,000.

During the year ended October 31, 2010, the fund realized $52,812,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2010, the fund had $310,080,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $2,163,720,000 to offset future net capital gains of $13,739,000 through October 31, 2011, $357,042,000 through October 31, 2016, $1,510,054,000 through October 31, 2017, and $282,885,000 through October 31, 2018.

At October 31, 2010, the cost of investment securities for tax purposes was $11,354,141,000. Net unrealized depreciation of investment securities for tax purposes was $2,676,095,000, consisting of unrealized gains of $495,348,000 on securities that had risen in value since their purchase and $3,171,443,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2010, the fund purchased $3,520,374,000 of investment securities and sold $6,798,214,000 of investment securities, other than temporary cash investments.

European Stock Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,740,600	70,744	1,139,617	59,184
Issued in Lieu of Cash Distributions	228,168	8,810	700,467	36,181
Redeemed[1]	(6,219,308)	(234,838)	(6,341,324)	(349,683)
Net Increase (Decrease)—Investor Shares	(4,250,540)	(155,284)	(4,501,240)	(254,318)
Admiral Shares
Issued	506,330	8,208	197,387	3,957
Issued in Lieu of Cash Distributions	53,881	887	81,700	1,798
Redeemed[1]	(259,589)	(4,466)	(284,234)	(6,122)
Net Increase (Decrease)—Admiral Shares	300,622	4,629	(5,147)	(367)
Signal Shares
Issued	64,066	2,849	71,159	3,811
Issued in Lieu of Cash Distributions	7,863	334	11,893	677
Redeemed[1]	(59,611)	(2,602)	(93,903)	(5,161)
Net Increase (Decrease)—Signal Shares	12,318	581	(10,851)	(673)
Institutional Shares
Issued	495,957	20,114	891,860	44,118
Issued in Lieu of Cash Distributions	25,396	980	221,985	11,472
Redeemed[1]	(115,278)	(4,538)	(3,632,538)	(172,962)
Net Increase (Decrease)—Institutional Shares	406,075	16,556	(2,518,693)	(117,372)
ETF Shares
Issued	889,512	20,028	503,833	10,810
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(638,538)	(14,900)	(98,286)	(2,300)
Net Increase (Decrease)—ETF Shares	250,974	5,128	405,547	8,510
1 Net of redemption fees for fiscal 2010 and 2009 of $150,000 and $633,000, respectively (fund totals).

H. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Pacific Stock Index Fund

Fund Profile
As of October 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VPACX	VPADX	VPASX	VPKIX	VPL
Expense Ratio1	0.27%	0.16%	0.16%	0.12%	0.16%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Number of Stocks	495	487	1,811
Median Market Cap $19.3B		$19.3B	$29.9B
Price/Earnings Ratio	17.2x	17.2x	16.2x
Price/Book Ratio	1.3x	1.3x	1.7x
Return on Equity	12.9%	12.9%	18.2%
Earnings Growth Rate	-3.3%	-3.3%	4.4%
Dividend Yield	2.6%	2.6%	2.8%
Turnover Rate	3%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Consumer
Discretionary	13.9%	13.9%	8.7%
Consumer Staples	6.3	6.3	8.5
Energy	2.5	2.5	10.9
Financials	28.6	28.3	25.7
Health Care	4.2	4.3	6.1
Industrials	15.5	15.6	10.3
Information
Technology	8.5	8.5	7.1
Materials	12.1	12.1	12.1
Telecommunication
Services	3.5	3.5	5.9
Utilities	4.9	5.0	4.7

Volatility Measures
	MSCI	MSCI AC
	Pacific	World Index
	Index	ex USA
R-Squared	0.96	0.92
Beta	1.01	0.82

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BHP Billiton Ltd.	Diversified Metals
	& Mining	3.8%
Toyota Motor Corp.	Automobile
	Manufacturers	2.7
Commonwealth Bank of	Diversified Banks
Australia		2.0
Westpac Banking Corp.	Diversified Banks	1.8
Australia & New Zealand	Diversified Banks
Banking Group Ltd.		1.7
Honda Motor Co. Ltd.	Automobile
	Manufacturers	1.6
Mitsubishi UFJ Financial	Diversified Banks
Group Inc.		1.6
National Australia Bank	Diversified Banks
Ltd.		1.5
Canon Inc.	Office Electronics	1.4
Sumitomo Mitsui	Diversified Banks
Financial Group Inc.		1.1
Top Ten		19.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares.

Pacific Stock Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	45.1%
Pacific
Japan	61.4%	61.6%	14.3%
Australia	25.4	25.2	5.9
Hong Kong	7.8	7.8	1.8
Singapore	5.1	5.1	1.2
Other	0.3	0.3	0.1
Subtotal	100.0%	100.0%	23.3%
Emerging Markets	0.0%	0.0%	24.0%
North America	0.0%	0.0%	7.6%

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000, Through October 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Investor
Shares	11.09%	2.11%	2.26%	$12,509
MSCI All Country World Index ex USA	13.08	6.21	5.46	17,012
MSCI Pacific Index	8.86	2.17	2.40	12,680
Japan/Pacific Region Funds Average	11.40	-1.19	-0.03	9,971

Japan/Pacific Region Funds Average: Derived from data provided by Lipper Inc.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(8/13/2001)	Investment
Pacific Stock Index Fund Admiral
Shares	11.13%	2.20%	5.20%	$15,956
MSCI All Country World Index ex
USA	13.08	6.21	8.05	20,420
MSCI Pacific Index	8.86	2.17	5.23	15,992

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

See Financial Highlights for dividend and capital gains information.

Pacific Stock Index Fund

	Average Annual Total Returns
	Period Ended: October 31, 2010
		Since	Final Value
	One	Inception	of a $1,000,000
	Year	(6/4/2007)	Investment
Pacific Stock Index Fund Signal
Shares	11.10%	-5.26%	$831,732
MSCI All Country World Index ex
USA	13.08	-4.19	864,312
MSCI Pacific Index	8.86	-5.42	827,116
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Pacific Stock Index Fund
Institutional Shares	11.22%	2.25%	2.41%	$6,343,935
MSCI All Country World Index ex
USA	13.08	6.21	5.46	8,506,155
MSCI Pacific Index	8.86	2.17	2.40	6,339,853

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
Pacific Stock Index Fund
ETF Shares Net Asset Value	11.11%	2.20%	3.44%	$12,113
MSCI All Country World Index ex USA	13.08	6.21	6.09	13,974
MSCI Pacific Index	8.86	2.17	3.38	12,071
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2010
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
Pacific Stock Index Fund
ETF Shares Market Price	11.65%	9.91%	20.81%
Pacific Stock Index Fund
ETF Shares Net Asset Value	11.11	11.50	21.13
MSCI Pacific Index	8.86	11.33	20.71
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

Pacific Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2000, Through October 31, 2010

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	5.46%	1.17%	1.41%
Admiral Shares	8/13/2001	5.57	1.28	4.98[1]
Signal Shares	6/4/2007	5.53	—	-6.05[1]
Institutional Shares	5/15/2000	5.59	1.32	1.57
ETF Shares	3/4/2005
Market Price		5.85	1.01	3.08[1]
Net Asset Value		5.56	1.28	3.07[1]
1 Return since inception.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	4,123,151	170,375	3.8%
Commonwealth Bank of Australia	1,902,707	91,470	2.0%
Westpac Banking Corp.	3,657,726	81,447	1.8%
Australia & New Zealand Banking Group Ltd.	3,112,568	75,937	1.7%
National Australia Bank Ltd.	2,605,865	65,221	1.5%
Rio Tinto Ltd.	535,356	43,569	1.0%
Woolworths Ltd.	1,524,337	42,317	0.9%
Wesfarmers Ltd.	1,234,895	40,180	0.9%
Newcrest Mining Ltd.	882,218	34,719	0.8%
Westfield Group	2,693,405	32,758	0.7%
Woodside Petroleum Ltd.	668,414	28,584	0.6%
CSL Ltd.	706,891	22,797	0.5%
QBE Insurance Group Ltd.	1,271,650	21,390	0.5%
Australia—Other †		371,617	8.3%
		1,122,381	25.0%
Hong Kong
Sun Hung Kai Properties Ltd.	1,738,121	29,899	0.7%
Hong Kong Exchanges and Clearing Ltd.	1,258,246	27,774	0.6%
Cheung Kong Holdings Ltd.	1,708,408	26,095	0.6%
Hutchison Whampoa Ltd.	2,621,599	25,891	0.6%
Hong Kong—Other †		239,719	5.3%
		349,378	7.8%
Japan
Toyota Motor Corp.	3,388,983	120,039	2.7%
Honda Motor Co. Ltd.	2,028,954	73,141	1.6%
Mitsubishi UFJ Financial Group Inc.	15,644,420	72,606	1.6%
Canon Inc.	1,392,959	64,122	1.4%
Sumitomo Mitsui Financial Group Inc.	1,650,561	49,266	1.1%
Takeda Pharmaceutical Co. Ltd.	921,817	43,211	1.0%
Tokyo Electric Power Co. Inc.	1,757,164	41,958	0.9%

Pacific Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Sony Corp.		1,234,429	41,708	0.9%
Mitsubishi Corp.		1,667,772	40,059	0.9%
Mizuho Financial Group Inc.		24,637,413	35,732	0.8%
Panasonic Corp.		2,411,011	35,146	0.8%
Fanuc Ltd.		235,439	34,084	0.8%
Mitsui & Co. Ltd.		2,134,880	33,576	0.7%
Softbank Corp.		997,531	32,036	0.7%
NTT DoCoMo Inc.		18,837	31,753	0.7%
Nintendo Co. Ltd.		121,961	31,492	0.7%
Nippon Telegraph & Telephone Corp.		638,323	28,789	0.6%
Komatsu Ltd.		1,165,778	28,493	0.6%
Nissan Motor Co. Ltd.		3,054,632	26,847	0.6%
East Japan Railway Co.		417,837	25,803	0.6%
Shin-Etsu Chemical Co. Ltd.		504,481	25,510	0.6%
Mitsubishi Estate Co. Ltd.		1,453,005	25,454	0.6%
Hitachi Ltd.		5,551,404	25,090	0.6%
Tokio Marine Holdings Inc.		889,688	25,014	0.6%
Toshiba Corp.		4,947,214	24,762	0.6%
Kansai Electric Power Co. Inc.		930,165	23,543	0.5%
Nomura Holdings Inc.		4,340,854	22,307	0.5%
Mitsubishi Electric Corp.		2,374,896	22,258	0.5%
Seven & I Holdings Co. Ltd.		926,079	21,497	0.5%
Canon Marketing Japan Inc.		73,590	917	0.0%
Japan—Other †			1,624,652	36.2%
			2,730,865	60.9%

New Zealand †			13,456	0.3%

Singapore
Singapore Telecommunications Ltd.		9,789,220	23,455	0.5%
DBS Group Holdings Ltd.		2,104,727	22,669	0.5%
United Overseas Bank Ltd.		1,499,395	21,642	0.5%
Oversea-Chinese Banking Corp. Ltd.		2,991,983	20,900	0.5%
Singapore—Other †			138,772	3.1%
			227,438	5.1%
Total Common Stocks (Cost $5,769,764)			4,443,518	99.1%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.237%	44,964,886	44,965	1.0%

4U.S. Government and Agency Obligations †			8,999	0.2%
Total Temporary Cash Investments (Cost $53,964)			53,964	1.2%[1]
[5]Total Investments (Cost $5,823,728)			4,497,482	100.3%
Other Assets and Liabilities
Other Assets			42,728	0.9%
Liabilities[3]			(55,056)	(1.2%)
			(12,328)	(0.3%)
Net Assets			4,485,154	100.0%

Pacific Stock Index Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	6,782,061
Undistributed Net Investment Income	128,317
Accumulated Net Realized Losses	(1,100,153)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,326,246)
Futures Contracts	(1,219)
Foreign Currencies and Forward Currency Contracts	2,394
Net Assets	4,485,154

Investor Shares—Net Assets
Applicable to 83,479,364 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	867,811
Net Asset Value Per Share—Investor Shares	$10.40

Admiral Shares—Net Assets
Applicable to 17,112,171 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,164,660
Net Asset Value Per Share—Admiral Shares	$68.06

Signal Shares—Net Assets
Applicable to 7,235,456 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	171,065
Net Asset Value Per Share—Signal Shares	$23.64

Institutional Shares—Net Assets
Applicable to 76,724,476 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	799,270
Net Asset Value Per Share—Institutional Shares	$10.42

ETF Shares—Net Assets
Applicable to 26,922,177 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,482,348
Net Asset Value Per Share—ETF Shares	$55.06

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $36,394,000 of collateral received for securities on loan.
4 Securities with a value of $3,000,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $34,391,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Dividends[1]	163,454
Interest[2]	121
Security Lending	1,071
Total Income	164,646
Expenses
The Vanguard Group—Note B
Investment Advisory Services	417
Management and Administrative—Investor Shares	6,638
Management and Administrative—Admiral Shares	884
Management and Administrative—Signal Shares	145
Management and Administrative—Institutional Shares	301
Management and Administrative—ETF Shares	1,173
Marketing and Distribution—Investor Shares	969
Marketing and Distribution—Admiral Shares	164
Marketing and Distribution—Signal Shares	45
Marketing and Distribution—Institutional Shares	168
Marketing and Distribution—ETF Shares	367
Custodian Fees	956
Auditing Fees	39
Shareholders’ Reports—Investor Shares	17
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—ETF Shares	69
Trustees’ Fees and Expenses	11
Total Expenses	12,366
Net Investment Income	152,280
Realized Net Gain (Loss)
Investment Securities Sold	80,767
Futures Contracts	(6,181)
Foreign Currencies and Forward Currency Contracts	6,846
Realized Net Gain (Loss)	81,432
Change in Unrealized Appreciation (Depreciation)
Investment Securities	444,015
Futures Contracts	(960)
Foreign Currencies and Forward Currency Contracts	2,322
Change in Unrealized Appreciation (Depreciation)	445,377
Net Increase (Decrease) in Net Assets Resulting from Operations	679,089

1 Dividends are net of foreign withholding taxes of $6,575,000.
2 Interest income from an affiliated company of the fund was $101,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	152,280	167,807
Realized Net Gain (Loss)	81,432	(1,037,811)
Change in Unrealized Appreciation (Depreciation)	445,377	1,886,857
Net Increase (Decrease) in Net Assets Resulting from Operations	679,089	1,016,853
Distributions
Net Investment Income
Investor Shares	(79,032)	(90,208)
Admiral Shares	(23,652)	(13,868)
Signal Shares	(4,529)	(2,869)
Institutional Shares	(14,225)	(32,221)
ETF Shares	(35,958)	(22,623)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(157,396)	(161,789)
Capital Share Transactions
Investor Shares	(2,261,374)	(2,494,500)
Admiral Shares	246,250	(30,359)
Signal Shares	(984)	(17,973)
Institutional Shares	259,478	(1,316,524)
ETF Shares	91,378	(114,249)
Net Increase (Decrease) from Capital Share Transactions	(1,665,252)	(3,973,605)
Total Increase (Decrease)	(1,143,559)	(3,118,541)
Net Assets
Beginning of Period	5,628,713	8,747,254
End of Period[1]	4,485,154	5,628,713

1 Net Assets—End of Period includes undistributed net investment income of $128,317,000 and $126,000,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.61	$7.94	$14.19	$12.13	$10.39
Investment Operations
Net Investment Income	.243[1]	.189[1]	.281	.236	.190
Net Realized and Unrealized Gain (Loss)
on Investments	.803	1.621	(6.228)	2.091	1.710
Total from Investment Operations	1.046	1.810	(5.947)	2.327	1.900
Distributions
Dividends from Net Investment Income	(.256)	(.140)	(.303)	(.267)	(.160)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.256)	(.140)	(.303)	(.267)	(.160)
Net Asset Value, End of Period	$10.40	$9.61	$7.94	$14.19	$12.13

Total Return[2]	11.09%	23.23%	-42.71%	19.52%	18.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$868	$2,846	$5,065	$11,281	$7,814
Ratio of Total Expenses to
Average Net Assets	0.26%	0.27%	0.22%	0.22%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.37%	2.42%	2.32%	1.80%	1.73%
Portfolio Turnover Rate[3]	3%	8%	9%	3%	2%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$62.95	$52.04	$92.94	$79.43	$68.05
Investment Operations
Net Investment Income	1.533[1]	1.386[1]	1.933	1.613	1.302
Net Realized and Unrealized Gain (Loss)
on Investments	5.337	10.531	(40.773)	13.714	11.185
Total from Investment Operations	6.870	11.917	(38.840)	15.327	12.487
Distributions
Dividends from Net Investment Income	(1.760)	(1.007)	(2.060)	(1.817)	(1.107)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.760)	(1.007)	(2.060)	(1.817)	(1.107)
Net Asset Value, End of Period	$68.06	$62.95	$52.04	$92.94	$79.43

Total Return[2]	11.13%	23.38%	-42.62%	19.64%	18.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,165	$849	$737	$1,292	$1,128
Ratio of Total Expenses to
Average Net Assets	0.14%	0.16%	0.12%	0.12%	0.17%
Ratio of Net Investment Income
to Average Net Assets	2.49%	2.53%	2.42%	1.90%	1.83%
Portfolio Turnover Rate[3]	3%	8%	9%	3%	2%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Signal Shares
				June 4,
				2007[1], to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.87	$18.08	$32.28	$30.53
Investment Operations
Net Investment Income	.541[2]	.481[2]	.667	.250
Net Realized and Unrealized Gain (Loss) on Investments	1.840	3.658	(14.158)	1.500
Total from Investment Operations	2.381	4.139	(13.491)	1.750
Distributions
Dividends from Net Investment Income	(.611)	(.349)	(.709)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.611)	(.349)	(.709)	—
Net Asset Value, End of Period	$23.64	$21.87	$18.08	$32.28

Total Return[3]	11.10%	23.38%	-42.61%	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$171	$159	$150	$247
Ratio of Total Expenses to Average Net Assets	0.14%	0.16%	0.12%	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	2.49%	2.53%	2.42%	1.90%[4]
Portfolio Turnover Rate[5]	3%	8%	9%	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.63	$7.96	$14.22	$12.15	$10.41
Investment Operations
Net Investment Income	.243[1]	.215[1]	.300	.251	.206
Net Realized and Unrealized Gain (Loss)
on Investments	.816	1.613	(6.242)	2.102	1.710
Total from Investment Operations	1.059	1.828	(5.942)	2.353	1.916
Distributions
Dividends from Net Investment Income	(.269)	(.158)	(.318)	(.283)	(.176)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.269)	(.158)	(.318)	(.283)	(.176)
Net Asset Value, End of Period	$10.42	$9.63	$7.96	$14.22	$12.15

Total Return[2]	11.22%	23.46%	-42.62%	19.72%	18.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$799	$487	$1,610	$2,720	$1,788
Ratio of Total Expenses to
Average Net Assets	0.10%	0.12%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.53%	2.57%	2.45%	1.93%	1.88%
Portfolio Turnover Rate[3]	3%	8%	9%	3%	2%

1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$50.92	$42.10	$75.17	$64.24	$55.09
Investment Operations
Net Investment Income	1.265[1]	1.109[1]	1.573	1.314	1.060
Net Realized and Unrealized Gain (Loss)
on Investments	4.296	8.534	(32.974)	11.089	9.020
Total from Investment Operations	5.561	9.643	(31.401)	12.403	10.080
Distributions
Dividends from Net Investment Income	(1.421)	(.823)	(1.669)	(1.473)	(.930)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.421)	(.823)	(1.669)	(1.473)	(.930)
Net Asset Value, End of Period	$55.06	$50.92	$42.10	$75.17	$64.24

Total Return	11.11%	23.38%	-42.61%	19.65%	18.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,482	$1,288	$1,186	$1,503	$693
Ratio of Total Expenses to
Average Net Assets	0.14%	0.16%	0.11%	0.12%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.49%	2.53%	2.43%	1.90%	1.82%
Portfolio Turnover Rate[2]	3%	8%	9%	3%	2%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

Pacific Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Pacific Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $1,253,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.50% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,604	4,438,914	—
Temporary Cash Investments	44,965	8,999	—
Futures Contracts—Liabilities[1]	(524)	—	—
Forward Currency Contracts—Assets	—	886	—
Total	49,045	4,448,799	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2010, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	886	886
Liabilities	(524)	—	(524)

Pacific Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2010, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(6,181)	—	(6,181)
Forward Currency Contracts	—	2,394	2,394
Realized Net Gain (Loss) on Derivatives	(6,181)	2,394	(3,787)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(960)	—	(960)
Forward Currency Contracts	—	810	810
Change in Unrealized Appreciation (Depreciation) on Derivatives	(960)	810	(150)

At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	December 2010	348	34,822	(1,102)
S&P ASX 200 Index	December 2010	154	17,536	(117)

At October 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/15/10	JPY	462,540	USD	5,748	229
UBS AG	12/22/10	AUD	18,003	USD	17,635	657

AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

Pacific Stock Index Fund

At October 31, 2010, the counterparty had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

The fund had net unrealized foreign currency gains of $1,508,000 resulting from the translation of other assets and liabilities at October 31, 2010.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2010, the fund realized net foreign currency gains of $4,452,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $3,675,000 on the fund’s passive foreign investment company holdings at October 31, 2009, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2010, the fund realized gains on the sale of passive foreign investment companies of $2,981,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2010, was $3,098,000.

During the year ended October 31, 2010, the fund realized $104,566,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2010, the fund had $141,815,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,099,252,000 to offset future net capital gains of $4,471,000 through October 31, 2011, $4,674,000 through October 31, 2013, $453,022,000 through October 31, 2016, $607,343,000 through October 31, 2017, and $29,742,000 through October 31, 2018. Capital loss carryforwards of $68,660,000 expired on October 31, 2010; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2010, the cost of investment securities for tax purposes was $5,826,841,000. Net unrealized depreciation of investment securities for tax purposes was $1,329,359,000, consisting of unrealized gains of $237,367,000 on securities that had risen in value since their purchase and $1,566,726,000 in unrealized losses on securities that had fallen in value since their purchase.

Pacific Stock Index Fund

F. During the year ended October 31, 2010, the fund purchased $1,184,952,000 of investment securities and sold $2,871,527,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	928,036	95,562	697,406	89,584
Issued in Lieu of Cash Distributions	77,181	7,998	89,093	11,571
Redeemed[1]	(3,266,591)	(316,059)	(3,280,999)	(442,815)
Net Increase (Decrease)—Investor Shares	(2,261,374)	(212,499)	(2,494,500)	(341,660)
Admiral Shares
Issued	357,184	5,342	122,233	2,241
Issued in Lieu of Cash Distributions	19,195	304	11,409	227
Redeemed[1]	(130,129)	(2,021)	(164,001)	(3,133)
Net Increase (Decrease)—Admiral Shares	246,250	3,625	(30,359)	(665)
Signal Shares
Issued	38,562	1,730	60,869	3,310
Issued in Lieu of Cash Distributions	3,686	168	2,555	146
Redeemed[1]	(43,232)	(1,932)	(81,397)	(4,472)
Net Increase (Decrease)—Signal Shares	(984)	(34)	(17,973)	(1,016)
Institutional Shares
Issued	320,724	32,370	405,620	51,039
Issued in Lieu of Cash Distributions	10,557	1,093	29,986	3,894
Redeemed[1]	(71,803)	(7,262)	(1,752,130)	(206,617)
Net Increase (Decrease)—Institutional Shares	259,478	26,201	(1,316,524)	(151,684)
ETF Shares
Issued	142,992	2,720	150,908	3,422
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(51,614)	(1,100)	(265,157)	(6,300)
Net Increase (Decrease)—ETF Shares	91,378	1,620	(114,249)	(2,878)
1 Net of redemption fees for fiscal 2010 and 2009 of $186,000 and $361,000, respectively (fund totals).

H. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Emerging Markets Stock Index Fund

Fund Profile
As of October 31, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VEIEX	VEMAX	VERSX	VEMIX	VWO
Expense Ratio1	0.40%	0.27%	0.27%	0.23%	0.27%

Portfolio Characteristics
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Number of Stocks	837	748	1,811
Median Market Cap $17.9B		$18.0B	$29.9B
Price/Earnings Ratio	16.0x	15.3x	16.2x
Price/Book Ratio	2.3x	2.2x	1.7x
Return on Equity	22.0%	21.2%	18.2%
Earnings Growth Rate 15.4%		14.8%	4.4%
Dividend Yield	1.9%	2.2%	2.8%
Turnover Rate	12%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Consumer
Discretionary	6.9%	6.8%	8.7%
Consumer Staples	6.8	6.9	8.5
Energy	14.1	14.2	10.9
Financials	26.1	26.0	25.7
Health Care	0.8	0.8	6.1
Industrials	7.3	7.4	10.3
Information
Technology	12.3	11.9	7.1
Materials	14.4	14.5	12.1
Telecommunication
Services	7.9	8.0	5.9
Utilities	3.4	3.5	4.7

Volatility Measures
	MSCI	MSCI AC
	Emerging	World Index
	Markets Index	ex USA
R-Squared	0.99	0.95
Beta	1.01	1.20

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Petroleo Brasileiro SA	Integrated Oil &
ADR	Gas	3.1%
Vale SA	Steel	2.7
Samsung Electronics Co.	Semiconductors
Ltd.		2.3
China Mobile Ltd.	Wireless
	Telecommunication
	Services	1.7
Gazprom OAO	Integrated Oil &
	Gas	1.6
America Movil SAB de	Wireless
CV	Telecommunication
	Services	1.6
Itau Unibanco Holding	Diversified Banks
SA		1.5
Industrial & Commercial	Diversified Banks
Bank of China		1.2
China Construction Bank	Diversified Banks
Corp.		1.2
CNOOC Ltd.	Oil & Gas
	Exploration &
	Production	1.0
Top Ten		17.9%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.35% for Investor Shares, 0.22% for Admiral Shares, 0.22% for Signal Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares.

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	45.1%
Pacific	0.0%	0.0%	23.3%
Emerging Markets
China	18.4%	18.2%	4.3%
Brazil	16.3	16.3	3.8
South Korea	13.2	13.2	3.1
Taiwan	10.6	10.6	2.5
India	8.1	8.1	1.9
South Africa	7.4	7.4	1.8
Russia	6.2	6.1	1.4
Mexico	4.4	4.4	1.0
Malaysia	2.9	2.9	0.7
Indonesia	2.5	2.4	0.6
Turkey	1.9	1.9	0.4
Thailand	1.7	1.7	0.4
Chile	1.7	1.7	0.4
Poland	1.6	1.6	0.4
Other	3.1	3.5	1.3
Subtotal	100.0%	100.0%	24.0%
North America	0.0%	0.0%	7.6%

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2000, Through October 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2010
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund
Investor Shares	23.98%	14.10%	14.30%	$38,055
MSCI All Country World Index ex USA	13.08	6.21	5.46	17,012
Spliced Emerging Markets Index	23.56	14.64	14.78	39,702
Emerging Markets Funds Average	25.61	12.98	13.48	35,422

Spliced Emerging Markets Index: Select Emerging Markets Index, administered exclusively for Vanguard by MSCI, through August 23, 2006; MSCI Emerging Markets Index thereafter. Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

Vanguard fund returns are adjusted to reflect the 0.50% purchase fee and the 0.25% redemption fee. The fees do not apply to the ETF Shares. In the final table, non-adjusted returns are shown along with the fee-adjusted returns.

See Financial Highlights for dividend and capital gains information.

Emerging Markets Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/23/2006)	Investment
Emerging Markets Stock Index
Fund Admiral Shares	24.15%	13.18%	$17,146
MSCI All Country World Index ex
USA	13.08	4.05	11,889
Spliced Emerging Markets Index	23.56	13.35	17,262
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $1,000,000
	Year	(1/19/2007)	Investment
Emerging Markets Stock Index
Fund Signal Shares	24.11%	7.92%	$1,333,838
MSCI All Country World Index ex
USA	13.08	-0.46	982,859
MSCI Emerging Markets Index	23.56	8.16	1,345,443
"Since Inception" performance is calculated from the Signal Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Emerging Markets Stock Index
Fund Institutional Shares	24.20%	14.30%	14.48%	$19,337,231
MSCI All Country World Index ex
USA	13.08	6.21	5.46	8,506,155
Spliced Emerging Markets Index	23.56	14.64	14.78	19,851,204

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(3/4/2005)	Investment
Emerging Markets Stock Index Fund
ETF Shares Net Asset Value	25.07%	14.40%	13.80%	$20,784
MSCI All Country World Index ex USA	13.08	6.21	6.16	14,025
Spliced Emerging Markets Index	23.56	14.64	14.04	21,034
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.50% purchase fee and the 0.25% redemption fee. The fees do not apply to the ETF Shares.
In the final table, non-adjusted returns are shown along with the fee-adjusted returns.

Emerging Markets Stock Index Fund

Cumulative Returns of ETF Shares: March 4, 2005, Through October 31, 2010
			Since
	One	Five	Inception
	Year	Years	(3/4/2005)
Emerging Markets Stock Index Fund
ETF Shares Market Price	26.34%	93.86%	108.45%
Emerging Markets Stock Index Fund
ETF Shares Net Asset Value	25.07	95.97	107.84
Spliced Emerging Markets Index	23.56	98.04	110.34
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): October 31, 2000, Through October 31, 2010

Vanguard fund returns are adjusted to reflect the 0.50% purchase fee and the 0.25% redemption fee. The fees do not apply to the ETF Shares.
In the final table, non-adjusted returns are shown along with the fee-adjusted returns.

Emerging Markets Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	19.66%	12.06%	13.15%
Fee-Adjusted Returns		18.77	11.90	13.07
Admiral Shares	6/23/2006	19.83	—	12.68[1]
Fee-Adjusted Returns		18.94	—	12.68[1]
Signal Shares	1/19/2007	19.84	—	7.26[1]
Fee-Adjusted Returns		18.94	—	7.26[1]
Institutional Shares	6/22/2000	19.93	12.26	13.33
Fee-Adjusted Returns		19.03	12.10	13.25
ETF Shares	3/4/2005
Market Price		19.34	12.14	13.45[1]
Net Asset Value		19.81	12.20	13.42[1]
1 Return since inception.

Vanguard fund returns are adjusted to reflect the 0.50% purchase fee and the 0.25% redemption fee. The fees do not apply to the ETF Shares.
In the final table, non-adjusted returns are shown along with the fee-adjusted returns.

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Itau Unibanco Holding SA ADR	23,714,644	582,432	1.0%
Vale SA Class B Pfd. ADR	20,271,783	582,408	1.0%
Petroleo Brasileiro SA ADR Type A	17,282,179	539,031	1.0%
Petroleo Brasileiro SA ADR	12,812,721	437,170	0.8%
Petroleo Brasileiro SA Prior Pfd.	27,963,628	425,794	0.8%
Vale SA Class B ADR	12,891,533	414,334	0.7%
Banco Bradesco SA ADR	17,583,082	365,728	0.7%
Petroleo Brasileiro SA	19,207,388	321,836	0.6%
Vale SA Prior Pfd.	10,227,777	287,230	0.5%
Itau Unibanco Holding SA Prior Pfd.	10,971,176	265,198	0.5%
Itausa - Investimentos Itau SA Prior Pfd.	33,842,634	264,921	0.5%
OGX Petroleo e Gas Participacoes SA	19,250,552	251,685	0.5%
BM&FBovespa SA	29,176,743	243,325	0.4%
Banco Bradesco SA Prior Pfd.	11,088,731	227,214	0.4%
Vale SA	6,971,838	219,574	0.4%
Brazil—Other †		3,576,818	6.5%
		9,004,698	16.3%

Chile †		940,317	1.7%

China
China Mobile Ltd.	90,936,667	928,674	1.7%
Industrial & Commercial Bank of China	816,874,659	659,948	1.2%
China Construction Bank Corp.	679,549,493	649,652	1.2%
CNOOC Ltd.	270,663,552	565,069	1.0%
Bank of China Ltd.	860,144,525	516,630	0.9%
China Life Insurance Co. Ltd.	112,980,470	496,694	0.9%

Emerging Markets Stock Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
PetroChina Co. Ltd.	320,201,679	394,147	0.7%
Tencent Holdings Ltd.	15,187,372	349,118	0.6%
Ping An Insurance Group Co. of China Ltd.	25,272,488	273,239	0.5%
China Shenhua Energy Co. Ltd.	51,666,825	230,654	0.4%
China Petroleum & Chemical Corp.	242,217,540	230,461	0.4%
China—Other †		4,834,673	8.8%
		10,128,959	18.3%
Colombia
BanColombia SA ADR	4,267,557	287,847	0.5%
Colombia—Other †		64,181	0.1%
		352,028	0.6%

Czech Republic †		215,937	0.4%

Egypt †		147,918	0.3%

Hungary †		249,483	0.5%

India
Reliance Industries Ltd.	19,567,613	483,248	0.9%
Infosys Technologies Ltd.	6,866,715	460,483	0.8%
ICICI Bank Ltd.	9,903,835	260,759	0.5%
Housing Development Finance Corp.	15,986,525	247,755	0.4%
India—Other †		3,037,229	5.5%
		4,489,474	8.1%

Indonesia †		1,351,955	2.4%

Malaysia †		1,581,704	2.9%

Mexico
America Movil SAB de CV	300,677,798	862,001	1.5%
Wal-Mart de Mexico SAB de CV	93,882,592	256,831	0.5%
Mexico—Other †		1,330,020	2.4%
		2,448,852	4.4%

Morocco †		16,692	0.0%

Peru †		425,072	0.8%

Philippines †		302,230	0.6%

Poland †		891,194	1.6%

Russia
Gazprom OAO ADR	35,670,340	781,004	1.4%
Sberbank of Russia	128,160,315	420,755	0.8%
Lukoil OAO ADR	7,090,228	395,386	0.7%
MMC Norilsk Nickel ADR	11,827,090	220,106	0.4%
Russia—Other †		1,611,582	2.9%
		3,428,833	6.2%

Emerging Markets Stock Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
South Africa
MTN Group Ltd.		24,980,303	449,395	0.8%
Sasol Ltd.		8,679,097	390,840	0.7%
Naspers Ltd.		5,844,423	306,553	0.5%
AngloGold Ashanti Ltd.		5,724,840	268,497	0.5%
Standard Bank Group Ltd.		17,800,168	261,943	0.5%
South Africa—Other †			2,422,416	4.4%
			4,099,644	7.4%
South Korea
Samsung Electronics Co. Ltd. GDR		1,966,103	656,234	1.2%
Samsung Electronics Co. Ltd.		688,157	456,541	0.8%
Hyundai Motor Co.		2,303,694	348,744	0.6%
POSCO ADR		2,819,855	293,096	0.5%
Hyundai Mobis		1,016,507	253,142	0.5%
Samsung Electronics Co. Ltd. Prior Pfd.		305,925	150,327	0.3%
South Korea—Other †			5,107,275	9.2%
			7,265,359	13.1%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		44,642,101	487,045	0.9%
Hon Hai Precision Industry Co. Ltd.		127,464,588	482,076	0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.		144,474,045	297,228	0.5%
HTC Corp.		10,153,480	230,254	0.4%
Taiwan—Other †			4,267,406	7.7%
			5,764,009	10.4%

Thailand †			945,609	1.7%

Turkey †			1,036,068	1.9%
Total Common Stocks (Cost $43,265,508)			55,086,035	99.6%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.237%	667,070,820	667,071	1.2%

4U.S. Government and Agency Obligations †			5,197	0.0%
Total Temporary Cash Investments (Cost $672,268)			672,268	1.2%[1]
[5]Total Investments (Cost $43,937,776)			55,758,303	100.8%
Other Assets and Liabilities
Other Assets			296,135	0.5%
Liabilities[3]			(762,138)	(1.3%)
			(466,003)	(0.8%)
Net Assets			55,292,300	100.0%

Emerging Markets Stock Index Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	45,438,627
Undistributed Net Investment Income	651,499
Accumulated Net Realized Losses	(2,618,276)
Unrealized Appreciation (Depreciation)
Investment Securities	11,820,527
Futures Contracts	101
Foreign Currencies	(178)
Net Assets	55,292,300

Investor Shares—Net Assets
Applicable to 189,826,680 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,597,066
Net Asset Value Per Share—Investor Shares	$29.49

Admiral Shares—Net Assets
Applicable to 122,652,135 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,761,105
Net Asset Value Per Share—Admiral Shares	$38.82

Signal Shares—Net Assets
Applicable to 17,238,508 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	643,739
Net Asset Value Per Share—Signal Shares	$37.34

Institutional Shares—Net Assets
Applicable to 117,532,591 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,473,373
Net Asset Value Per Share—Institutional Shares	$29.55

ETF Shares—Net Assets
Applicable to 874,114,996 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	40,817,017
Net Asset Value Per Share—ETF Shares	$46.70

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.7% and 1.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $628,018,000 of collateral received for securities on loan.
4 Securities with a value of $3,438,000 have been segregated as initial margin for open futures contracts.
5 The total value of securities on loan is $585,466,000.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Dividends[1]	896,585
Interest[2]	261
Security Lending	11,419
Total Income	908,265
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,741
Management and Administrative—Investor Shares	20,389
Management and Administrative—Admiral Shares	4,328
Management and Administrative—Signal Shares	716
Management and Administrative—Institutional Shares	1,576
Management and Administrative—ETF Shares	33,369
Marketing and Distribution—Investor Shares	2,093
Marketing and Distribution—Admiral Shares	541
Marketing and Distribution—Signal Shares	142
Marketing and Distribution—Institutional Shares	608
Marketing and Distribution—ETF Shares	6,133
Custodian Fees	22,018
Auditing Fees	39
Shareholders’ Reports—Investor Shares	86
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	536
Trustees’ Fees and Expenses	57
Total Expenses	94,375
Net Investment Income	813,890
Realized Net Gain (Loss)
Investment Securities Sold	563,457
Futures Contracts	9,459
Swap Contracts	(5,222)
Foreign Currencies	(42,895)
Realized Net Gain (Loss)	524,799
Change in Unrealized Appreciation (Depreciation)
Investment Securities	7,919,706
Futures Contracts	2,977
Swap Contracts	4,604
Foreign Currencies	(1,217)
Change in Unrealized Appreciation (Depreciation)	7,926,070
Net Increase (Decrease) in Net Assets Resulting from Operations	9,264,759

1 Dividends are net of foreign withholding taxes of $107,342,000.
2 Interest income from an affiliated company of the fund was $241,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	813,890	378,503
Realized Net Gain (Loss)	524,799	(1,254,331)
Change in Unrealized Appreciation (Depreciation)	7,926,070	8,587,988
Net Increase (Decrease) in Net Assets Resulting from Operations	9,264,759	7,712,160
Distributions
Net Investment Income
Investor Shares	(92,803)	(231,087)
Admiral Shares	(38,489)	(69,431)
Signal Shares	(6,752)	(12,807)
Institutional Shares	(26,615)	(45,949)
ETF Shares	(258,615)	(251,740)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(423,274)	(611,014)
Capital Share Transactions
Investor Shares	(3,150,495)	(309,416)
Admiral Shares	1,436,817	333,668
Signal Shares	62,406	42,629
Institutional Shares	1,174,368	304,253
ETF Shares	19,499,494	7,449,732
Net Increase (Decrease) from Capital Share Transactions	19,022,590	7,820,866
Total Increase (Decrease)	27,864,075	14,922,012
Net Assets
Beginning of Period	27,428,225	12,506,213
End of Period[1]	55,292,300	27,428,225

1 Net Assets—End of Period includes undistributed net investment income of $651,499,000 and $301,998,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$23.90	$15.66	$36.78	$22.05	$16.91
Investment Operations
Net Investment Income	.521[1]	.398[1]	.780	.604[1]	.396
Net Realized and Unrealized Gain (Loss)
on Investments[2]	5.383	8.542	(21.313)	14.522	5.059
Total from Investment Operations	5.904	8.940	(20.533)	15.126	5.455
Distributions
Dividends from Net Investment Income	(.314)	(.700)	(.587)	(.396)	(.315)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.314)	(.700)	(.587)	(.396)	(.315)
Net Asset Value, End of Period	$29.49	$23.90	$15.66	$36.78	$22.05

Total Return[3]	24.92%	60.07%	-56.66%	69.59%	32.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,597	$7,024	$5,345	$14,150	$7,202
Ratio of Total Expenses to
Average Net Assets	0.35%	0.40%	0.32%	0.37%	0.42%
Ratio of Net Investment Income to
Average Net Assets	1.97%	2.16%	2.81%	2.24%	2.20%
Portfolio Turnover Rate[4]	12%	12%	20%	9%	26%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.04, $.01, $.05, $.04, and $.05.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares

					June 23,
					2006[1] to
For a Share Outstanding			Year Ended October 31,		Oct. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$31.45	$20.63	$48.47	$29.03	$25.00
Investment Operations
Net Investment Income	.696[2]	.567[2]	1.079	.853[2]	.222
Net Realized and Unrealized Gain (Loss)
on Investments[3]	7.119	11.222	(28.099)	19.121	3.808
Total from Investment Operations	7.815	11.789	(27.020)	19.974	4.030
Distributions
Dividends from Net Investment Income	(.445)	(.969)	(.820)	(.534)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.445)	(.969)	(.820)	(.534)	—
Net Asset Value, End of Period	$38.82	$31.45	$20.63	$48.47	$29.03

Total Return[4]	25.08%	60.29%	-56.63%	69.82%	16.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,761	$2,674	$1,508	$3,514	$1,491
Ratio of Total Expenses to
Average Net Assets	0.22%	0.27%	0.20%	0.25%	0.30%[5]
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.29%	2.93%	2.36%	2.32%[5]
Portfolio Turnover Rate[6]	12%	12%	20%	9%	26%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03, $.01, $.06, $.05, and $.04.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares
				Jan. 19,
				2007[1], to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$30.26	$19.85	$46.61	$30.38
Investment Operations
Net Investment Income	.690[2]	.553[2]	1.029	.580[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	6.818	10.795	(27.029)	15.650
Total from Investment Operations	7.508	11.348	(26.000)	16.230
Distributions
Dividends from Net Investment Income	(.428)	(.938)	(.760)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.428)	(.938)	(.760)	—
Net Asset Value, End of Period	$37.34	$30.26	$19.85	$46.61

Total Return[4]	25.04%	60.33%	-56.64%	53.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$644	$463	$266	$385
Ratio of Total Expenses to Average Net Assets	0.22%	0.27%	0.20%	0.25%[5]
Ratio of Net Investment Income to Average Net Assets	2.10%	2.29%	2.93%	2.36%[5]
Portfolio Turnover Rate[6]	12%	12%	20%	9%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03, $.01, $.05, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$23.94	$15.71	$36.90	$22.11	$16.95
Investment Operations
Net Investment Income	.571[1]	.437[1]	.835	.686[1]	.443
Net Realized and Unrealized Gain (Loss)
on Investments[2]	5.388	8.547	(21.393)	14.533	5.059
Total from Investment Operations	5.959	8.984	(20.558)	15.219	5.502
Distributions
Dividends from Net Investment Income	(.349)	(.754)	(.632)	(.429)	(.342)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.349)	(.754)	(.632)	(.429)	(.342)
Net Asset Value, End of Period	$29.55	$23.94	$15.71	$36.90	$22.11

Total Return[3]	25.13%	60.41%	-56.61%	69.90%	32.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,473	$1,731	$887	$1,463	$559
Ratio of Total Expenses to
Average Net Assets	0.15%	0.23%	0.15%	0.20%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.17%	2.33%	2.98%	2.41%	2.37%
Portfolio Turnover Rate[4]	12%	12%	20%	9%	26%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.02, $.01, $.03, $.04, and $.05.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2010	2009	2008[1]	2007[1]	2006[1]
Net Asset Value, Beginning of Period	$37.84	$24.83	$58.31	$34.96	$26.81
Investment Operations
Net Investment Income	.870[2]	.668[2]	1.303	1.065[2]	.667
Net Realized and Unrealized Gain (Loss)
on Investments[3]	8.535	13.520	(33.798)	22.955	8.022
Total from Investment Operations	9.405	14.188	(32.495)	24.020	8.689
Distributions
Dividends from Net Investment Income	(.545)	(1.178)	(.985)	(.670)	(.539)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.545)	(1.178)	(.985)	(.670)	(.539)
Net Asset Value, End of Period	$46.70	$37.84	$24.83	$58.31	$34.96

Total Return	25.07%	60.28%	-56.62%	69.78%	32.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,817	$15,537	$4,500	$6,275	$1,582
Ratio of Total Expenses to
Average Net Assets	0.22%	0.27%	0.20%	0.25%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.29%	2.93%	2.36%	2.32%
Portfolio Turnover Rate[4]	12%	12%	20%	9%	26%

1 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03, $.01, $.05, $.10 and $.10.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Emerging Markets Stock Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund’s target index when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

The fund has no open swap contracts at October 31, 2010.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Emerging Markets Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $9,466,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 3.79% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	13,170,967	—	—
Common Stocks--Other	2,116,606	39,798,462	—
Temporary Cash Investments	667,071	5,197	—
Futures Contracts—Liabilities[1]	(135)	—	—
Total	15,954,509	39,803,659	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Taiwan Index	November 2010	2,700	79,353	101

Emerging Markets Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2010, the fund realized net foreign currency losses of $42,895,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $17,309,000 on the fund’s passive foreign investment company holdings at October 31, 2009, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2010, the fund realized gains on the sale of passive foreign investment companies of $1,782,0000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Since October 31, 2009, the fund’s passive foreign investment company holdings have appreciated in value, increasing the amount of taxable income available for distribution as of October 31, 2010, by $111,764,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2010, was $129,073,000.

The fund’s realized losses for the year ended October 31, 2010, include $2,000 of capital gain tax paid on sales of Peruvian securities. This tax is treated as a decrease to taxable income; accordingly, this amount has been reclassified from accumulated net realized losses to undistributed net investment income.

During the year ended October 31, 2010, the fund realized $949,063,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2010, the fund had $824,940,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $2,447,495,000 to offset future net capital gains of $15,143,000 through October 31, 2012, $167,331,000 through October 31, 2014, $460,853,000 through October 31, 2016, $1,591,794,000 through October 31, 2017, and $212,374,000 through October 31, 2018.

At October 31, 2010, the cost of investment securities for tax purposes was $44,237,626,000. Net unrealized appreciation of investment securities for tax purposes was $11,520,677,000, consisting of unrealized gains of $13,042,472,000 on securities that had risen in value since their purchase and $1,521,795,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2010, the fund purchased $25,709,777,000 of investment securities and sold $6,487,233,000 of investment securities, other than temporary cash investments.

Emerging Markets Stock Index Fund

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	2,083,356	80,442	1,853,897	96,420
Issued in Lieu of Cash Distributions	88,603	3,492	223,214	15,577
Redeemed[2]	(5,322,454)	(187,996)	(2,386,527)	(159,509)
Net Increase (Decrease)—Investor Shares	(3,150,495)	(104,062)	(309,416)	(47,512)
Admiral Shares
Issued[1]	1,917,883	51,857	639,959	25,023
Issued in Lieu of Cash Distributions	33,549	1,006	60,382	3,205
Redeemed[2]	(514,615)	(15,208)	(366,673)	(16,316)
Net Increase (Decrease)—Admiral Shares	1,436,817	37,655	333,668	11,912
Signal Shares
Issued[1]	209,068	6,390	154,975	6,912
Issued in Lieu of Cash Distributions	5,772	180	11,476	633
Redeemed[2]	(152,434)	(4,641)	(123,822)	(5,646)
Net Increase (Decrease)—Signal Shares	62,406	1,929	42,629	1,899
Institutional Shares
Issued[1]	1,427,756	54,632	554,729	28,701
Issued in Lieu of Cash Distributions	16,645	656	28,341	1,978
Redeemed[2]	(270,033)	(10,041)	(278,817)	(14,848)
Net Increase (Decrease)—Institutional Shares	1,174,368	45,247	304,253	15,831
ETF Shares
Issued[1]	19,778,543	470,556	7,505,813	231,324
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(279,049)	(7,000)	(56,081)	(2,000)
Net Increase (Decrease)—ETF Shares	19,499,494	463,556	7,449,732	229,324

1 Includes purchase fees for fiscal 2010 and 2009 of $31,994,000 and $7,040,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2010 and 2009 of $7,682,000 and $5,687,000, respectively (fund totals).

H. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund:

In our opinion, the accompanying statements of net assets–investment summaries, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund (constituting three separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 9, 2010

Special 2010 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $366,213,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $382,738,000 and foreign taxes paid of $36,378,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2011 to determine the calendar year amounts to be included on their 2010 tax returns.

Special 2010 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $121,966,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $168,838,000 and foreign taxes paid of $5,798,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2011 to determine the calendar year amounts to be included on their 2010 tax returns.

Special 2010 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $259,805,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $1,001,105,000 and foreign taxes paid of $104,896,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2011 to determine the calendar year amounts to be included on their 2010 tax returns.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income , using actual prior-year figures and estimates for 2010. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2010

	One	Five	Ten
	Year	Years	Years
European Stock Index Fund Investor Shares
Returns Before Taxes	9.35%	4.04%	3.60%
Returns After Taxes on Distributions	8.82	3.45	3.00
Returns After Taxes on Distributions and Sale of Fund Shares	6.89	3.43	2.91

	One	Five	Ten
	Year	Years	Years
Pacific Stock Index Fund Investor Shares
Returns Before Taxes	11.09%	2.11%	2.26%
Returns After Taxes on Distributions	10.61	1.74	1.92
Returns After Taxes on Distributions and Sale of Fund Shares	7.67	1.75	1.82

	One	Five	Ten
	Year	Years	Years
Emerging Markets Stock Index Fund Investor Shares
Returns Before Taxes	23.98%	14.10%	14.30%
Returns After Taxes on Distributions	23.76	13.73	13.82
Returns After Taxes on Distributions and Sale of Fund Shares	15.83	12.28	12.67

Returns for the Emerging Markets Stock Index Fund are adjusted to reflect the 0.50% purchase fee and the 0.25% redemption fee. Returns for the European and Pacific Stock Index Funds do not reflect the 2% fee on redemptions of shares held for less than two months.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2010	10/31/2010	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,093.00	$1.37
Admiral Shares	1,000.00	1,093.67	0.74
Signal Shares	1,000.00	1,093.97	0.74
Institutional Shares	1,000.00	1,094.13	0.53
ETF Shares	1,000.00	1,093.48	0.74
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,020.61	$1.32
Admiral Shares	1,000.00	1,021.16	0.71
Signal Shares	1,000.00	1,021.17	0.71
Institutional Shares	1,000.00	1,021.57	0.51
ETF Shares	1,000.00	1,021.14	0.71
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,108.23	$1.86
Admiral Shares	1,000.00	1,108.83	1.17
Signal Shares	1,000.00	1,108.67	1.17
Institutional Shares	1,000.00	1,108.82	0.80
ETF Shares	1,000.00	1,108.74	1.17

Six Months Ended October 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2010	10/31/2010	Period
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.50	0.71
Signal Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.50	0.71
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
Admiral Shares	1,000.00	1,024.50	0.71
Signal Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.50	0.71
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.44	$1.79
Admiral Shares	1,000.00	1,024.10	1.12
Signal Shares	1,000.00	1,024.10	1.12
Institutional Shares	1,000.00	1,024.45	0.77
ETF Shares	1,000.00	1,024.10	1.12

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; and for the Emerging Markets Stock Index Fund, 0.35% for Investor Shares, 0.22% for Admiral Shares, 0.22% for Signal Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
Institutional Investor Services > 800-523-1036	bears no liability with respect to any such funds or
Text Telephone for People	securities. For any such funds or securities, the
With Hearing Impairment > 800-749-7273	prospectus or the Statement of Additional Information
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q720 122010

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Austria (0.5%)
Erste Group Bank AG	227,964	10,300
OMV AG	179,518	6,714
Telekom Austria AG	400,499	6,133
Voestalpine AG	130,918	5,199
* IMMOFINANZ AG	1,178,530	4,648
^ Verbund AG	92,823	3,713
^ Raiffeisen Bank International AG	64,213	3,627
Vienna Insurance Group AG Wiener Versicherung Gruppe	46,960	2,525
		42,859
Belgium (1.5%)
Anheuser-Busch InBev NV	865,975	54,387
Groupe Bruxelles Lambert SA	97,210	8,612
Delhaize Group SA	122,336	8,551
* KBC Groep NV	191,674	8,346
Ageas	2,697,191	8,305
Solvay SA Class A	71,321	7,558
Belgacom SA	182,418	7,163
Umicore	136,728	6,442
Colruyt SA	102,305	5,774
UCB SA	119,189	4,624
* Dexia SA	675,604	3,011
Mobistar SA	33,268	2,202
Cie Nationale a Portefeuille	33,308	1,782
		126,757
Denmark (1.5%)
Novo Nordisk A/S Class B	522,644	54,879
* Danske Bank A/S	545,835	14,499
Carlsberg A/S Class B	128,552	14,055
AP Moller - Maersk A/S Class B	1,585	13,754
* Vestas Wind Systems A/S	246,293	7,851
Novozymes A/S	55,434	7,386
AP Moller - Maersk A/S	665	5,589
DSV A/S	249,915	5,124
Coloplast A/S Class B	26,668	3,302
* William Demant Holding A/S	28,650	2,148
Tryg AS	31,025	1,563
		130,150
Finland (1.7%)
Nokia Oyj	4,490,238	48,223
Fortum Oyj	533,863	15,141
Sampo Oyj	504,584	14,130
UPM-Kymmene Oyj	622,990	10,351
Kone Oyj Class B	188,436	10,096
Metso Oyj	153,314	7,269
Stora Enso Oyj	701,887	6,974
Wartsila Oyj	94,630	6,636
Nokian Renkaat Oyj	127,537	4,422
Kesko Oyj Class B	79,018	3,921
Elisa Oyj	163,197	3,490
Outokumpu Oyj	155,176	2,787
Neste Oil Oyj	150,143	2,491
Orion Oyj Class B	113,281	2,409
Sanoma Oyj	97,181	2,193
Pohjola Bank plc	168,133	2,127
Rautaruukki Oyj	101,933	2,026
		144,686
France (15.6%)
Total SA	2,535,712	138,029
Sanofi-Aventis SA	1,258,027	88,140
BNP Paribas	1,137,034	83,169
^ GDF Suez	1,491,784	59,607

1

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
France Telecom SA	2,223,387	53,346
LVMH Moet Hennessy Louis Vuitton SA	293,656	46,072
Societe Generale	753,786	45,201
Danone	699,079	44,326
Air Liquide SA	339,162	43,913
Vivendi SA	1,473,124	42,095
Schneider Electric SA	288,291	40,961
Carrefour SA	717,918	38,871
AXA SA	2,058,340	37,538
L'Oreal SA	287,134	33,728
ArcelorMittal	1,028,721	33,288
Vinci SA	523,824	28,088
Unibail-Rodamco SE	109,527	22,853
Cie de St-Gobain	463,139	21,759
Pernod-Ricard SA	237,164	21,080
Credit Agricole SA	1,117,124	18,322
^ Cie Generale des Etablissements Michelin Class B	209,664	16,753
Cie Generale d'Optique Essilor International SA	241,531	16,142
PPR	91,235	15,006
EDF SA	310,499	14,245
Lafarge SA	240,855	13,773
Vallourec SA	130,709	13,590
Hermes International	63,589	13,507
* Renault SA	230,498	12,868
* European Aeronautic Defence and Space Co. NV	489,070	12,866
Alstom SA	246,407	12,444
Bouygues SA	276,321	12,221
Veolia Environnement	413,600	12,163
Christian Dior SA	76,905	11,129
Technip SA	119,014	10,026
* Alcatel-Lucent	2,798,000	9,837
SES SA	361,633	9,287
Cap Gemini SA	178,296	9,102
Publicis Groupe SA	149,061	7,426
Sodexo	113,758	7,403
Accor SA	177,859	7,299
* Peugeot SA	181,983	7,279
STMicroelectronics NV	759,570	6,661
* Natixis	1,048,945	6,444
Safran SA	199,020	6,314
Suez Environnement Co.	321,931	6,299
Casino Guichard Perrachon SA	65,999	6,209
Legrand SA	156,398	6,039
Lagardere SCA	140,762	6,014
Groupe Eurotunnel SA	566,390	5,635
Dassault Systemes SA	70,617	5,421
SCOR SE	199,615	4,908
Eutelsat Communications	117,703	4,430
Klepierre	112,278	4,371
Thales SA	106,119	4,330
Bureau Veritas SA	58,290	4,309
* Cie Generale de Geophysique-Veritas	170,441	3,981
* Edenred	172,096	3,605
CNP Assurances	174,496	3,487
Fonciere Des Regions	28,366	3,243
Neopost SA	38,312	3,182
ICADE	27,520	3,025
* Air France-KLM	164,446	3,002
Aeroports de Paris	34,557	2,937
Societe BIC SA	32,445	2,880
Gecina SA	23,106	2,806
Imerys SA	46,054	2,752
Eurazeo	35,255	2,681
* Atos Origin SA	56,023	2,593

2

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Eiffage SA	49,319	2,438
*	JCDecaux SA	80,744	2,372
	Societe Television Francaise 1	144,393	2,367
	Eramet	6,419	2,228
	Iliad SA	19,646	2,213
	Metropole Television SA	78,589	1,924
	PagesJaunes Groupe	156,121	1,721
	BioMerieux	14,403	1,388
	Ipsen SA	35,764	1,260
			1,320,221
Germany (12.6%)
	Siemens AG	987,113	112,645
	BASF SE	1,101,921	80,123
	Bayer AG	992,110	73,999
	Allianz SE	544,556	68,194
	E.ON AG	2,160,582	67,627
	Deutsche Bank AG	1,116,948	64,343
*	Daimler AG	976,641	64,316
	SAP AG	1,029,637	53,643
	Deutsche Telekom AG	3,398,307	49,229
	RWE AG	503,524	36,083
	Muenchener Rueckversicherungs AG	225,946	35,316
	Volkswagen AG Prior Pfd.	203,986	30,586
	Linde AG	202,665	29,158
	Bayerische Motoren Werke AG	397,563	28,494
	Deutsche Post AG	1,019,732	19,008
	Deutsche Boerse AG	234,403	16,490
	Adidas AG	251,798	16,400
	ThyssenKrupp AG	401,370	14,767
	Fresenius Medical Care AG & Co. KGaA	231,156	14,712
	MAN SE	127,056	13,956
	Henkel AG & Co. KGaA Prior Pfd.	213,176	12,570
	K&S AG	171,288	11,917
	Metro AG	155,080	10,867
*	Infineon Technologies AG	1,310,803	10,312
	HeidelbergCement AG	169,458	8,849
	Fresenius SE Prior Pfd.	97,208	8,713
	Beiersdorf AG	120,932	7,876
	Henkel AG & Co. KGaA	155,336	7,698
*	Commerzbank AG	852,540	7,678
*	Daimler AG	105,519	6,963
	Merck KGaA	77,653	6,465
*	Deutsche Lufthansa AG	273,338	5,843
	Porsche Automobil Holding SE Prior Pfd.	104,679	5,358
*	QIAGEN NV	276,052	5,231
	GEA Group AG	197,513	5,163
*	Continental AG	59,195	5,139
	Hochtief AG	54,021	4,685
	Volkswagen AG	35,021	4,591
	Wacker Chemie AG	18,429	3,801
	Hannover Rueckversicherung AG	73,586	3,722
*,^	Deutsche Postbank AG	103,507	3,600
	Salzgitter AG	49,841	3,576
	RWE AG Prior Pfd.	47,868	3,241
	Bayerische Motoren Werke AG Prior Pfd.	63,543	3,093
	Fresenius SE	34,364	3,031
	Fraport AG Frankfurt Airport Services Worldwide	44,354	2,814
	United Internet AG	145,877	2,613
	Celesio AG	94,628	2,255
	Puma AG Rudolf Dassler Sport	6,316	2,096
	Suedzucker AG	80,431	1,899
*	TUI AG	160,464	1,871
			1,062,619

3

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
Greece (0.5%)
	National Bank of Greece SA	991,832	10,887
	Coca Cola Hellenic Bottling Co. SA	216,852	5,602
	OPAP SA	262,841	4,951
	Bank of Cyprus Public Co. Ltd.	1,010,137	4,707
*	Alpha Bank AE	616,596	4,073
	Public Power Corp. SA	141,066	2,361
*	EFG Eurobank Ergasias SA	381,240	2,353
*	Piraeus Bank SA	409,488	2,127
	National Bank of Greece SA ADR	783,324	1,770
	Hellenic Telecommunications Organization SA ADR	321,343	1,289
	Hellenic Telecommunications Organization SA	140,988	1,126
			41,246
Ireland (0.4%)
	CRH plc	840,978	14,527
	Kerry Group plc Class A	168,832	6,213
*	Elan Corp. plc	583,824	3,240
*	Governor & Co. of the Bank of Ireland	4,140,667	3,093
	Ryanair Holdings plc ADR	75,824	2,474
	WPP plc ADR	25,332	1,470
*,^	Anglo Irish Bank Corp. Ltd.	2,503,596	756
	Ryanair Holdings plc	56,963	328
	CRH plc	7,832	135
			32,236
Italy (4.5%)
	ENI SPA	3,123,459	70,332
	Enel SPA	7,893,087	45,086
	UniCredit SPA	16,181,316	42,186
	Intesa Sanpaolo SPA (Registered)	9,230,266	32,464
	Assicurazioni Generali SPA	1,401,707	30,725
	Telecom Italia SPA (Registered)	11,252,069	17,269
	Fiat SPA	918,165	15,549
	Saipem SPA	318,134	14,134
	Tenaris SA	566,315	11,742
	Snam Rete Gas SPA	1,721,797	9,335
	Telecom Italia SPA (Bearer)	7,280,867	8,934
	Unione di Banche Italiane SCPA	728,974	7,697
	Terna Rete Elettrica Nazionale SPA	1,560,821	7,202
	Finmeccanica SPA	482,388	6,741
	Atlantia SPA	287,832	6,579
	Mediaset SPA	843,614	6,229
*	Mediobanca SPA	565,640	5,864
	Parmalat SPA	2,065,010	5,677
	Prysmian SPA	214,317	4,154
^	Banco Popolare SC	764,375	4,108
	Luxottica Group SPA	137,201	4,052
*	Banca Monte dei Paschi di Siena SPA	2,709,995	3,814
	Intesa Sanpaolo SPA (Bearer)	1,104,719	3,027
	Pirelli & C SPA	293,378	2,507
	Banca Popolare di Milano Scarl	479,433	2,242
	A2A SPA	1,338,596	2,183
	Exor SPA	77,940	2,004
*	Autogrill SPA	139,396	1,859
	Banca Carige SPA	687,252	1,664
^	Mediolanum SPA	271,291	1,275
			376,634
Netherlands (4.0%)
	Unilever NV	1,954,339	58,039
*	ING Groep NV	4,595,675	49,168
	Koninklijke Philips Electronics NV	1,181,115	36,027
	Koninklijke KPN NV	1,946,211	32,504
	Koninklijke Ahold NV	1,435,559	19,842
	ASML Holding NV	508,244	16,848

4

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Akzo Nobel NV	279,006	16,573
	Heineken NV	311,439	15,810
	TNT NV	447,769	11,908
*	Aegon NV	1,868,612	11,843
	Reed Elsevier NV	820,189	10,715
	Koninklijke DSM NV	184,269	9,862
	Wolters Kluwer NV	359,644	8,198
*	Randstad Holding NV	132,070	6,292
	Heineken Holding NV	137,719	5,940
	Fugro NV	79,778	5,648
	Corio NV	70,324	5,169
	Koninklijke Vopak NV	85,671	4,286
	SBM Offshore NV	199,209	4,066
	Koninklijke Boskalis Westminster NV	84,131	3,418
	Delta Lloyd NV	90,643	1,874
	ASML Holding NV ADR	11,107	369
*	Aegon NV	972	6
			334,405
Norway (1.2%)
	Statoil ASA	1,341,785	29,307
	DnB NOR ASA	1,173,549	16,120
	Telenor ASA	995,504	16,068
	Yara International ASA	227,068	11,973
	Seadrill Ltd.	333,471	10,123
	Orkla ASA	932,072	9,033
	Norsk Hydro ASA	1,066,863	6,549
	Aker Solutions ASA	200,114	3,052
*,^	Renewable Energy Corp. ASA	600,961	2,093
			104,318
Portugal (0.4%)
	Portugal Telecom SGPS SA	702,295	10,150
	EDP - Energias de Portugal SA	2,101,332	8,039
	Galp Energia SGPS SA Class B	274,942	5,305
	Jeronimo Martins SGPS SA	257,016	3,860
	Banco Espirito Santo SA	644,315	3,200
^	Banco Comercial Portugues SA	3,300,391	3,002
	Cimpor Cimentos de Portugal SGPS SA	249,692	1,736
	Brisa Auto-Estradas de Portugal SA	225,672	1,710
*	EDP Renovaveis SA	268,360	1,556
			38,558
Spain (5.8%)
^	Telefonica SA	4,843,528	130,885
	Banco Santander SA	9,874,828	126,749
	Banco Bilbao Vizcaya Argentaria SA	4,271,698	56,278
	Iberdrola SA	4,835,298	40,853
	Repsol YPF SA	877,991	24,347
	Inditex SA	262,746	21,945
^	ACS Actividades de Construccion y Servicios SA	170,794	8,966
^	Abertis Infraestructuras SA	354,779	7,016
^	Banco Popular Espanol SA	1,038,011	6,722
	Red Electrica Corp. SA	129,129	6,489
	Ferrovial SA	525,087	5,991
	Criteria Caixacorp SA	1,000,695	5,654
^	Banco de Sabadell SA	1,149,761	5,596
	Enagas	212,919	4,696
	Gas Natural SDG SA	272,579	3,993
	Iberdrola Renovables SA	998,913	3,375
	Mapfre SA	921,151	3,061
	Zardoya Otis SA	170,162	2,837
^	Grifols SA	168,646	2,734
	Acciona SA	29,812	2,625
*	Iberia Lineas Aereas de Espana SA	591,049	2,596
	Telefonica SA ADR	28,150	2,284

5

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
^ Bankinter SA	332,809	2,220
Indra Sistemas SA	111,234	2,180
Acerinox SA	123,156	2,020
* Gamesa Corp. Tecnologica SA	238,805	1,663
^ Gestevision Telecinco SA	118,629	1,514
^ Banco de Valencia SA	264,770	1,494
^ Fomento de Construcciones y Contratas SA	47,087	1,271
		488,054
Sweden (4.7%)
Hennes & Mauritz AB Class B	1,225,582	43,166
Nordea Bank AB	3,877,168	42,690
Telefonaktiebolaget LM Ericsson Class B	3,610,580	39,708
TeliaSonera AB	2,687,976	22,453
Svenska Handelsbanken AB Class A	589,005	19,269
Sandvik AB	1,213,220	18,291
* Volvo AB Class B	1,305,590	17,675
Atlas Copco AB Class A	806,572	16,856
Skandinaviska Enskilda Banken AB Class A	1,692,844	13,124
SKF AB	466,581	12,061
* Swedbank AB Class A	857,606	11,992
Investor AB Class B	545,466	11,196
Svenska Cellulosa AB Class B	686,413	10,641
Assa Abloy AB Class B	377,675	9,684
Skanska AB Class B	481,833	9,221
Atlas Copco AB Class B	471,303	8,992
Millicom International Cellular SA	91,624	8,648
Tele2 AB	378,796	8,325
Scania AB Class B	386,730	8,223
Swedish Match AB	279,000	7,805
Alfa Laval AB	407,836	7,078
Electrolux AB Class B	288,021	6,976
Boliden AB	323,829	5,498
Kinnevik Investment AB Class B	259,151	5,350
Getinge AB	239,996	5,082
^ Hexagon AB Class B	224,898	4,576
Ratos AB	124,300	4,432
Modern Times Group AB Class B	59,541	4,278
Securitas AB Class B	371,964	4,069
Husqvarna AB	479,298	3,373
SSAB AB Class A	212,441	2,979
Holmen AB	64,064	2,034
SSAB AB Class B	99,995	1,237
		396,982
Switzerland (11.7%)
Nestle SA	4,160,039	227,864
Novartis AG	2,531,534	146,684
Roche Holding AG	842,882	123,781
* UBS AG	4,333,745	73,620
Credit Suisse Group AG	1,351,422	55,947
ABB Ltd.	2,654,818	54,991
Zurich Financial Services AG	177,628	43,469
Syngenta AG	113,329	31,379
Cie Financiere Richemont SA	625,013	31,174
Swiss Reinsurance Co. Ltd.	423,815	20,363
Holcim Ltd.	295,501	18,409
Swatch Group AG (Bearer)	37,081	14,174
Swisscom AG	27,837	11,625
Julius Baer Group Ltd.	249,547	10,531
SGS SA	6,540	10,461
Givaudan SA	9,941	10,243
Geberit AG	46,979	9,004
Synthes Inc.	71,426	8,519
Adecco SA	148,100	8,286
Kuehne & Nagel International AG	65,087	8,052

6

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Sonova Holding AG	55,010	6,371
	Schindler Holding AG (Bearer)	58,175	6,234
*	Actelion Ltd.	122,563	6,123
	Baloise Holding AG	60,030	5,547
	Sika AG	2,415	4,789
	Lonza Group AG	54,140	4,739
	Swiss Life Holding AG	36,172	4,426
*,^	Logitech International SA	215,737	4,090
*	GAM Holding AG	246,595	3,896
	Lindt & Spruengli AG	133	3,813
	Swatch Group AG (Registered)	52,923	3,680
	Aryzta AG	68,195	3,022
	Lindt & Spruengli AG	1,050	2,855
	Schindler Holding AG (Registered)	26,197	2,849
	Pargesa Holding SA	32,868	2,605
	Nobel Biocare Holding AG	151,190	2,500
	Straumann Holding AG	9,517	1,992
	Aryzta AG	32,711	1,431
*	UBS AG (New York Shares)	32,349	551
			990,089
United Kingdom (32.9%)
	HSBC Holdings plc	21,006,718	218,632
	Vodafone Group plc	59,868,615	163,658
	BP plc	21,428,329	145,653
	GlaxoSmithKline plc	6,229,610	121,650
	Rio Tinto plc	1,739,117	112,957
^	Royal Dutch Shell plc Class B	3,234,223	103,501
	BHP Billiton plc	2,647,798	93,799
	British American Tobacco plc	2,395,542	91,262
	Royal Dutch Shell plc Class A	2,737,417	88,795
	AstraZeneca plc	1,729,917	87,019
	Standard Chartered plc	2,764,460	79,962
	BG Group plc	4,056,707	78,969
	Anglo American plc	1,582,133	73,717
	Tesco plc	9,623,553	65,860
	Barclays plc	13,727,055	60,323
	Diageo plc	3,005,056	55,436
*	Lloyds Banking Group plc	48,998,665	53,856
	Royal Dutch Shell plc Class A	1,516,398	49,212
	Xstrata plc	2,467,241	47,799
	Unilever plc	1,539,031	44,371
	Reckitt Benckiser Group plc	738,622	41,266
	National Grid plc	4,162,927	39,367
	Imperial Tobacco Group plc	1,219,926	39,071
	SABMiller plc	1,138,270	36,930
	Centrica plc	6,163,109	32,795
	Prudential plc	3,055,303	30,902
	Rolls-Royce Group plc	2,223,897	23,072
	BT Group plc	9,282,292	22,888
	BAE Systems plc	4,133,950	22,820
	Aviva plc	3,359,649	21,426
	Scottish & Southern Energy plc	1,112,366	20,557
	Tullow Oil plc	1,062,318	20,177
	Compass Group plc	2,263,801	18,552
	WPP plc	1,384,299	16,087
	Shire plc	675,388	15,849
	British Sky Broadcasting Group plc	1,369,649	15,506
*	Royal Bank of Scotland Group plc	20,892,254	14,949
	Pearson plc	974,145	14,920
	Experian plc	1,228,384	14,274
	Old Mutual plc	6,526,924	13,593
	Marks & Spencer Group plc	1,897,815	13,006
	Reed Elsevier plc	1,456,323	12,494
	International Power plc	1,822,321	12,159

7

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2010

	WM Morrison Supermarkets plc	2,540,786	11,958

			Market
			Value
		Shares	($000)
	Legal & General Group plc	7,014,744	11,278
	Kingfisher plc	2,822,659	10,753
*	Cairn Energy plc	1,669,643	10,319
	Randgold Resources Ltd.	108,081	10,130
	Antofagasta plc	475,460	10,064
	Land Securities Group plc	922,606	10,005
	Standard Life plc	2,734,484	9,941
	Smith & Nephew plc	1,060,408	9,317
	ARM Holdings plc	1,574,060	9,190
	J Sainsbury plc	1,465,738	9,152
	Vodafone Group plc ADR	332,128	9,137
*	Wolseley plc	342,185	9,102
	Capita Group plc	737,618	9,057
	Carnival plc	209,534	9,053
	Smiths Group plc	470,633	8,982
	Man Group plc	2,131,866	8,910
	RSA Insurance Group plc	4,157,889	8,723
	British Land Co. plc	1,055,335	8,616
	Burberry Group plc	526,733	8,602
	Next plc	227,367	8,325
	United Utilities Group plc	818,896	8,017
	Johnson Matthey plc	257,655	7,902
	Aggreko plc	310,602	7,838
	BP plc ADR	185,483	7,573
	Petrofac Ltd.	311,644	7,303
	Resolution Ltd.	1,724,883	7,231
	Associated British Foods plc	428,568	7,188
	G4S plc	1,693,628	7,100
	AMEC plc	398,578	6,933
	Sage Group plc	1,574,816	6,795
	Intercontinental Hotels Group plc	347,394	6,709
	Admiral Group plc	242,533	6,329
	Severn Trent plc	282,382	6,313
*	Autonomy Corp. plc	262,380	6,143
	Serco Group plc	592,798	5,832
	Whitbread plc	211,295	5,732
	Hammerson plc	844,877	5,676
	Intertek Group plc	189,029	5,618
	3i Group plc	1,161,857	5,581
	Inmarsat plc	522,558	5,456
*	Lonmin plc	193,329	5,411
	Kazakhmys plc	254,947	5,372
	Rexam plc	1,049,428	5,345
	Cobham plc	1,382,045	5,129
	ICAP plc	663,580	4,848
*	ITV plc	4,356,411	4,772
	Vedanta Resources plc	142,553	4,741
	Bunzl plc	393,045	4,653
	Investec plc	576,253	4,599
	Invensys plc	962,879	4,448
	Fresnillo plc	214,797	4,301
	Eurasian Natural Resources Corp. plc	305,064	4,256
	Segro plc	878,329	4,173
	Babcock International Group plc	422,072	3,922
	Firstgroup plc	570,256	3,729
	Home Retail Group plc	1,051,076	3,686
	Balfour Beatty plc	812,790	3,604
	Capital Shopping Centres Group plc	572,678	3,526
	Cable & Wireless Worldwide plc	3,105,935	3,490
	Schroders plc	135,887	3,435
*,^	British Airways plc	712,369	3,087
	Thomas Cook Group plc	1,048,235	3,038
	TUI Travel plc	684,646	2,317

8

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2010

					Market
					Value
				Shares	($000)
	London Stock Exchange Group plc			179,278	2,107
					2,780,963
Total Common Stocks (Cost $11,071,505)					8,410,777

		Coupon
Temporary Cash Investments (3.2%)[1]
Money Market Fund (2.9%)
2,3	Vanguard Market Liquidity Fund	0.237%		246,272,247	246,272

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.3%)
4	Fannie Mae Discount Notes	0.300%	11/3/10	2,000	2,000
4	Freddie Mac Discount Notes	0.300%	11/1/10	8,000	8,000
4,5	Freddie Mac Discount Notes	0.321%	12/15/10	11,000	10,997
					20,997
Total Temporary Cash Investments (Cost $267,268)					267,269
Total Investments (102.7%) (Cost $11,338,773)					8,678,046
Other Assets and Liabilities—Net (-2.7%)[3]					(228,226)
Net Assets (100%)					8,449,820

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $231,881,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 2.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $241,640,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $5,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

9

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)[1]
Australia (25.0%)
BHP Billiton Ltd.	4,123,151	170,375
Commonwealth Bank of Australia	1,902,707	91,470
Westpac Banking Corp.	3,657,726	81,447
Australia & New Zealand Banking Group Ltd.	3,112,568	75,937
National Australia Bank Ltd.	2,605,865	65,221
Rio Tinto Ltd.	535,356	43,569
Woolworths Ltd.	1,524,337	42,317
Wesfarmers Ltd.	1,234,895	40,180
Newcrest Mining Ltd.	882,218	34,719
Westfield Group	2,693,405	32,758
Woodside Petroleum Ltd.	668,414	28,584
CSL Ltd.	706,891	22,797
QBE Insurance Group Ltd.	1,271,650	21,390
Origin Energy Ltd.	1,081,547	16,932
Macquarie Group Ltd.	423,983	15,075
Suncorp-Metway Ltd.	1,576,947	14,236
Telstra Corp. Ltd.	5,362,218	14,052
Foster's Group Ltd.	2,373,826	13,610
AMP Ltd.	2,543,200	13,319
Santos Ltd.	1,025,226	12,677
Orica Ltd.	443,590	10,961
Brambles Ltd.	1,748,327	10,934
Stockland	2,927,036	10,839
Amcor Ltd./Australia	1,499,601	9,882
Insurance Australia Group Ltd.	2,551,961	9,545
* Fortescue Metals Group Ltd.	1,526,287	9,385
AGL Energy Ltd.	553,279	8,736
Coca-Cola Amatil Ltd.	694,586	8,279
Transurban Group	1,561,157	7,987
ASX Ltd.	212,924	7,758
Incitec Pivot Ltd.	1,991,169	7,291
AXA Asia Pacific Holdings Ltd.	1,267,800	6,751
Wesfarmers Ltd. Price Protected Shares	187,360	6,137
TABCORP Holdings Ltd.	843,379	6,102
Alumina Ltd.	2,995,243	5,985
^ Leighton Holdings Ltd.	166,216	5,981
GPT Group	2,162,965	5,925
OZ Minerals Ltd.	3,829,498	5,906
* Asciano Group	3,610,564	5,547
Computershare Ltd.	548,586	5,447
WorleyParsons Ltd.	236,397	5,328
Mirvac Group	4,000,601	5,091
Toll Holdings Ltd.	819,829	4,987
CFS Retail Property Trust	2,663,308	4,849
Goodman Group	7,806,834	4,829
Cochlear Ltd.	69,223	4,822
Sonic Healthcare Ltd.	451,809	4,820
Dexus Property Group	5,915,637	4,818
Lend Lease Group	662,183	4,675
Crown Ltd.	553,508	4,533
BlueScope Steel Ltd.	2,246,801	4,415
OneSteel Ltd.	1,630,583	4,328
Intoll Group	2,767,564	4,078
Metcash Ltd.	937,138	4,012
Bendigo and Adelaide Bank Ltd.	442,602	3,931
Tatts Group Ltd.	1,588,625	3,891
* Qantas Airways Ltd.	1,368,691	3,821
Boral Ltd.	882,102	3,798
^ Fairfax Media Ltd.	2,594,287	3,686
* Paladin Energy Ltd.	835,937	3,374
CSR Ltd.	1,855,806	3,317

10

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
*	James Hardie Industries SE	532,371	2,822
	MacArthur Coal Ltd.	214,720	2,532
	Goodman Fielder Ltd.	1,693,950	2,463
	Sims Metal Management Ltd. ADR	147,850	2,358
	Newcrest Mining Ltd. ADR	56,988	2,246
^	Harvey Norman Holdings Ltd.	655,838	2,140
	Billabong International Ltd.	249,845	1,991
	Caltex Australia Ltd.	166,563	1,897
^	Aristocrat Leisure Ltd.	490,212	1,689
	SP AusNet	1,647,183	1,498
	MAp Group	455,710	1,362
	Energy Resources of Australia Ltd.	82,770	1,060
	Sims Metal Management Ltd.	54,614	877
			1,122,381
Hong Kong (7.8%)
	Sun Hung Kai Properties Ltd.	1,738,121	29,899
	Hong Kong Exchanges and Clearing Ltd.	1,258,246	27,774
	Cheung Kong Holdings Ltd.	1,708,408	26,095
	Hutchison Whampoa Ltd.	2,621,599	25,891
	CLP Holdings Ltd.	2,365,547	19,231
	Li & Fung Ltd.	2,808,681	14,871
	BOC Hong Kong Holdings Ltd.	4,552,492	14,319
	Hang Seng Bank Ltd.	938,969	13,758
	Swire Pacific Ltd. Class A	945,227	13,454
	Hong Kong & China Gas Co. Ltd.	5,286,173	12,766
	Hang Lung Properties Ltd.	2,554,242	12,529
	Wharf Holdings Ltd.	1,694,792	11,159
	Hongkong Electric Holdings Ltd.	1,704,165	10,834
	Henderson Land Development Co. Ltd.	1,328,034	9,465
	Link REIT	2,708,976	8,361
	Bank of East Asia Ltd.	1,871,422	8,024
	Esprit Holdings Ltd.	1,423,600	7,683
	MTR Corp.	1,758,103	6,710
	Hang Lung Group Ltd.	990,181	6,585
*	Sands China Ltd.	2,961,200	6,457
	New World Development Ltd.	3,131,545	6,206
	Kerry Properties Ltd.	877,740	4,876
	Sino Land Co. Ltd.	2,106,114	4,416
*	Wynn Macau Ltd.	1,914,800	4,240
	Wheelock & Co. Ltd.	1,122,647	3,942
	Cathay Pacific Airways Ltd.	1,449,220	3,905
	Shangri-La Asia Ltd.	1,602,085	3,612
	Yue Yuen Industrial Holdings Ltd.	914,717	3,281
*	AIA Group Ltd.	1,006,500	2,993
	Hysan Development Co. Ltd.	772,187	2,991
	Wing Hang Bank Ltd.	218,893	2,564
	NWS Holdings Ltd.	1,036,015	2,447
	Orient Overseas International Ltd.	268,565	2,360
	Cheung Kong Infrastructure Holdings Ltd.	557,854	2,333
	ASM Pacific Technology Ltd.	243,541	2,202
	Hopewell Holdings Ltd.	697,323	2,197
*,^	Foxconn International Holdings Ltd.	2,633,816	1,946
	Television Broadcasts Ltd.	349,897	1,870
	PCCW Ltd.	4,846,653	1,855
	Lifestyle International Holdings Ltd.	716,044	1,667
*	Mongolia Energy Co. Ltd.	3,787,219	1,455
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	399,606	155
			349,378
Japan (60.9%)
	Toyota Motor Corp.	3,388,983	120,039
	Honda Motor Co. Ltd.	2,028,954	73,141
	Mitsubishi UFJ Financial Group Inc.	15,644,420	72,606
	Canon Inc.	1,392,959	64,122
	Sumitomo Mitsui Financial Group Inc.	1,650,561	49,266

11

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Takeda Pharmaceutical Co. Ltd.	921,817	43,211
Tokyo Electric Power Co. Inc.	1,757,164	41,958
Sony Corp.	1,234,429	41,708
Mitsubishi Corp.	1,667,772	40,059
Mizuho Financial Group Inc.	24,637,413	35,732
Panasonic Corp.	2,411,011	35,146
Fanuc Ltd.	235,439	34,084
Mitsui & Co. Ltd.	2,134,880	33,576
Softbank Corp.	997,531	32,036
NTT DoCoMo Inc.	18,837	31,753
Nintendo Co. Ltd.	121,961	31,492
Nippon Telegraph & Telephone Corp.	638,323	28,789
Komatsu Ltd.	1,165,778	28,493
Nissan Motor Co. Ltd.	3,054,632	26,847
East Japan Railway Co.	417,837	25,803
Shin-Etsu Chemical Co. Ltd.	504,481	25,510
Mitsubishi Estate Co. Ltd.	1,453,005	25,454
Hitachi Ltd.	5,551,404	25,090
Tokio Marine Holdings Inc.	889,688	25,014
Toshiba Corp.	4,947,214	24,762
Kansai Electric Power Co. Inc.	930,165	23,543
Nomura Holdings Inc.	4,340,854	22,307
Mitsubishi Electric Corp.	2,374,896	22,258
Seven & I Holdings Co. Ltd.	926,079	21,497
Astellas Pharma Inc.	546,468	20,330
Chubu Electric Power Co. Inc.	797,133	20,145
Kyocera Corp.	199,944	19,927
Nippon Steel Corp.	6,273,270	19,718
Mitsui Fudosan Co. Ltd.	1,029,322	19,465
KDDI Corp.	3,584	19,321
FUJIFILM Holdings Corp.	569,094	18,986
Denso Corp.	597,540	18,582
JFE Holdings Inc.	566,316	17,660
Daiichi Sankyo Co. Ltd.	827,704	17,540
Sumitomo Corp.	1,383,007	17,510
Japan Tobacco Inc.	5,531	17,183
Kao Corp.	663,597	16,867
JX Holdings Inc.	2,760,939	16,275
ITOCHU Corp.	1,850,727	16,220
MS&AD Insurance Group Holdings	661,562	15,849
Fujitsu Ltd.	2,290,530	15,625
Tokyo Gas Co. Ltd.	3,156,233	14,850
Bridgestone Corp.	798,432	14,293
Kirin Holdings Co. Ltd.	1,027,261	14,077
Central Japan Railway Co.	1,852	14,008
Murata Manufacturing Co. Ltd.	249,067	13,997
Inpex Corp.	2,638	13,738
Mitsubishi Heavy Industries Ltd.	3,728,617	13,554
Nidec Corp.	133,631	13,196
Marubeni Corp.	2,024,703	12,719
Keyence Corp.	51,079	12,655
Kubota Corp.	1,423,452	12,623
Hoya Corp.	534,865	12,494
Sharp Corp.	1,227,523	12,126
* NKSJ Holdings Inc.	1,736,190	11,915
Tokyo Electron Ltd.	211,085	11,910
Asahi Glass Co. Ltd.	1,239,824	11,893
Dai-ichi Life Insurance Co. Ltd.	9,817	11,892
Sumitomo Electric Industries Ltd.	927,191	11,798
Tohoku Electric Power Co. Inc.	525,405	11,784
Secom Co. Ltd.	257,792	11,729
ORIX Corp.	128,680	11,721
Ricoh Co. Ltd.	824,880	11,539
Kyushu Electric Power Co. Inc.	465,951	11,030

12

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Eisai Co. Ltd.	310,095	10,668
Terumo Corp.	207,406	10,533
Toray Industries Inc.	1,773,172	10,273
Sumitomo Metal Mining Co. Ltd.	643,122	10,234
SMC Corp.	66,306	10,122
Suzuki Motor Corp.	411,774	10,050
Daikin Industries Ltd.	288,040	10,021
Sumitomo Metal Industries Ltd.	4,132,423	9,591
Asahi Breweries Ltd.	475,411	9,589
Sumitomo Realty & Development Co. Ltd.	439,920	9,583
Sumitomo Trust & Banking Co. Ltd.	1,750,449	9,557
Asahi Kasei Corp.	1,550,989	9,124
Mitsui OSK Lines Ltd.	1,409,308	9,013
Osaka Gas Co. Ltd.	2,386,164	9,011
NEC Corp.	3,199,035	8,901
Shiseido Co. Ltd.	418,392	8,735
Dai Nippon Printing Co. Ltd.	688,691	8,687
Aeon Co. Ltd.	736,895	8,679
TDK Corp.	151,384	8,637
Fast Retailing Co. Ltd.	65,321	8,556
Sumitomo Chemical Co. Ltd.	1,934,177	8,433
Daiwa Securities Group Inc.	2,041,398	8,323
Mitsubishi Chemical Holdings Corp.	1,573,554	8,094
Nippon Yusen KK	1,881,747	7,894
Ajinomoto Co. Inc.	818,475	7,800
West Japan Railway Co.	2,088	7,752
Nitto Denko Corp.	202,601	7,581
Rohm Co. Ltd.	120,580	7,520
Nikon Corp.	393,360	7,429
Aisin Seiki Co. Ltd.	235,414	7,376
Bank of Yokohama Ltd.	1,503,400	7,371
Chugoku Electric Power Co. Inc.	364,294	7,342
Odakyu Electric Railway Co. Ltd.	769,915	7,096
Olympus Corp.	265,987	6,969
T&D Holdings Inc.	334,220	6,825
Rakuten Inc.	8,846	6,809
Hankyu Hanshin Holdings Inc.	1,407,467	6,747
Kobe Steel Ltd.	3,060,025	6,725
Sekisui House Ltd.	708,495	6,659
Yamada Denki Co. Ltd.	100,629	6,530
Shionogi & Co. Ltd.	366,463	6,396
Daiwa House Industry Co. Ltd.	589,530	6,353
Shikoku Electric Power Co. Inc.	214,577	6,343
^ Kintetsu Corp.	1,994,138	6,315
Shizuoka Bank Ltd.	735,162	6,295
Tokyu Corp.	1,396,850	6,244
Yahoo Japan Corp.	17,835	6,226
Nippon Building Fund Inc. Class A	635	6,222
Toyota Industries Corp.	220,335	6,214
Yamato Holdings Co. Ltd.	487,314	6,144
Kuraray Co. Ltd.	422,465	6,051
JS Group Corp.	306,839	6,031
Oriental Land Co. Ltd.	61,702	5,976
^ Resona Holdings Inc.	743,629	5,915
Unicharm Corp.	152,584	5,829
Japan Real Estate Investment Corp.	602	5,795
Omron Corp.	248,855	5,765
Chiba Bank Ltd.	933,620	5,764
Konica Minolta Holdings Inc.	587,468	5,677
Daito Trust Construction Co. Ltd.	93,869	5,676
* Mitsubishi Motors Corp.	4,755,141	5,649
Tobu Railway Co. Ltd.	999,988	5,615
Isuzu Motors Ltd.	1,455,729	5,591
Toppan Printing Co. Ltd.	689,764	5,541

13

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Nippon Electric Glass Co. Ltd.	430,006	5,527
Keikyu Corp.	574,193	5,427
Hokuriku Electric Power Co.	215,491	5,229
Isetan Mitsukoshi Holdings Ltd.	459,891	5,074
Keio Corp.	709,085	4,958
Fuji Heavy Industries Ltd.	718,534	4,952
* Yamaha Motor Co. Ltd.	321,421	4,932
JGC Corp.	255,396	4,885
OJI Paper Co. Ltd.	1,050,340	4,845
Dentsu Inc.	205,022	4,831
Makita Corp.	137,661	4,827
Chugai Pharmaceutical Co. Ltd.	273,924	4,803
Kawasaki Heavy Industries Ltd.	1,737,339	4,797
NTT Data Corp.	1,544	4,748
Mazda Motor Corp.	1,866,482	4,744
NGK Insulators Ltd.	311,978	4,723
Hokkaido Electric Power Co. Inc.	223,831	4,708
Mitsubishi Tanabe Pharma Corp.	276,608	4,525
Ono Pharmaceutical Co. Ltd.	104,350	4,434
Chuo Mitsui Trust Holdings Inc.	1,216,996	4,390
* Mitsubishi Materials Corp.	1,373,805	4,301
Teijin Ltd.	1,150,481	4,260
Electric Power Development Co. Ltd.	142,434	4,215
Nippon Express Co. Ltd.	1,039,712	4,131
NSK Ltd.	543,240	4,107
Shimano Inc.	81,820	4,077
Benesse Holdings Inc.	84,929	4,076
Nitori Holdings Co. Ltd.	45,952	4,043
Toyota Tsusho Corp.	260,451	4,032
Sega Sammy Holdings Inc.	243,098	3,966
Hirose Electric Co. Ltd.	39,422	3,962
MEIJI Holdings Co. Ltd.	84,404	3,896
Ibiden Co. Ltd.	156,669	3,855
* All Nippon Airways Co. Ltd.	1,018,688	3,853
Sumitomo Heavy Industries Ltd.	673,274	3,827
JSR Corp.	219,451	3,785
Advantest Corp.	197,127	3,744
Sony Financial Holdings Inc.	1,067	3,711
Brother Industries Ltd.	289,893	3,701
Japan Steel Works Ltd.	387,632	3,698
Fukuoka Financial Group Inc.	950,418	3,686
Kurita Water Industries Ltd.	138,718	3,593
Bank of Kyoto Ltd.	396,188	3,538
Joyo Bank Ltd.	810,017	3,523
Sankyo Co. Ltd.	66,020	3,517
Taisho Pharmaceutical Co. Ltd.	166,761	3,512
Yakult Honsha Co. Ltd.	118,463	3,466
Trend Micro Inc.	120,956	3,422
Sekisui Chemical Co. Ltd.	531,896	3,379
Hisamitsu Pharmaceutical Co. Inc.	81,990	3,358
Lawson Inc.	73,534	3,341
Kawasaki Kisen Kaisha Ltd.	846,270	3,286
Obayashi Corp.	798,262	3,252
Jupiter Telecommunications Co. Ltd.	2,991	3,229
Daihatsu Motor Co. Ltd.	236,646	3,197
Showa Denko KK	1,745,976	3,192
Toyo Seikan Kaisha Ltd.	186,038	3,175
Kyowa Hakko Kirin Co. Ltd.	320,854	3,146
Santen Pharmaceutical Co. Ltd.	90,738	3,127
Mitsui Chemicals Inc.	1,066,812	3,125
TonenGeneral Sekiyu KK	346,300	3,087
IHI Corp.	1,622,195	3,081
Nippon Paper Group Inc.	121,103	3,075
Japan Retail Fund Investment Corp. Class A	1,968	3,065

14

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
^	GS Yuasa Corp.	457,998	3,054
	J Front Retailing Co. Ltd.	591,113	3,030
	Stanley Electric Co. Ltd.	178,555	2,993
	SBI Holdings Inc.	24,534	2,988
	Mitsubishi Gas Chemical Co. Inc.	476,093	2,943
	Furukawa Electric Co. Ltd.	782,157	2,915
	Amada Co. Ltd.	441,398	2,904
	Nissin Foods Holdings Co. Ltd.	79,680	2,886
	Ube Industries Ltd.	1,174,684	2,882
	Nisshin Seifun Group Inc.	230,334	2,852
	Hokuhoku Financial Group Inc.	1,539,083	2,846
	THK Co. Ltd.	148,116	2,843
	Sojitz Corp.	1,542,978	2,836
	Shimizu Corp.	729,867	2,818
	Sysmex Corp.	40,700	2,791
	FamilyMart Co. Ltd.	77,422	2,745
	NGK Spark Plug Co. Ltd.	196,963	2,740
	Toho Gas Co. Ltd.	517,831	2,728
	Hachijuni Bank Ltd.	530,180	2,721
	Taisei Corp.	1,261,639	2,694
	NTN Corp.	591,901	2,677
	Hamamatsu Photonics KK	82,500	2,668
	Rinnai Corp.	43,536	2,649
	Shimamura Co. Ltd.	27,477	2,634
	Nippon Meat Packers Inc.	226,426	2,633
	Denki Kagaku Kogyo KK	595,643	2,621
	Credit Saison Co. Ltd.	182,612	2,590
	Taiyo Nippon Sanso Corp.	322,193	2,584
	Dena Co. Ltd.	99,300	2,578
	Seiko Epson Corp.	159,894	2,549
	Tokyu Land Corp.	557,540	2,541
	Suzuken Co. Ltd.	80,750	2,539
	Hitachi Construction Machinery Co. Ltd.	119,038	2,531
	Hiroshima Bank Ltd.	617,205	2,521
	Toyo Suisan Kaisha Ltd.	117,498	2,518
	Kansai Paint Co. Ltd.	269,664	2,516
	Chugoku Bank Ltd.	216,088	2,506
	Kajima Corp.	1,040,173	2,439
	Takashimaya Co. Ltd.	323,981	2,439
	Gunma Bank Ltd.	486,254	2,439
	Nippon Sheet Glass Co. Ltd.	1,095,146	2,403
	Mitsubishi UFJ Lease & Finance Co. Ltd.	71,769	2,393
	JTEKT Corp.	238,317	2,388
	Yamaha Corp.	194,426	2,379
	Hitachi Chemical Co. Ltd.	127,957	2,374
	Kamigumi Co. Ltd.	303,548	2,371
	Nomura Research Institute Ltd.	124,860	2,356
	Yamaguchi Financial Group Inc.	260,052	2,354
	Daicel Chemical Industries Ltd.	337,140	2,342
	Aeon Mall Co. Ltd.	99,720	2,338
	Shimadzu Corp.	310,941	2,334
	Hitachi Metals Ltd.	203,331	2,314
	Minebea Co. Ltd.	418,016	2,296
*,^	Elpida Memory Inc.	224,209	2,295
	Idemitsu Kosan Co. Ltd.	27,221	2,293
	Suruga Bank Ltd.	253,422	2,282
	TOTO Ltd.	342,738	2,277
	Keisei Electric Railway Co. Ltd.	340,950	2,277
	NOK Corp.	127,742	2,275
	Kaneka Corp.	366,582	2,268
	Nishi-Nippon City Bank Ltd.	831,688	2,266
	Tsumura & Co.	73,613	2,263
	Sumitomo Rubber Industries Ltd.	208,845	2,245
	Iyo Bank Ltd.	300,864	2,240

15

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Yaskawa Electric Corp.	281,873	2,200
* Sumco Corp.	142,245	2,200
Mitsui Mining & Smelting Co. Ltd.	710,223	2,166
Marui Group Co. Ltd.	274,287	2,155
Oracle Corp. Japan	47,087	2,136
Ushio Inc.	128,375	2,134
Namco Bandai Holdings Inc.	230,764	2,126
Tokuyama Corp.	388,282	2,125
Air Water Inc.	181,107	2,110
MediPal Holdings Corp.	180,608	2,106
Nomura Real Estate Office Fund Inc. Class A	340	2,091
USS Co. Ltd.	26,881	2,088
Kikkoman Corp.	193,537	2,086
Japan Prime Realty Investment Corp.	831	2,066
McDonald's Holdings Co. Japan Ltd.	81,299	2,064
Casio Computer Co. Ltd.	292,622	2,052
77 Bank Ltd.	427,424	2,013
Konami Corp.	113,975	2,006
Asics Corp.	185,772	2,000
Alfresa Holdings Corp.	47,279	1,988
Toho Co. Ltd.	127,974	1,978
Mitsui Engineering & Shipbuilding Co. Ltd.	870,352	1,966
Showa Shell Sekiyu KK	233,185	1,963
Nissan Chemical Industries Ltd.	170,040	1,952
Cosmo Oil Co. Ltd.	724,406	1,951
Tokyo Tatemono Co. Ltd.	479,732	1,933
UNY Co. Ltd.	230,900	1,924
Yamazaki Baking Co. Ltd.	150,113	1,831
Dowa Holdings Co. Ltd.	301,095	1,828
Daido Steel Co. Ltd.	350,706	1,787
Nomura Real Estate Holdings Inc.	116,317	1,784
Dainippon Sumitomo Pharma Co. Ltd.	194,247	1,754
Yokogawa Electric Corp.	265,614	1,743
Citizen Holdings Co. Ltd.	302,427	1,738
Toyoda Gosei Co. Ltd.	79,675	1,717
Mitsubishi Logistics Corp.	140,466	1,699
Tosoh Corp.	620,152	1,659
Fuji Electric Holdings Co. Ltd.	689,927	1,646
* Mizuho Trust & Banking Co. Ltd.	1,842,452	1,645
Mabuchi Motor Co. Ltd.	30,933	1,637
Hitachi High-Technologies Corp.	84,233	1,637
Mitsumi Electric Co. Ltd.	96,266	1,637
Square Enix Holdings Co. Ltd.	77,575	1,620
Chiyoda Corp.	194,000	1,607
Sapporo Hokuyo Holdings Inc.	388,605	1,602
Koito Manufacturing Co. Ltd.	121,000	1,575
Nisshinbo Holdings Inc.	155,166	1,571
Obic Co. Ltd.	8,506	1,570
Nisshin Steel Co. Ltd.	865,901	1,560
NHK Spring Co. Ltd.	182,269	1,545
Mizuho Securities Co. Ltd.	706,149	1,500
Hakuhodo DY Holdings Inc.	28,817	1,439
Kinden Corp.	164,192	1,411
Toyota Boshoku Corp.	81,885	1,387
Hino Motors Ltd.	319,656	1,381
Yamato Kogyo Co. Ltd.	52,752	1,349
Seven Bank Ltd.	743	1,337
Japan Petroleum Exploration Co.	35,041	1,337
NTT Urban Development Corp.	1,406	1,288
Otsuka Corp.	19,332	1,227
Itochu Techno-Solutions Corp.	35,927	1,227
Sapporo Holdings Ltd.	311,117	1,224
Tokyo Steel Manufacturing Co. Ltd.	122,901	1,216
* Taiheiyo Cement Corp.	1,066,576	1,151

16

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Maruichi Steel Tube Ltd.	57,380	1,137
	Aeon Credit Service Co. Ltd.	98,003	1,126
	ABC-Mart Inc.	32,336	1,098
	Senshu Ikeda Holdings Inc.	822,200	1,092
	Ito En Ltd.	66,954	1,075
	Coca-Cola West Co. Ltd.	67,771	1,037
	Aozora Bank Ltd.	603,514	1,009
	Canon Marketing Japan Inc.	73,590	917
*,^	Shinsei Bank Ltd.	1,102,892	874
	Matsui Securities Co. Ltd.	147,598	835
	Shinko Electric Industries Co. Ltd.	82,466	803
	Jafco Co. Ltd.	38,061	796
	Fuji Media Holdings Inc.	571	756
^	Nissha Printing Co. Ltd.	33,200	732
^	Acom Co. Ltd.	48,473	551
	Panasonic Electric Works Co. Ltd.	4,000	52
*	Sanyo Electric Co. Ltd.	30,000	49
			2,730,865
New Zealand (0.3%)
	Fletcher Building Ltd.	741,133	4,644
	Telecom Corp. of New Zealand Ltd.	2,345,361	3,661
	Auckland International Airport Ltd.	1,130,368	1,811
	Contact Energy Ltd.	386,341	1,725
	Sky City Entertainment Group Ltd.	700,292	1,615
			13,456
Singapore (5.1%)
	Singapore Telecommunications Ltd.	9,789,220	23,455
	DBS Group Holdings Ltd.	2,104,727	22,669
	United Overseas Bank Ltd.	1,499,395	21,642
	Oversea-Chinese Banking Corp. Ltd.	2,991,983	20,900
*	Genting Singapore plc	7,491,522	12,604
	Keppel Corp. Ltd.	1,573,123	12,167
	Wilmar International Ltd.	2,361,176	11,732
	CapitaLand Ltd.	3,148,028	9,496
	Singapore Airlines Ltd.	661,290	8,110
	Singapore Exchange Ltd.	1,051,107	7,162
	City Developments Ltd.	670,551	6,617
	Singapore Press Holdings Ltd.	1,858,084	5,970
	Fraser and Neave Ltd.	1,201,771	5,807
	Singapore Technologies Engineering Ltd.	2,048,691	5,253
	Noble Group Ltd.	3,636,054	5,251
	SembCorp Industries Ltd.	1,205,370	4,278
	CapitaMall Trust	2,727,977	4,191
	Golden Agri-Resources Ltd.	8,190,926	4,136
	Jardine Cycle & Carriage Ltd.	132,229	4,029
	SembCorp Marine Ltd.	1,022,414	3,646
	Olam International Ltd.	1,495,126	3,634
*	Global Logistic Properties Ltd.	1,937,000	3,472
	Keppel Land Ltd.	882,000	3,032
	Ascendas Real Estate Investment Trust	1,845,826	2,946
	CapitaMalls Asia Ltd.	1,677,000	2,783
	ComfortDelGro Corp. Ltd.	2,310,723	2,651
^	Yangzijiang Shipbuilding Holdings Ltd.	1,804,000	2,615
	UOL Group Ltd.	572,345	2,017
*,^	Neptune Orient Lines Ltd.	1,101,688	1,831
^	Cosco Corp. Singapore Ltd.	1,228,007	1,777
	StarHub Ltd.	727,945	1,495
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	699,582	70
			227,438
Total Common Stocks (Cost $5,769,764)			4,443,518

17

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2010

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.0%)
2,3	Vanguard Market Liquidity Fund	0.237%		44,964,886	44,965

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
4,5	Fannie Mae Discount Notes	0.300%	11/3/10	4,000	4,000
4,5	Federal Home Loan Bank Discount Notes	0.300%	11/19/10	4,000	3,999
4,5	Freddie Mac Discount Notes	0.331%	12/15/10	1,000	1,000
					8,999
Total Temporary Cash Investments (Cost $53,964)					53,964
Total Investments (100.3%) (Cost $5,823,728)					4,497,482
Other Assets and Liabilities—Net (-0.3%)[3]					(12,328)
Net Assets (100%)					4,485,154

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $34,391,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $36,394,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $3,000,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

—

18

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Brazil (16.3%)
Itau Unibanco Holding SA ADR	23,714,644	582,432
Vale SA Class B Pfd. ADR	20,271,783	582,408
Petroleo Brasileiro SA ADR Type A	17,282,179	539,031
Petroleo Brasileiro SA ADR	12,812,721	437,170
Petroleo Brasileiro SA Prior Pfd.	27,963,628	425,794
Vale SA Class B ADR	12,891,533	414,334
Banco Bradesco SA ADR	17,583,082	365,728
Petroleo Brasileiro SA	19,207,388	321,836
Vale SA Prior Pfd.	10,227,777	287,230
Itau Unibanco Holding SA Prior Pfd.	10,971,176	265,198
Itausa - Investimentos Itau SA Prior Pfd.	33,842,634	264,921
* OGX Petroleo e Gas Participacoes SA	19,250,552	251,685
BM&FBovespa SA	29,176,743	243,325
Banco Bradesco SA Prior Pfd.	11,088,731	227,214
Vale SA	6,971,838	219,574
Cia de Bebidas das Americas ADR	1,434,638	199,759
Banco do Brasil SA	8,487,162	164,322
Cia Siderurgica Nacional SA ADR	8,209,067	138,569
Cia de Bebidas das Americas Prior Pfd.	844,194	115,694
Banco Santander Brasil SA ADR	7,603,765	109,494
PDG Realty SA Empreendimentos e Participacoes	7,693,876	95,252
Gerdau SA ADR	7,251,674	94,562
BRF - Brasil Foods SA	6,290,180	90,785
Bradespar SA Prior Pfd.	3,352,001	84,771
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	6,462,210	81,029
Cielo SA	9,058,245	78,047
Natura Cosmeticos SA	2,536,015	72,487
Lojas Renner SA	1,794,171	71,184
Cia Energetica de Minas Gerais ADR	3,951,874	70,501
Ultrapar Participacoes SA Prior Pfd.	1,083,588	65,832
* Hypermarcas SA	3,970,348	65,616
Redecard SA	4,953,764	64,067
Metalurgica Gerdau SA Prior Pfd. Class A	4,039,648	61,843
Cia de Concessoes Rodoviarias	2,269,574	61,401
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,400,559	60,510
* All America Latina Logistica SA	6,386,255	60,396
Cia Siderurgica Nacional SA	3,599,420	59,592
Souza Cruz SA	1,105,013	57,808
BRF - Brasil Foods SA ADR	3,939,684	57,638
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,445,360	57,251
Lojas Americanas SA Prior Pfd.	4,486,838	48,001
Empresa Brasileira de Aeronautica SA ADR	1,641,271	47,351
BR Malls Participacoes SA	4,618,012	43,375
Duratex SA	3,675,261	42,366
Gafisa SA	5,006,120	41,249
Centrais Eletricas Brasileiras SA Prior Pfd.	2,564,719	41,194
Vivo Participacoes SA Prior Pfd.	1,433,952	41,071
MRV Engenharia e Participacoes SA	4,207,251	40,952
Gerdau SA Prior Pfd.	3,104,600	39,878
Centrais Eletricas Brasileiras SA	2,883,261	39,511
Cia Energetica de Minas Gerais Prior Pfd.	2,183,195	38,263
Usinas Siderurgicas de Minas Gerais SA	2,499,266	36,306
Cia de Saneamento Basico do Estado de Sao Paulo ADR	749,700	34,456
Tele Norte Leste Participacoes SA ADR	2,233,981	34,269
Cia Paranaense de Energia ADR	1,450,375	33,692
Vivo Participacoes SA ADR	1,164,441	33,350
Cia Energetica de Sao Paulo Prior Pfd.	2,081,371	32,562
CPFL Energia SA	1,271,049	29,909
* Fibria Celulose SA	1,580,016	28,194
Tractebel Energia SA	1,837,387	27,664
Tele Norte Leste Participacoes SA Prior Pfd.	1,729,323	26,474

19

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Rossi Residencial SA	2,696,019	26,432
JBS SA	6,770,050	26,040
Localiza Rent a Car SA	1,556,859	25,775
Banco do Estado do Rio Grande do Sul Prior Pfd.	2,328,522	25,472
Cosan SA Industria e Comercio	1,591,250	25,278
TAM SA Prior Pfd.	981,708	23,874
Porto Seguro SA	1,589,104	23,188
Suzano Papel e Celulose SA Prior Pfd.	2,417,209	22,732
Gol Linhas Aereas Inteligentes SA Prior Pfd.	1,292,900	22,363
AES Tiete SA Prior Pfd.	1,591,420	22,089
Multiplan Empreendimentos Imobiliarios SA	942,919	21,900
Braskem SA Prior Pfd.	2,030,224	20,657
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	1,177,223	20,425
* Brasil Telecom SA ADR	907,720	20,015
* LLX Logistica SA	3,607,003	19,771
Tim Participacoes SA ADR	600,305	19,366
Marfrig Alimentos SA	2,145,495	19,129
* Sul America SA	1,602,500	18,840
* MMX Mineracao e Metalicos SA	2,274,000	18,296
Banco Santander Brasil SA	1,294,790	18,284
* Brasil Telecom SA Prior Pfd.	2,485,268	18,256
Brookfield Incorporacoes SA	3,293,100	17,760
Klabin SA Prior Pfd.	6,060,061	16,930
Empresa Brasileira de Aeronautica SA	2,239,149	15,869
EDP - Energias do Brasil SA	714,805	15,525
* Vale Fertilizantes SA Prior Pfd.	1,365,767	15,390
Tele Norte Leste Participacoes SA	741,081	14,836
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	430,300	13,322
B2W Cia Global Do Varejo	676,154	12,284
Cia de Saneamento Basico do Estado de Sao Paulo	513,582	11,626
Tim Participacoes SA Prior Pfd.	3,532,082	11,342
* Fibria Celulose SA ADR	621,106	11,155
Telemar Norte Leste SA Prior Pfd.	380,650	10,791
Cia Paranaense de Energia Prior Pfd.	360,739	8,361
Gafisa SA ADR	256,583	4,308
* Centrais Eletricas Brasileiras SA ADR	238,317	3,897
* Gol Linhas Aereas Inteligentes SA ADR	183,057	3,229
* CPFL Energia SA ADR	43,964	3,158
Centrais Eletricas Brasileiras SA ADR	225,720	3,153
TAM SA ADR	103,088	2,543
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	62,119	2,439
Braskem SA ADR	106,499	2,221
		9,004,698
Chile (1.7%)
Empresas COPEC SA	6,461,790	121,637
Centros Comerciales Sudamericanos SA	13,734,167	107,001
Empresas CMPC SA	1,603,883	86,236
Lan Airlines SA	2,069,226	64,283
Banco Santander Chile ADR	674,041	62,443
Empresa Nacional de Electricidad SA ADR	1,144,114	61,050
CAP SA	1,134,232	57,939
Sociedad Quimica y Minera de Chile SA ADR	1,093,661	56,652
Enersis SA ADR	2,474,800	56,450
SACI Falabella	4,425,985	44,277
Enersis SA	72,709,160	33,137
Empresa Nacional de Electricidad SA	17,352,651	30,898
Colbun SA	109,242,593	29,875
ENTEL Chile SA	1,670,318	26,545
Banco de Credito e Inversiones	384,316	23,222
Cia Cervecerias Unidas SA	1,822,657	20,381
AES Gener SA	36,304,111	20,032
Sociedad Quimica y Minera de Chile SA Class B	339,836	17,573
Vina Concha y Toro SA	6,505,685	15,816

20

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Banco Santander Chile	54,690,904	4,870
			940,317
China (18.3%)
	China Mobile Ltd.	90,936,667	928,674
	Industrial & Commercial Bank of China	816,874,659	659,948
	China Construction Bank Corp.	679,549,493	649,652
	CNOOC Ltd.	270,663,552	565,069
	Bank of China Ltd.	860,144,525	516,630
	China Life Insurance Co. Ltd.	112,980,470	496,694
	PetroChina Co. Ltd.	320,201,679	394,147
	Tencent Holdings Ltd.	15,187,372	349,118
	Ping An Insurance Group Co. of China Ltd.	25,272,488	273,239
	China Shenhua Energy Co. Ltd.	51,666,825	230,654
	China Petroleum & Chemical Corp.	242,217,540	230,461
	China Merchants Bank Co. Ltd.	59,096,002	168,391
*	Agricultural Bank of China Ltd.	251,148,845	132,520
	China Overseas Land & Investment Ltd.	62,809,076	132,399
	China Unicom Hong Kong Ltd.	90,885,048	127,821
	Belle International Holdings Ltd.	65,154,500	118,012
	China Telecom Corp. Ltd.	213,309,683	111,398
	Bank of Communications Co. Ltd.	101,394,950	111,091
	Hengan International Group Co. Ltd.	11,198,000	105,580
	China Coal Energy Co. Ltd.	54,242,000	94,312
	Dongfeng Motor Group Co. Ltd.	41,950,044	91,246
	Yanzhou Coal Mining Co. Ltd.	30,450,720	88,102
	Want Want China Holdings Ltd.	90,141,285	83,316
	China Resources Enterprise Ltd.	18,745,460	79,463
	China Yurun Food Group Ltd.	20,307,149	79,254
	Tingyi Cayman Islands Holding Corp.	26,454,634	72,120
	China Citic Bank Corp. Ltd.	94,819,933	69,135
	China Communications Construction Co. Ltd.	65,068,704	62,399
^	Jiangxi Copper Co. Ltd.	22,061,880	61,751
	China Resources Land Ltd.	31,238,000	61,736
	China Merchants Holdings International Co. Ltd.	17,349,510	61,011
*,^	Aluminum Corp. of China Ltd.	61,194,200	58,104
*,^	PICC Property & Casualty Co. Ltd.	38,999,551	57,582
	Inner Mongolia Yitai Coal Co. Class B	7,899,192	55,730
	Beijing Enterprises Holdings Ltd.	7,951,000	54,482
	China Pacific Insurance Group Co. Ltd.	12,810,194	53,289
	China Minsheng Banking Corp. Ltd.	57,128,600	53,184
	Anhui Conch Cement Co. Ltd.	12,556,768	52,852
*	GOME Electrical Appliances Holdings Ltd.	154,437,805	52,123
	China National Building Material Co. Ltd.	21,236,180	52,005
	Zijin Mining Group Co. Ltd.	53,382,120	50,463
	China Railway Group Ltd.	61,897,608	49,992
	Lenovo Group Ltd.	76,117,309	49,443
	China Mengniu Dairy Co. Ltd.	17,133,356	49,090
^	Byd Co. Ltd.	8,001,755	48,970
	China Resources Power Holdings Co. Ltd.	24,968,548	48,139
	Kunlun Energy Co. Ltd.	37,786,330	48,128
*	Air China Ltd.	35,533,548	47,919
	Guangzhou Automobile Group Co. Ltd.	31,407,084	47,812
*,^	China COSCO Holdings Co. Ltd.	38,856,500	45,536
	Citic Pacific Ltd.	17,014,874	45,494
	Kingboard Chemical Holdings Ltd.	9,091,626	44,308
*	China Taiping Insurance Holdings Co. Ltd.	12,005,007	44,179
	Nine Dragons Paper Holdings Ltd.	25,422,000	41,131
^	Shimao Property Holdings Ltd.	24,494,757	40,583
	Shanghai Industrial Holdings Ltd.	8,619,045	39,797
*,^	Alibaba.com Ltd.	20,345,132	39,780
	China Oilfield Services Ltd.	23,812,000	38,763
	COSCO Pacific Ltd.	24,154,988	37,826
	Parkson Retail Group Ltd.	20,403,279	36,937
	Sinopharm Group Co.	9,321,600	36,702

21

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	China Railway Construction Corp. Ltd.	28,906,265	36,193
	Huabao International Holdings Ltd.	23,523,838	35,561
^	Geely Automobile Holdings Ltd.	62,523,000	35,352
	China High Speed Transmission Equipment Group Co. Ltd.	17,199,280	35,225
	ENN Energy Holdings Ltd.	11,444,000	34,553
^	China Agri-Industries Holdings Ltd.	22,614,586	33,049
	Weichai Power Co. Ltd.	2,476,800	32,681
^	Sino-Ocean Land Holdings Ltd.	46,559,302	32,131
	CSR Corp. Ltd.	31,324,877	31,890
	China Everbright Ltd.	12,226,010	31,879
*,^	China Longyuan Power Group Corp.	30,103,000	31,386
^	Poly Hong Kong Investments Ltd.	29,939,000	30,869
	China Shipping Development Co. Ltd.	20,960,018	30,640
^	Li Ning Co. Ltd.	10,714,568	30,629
	Fushan International Energy Group Ltd.	45,241,984	30,445
	Shanghai Electric Group Co. Ltd.	45,257,149	30,378
	Anta Sports Products Ltd.	14,432,000	29,888
^	Chaoda Modern Agriculture Holdings Ltd.	36,539,067	29,866
^	ZTE Corp.	7,992,273	29,837
^	Agile Property Holdings Ltd.	22,405,245	29,553
^	Soho China Ltd.	34,420,606	29,307
	Huaneng Power International Inc.	49,755,510	28,463
	Yantai Changyu Pioneer Wine Co. Class B	2,202,423	28,435
	Golden Eagle Retail Group Ltd.	10,407,000	27,747
^	Angang Steel Co. Ltd.	17,548,374	27,706
	China Dongxiang Group Co.	44,672,788	25,044
	Shandong Weigao Group Medical Polymer Co. Ltd.	9,407,100	25,025
	China Vanke Co. Ltd. Class B	17,161,956	24,637
*	Semiconductor Manufacturing International Corp.	291,214,000	24,407
^	Dongfang Electric Corp. Ltd.	4,992,430	24,296
	Zhejiang Expressway Co. Ltd.	23,786,704	24,043
	Country Garden Holdings Co.	65,515,821	23,206
	Renhe Commercial Holdings Co. Ltd.	120,871,454	23,120
	Jiangsu Expressway Co. Ltd.	18,932,139	22,940
^	Shui On Land Ltd.	43,993,237	22,110
^	Guangzhou R&F Properties Co. Ltd.	15,052,800	21,556
*,^	China Shipping Container Lines Co. Ltd.	51,721,618	21,120
	Guangdong Investment Ltd.	41,956,960	21,083
^	Datang International Power Generation Co. Ltd.	51,600,568	20,818
	China BlueChemical Ltd.	25,643,405	20,321
^	China Shineway Pharmaceutical Group Ltd.	5,902,376	20,127
	Lee & Man Paper Manufacturing Ltd.	23,825,000	19,991
*,^	Longfor Properties Co. Ltd.	16,553,748	19,719
	Fosun International Ltd.	23,874,737	19,626
	Tsingtao Brewery Co. Ltd.	3,642,000	19,506
*,^	Metallurgical Corp. of China Ltd.	38,120,000	18,490
	Sinopec Shanghai Petrochemical Co. Ltd.	38,650,320	17,391
	China Communications Services Corp. Ltd.	29,313,311	17,109
	Beijing Capital International Airport Co. Ltd.	30,589,654	16,919
^	Franshion Properties China Ltd.	51,928,094	16,859
	China International Marine Containers Group Co. Ltd. Class B	8,304,959	16,833
^	Maanshan Iron & Steel	28,461,134	16,362
	Wumart Stores Inc.	6,926,000	16,328
	BBMG Corp.	11,338,000	16,123
^	China Zhongwang Holdings Ltd.	24,123,332	14,424
^	Skyworth Digital Holdings Ltd.	24,481,571	14,396
*	Sinofert Holdings Ltd.	26,977,917	14,336
	Hidili Industry International Development Ltd.	13,240,913	14,169
	KWG Property Holding Ltd.	16,325,500	12,973
*	China Travel International Inv HK	48,369,372	11,571
	Greentown China Holdings Ltd.	9,516,500	11,053
^	Sinotruk Hong Kong Ltd.	9,515,500	10,977
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	6,454,421	10,167
^	Hopson Development Holdings Ltd.	8,965,840	10,036

22

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	696,212	399
			10,128,959
Colombia (0.6%)
	BanColombia SA ADR	4,267,557	287,847
	Ecopetrol SA	12,965,835	31,087
	Grupo de Inversiones Suramericana SA	480,185	10,704
	Cementos Argos SA	916,220	6,326
	Inversiones Argos SA	507,948	6,076
	Almacenes Exito SA	417,414	5,447
	Interconexion Electrica SA	572,096	4,541
			352,028
Czech Republic (0.4%)
	CEZ AS	2,498,182	110,474
	Komercni Banka AS	249,487	56,635
	Telefonica O2 Czech Republic AS	1,763,799	38,769
*	Central European Media Enterprises Ltd. Class A	426,000	10,059
			215,937
Egypt (0.3%)
	Orascom Construction Industries GDR	1,527,479	70,912
*	Orascom Telecom Holding SAE GDR	9,373,352	36,370
	Commercial International Bank Egypt SAE	1,694,363	12,728
*	Talaat Moustafa Group	4,136,899	5,444
	Egyptian Financial Group-Hermes Holding	1,076,230	5,407
	Telecom Egypt	1,455,032	4,457
	Egyptian Kuwaiti Holding Co.	2,475,483	4,126
*	Ezz Steel	1,163,894	3,785
	Egyptian Co. for Mobile Services	96,477	2,892
*	ElSewedy Electric Co.	192,198	1,797
			147,918
Hungary (0.5%)
*,^	OTP Bank plc	3,670,236	108,998
*	MOL Hungarian Oil and Gas plc	657,716	69,886
	Richter Gedeon Nyrt.	211,908	50,499
	Magyar Telekom Telecommunications plc	6,970,346	20,100
			249,483
India (8.1%)
	Reliance Industries Ltd.	19,567,613	483,248
	Infosys Technologies Ltd.	6,866,715	460,483
	ICICI Bank Ltd.	9,903,835	260,759
	Housing Development Finance Corp.	15,986,525	247,755
	Tata Consultancy Services Ltd.	6,992,057	166,085
	HDFC Bank Ltd. ADR	843,922	145,965
	Larsen & Toubro Ltd.	3,091,981	141,336
	ITC Ltd.	32,923,775	127,105
	Axis Bank Ltd.	3,018,282	100,206
	Tata Motors Ltd.	3,754,767	98,355
	Bharat Heavy Electricals Ltd.	1,778,144	98,095
	Hindustan Unilever Ltd.	13,250,677	88,157
	Jindal Steel & Power Ltd.	5,518,552	86,887
	Oil & Natural Gas Corp. Ltd.	2,924,153	85,999
	HDFC Bank Ltd.	1,594,811	82,022
	Sterlite Industries India Ltd.	20,398,117	78,072
	Hindalco Industries Ltd.	16,405,338	78,014
	Infrastructure Development Finance Co. Ltd.	14,219,058	64,348
	Mahindra & Mahindra Ltd.	3,835,405	63,411
	GAIL India Ltd.	5,611,531	62,202
	State Bank of India	849,448	60,442
	NTPC Ltd.	13,370,569	58,806
	Tata Steel Ltd.	4,330,473	57,543
	ICICI Bank Ltd. ADR	1,059,014	55,683
	Adani Enterprises Ltd.	3,394,384	53,973
^	Wipro Ltd. ADR	3,692,686	52,732
	Hero Honda Motors Ltd.	1,223,181	51,421

23

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
DLF Ltd.	6,245,772	49,436
Tata Power Co. Ltd.	1,492,079	47,002
^ Dr Reddy's Laboratories Ltd. ADR	1,206,360	45,637
Bajaj Auto Ltd.	1,310,919	44,685
Sun Pharmaceutical Industries Ltd.	903,518	42,950
* Cairn India Ltd.	5,833,718	42,210
Kotak Mahindra Bank Ltd.	3,967,206	41,530
United Spirits Ltd.	1,193,139	40,245
Jaiprakash Associates Ltd.	14,245,136	38,687
Sesa Goa Ltd.	5,284,414	38,390
Cipla Ltd.	4,813,080	38,284
Reliance Infrastructure Ltd.	1,631,904	38,169
JSW Steel Ltd.	1,222,827	37,045
Unitech Ltd.	18,801,247	36,878
Wipro Ltd.	3,786,374	35,830
Maruti Suzuki India Ltd.	1,013,276	35,456
Reliance Communications Ltd.	7,777,836	31,572
Rural Electrification Corp. Ltd.	3,679,222	30,748
Ambuja Cements Ltd.	9,509,916	30,060
Steel Authority of India Ltd.	6,770,319	29,727
Reliance Capital Ltd.	1,489,719	27,396
* Indiabulls Real Estate Ltd.	5,069,390	21,899
Bharat Petroleum Corp. Ltd.	1,320,775	21,704
HCL Technologies Ltd.	2,361,183	21,525
Siemens India Ltd.	1,154,237	21,277
* Ranbaxy Laboratories Ltd.	1,606,490	21,014
Zee Entertainment Enterprises Ltd.	3,319,188	20,680
* GMR Infrastructure Ltd.	14,875,714	17,974
ACC Ltd.	803,648	17,865
* Housing Development & Infrastructure Ltd.	2,955,992	16,539
United Phosphorus Ltd.	3,487,062	15,687
* Satyam Computer Services Ltd.	8,585,431	15,278
Piramal Healthcare Ltd.	1,319,243	14,194
Dr Reddy's Laboratories Ltd.	378,429	14,177
* Suzlon Energy Ltd.	11,324,477	14,123
Aditya Birla Nuvo Ltd.	522,140	9,647
* Reliance Natural Resources Ltd.	10,178,628	8,839
State Bank of India GDR	43,567	6,011
		4,489,474
Indonesia (2.4%)
Astra International Tbk PT	31,525,090	201,843
Telekomunikasi Indonesia Tbk PT	153,962,979	156,300
Bank Central Asia Tbk PT	187,102,724	146,999
Bank Rakyat Indonesia Persero Tbk PT	86,105,300	110,238
Bank Mandiri Tbk PT	114,236,024	89,803
Perusahaan Gas Negara PT	172,329,980	78,391
Bumi Resources Tbk PT	272,773,052	68,300
United Tractors Tbk PT	24,450,669	60,944
Indocement Tunggal Prakarsa Tbk PT	24,090,103	49,463
Unilever Indonesia Tbk PT	25,020,230	49,004
Semen Gresik Persero Tbk PT	44,507,320	48,933
Gudang Garam Tbk PT	8,852,500	47,362
Indofood Sukses Makmur Tbk PT	69,486,296	40,526
Adaro Energy Tbk PT	152,615,250	36,005
Tambang Batubara Bukit Asam Tbk PT	14,303,438	31,517
Bank Danamon Indonesia Tbk PT	36,225,849	27,245
Indo Tambangraya Megah PT	5,297,800	26,865
Bank Negara Indonesia Persero Tbk PT	46,866,000	20,491
International Nickel Indonesia Tbk PT	34,026,650	18,178
Indosat Tbk PT	25,547,773	17,193
Aneka Tambang Tbk PT	46,870,159	13,427
Astra Agro Lestari Tbk PT	4,623,680	12,928
		1,351,955

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Malaysia (2.9%)
CIMB Group Holdings Bhd.	57,816,448	154,399
Malayan Banking Bhd.	47,374,023	137,277
Sime Darby Bhd.	40,858,413	116,153
Genting Bhd.	33,003,590	110,951
IOI Corp. Bhd.	49,468,678	92,657
Tenaga Nasional Bhd.	29,718,046	84,197
Public Bank Bhd. (Foreign)	15,461,847	63,456
Maxis Bhd.	33,899,250	57,695
AMMB Holdings Bhd.	27,705,103	56,331
* Axiata Group Bhd.	38,692,494	55,958
Genting Malaysia Bhd.	43,528,390	49,078
MISC Bhd.	16,418,290	46,382
Kuala Lumpur Kepong Bhd.	7,064,971	44,997
DiGi.Com Bhd.	5,123,773	41,762
PPB Group Bhd.	6,338,108	39,128
PLUS Expressways Bhd.	22,088,382	31,271
IJM Corp. Bhd.	16,652,350	30,167
Gamuda Bhd.	24,299,516	29,726
British American Tobacco Malaysia Bhd.	1,932,137	28,906
Petronas Gas Bhd.	7,474,394	27,036
YTL Corp. Bhd.	10,309,808	26,208
YTL Power International Bhd.	32,550,827	24,500
Hong Leong Bank Bhd.	6,949,366	20,433
UMW Holdings Bhd.	8,637,820	18,819
* AirAsia Bhd.	22,911,248	18,231
Telekom Malaysia Bhd.	16,309,940	17,857
RHB Capital Bhd.	6,032,735	15,585
SP Setia Bhd.	8,912,252	14,864
Berjaya Sports Toto Bhd.	10,913,096	14,647
Bursa Malaysia Bhd.	4,998,114	13,818
Alliance Financial Group Bhd.	12,919,017	13,640
Petronas Dagangan Bhd.	3,846,400	13,512
Lafarge Malayan Cement Bhd.	5,135,220	13,225
Parkson Holdings Bhd.	6,526,712	12,465
MMC Corp. Bhd.	11,780,800	11,676
Genting Plantations Bhd.	3,344,900	9,240
* Malaysian Airline System Bhd.	12,343,100	8,741
Hong Leong Financial Group Bhd.	2,951,500	8,660
Berjaya Corp. Bhd.	21,282,900	7,408
Public Bank Bhd. (Local)	158,428	648
		1,581,704
Mexico (4.4%)
America Movil SAB de CV	300,677,798	862,001
Wal-Mart de Mexico SAB de CV	93,882,592	256,831
Grupo Mexico SAB de CV Class B	57,605,678	189,453
Fomento Economico Mexicano SAB de CV	32,956,908	181,439
Grupo Televisa SA	35,869,970	161,136
* Cemex SAB de CV	141,318,625	123,831
Grupo Financiero Banorte SAB de CV	21,037,690	89,736
Telefonos de Mexico SAB de CV	81,836,959	63,293
Grupo Financiero Inbursa SA	12,819,130	55,469
Grupo Modelo SAB de CV	9,729,087	54,492
Kimberly-Clark de Mexico SAB de CV Class A	8,233,160	51,674
Grupo Carso SAB de CV	8,837,966	50,896
Grupo Elektra SA de CV	1,167,680	43,810
Industrias Penoles SAB de CV	1,521,692	43,116
Grupo Bimbo SAB de CV Class A	5,532,288	42,652
Mexichem SAB de CV	12,772,446	40,403
Alfa SAB de CV Class A	4,635,831	38,448
Coca-Cola Femsa SAB de CV	4,207,545	33,645
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,045,507	22,497
* Desarrolladora Homex SAB de CV	3,851,190	21,614
* Urbi Desarrollos Urbanos SAB de CV	7,881,393	16,793

25

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Grupo Aeroportuario del Pacifico SAB de CV ADR	133,577	4,953
*	Carso Global Telecom SAB de CV	129,200	670
			2,448,852
Morocco (0.0%)
	Maroc Telecom	410,418	7,608
	Douja Promotion Groupe Addoha SA	402,647	5,372
	Attijariwafa Bank	89,134	3,712
			16,692
Peru (0.8%)
	Southern Copper Corp.	2,784,969	119,197
	Cia de Minas Buenaventura SA ADR	2,231,526	118,360
	Credicorp Ltd. (New York Shares)	621,799	78,272
	Credicorp Ltd.	402,539	50,318
	Cia de Minas Buenaventura SA	687,533	36,483
	Southern Copper Corp.	521,915	22,442
			425,072
Philippines (0.6%)
	Philippine Long Distance Telephone Co.	767,775	47,736
	SM Investments Corp.	3,141,456	39,832
	Manila Electric Co.	7,404,252	38,087
	Ayala Land Inc.	84,251,550	32,849
	Bank of the Philippine Islands	23,639,024	32,251
	Ayala Corp.	2,968,126	27,749
	SM Prime Holdings Inc.	74,205,974	20,653
	Energy Development Corp.	104,632,453	14,602
	Jollibee Foods Corp.	6,702,029	13,805
	Metropolitan Bank & Trust	6,702,620	12,188
	Globe Telecom Inc.	538,183	11,263
	Banco de Oro Unibank Inc.	7,908,891	11,215
			302,230
Poland (1.6%)
	Powszechna Kasa Oszczednosci Bank Polski SA	9,584,114	151,208
	Bank Pekao SA	1,754,073	114,492
	KGHM Polska Miedz SA	2,191,575	98,423
	Powszechny Zaklad Ubezpieczen SA	597,841	79,281
	Telekomunikacja Polska SA	11,353,541	72,296
*	Polski Koncern Naftowy Orlen	5,097,630	71,877
	Polskie Gornictwo Naftowe i Gazownictwo SA	28,360,195	36,816
*	Tauron Polska Energia SA	16,080,584	36,728
	Polska Grupa Energetyczna SA	4,362,357	33,463
	Bank Zachodni WBK SA	368,086	27,207
*	BRE Bank SA	235,010	23,719
	Asseco Poland SA	1,128,708	20,861
*,^	Globe Trade Centre SA	2,475,969	20,146
*	Getin Holding SA	5,316,202	19,932
	TVN SA	2,545,056	16,008
*	ING Bank Slaski SA	39,275	11,961
	Bank Handlowy w Warszawie SA	373,959	11,806
*	Grupa Lotos SA	1,025,785	10,896
*	Kernel Holding SA	482,694	10,566
*	Bank Millennium SA	5,220,705	9,259
	PBG SA	111,905	8,518
	Cyfrowy Polsat SA	1,166,609	5,731
			891,194
Russia (6.2%)
	Gazprom OAO ADR	35,670,340	781,004
	Sberbank of Russia	128,160,315	420,755
	Lukoil OAO ADR	7,090,228	395,386
	MMC Norilsk Nickel ADR	11,827,090	220,106
	Mobile Telesystems OJSC ADR	7,722,023	167,182
	Rosneft Oil Co. GDR	21,385,180	148,801
	NovaTek OAO GDR	1,448,432	138,458
	Surgutneftegas OJSC ADR	11,465,668	112,275

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Gazprom OAO	18,624,961	99,598
Tatneft ADR	2,927,777	92,190
VTB Bank OJSC GDR	13,192,885	87,213
* Magnit OJSC GDR	3,008,645	80,357
* Federal Hydrogenerating Co.	1,551,661,993	79,430
Novolipetsk Steel OJSC GDR	1,549,245	52,886
Uralkali	10,521,170	52,184
Surgutneftegas OJSC Prior Pfd.	100,640,251	50,507
* Federal Grid Co. Unified Energy System JSC	4,185,284,054	50,349
Mechel ADR	2,008,354	47,297
Polyus Gold OJSC ADR	1,300,336	38,489
Sistema JSFC GDR	1,305,995	33,630
Sberbank of Russia Prior Pfd.	13,923,158	31,554
Wimm-Bill-Dann Foods OJSC ADR	1,227,259	31,123
Severstal OAO GDR	1,935,973	26,064
Rosneft Oil Co.	3,576,706	25,046
* Polymetal JSC	1,355,893	21,732
* OGK-4 OJSC	248,888,543	20,695
* Inter Rao Ues OAO	12,635,877,511	18,954
* Severstal OAO	1,428,603	18,855
Tatneft	3,694,615	17,738
* TMK OAO GDR	740,208	14,542
* Comstar United Telesystems OJSC GDR	2,020,818	13,089
* Raspadskaya	2,235,795	12,950
Lukoil OAO	154,805	8,702
Polyus Gold OJSC	144,914	7,223
MMC Norilsk Nickel	25,186	4,507
* Surgutneftegas OJSC	4,098,223	4,021
* RusHydro Assimilation Line	48,252,970	2,480
VTB Bank OJSC	445,548,206	1,461
		3,428,833
South Africa (7.4%)
MTN Group Ltd.	24,980,303	449,395
Sasol Ltd.	8,679,097	390,840
Naspers Ltd.	5,844,423	306,553
AngloGold Ashanti Ltd.	5,724,840	268,497
Standard Bank Group Ltd.	17,800,168	261,943
Impala Platinum Holdings Ltd.	7,666,686	216,447
Gold Fields Ltd.	10,698,707	167,972
FirstRand Ltd.	42,913,369	125,812
Sanlam Ltd.	28,883,135	108,143
Remgro Ltd.	6,596,890	102,214
* Anglo Platinum Ltd.	990,823	97,891
Bidvest Group Ltd.	4,455,351	94,895
ABSA Group Ltd.	4,838,226	93,730
Shoprite Holdings Ltd.	6,288,096	88,916
Kumba Iron Ore Ltd.	1,248,127	70,858
Harmony Gold Mining Co. Ltd.	5,823,485	66,876
Truworths International Ltd.	6,697,646	66,091
Tiger Brands Ltd.	2,447,443	65,609
Massmart Holdings Ltd.	2,965,904	60,395
Growthpoint Properties Ltd.	23,773,416	58,613
RMB Holdings Ltd.	11,118,174	57,222
African Bank Investments Ltd.	11,141,229	57,103
Steinhoff International Holdings Ltd.	18,040,906	56,607
Vodacom Group Ltd.	5,713,296	54,883
Aspen Pharmacare Holdings Ltd.	3,974,215	52,942
Nedbank Group Ltd.	2,643,884	49,374
Redefine Properties Ltd.	39,246,443	45,742
Imperial Holdings Ltd.	2,711,119	44,314
Woolworths Holdings Ltd.	11,064,379	43,353
African Rainbow Minerals Ltd.	1,620,795	41,273
* Sappi Ltd.	8,061,033	39,907
Pretoria Portland Cement Co. Ltd.	8,187,559	38,989

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Foschini Group Ltd.	3,156,513	38,286
Aveng Ltd.	5,749,842	36,141
Exxaro Resources Ltd.	1,916,229	36,052
Netcare Ltd.	16,154,394	33,606
ArcelorMittal South Africa Ltd.	2,690,326	30,868
Murray & Roberts Holdings Ltd.	4,955,098	30,710
Investec Ltd.	3,646,596	29,991
Reunert Ltd.	2,719,410	24,852
Discovery Holdings Ltd.	4,169,691	23,487
Pick n Pay Stores Ltd.	3,349,849	22,038
Telkom SA Ltd.	4,182,791	21,611
Liberty Holdings Ltd.	1,751,642	18,730
Northam Platinum Ltd.	1,427,771	9,873
		4,099,644
South Korea (13.1%)
2 Samsung Electronics Co. Ltd. GDR	1,966,103	656,234
Samsung Electronics Co. Ltd.	688,157	456,541
Hyundai Motor Co.	2,303,694	348,744
POSCO ADR	2,819,855	293,096
Hyundai Mobis	1,016,507	253,142
LG Chem Ltd.	697,742	215,904
Hyundai Heavy Industries Co. Ltd.	566,012	184,633
* Hynix Semiconductor Inc.	7,468,340	153,811
Samsung Electronics Co. Ltd. Prior Pfd.	305,925	150,327
Kia Motors Corp.	3,544,764	141,831
KB Financial Group Inc. ADR	3,097,882	139,095
Shinhan Financial Group Co. Ltd. ADR	1,788,258	139,073
LG Electronics Inc.	1,397,421	123,053
SK Energy Co. Ltd.	909,445	122,382
LG Display Co. Ltd.	3,456,436	118,523
POSCO	286,192	118,119
* NHN Corp.	619,657	109,634
Samsung C&T Corp.	1,855,153	108,948
Shinsegae Co. Ltd.	214,310	108,645
KT&G Corp.	1,661,210	102,127
LG Corp.	1,415,957	101,300
Samsung Electro-Mechanics Co. Ltd.	885,779	97,310
Shinhan Financial Group Co. Ltd.	2,479,649	96,062
Samsung Fire & Marine Insurance Co. Ltd.	539,544	92,528
KB Financial Group Inc.	1,856,913	82,679
Hana Financial Group Inc.	2,823,900	80,243
Hyundai Steel Co.	820,660	79,686
Samsung Engineering Co. Ltd.	456,727	72,991
* Korea Electric Power Corp. ADR	5,313,484	70,191
Samsung SDI Co. Ltd.	503,974	69,225
Hyundai Engineering & Construction Co. Ltd.	1,017,427	68,358
* Samsung Life Insurance Co. Ltd.	762,457	68,332
SK Telecom Co. Ltd. ADR	3,662,493	67,500
Samsung Heavy Industries Co. Ltd.	2,382,060	66,939
OCI Co. Ltd.	226,217	66,626
Lotte Shopping Co. Ltd.	149,687	61,323
Cheil Industries Inc.	662,442	55,712
Woori Finance Holdings Co. Ltd.	4,149,312	52,320
Samsung Techwin Co. Ltd.	546,066	51,049
Doosan Heavy Industries and Construction Co. Ltd.	620,140	48,877
Honam Petrochemical Corp.	219,999	48,630
NCSoft Corp.	217,136	47,831
^ KT Corp. ADR	2,211,572	45,757
Amorepacific Corp.	49,249	45,565
Korea Exchange Bank	3,775,580	45,007
GS Engineering & Construction Corp.	522,993	44,445
LG Household & Health Care Ltd.	132,496	44,264
S-Oil Corp.	693,973	42,847
Samsung Securities Co. Ltd.	747,817	42,833

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Daewoo Securities Co. Ltd.	1,841,980	40,047
GS Holdings	750,300	39,390
SK Holdings Co. Ltd.	377,316	39,315
Hyosung Corp.	352,232	39,152
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,392,672	37,065
Industrial Bank of Korea	2,385,810	34,282
Hanwha Chem Corp.	1,233,860	33,603
* Korean Air Lines Co. Ltd.	525,569	33,480
Kangwon Land Inc.	1,420,048	33,441
Daelim Industrial Co. Ltd.	408,309	33,337
* Korea Electric Power Corp.	1,223,461	32,202
KT Corp.	816,416	32,167
Korea Zinc Co. Ltd.	125,443	31,751
Samsung Card Co.	638,443	30,552
* Doosan Infracore Co. Ltd.	1,218,112	30,144
Hyundai Motor Co. 2nd Pfd.	544,247	30,072
SK Telecom Co. Ltd.	191,314	29,119
Hankook Tire Co. Ltd.	1,101,846	28,700
Hyundai Mipo Dockyard	167,304	27,983
Woongjin Coway Co. Ltd.	767,939	27,867
Busan Bank	2,229,470	27,778
LS Corp.	268,179	27,213
Hanwha Corp.	684,936	25,865
Hyundai Department Store Co. Ltd.	231,242	25,627
Glovis Co. Ltd.	176,762	25,063
Hyundai Development Co.	881,396	24,789
Hyundai Securities Co.	1,864,711	24,441
Woori Investment & Securities Co. Ltd.	1,351,021	23,891
Daegu Bank Ltd.	1,801,255	23,634
KCC Corp.	71,077	23,570
^ Daewoo International Corp.	722,454	22,527
LG Uplus Corp.	3,458,318	22,440
Dongbu Insurance Co. Ltd.	633,131	22,377
CJ CheilJedang Corp.	115,073	22,171
* SK C&C Co. Ltd.	226,604	19,450
* Korea Life Insurance Co. Ltd.	2,772,567	19,239
Mirae Asset Securities Co. Ltd.	366,168	19,192
Doosan Corp.	141,342	19,071
* Celltrion Inc.	852,917	18,897
Korea Investment Holdings Co. Ltd.	593,554	18,749
LG Innotek Co. Ltd.	160,319	18,586
Seoul Semiconductor Co. Ltd.	511,779	17,804
STX Pan Ocean Co. Ltd.	1,650,280	17,575
LS Industrial Systems Co. Ltd.	211,756	16,999
Daewoo Engineering & Construction Co. Ltd.	1,813,134	16,994
Hyundai Motor Co. Prior Pfd.	321,943	16,668
Hanjin Heavy Industries & Construction Co. Ltd.	436,902	16,656
Yuhan Corp.	113,718	16,117
Korea Gas Corp.	373,976	15,322
SK Networks Co. Ltd.	1,410,150	13,557
Dongkuk Steel Mill Co. Ltd.	577,992	13,318
S1 Corp.	236,263	13,026
Tong Yang Securities Inc.	1,224,216	12,393
* SK Broadband Co. Ltd.	2,392,687	11,996
Lotte Confectionery Co. Ltd.	9,706	10,595
LG Electronics Inc. Prior Pfd.	290,208	10,066
Hite Brewery Co. Ltd.	69,430	7,742
Hite Holdings Co. Ltd.	1	—
		7,265,359
Taiwan (10.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	44,642,101	487,045
Hon Hai Precision Industry Co. Ltd.	127,464,588	482,076
Taiwan Semiconductor Manufacturing Co. Ltd.	144,474,045	297,228
HTC Corp.	10,153,480	230,254

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	MediaTek Inc.	13,630,475	171,476
	Formosa Plastics Corp.	59,135,958	169,436
	Nan Ya Plastics Corp.	70,000,439	155,502
	China Steel Corp.	148,830,708	150,746
	Cathay Financial Holding Co. Ltd.	96,807,962	147,977
	Formosa Chemicals & Fibre Corp.	42,413,164	121,290
	Acer Inc.	38,245,105	111,374
	Delta Electronics Inc.	26,708,245	110,338
	Chunghwa Telecom Co. Ltd. ADR	4,660,344	109,052
*	Chimei Innolux Corp.	69,733,699	93,576
	Fubon Financial Holding Co. Ltd.	76,280,000	93,319
	Chinatrust Financial Holding Co. Ltd.	131,133,095	81,865
	Compal Electronics Inc.	62,208,849	79,367
	Mega Financial Holding Co. Ltd.	112,793,568	78,199
	United Microelectronics Corp. ADR	24,870,085	76,849
*,^	AU Optronics Corp. ADR	7,123,783	71,452
	Uni-President Enterprises Corp.	53,037,340	68,926
	Asustek Computer Inc.	8,298,753	67,344
	Quanta Computer Inc.	36,542,835	67,111
	Taiwan Mobile Co. Ltd.	28,041,085	62,511
	Far Eastern New Century Corp.	42,886,108	61,682
	Chunghwa Telecom Co. Ltd.	25,390,017	59,391
	Yuanta Financial Holding Co. Ltd.	91,395,773	57,396
	Wistron Corp.	27,259,911	56,084
	Taiwan Cement Corp.	43,914,283	46,694
	First Financial Holding Co. Ltd.	70,135,870	46,257
	Formosa Petrochemical Corp.	16,729,928	45,474
*	AU Optronics Corp.	41,797,669	41,701
	Synnex Technology International Corp.	16,961,055	41,541
	Advanced Semiconductor Engineering Inc. ADR	9,301,848	41,207
	Lite-On Technology Corp.	30,453,808	40,226
	China Development Financial Holding Corp.	130,330,252	38,735
	Taiwan Fertilizer Co. Ltd.	11,175,600	38,106
	Hua Nan Financial Holdings Co. Ltd.	57,005,780	37,579
	Cheng Shin Rubber Industry Co. Ltd.	16,763,930	37,366
	Taiwan Cooperative Bank	52,234,095	37,309
	Chang Hwa Commercial Bank	53,486,094	35,341
	Far EasTone Telecommunications Co. Ltd.	23,458,043	33,782
	Unimicron Technology Corp.	19,049,754	32,346
*	Pegatron Corp.	22,903,785	31,003
	Pou Chen Corp.	32,511,586	30,808
	President Chain Store Corp.	7,747,547	30,730
	Siliconware Precision Industries Co. ADR	5,496,753	30,672
	United Microelectronics Corp.	63,697,970	30,555
	SinoPac Financial Holdings Co. Ltd.	79,998,813	30,142
	Macronix International	48,882,318	30,060
	Foxconn Technology Co. Ltd.	9,469,372	29,534
	Epistar Corp.	9,124,732	29,203
	Powertech Technology Inc.	8,663,056	28,631
*	Shin Kong Financial Holding Co. Ltd.	77,141,095	28,364
	Asia Cement Corp.	26,721,648	27,527
	Largan Precision Co. Ltd.	1,352,135	26,834
*	Wintek Corp.	15,447,000	26,041
*	Taishin Financial Holding Co. Ltd.	58,793,368	25,715
	Yulon Motor Co. Ltd.	12,192,632	23,881
	E.Sun Financial Holding Co. Ltd.	45,687,755	23,466
*	Walsin Lihwa Corp.	38,319,770	22,952
*	China Airlines Ltd.	29,042,765	22,649
	Advanced Semiconductor Engineering Inc.	25,922,479	22,558
	Novatek Microelectronics Corp. Ltd.	7,343,417	21,411
	Catcher Technology Co. Ltd.	7,920,663	21,094
*	Eva Airways Corp.	20,725,891	20,947
	WPG Holdings Co. Ltd.	11,147,305	20,726
*	E Ink Holdings Inc.	11,811,000	20,671

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Tripod Technology Corp.	5,299,657	20,335
Simplo Technology Co. Ltd.	3,048,300	19,529
KGI Securities Co. Ltd.	40,700,000	19,189
Ruentex Industries Ltd.	6,699,115	19,148
Siliconware Precision Industries Co.	16,855,860	18,539
* Powerchip Technology Corp.	73,830,023	18,320
Polaris Securities Co. Ltd.	32,197,675	17,882
Clevo Co.	7,764,938	17,102
Young Fast Optoelectronics Co. Ltd.	1,445,078	17,015
Richtek Technology Corp.	2,139,626	16,819
Giant Manufacturing Co. Ltd.	4,099,121	16,099
Motech Industries Inc.	3,954,522	15,903
* Tatung Co. Ltd.	66,786,400	15,742
* Qisda Corp.	22,535,928	15,725
Taiwan Glass Industrial Corp.	12,826,620	15,513
Inventec Co. Ltd.	29,097,533	15,302
Far Eastern Department Stores Co. Ltd.	11,971,371	14,858
Teco Electric and Machinery Co. Ltd.	22,523,000	14,120
U-Ming Marine Transport Corp.	6,813,176	14,028
* HannStar Display Corp.	69,937,202	13,984
* Evergreen Marine Corp. Taiwan Ltd.	16,675,879	13,898
Coretronic Corp.	8,955,000	13,688
China Life Insurance Co. Ltd.	16,532,500	13,416
TSRC Corp.	7,298,398	13,266
* Yang Ming Marine Transport Corp.	17,385,450	13,230
Everlight Electronics Co. Ltd.	4,758,742	13,166
Advantech Co. Ltd.	4,777,546	13,045
* Inotera Memories Inc.	25,413,436	12,454
Realtek Semiconductor Corp.	5,224,405	12,388
Nan Ya Printed Circuit Board Corp.	2,978,623	12,166
Chicony Electronics Co. Ltd.	5,486,768	12,082
Kinsus Interconnect Technology Corp.	4,376,029	11,908
Ruentex Development Co. Ltd.	6,759,000	11,186
* Nanya Technology Corp.	18,411,319	11,016
* CMC Magnetics Corp.	41,856,700	10,988
Eternal Chemical Co. Ltd.	9,309,464	10,771
* Taiwan Business Bank	32,336,480	10,767
Formosa Taffeta Co. Ltd.	11,642,868	10,588
Feng Hsin Iron & Steel Co.	6,362,310	10,436
* Wan Hai Lines Ltd.	14,169,718	10,399
Tung Ho Steel Enterprise Corp.	10,926,144	10,216
* Winbond Electronics Corp.	36,546,000	9,523
Cheng Uei Precision Industry Co. Ltd.	4,599,148	9,428
Phison Electronics Corp.	1,861,297	9,424
Farglory Land Development Co. Ltd.	3,650,688	9,059
* Chunghwa Picture Tubes	54,601,710	8,243
Mitac International Corp.	17,904,431	8,036
Evergreen International Storage & Transport Corp.	8,432,000	7,481
Formosa International Hotels Corp.	460,229	7,475
Capital Securities Corp.	15,668,140	7,144
Pixart Imaging Inc.	1,443,278	6,777
Micro-Star International Co. Ltd.	11,484,882	6,140
Transcend Information Inc.	2,354,981	5,851
Chinese Gamer International Corp.	757,000	5,230
Vanguard International Semiconductor Corp.	10,235,396	4,453
Compal Communications Inc.	3,297,374	2,794
* Tatung Co. Ltd. GDR	392,499	1,851
* Shin Kong Financial Holding Co. Ltd. Rights Exp. 11/25/2010	4,158,680	170
* Ya Hsin Industrial Co. Ltd.	5,306,018	—
		5,764,009
Thailand (1.7%)
PTT PCL (Foreign)	11,723,837	118,771
PTT Exploration & Production PCL (Foreign)	17,854,618	102,132
Kasikornbank PCL (Foreign)	19,076,649	80,332

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
^ Bangkok Bank PCL (Foreign)	14,947,731	77,201
Siam Commercial Bank PCL (Foreign)	22,446,057	76,928
Siam Cement PCL (Foreign)	5,107,417	56,192
CP ALL PCL (Foreign)	30,598,615	45,428
* Bangkok Bank PCL (Local)	8,071,243	40,193
Banpu PCL	1,493,417	38,940
Advanced Info Service PCL (Foreign)	12,129,677	36,482
* Banpu PCL (Local)	1,376,500	35,638
Charoen Pokphand Foods PCL (Foreign)	38,408,700	29,908
* Kasikornbank PCL	6,245,900	24,420
PTT Chemical PCL (Foreign)	4,956,738	23,401
Bank of Ayudhya PCL(Local)	27,018,834	21,811
Thai Oil PCL (Foreign)	11,673,000	20,687
IRPC PCL (Foreign)	139,072,560	19,713
Krung Thai Bank PCL (Foreign)	34,161,821	19,263
* PTT PCL	1,654,400	16,760
PTT Aromatics & Refining PCL (Foreign)	15,384,611	15,311
BEC World PCL (Foreign)	10,730,725	11,929
Glow Energy PCL (Foreign)	6,652,355	11,056
* Advanced Info Service PCL (Local)	2,649,200	7,968
* CP ALL PCL (Local)	4,103,900	6,093
* Bank of Ayudhya PCL (Local)	6,119,300	4,885
* Charoen Pokphand Foods PCL	2,978,300	2,319
* IRPC PCL	4,971,400	705
* Thai Oil PCL	302,700	536
* Glow Energy PCL	206,500	343
* PTT Aromatics & Refining PCL	265,700	264
		945,609
Turkey (1.9%)
Turkiye Garanti Bankasi AS	32,175,964	194,230
Akbank TAS	18,194,084	112,782
Turkiye Is Bankasi	23,994,418	106,243
^ Turkcell Iletisim Hizmet AS	11,813,456	84,538
^ Haci Omer Sabanci Holding AS (Bearer)	9,818,539	53,196
Tupras Turkiye Petrol Rafinerileri AS	1,953,030	51,927
Turkiye Halk Bankasi AS	5,042,810	50,093
* Yapi ve Kredi Bankasi AS	13,236,579	49,926
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,082,493	48,595
KOC Holding AS	9,652,070	45,434
^ BIM Birlesik Magazalar AS	1,300,059	44,621
Turk Telekomunikasyon AS	8,715,982	40,711
Turkiye Vakiflar Bankasi Tao	12,349,102	39,200
* Turk Hava Yollari	6,717,542	27,574
* Eregli Demir ve Celik Fabrikalari TAS	6,333,036	23,432
Enka Insaat ve Sanayi AS	4,512,491	20,368
Asya Katilim Bankasi AS	5,570,259	14,193
Arcelik AS	2,004,567	10,950
Coca-Cola Icecek AS	794,482	9,827
* Dogan Sirketler Grubu Holdings	11,493,494	8,228
		1,036,068
Total Common Stocks (Cost $43,265,508)		55,086,035

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2010

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.2%)
3,4	Vanguard Market Liquidity Fund	0.237%		667,070,820	667,071

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Fannie Mae Discount Notes	0.240%	3/31/11	1,200	1,199
5,6	Federal Home Loan Bank Discount Notes	0.300%	11/19/10	2,000	2,000
5,6	Freddie Mac Discount Notes	0.240%	3/14/11	2,000	1,998
					5,197
Total Temporary Cash Investments (Cost $672,268)					672,268
Total Investments (100.8%) (Cost $43,937,776)					55,758,303
Other Assets and Liabilities—Net (-0.8%)[4]					(466,003)
Net Assets (100%)					55,292,300

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $585,466,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and 1.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the value of this security represented 1.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $628,018,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $3,438,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

33

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard European Stock Index Fund, Vanguard Pacific Stock Index Fund and Vanguard Emerging Markets Stock Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds") as of October 31, 2010 and for the year then ended and have issued our unqualified report thereon dated December 9, 2010 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included audits of the Funds' schedules of investments as of October 31, 2010 appearing in Item 6 of this Form N-CSR. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
December 9, 2010

34

© 2010 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 720_122010

Vanguard Total World Stock Index Fund
Annual Report

October 31, 2010

> For the fiscal year ended October 31, 2010, Vanguard Total World Stock Index Fund returned about 15%, in line with the average return of its global peer group.

> Stock markets around the world wrapped up the period with a strong rally. Emerging markets again outpaced developed markets, including the United States.

> As the global economic recovery continued, the consumer discretionary, industrial, and materials sectors were among the best performers. All ten sectors posted gains.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	13
Your Fund’s After-Tax Returns.	57
About Your Fund’s Expenses.	58
Glossary.	60

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2010
Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	14.73%
Institutional Shares	15.01
ETF Shares
Market Price	15.27
Net Asset Value	15.00
FTSE All-World Index	14.51
Global Funds Average	15.04
Global Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2009, Through October 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$16.66	$18.85	$0.245	$0.000
Institutional Shares	83.54	94.62	1.351	0.000
ETF Shares	40.88	46.30	0.662	0.000

1

Chairman’s Letter

Dear Shareholder,

Despite some intermittent setbacks earlier in the period, a rally in September and October helped global markets finish the 2010 fiscal year with a double-digit gain that, while less than the previous year’s rebound, was still respectable. Emerging markets again had the best results, while North American equities—the largest slice of the fund—contributed about half of the total return worldwide.

Vanguard Total World Stock Index Fund, which holds almost 2,800 large- and mid-capitalization stocks of companies located around the world, returned about 15%, in line with the average return of global peer funds. The fund met its objective of capturing the return of its target, the FTSE All-World Index, in the period. Although their reported returns diverged slightly at the fiscal year-end on October 31, this was a result of temporary price differences arising from fair-value pricing policies, which are required by the Securities and Exchange Commission. (The note on page 6 provides more information on fair-value pricing.)

If you own the fund in a taxable account, you may wish to review the information about after-tax returns presented later in this report.

Stock market performance was better than it felt
Global stock prices rallied at the start of the period, but struggled through the spring and summer, weighed down by

2

Europe’s sovereign-debt crisis and the slow pace of economic recovery in the United States. In the fiscal year’s final months, the mood turned. Stock prices climbed on continued strength in corporate earnings. In the United States, stocks also seemed to get a boost from the Federal Reserve Board’s hints that it would try to stimulate the economy with a second round of U.S. Treasury bond purchases. (In early November, the Fed announced that it would buy as much as $600 billion in Treasuries over the next several months.)

For the 12 months, the broad U.S. stock market returned about 19%, a performance that was better than it felt in a year of ups and downs. Small-capitalization stocks did even better.

International stocks returned about 13% on the strength of a powerful rally in emerging markets and solid single-digit gains in developed markets in Europe and the Pacific region. Large currency swings played a role in international returns for U.S.-dollar-based investors.

Despite shrinking yields, bonds attracted investors’ cash
Although fixed income yields have fallen to generational lows, investors continued to bid up bond prices. The broad U.S. bond market produced a 12-month return of about 8% as the yield of the 10-year U.S. Treasury note fell from 3.39% at the start of the period to 2.61% at the close. Tax-exempt municipal bonds also rallied. Bond prices and yields move in opposite

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	17.67%	-6.14%	1.99%
Russell 2000 Index (Small-caps)	26.58	-3.91	3.07
Dow Jones U.S. Total Stock Market Index	19.04	-5.55	2.52
MSCI All Country World Index ex USA (International)	13.08	-7.62	6.21

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	8.01%	7.23%	6.45%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	7.78	5.79	5.20
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.89	2.41

CPI
Consumer Price Index	1.17%	1.54%	1.89%

3

directions, of course, so abundant returns built on rising prices could mean leaner pickings in the years ahead.

The yields of money market securities hovered near 0%, consistent with the Federal Reserve Board’s target for short-term rates. While the Fed has kept target interest rates low to stimulate the U.S. economy, rates have risen elsewhere. For example, in October, China’s central bank raised interest rates for the first time in three years, and rates were lifted several times in Australia and India. All three economies have been growing faster than the U.S. economy.

Almost all markets advanced, led by developing countries
By virtue of the sheer size of its market, the United States was the biggest single-country contributor to the results of Vanguard Total World Stock Index Fund (whose holdings, like those of its target benchmark, are market-capitalization weighted). The fund’s U.S. equities, which represented about 40% of its assets, returned more than 16% and contributed more than 6 percentage points to the overall return. Canadian stocks returned even more, about 21%, benefiting from rising prices for Canada’s vast natural resources.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.50%	0.25%	0.30%	1.49%

The fund expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the fund’s expense ratios were 0.45% for Investor Shares, 0.23% for Institutional Shares, and 0.25% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: Global Funds.

4

With a gain of almost 24%, emerging markets eclipsed the developed-country returns from North America, Europe, and the Pacific Rim. In part, this outperformance reflected the reality that developing nations are often a step or two removed from the disruptions—such as Europe’s current fiscal woes—that affect investors’ perceptions of major industrialized countries. And even though emerging markets represented a relatively small share of the fund’s market value, they made the second-highest contribution to its total return. Some of the best results came from smaller markets in Latin America, while India (+37%), Brazil (+14%), and China (+12%) added more to the fund’s overall gain.

Developed markets in Europe and the Pacific Rim traveled divergent paths to reach similar returns of about 9% (measured in U.S. dollars). During the period, investors began to regain confidence in Europe after governments took several steps—including unpopular cuts in public-sector payrolls and services—to help regain fiscal stability. Scandinavian economies, more insulated from the market turmoil, had some of the region’s best returns. Still, the United Kingdom, Europe’s largest market, gained more than 12%. Its economic growth was stronger than expected in the third calendar quarter, and in late October the recently elected government announced dramatic spending cuts. In contrast, peripheral countries that had become the center of the debt-default storm finished the year in the red: Greece was the outlier, losing more than half of its market value.

For U.S.-based investors, currency effects masked some European markets’ strength. During the height of Europe’s fiscal uncertainty, the U.S. dollar appreciated significantly against the euro and the British pound. Although these currencies recovered somewhat later in the year, their relative weakness trimmed European returns when translated into U.S. dollars.

Compared with market performance in Europe, Pacific Rim returns differed in two respects: Results weakened in the second half, and currency translation worked to the advantage of U.S.-based investors as the Australian dollar and Japanese yen reached highs not seen for many years. Singapore and Hong Kong, which are relatively smaller markets, outperformed both Australia (+13%) and Japan (+5%). In September, after several years of maintaining a hands-off currency policy, the Bank of Japan intervened to try to rein in the rising yen, which was making Japan’s exports less competitive in the global marketplace and threatening its still-fragile economy.

Sectors sensitive to the economy delivered winning performances
All ten industry sectors posted gains for the year, with some of the highest returns coming from the consumer discretionary, industrial, and materials sectors. The fortunes of companies in these sectors tend to be more exposed to the ups and downs of the business cycle, and given its generally upward trend, they fared well. Together, these three sectors contributed almost half of the fund’s total return.

5

A note on fair-value pricing
The reported return of a fund that
tracks an index sometimes may
diverge from the index’s return a
bit more than would be expected.
This may be the result of a fair-value
pricing adjustment.

These adjustments, which are
required by the Securities and
Exchange Commission, address
pricing discrepancies that may arise
because of time-zone differences
among global stock markets. Foreign
stocks may trade on exchanges that
close many hours before a fund’s
closing share price is calculated in
the United States, generally at 4 p.m.,
Eastern time. In the hours between
the foreign close and the U.S. close,
the value of these foreign securities
may change—because of company-
specific announcements or
market-wide developments, for
example. Such price changes are
not immediately reflected in
international index values.

Fair-value pricing takes such changes
into account in calculating the fund’s
daily net asset value, thus ensuring
that the NAV doesn’t include “stale”
prices. The result can be a temporary
divergence between the return of
the fund and that of its benchmark
index—a difference that usually
corrects itself when the foreign
markets reopen.

Financial stocks, the largest sector weighting, were among the weaker performers, held back by concerns about European banks.

Spread your nest egg across multiple baskets
Since late 2007, stocks have taken investors on a roller-coaster ride with painful losses and soaring gains, especially in emerging markets. Much of the time, it appeared that news traveled quickly around the globe, leading markets to rise and fall together—as was the case during the Greek sovereign debt crisis. But when global financial crises subside, we can expect that the economic and financial performance of various countries will differ. We may be seeing some signs of divergence: For example, while U.S. economic growth has been tepid, Britain’s economy has grown faster, and China’s has achieved double-digit growth rates.

Vanguard research has shown that, over longer periods, a portfolio that includes both U.S. and non-U.S. stocks would have experienced lower average volatility than an all-U.S. portfolio. While this long-term benefit may not be as visible to you as other portfolio measures, it is no less real.

There is no magic number for how much of your equity portfolio to invest outside the United States. As with other portfolio decisions you make, your allocation to international stocks should be based on your investment goals, time horizon, and tolerance for risk.

6

Vanguard Total World Stock Index Fund provides a convenient approach to this decision, as it invests in large- and mid-cap companies around the world in proportions consistent with their market-capitalization weightings. As part of a well-balanced portfolio that also includes bonds and money market funds, the fund can be an efficient, low-cost core holding.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 16, 2010

7

Total World Stock Index Fund

Fund Profile
As of October 31, 2010

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VTWIX	VT
Expense Ratio[1]	0.50%	0.25%	0.30%

Portfolio Characteristics
			FTSE
			All-World
		Fund	Index
Number of Stocks		2,784	2,771
Median Market Cap	$33.5B		$33.5B
Price/Earnings Ratio		16.0x	15.9x
Price/Book Ratio		1.8x	1.8x
Return on Equity		19.3%	19.1%
Earnings Growth Rate		5.4%	5.3%
Dividend Yield		2.4%	2.4%
Turnover Rate		7%	—
Short-Term Reserves		0.2%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	Index
Consumer Discretionary	9.8%	9.8%
Consumer Staples	9.8	9.8
Energy	10.5	10.6
Financials	21.7	21.7
Health Care	8.1	8.1
Industrials	10.7	10.7
Information Technology	11.7	11.6
Materials	8.7	8.7
Telecommunication
Services	4.9	4.9
Utilities	4.1	4.1

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	1.2%
Apple Inc.	Computer
	Hardware	1.0
Microsoft Corp.	Systems Software	0.8
BHP Billiton	Diversified Metals
	& Mining	0.8
Royal Dutch Shell plc	Integrated Oil &
	Gas	0.7
Nestle SA	Packaged Foods &
	Meats	0.7
HSBC Holdings plc	Diversified Banks	0.6
International Business	IT Consulting &
Machines Corp.	Other Services	0.6
Procter & Gamble Co.	Household
	Products	0.6
Johnson & Johnson	Pharmaceuticals	0.6
Top Ten		7.6%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.45% for Investor Shares, 0.23% for Institutional Shares, and 0.25% for ETF Shares.

8

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	Index
Europe
United Kingdom	8.4%	8.4%
France	4.5	4.4
Germany	3.3	3.3
Switzerland	3.0	3.0
Spain	1.7	1.7
Italy	1.3	1.3
Sweden	1.3	1.3
Netherlands	1.0	1.1
Other	2.2	2.2
Subtotal	26.7%	26.7%
Pacific
Japan	7.9%	7.9%
Australia	3.4	3.4
Hong Kong	1.9	1.9
Other	0.8	0.9
Subtotal	14.0%	14.1%
Emerging Markets
China	2.2%	2.2%
Brazil	2.5	2.5
South Korea	2.0	2.0
India	1.6	1.5
Taiwan	1.5	1.5
South Africa	1.2	1.2
Russia	1.0	1.0
Other	3.0	3.0
Subtotal	15.0%	14.9%
Middle East	0.3%	0.3%
North America
United States	40.4%	40.4%
Canada	3.6	3.6
Subtotal	44.0%	44.0%

The country classifications for the fund in this table and those in the Statement of Net Assets (SNA) differ slightly. The SNA is based on the MSCI classifications used in our financial reporting system, while the table reflects the FTSE classifications used in the index. The discrepancies largely reflect differences in the way FTSE and MSCI classify Hong Kong-listed stocks. There is no material difference between the fund's economic exposures and those of the benchmark.

9

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 26, 2008, Through October 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/26/2008)	Investment
Total World Stock Index Fund Investor
Shares	14.44%	-1.77%	$9,590
FTSE All-World Index	14.51	-2.22	9,487
Global Funds Average	15.04	-2.21	9,489

Global Funds Average: Derived from data provided by Lipper Inc.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(10/9/2008)	Investment
Total World Stock Index Fund
Institutional Shares	14.72%	19.54%	$7,221,258
FTSE All-World Index	14.51	17.86	7,013,448

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns in most tables are adjusted to reflect the 0.25% fee on purchases but not the 2% fee on redemptions of shares held for less than two months. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart shows non-adjusted returns, and the final table includes non-adjusted returns along with the fee-adjusted returns.

See Financial Highlights for dividend and capital gains information.

10

Total World Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(6/24/2008)	Investment
Total World Stock Index Fund
ETF Shares Net Asset Value	15.00%	-2.10%	$9,513
FTSE All-World Index	14.51	-2.61	9,397

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: June 24, 2008, Through October 31, 2010

		Since
	One	Inception
	Year	(6/24/2008)
Total World Stock Index Fund
ETF Shares Market Price	15.27%	-4.62%
Total World Stock Index Fund
ETF Shares Net Asset Value	15.00	-4.87
FTSE All-World Index	14.51	-6.03

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): June 26, 2008, Through October 31, 2010

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Vanguard fund returns in most tables are adjusted to reflect the 0.25% fee on purchases but not the 2% fee on redemptions of shares held for less than two months. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart shows non-adjusted returns, and the final table includes non-adjusted returns along with the fee-adjusted returns.

11

Total World Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	6/26/2008	8.25%	-3.26%
Fee-Adjusted Returns		7.97	-3.37
Institutional Shares	10/9/2008	8.51	18.44
Fee-Adjusted Returns		8.24	18.29
ETF Shares	6/24/2008
Market Price		8.30	-3.65
Net Asset Value		8.48	-3.71

Vanguard fund returns in most tables are adjusted to reflect the 0.25% fee on purchases but not the 2% fee on redemptions of shares held for less than two months. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart shows non-adjusted returns, and the final table includes non-adjusted returns along with the fee-adjusted returns.

12

Total World Stock Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)
Australia (3.4%)
	BHP Billiton Ltd.	123,473	5,102
	Commonwealth Bank
	of Australia	56,531	2,718
	Westpac Banking Corp.	108,908	2,425
	Australia & New Zealand
	Banking Group Ltd.	94,318	2,301
	National Australia Bank Ltd.	77,504	1,940
	Rio Tinto Ltd.	16,777	1,365
	Woolworths Ltd.	45,540	1,264
	Wesfarmers Ltd.	37,053	1,206
	Newcrest Mining Ltd.	28,092	1,106
	Westfield Group	85,619	1,041
	Woodside Petroleum Ltd.	21,473	918
	CSL Ltd.	21,131	681
	QBE Insurance Group Ltd.	38,649	650
	Origin Energy Ltd.	33,753	528
	Macquarie Group Ltd.	12,737	453
	Suncorp-Metway Ltd.	44,297	400
	Telstra Corp. Ltd.	151,798	398
	Foster’s Group Ltd.	67,704	388
	Brambles Ltd.	61,097	382
	Santos Ltd.	30,563	378
	AMP Ltd.	71,405	374
	Orica Ltd.	14,540	359
	Stockland	88,094	326
	Oil Search Ltd.	48,293	302
*	Fortescue Metals
	Group Ltd.	47,377	291
	AXA Asia Pacific
	Holdings Ltd.	54,587	291
	Amcor Ltd.	43,132	284
	Insurance Australia
	Group Ltd.	75,244	281
	Transurban Group	50,792	260
	Computershare Ltd.	26,002	258
	AGL Energy Ltd.	16,257	257
	Incitec Pivot Ltd.	68,630	251
	Coca-Cola Amatil Ltd.	20,318	242
^	Leighton Holdings Ltd.	6,715	242

			Market
			Value
		Shares	($000)
	Wesfarmers Ltd. Price
	Protected Shares	7,247	237
	ASX Ltd.	6,018	219
	Alumina Ltd.	106,502	213
	WorleyParsons Ltd.	9,349	211
	GPT Group	65,044	178
	TABCORP Holdings Ltd.	23,514	170
	Mirvac Group	126,612	161
	OZ Minerals Ltd.	101,412	156
*	Asciano Group	100,250	154
	Dexus Property Group	184,598	150
	Toll Holdings Ltd.	24,612	150
	Sonic Healthcare Ltd.	13,677	146
	Crown Ltd.	17,087	140
	BlueScope Steel Ltd.	70,012	138
	OneSteel Ltd.	49,963	133
	CFS Retail Property Trust	72,376	132
	Goodman Group	212,611	132
	Cochlear Ltd.	1,858	129
	Lend Lease Group	18,220	129
	Intoll Group	79,737	118
	Metcash Ltd.	26,944	115
	Tatts Group Ltd.	46,412	114
*	Paladin Energy Ltd.	27,467	111
*	Qantas Airways Ltd.	37,665	105
	Bendigo and Adelaide
	Bank Ltd.	11,810	105
	Sims Metal
	Management Ltd.	6,492	104
	Boral Ltd.	24,144	104
	Harvey Norman
	Holdings Ltd.	30,328	99
*	Iluka Resources Ltd.	14,756	98
	CSR Ltd.	53,018	95
	Goodman Fielder Ltd.	55,147	80
*	James Hardie Industries SE	14,810	79
	MAp Group	25,619	77
	Bank of Queensland Ltd.	6,984	71
	Perpetual Ltd.	1,737	65
	Commonwealth Property
	Office Fund	68,416	61

13

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	IOOF Holdings Ltd.	8,692	61
	Ansell Ltd.	4,554	61
	Aristocrat Leisure Ltd.	17,415	60
	Caltex Australia Ltd.	4,908	56
	Billabong International Ltd.	6,476	52
	Flight Centre Ltd.	2,301	52
	Adelaide Brighton Ltd.	14,606	51
	Challenger Financial
	Services Group Ltd.	10,934	49
	Ten Network Holdings Ltd.	34,205	48
	New Hope Corp. Ltd.	10,034	48
*	AWB Ltd.	32,097	47
	Charter Hall Office REIT	17,571	45
	Tower Australia Group Ltd.	16,746	40
*	Aquila Resources Ltd.	4,519	38
	Consolidated Media
	Holdings Ltd.	11,572	38
*	DuluxGroup Ltd.	13,950	37
	SP AusNet	38,822	35
	GWA Group Ltd.	11,242	34
	Downer EDI Ltd.	6,330	31
	Fairfax Media Ltd.	19,902	28
	Energy Resources of
	Australia Ltd.	2,196	28
	Sigma Pharmaceuticals Ltd.	60,271	27
	Nufarm Ltd.	4,786	21
*	Macquarie Atlas
	Roads Group	11,957	17
	Australand Property Group	5,249	14
	Envestra Ltd.	20,533	11
	West Australian
	Newspapers Holdings Ltd.	1,314	9
	Spotless Group Ltd.	2,468	6
	APN News & Media Ltd.	2,880	5
*	Gunns Ltd.	6,004	4
			35,394
Austria (0.1%)
	Erste Group Bank AG	9,812	443
	Voestalpine AG	7,992	317
	OMV AG	5,423	203
	Telekom Austria AG	10,977	168
*	IMMOFINANZ AG	34,881	138
	Raiffeisen Bank
	International AG	1,913	108
	Vienna Insurance Group AG
	Wiener Versicherung Gruppe	1,514	82
	Verbund AG	1,653	66
	Strabag SE	916	24
			1,549
Belgium (0.4%)
	Anheuser-Busch InBev NV	29,350	1,843
	Ageas	93,049	287
*	KBC Groep NV	6,401	279
	Delhaize Group SA	3,824	267
	Groupe Bruxelles Lambert SA	2,954	262
	Belgacom SA	6,095	239

			Market
			Value
		Shares	($000)
	Umicore	4,839	228
	UCB SA	4,930	191
	Solvay SA Class A	1,518	161
	Colruyt SA	2,045	115
*	Dexia SA	21,224	95
	Cie Nationale a Portefeuille	1,168	62
	Mobistar SA	649	43
			4,072
Brazil (2.5%)
	Petroleo Brasileiro SA
	ADR Type A	78,928	2,462
	Itau Unibanco
	Holding SA ADR	84,899	2,085
	Vale SA Class B Pfd. ADR	68,183	1,959
	Petroleo Brasileiro SA ADR	53,222	1,816
	Vale SA Class B ADR	55,758	1,792
	Banco Bradesco SA ADR	70,136	1,459
	Cia de Bebidas
	das Americas ADR	7,976	1,111
	Banco do Brasil SA	40,693	788
	Itausa–Investimentos
	Itau SA Prior Pfd.	96,397	755
	Cia Siderurgica
	Nacional SA ADR	43,878	741
	BM&FBovespa SA	74,750	623
	Petroleo Brasileiro SA
	Prior Pfd.	34,292	522
	BRF–Brasil Foods SA	32,324	467
	Natura Cosmeticos SA	15,900	454
	Petroleo Brasileiro SA	25,246	423
	Banco Santander Brasil SA	28,200	398
	Gerdau SA ADR	26,309	343
	Cia de Concessoes
	Rodoviarias	11,700	317
*	OGX Petroleo e Gas
	Participacoes SA	23,200	303
	Vale SA Prior Pfd.	9,400	264
	PDG Realty SA
	Empreendimentos
	e Participacoes	21,000	260
*	All America Latina
	Logistica SA	24,800	235
	Redecard SA	17,788	230
	Usinas Siderurgicas
	de Minas Gerais SA
	Prior Pfd.	17,800	223
	Cia Brasileira de
	Distribuicao Grupo Pao
	de Acucar Prior Pfd.	5,609	220
	Empresa Brasileira
	de Aeronautica SA ADR	7,481	216
	Bradespar SA Prior Pfd.	7,900	200
	Cia Energetica
	de Minas Gerais ADR	10,615	189
	Ultrapar Participacoes SA
	Prior Pfd.	2,968	180

14

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Souza Cruz SA	3,200	167
	Cielo SA	18,889	163
	Lojas Renner SA	4,100	163
	Tele Norte Leste
	Participacoes SA ADR	10,078	155
	Cia de Bebidas das Americas	1,338	151
	Cyrela Brazil Realty SA
	Empreendimentos
	e Participacoes	10,998	151
*	Hypermarcas SA	9,112	151
	Metalurgica Gerdau SA
	Prior Pfd. Class A	9,500	145
	Weg SA	10,647	139
	Tractebel Energia SA	9,000	136
	Lojas Americanas SA
	Prior Pfd.	12,200	131
	Centrais Eletricas
	Brasileiras SA	9,500	130
	Vale SA	4,100	129
	Centrais Eletricas
	Brasileiras SA Prior Pfd.	7,800	125
*	Fibria Celulose SA	6,400	114
	Vivo Participacoes
	SA Prior Pfd.	3,600	103
	Cia Paranaense de
	Energia Prior Pfd.	4,400	102
	Usinas Siderurgicas de
	Minas Gerais SA	7,000	102
	Braskem SA Prior Pfd.	9,400	96
	Tim Participacoes SA ADR	2,963	96
	TAM SA Prior Pfd.	3,869	94
	Duratex SA	7,800	90
	Cia Energetica de
	Sao Paulo Prior Pfd.	5,385	84
	Suzano Papel e Celulose
	SA Prior Pfd.	8,834	83
	MRV Engenharia e
	Participacoes SA	8,200	80
	Banco do Estado do
	Rio Grande do Sul Prior Pfd.	6,800	74
*	Vale Fertilizantes SA Prior Pfd.	6,292	71
	AES Tiete SA Prior Pfd.	5,100	71
	Klabin SA Prior Pfd.	25,200	70
	JBS SA	17,398	67
	Porto Seguro SA	4,572	67
*	MMX Mineracao
	e Metalicos SA	8,100	65
*	LLX Logistica SA	11,800	65
	Gerdau SA	6,200	61
	Eletropaulo Metropolitana
	Eletricidade de Sao Paulo
	SA Prior Pfd.	3,408	59
	Cia de Saneamento
	Basico do Estado
	de Sao Paulo	2,400	54

			Market
			Value
		Shares	($000)
	Telemar Norte Leste SA
	Prior Pfd.	1,900	54
	Marfrig Alimentos SA	5,900	53
	B2W Cia Global Do Varejo	2,844	52
*	Brasil Telecom SA Prior Pfd.	7,000	51
	Light SA	3,973	50
	Amil Participacoes SA	4,900	50
	Cia de Transmissao de
	Energia Electrica Paulista
	Prior Pfd.	1,573	49
	Cia Energetica de Minas
	Gerais Prior Pfd.	2,750	48
	EDP - Energias do Brasil SA	2,200	48
	Cosan SA Industria
	e Comercio	2,900	46
*	Tim Participacoes SA	11,000	44
	Tele Norte Leste
	Participacoes SA	2,200	44
	CPFL Energia SA	1,800	42
	AES Tiete SA	3,549	41
	M Dias Branco SA	1,600	40
	Multiplan Empreendimentos
	Imobiliarios SA	1,700	40
	Cia Energetica
	de Minas Gerais	2,928	38
	Telecomunicacoes de
	Sao Paulo SA Prior Pfd.	1,300	31
*	Brasil Telecom SA ADR	3,052	28
	Cia de Gas de Sao Paulo
	Prior Pfd.	1,000	21
*	Brasil Telecom SA ADR	800	18
			25,727
Canada (3.6%)
	Royal Bank of Canada	52,448	2,797
	Toronto-Dominion Bank	31,900	2,297
	Bank of Nova Scotia	37,660	2,019
	Suncor Energy Inc.	56,996	1,826
	Barrick Gold Corp.	36,130	1,740
	Potash Corp. of
	Saskatchewan Inc.	10,890	1,575
	Canadian Natural
	Resources Ltd.	39,660	1,444
	Bank of Montreal	20,690	1,222
	Goldcorp Inc.	27,321	1,220
*	Research In Motion Ltd.	20,446	1,163
	Canadian National
	Railway Co.	17,400	1,127
	Canadian Imperial
	Bank of Commerce	14,600	1,120
	Teck Resources Ltd. Class B	21,700	970
	TransCanada Corp.	25,050	925
	Manulife Financial Corp.	63,650	806
	Encana Corp.	27,500	777
	Enbridge Inc.	13,590	752
	Cenovus Energy Inc.	26,974	751
	Kinross Gold Corp.	40,400	727

15

Total World Stock Index Fund

		Market
		Value
	Shares	($000)
Talisman Energy Inc.	38,000	689
Brookfield Asset
Management Inc. Class A	21,500	638
Rogers Communications Inc.
Class B	17,400	634
Sun Life Financial Inc.	22,400	634
Thomson Reuters Corp.	15,201	580
Agrium Inc.	5,851	518
Imperial Oil Ltd.	12,490	480
Agnico-Eagle Mines Ltd.	6,059	470
Cameco Corp.	14,830	459
Nexen Inc.	20,464	435
Canadian Pacific Railway Ltd.	6,384	416
Power Corp. of Canada	14,390	402
National Bank of Canada	5,630	371
Magna International Inc.	3,930	355
Shaw Communications Inc.
Class B	15,220	326
Yamana Gold Inc.	27,400	301
Power Financial Corp.	9,860	297
BCE Inc.	8,700	292
Shoppers Drug Mart Corp.	7,660	291
Fairfax Financial Holdings Ltd.	700	286
Bombardier Inc. Class B	55,300	275
SNC-Lavalin Group Inc.	5,300	271
Great-West Lifeco Inc.	9,900	259
Brookfield Properties Corp.	13,200	228
Husky Energy Inc.	8,560	212
Saputo Inc.	5,300	203
Canadian Utilities Ltd.
Class A	4,200	202
IGM Financial Inc.	4,600	195
* CGI Group Inc. Class A	11,138	171
Loblaw Cos. Ltd.	3,800	162
Canadian Tire Corp. Ltd.
Class A	2,700	158
TransAlta Corp.	7,160	145
George Weston Ltd.	1,700	137
Finning International Inc.	5,800	136
TELUS Corp.	2,100	93
TELUS Corp. Class A	1,700	72
Bombardier Inc. Class A	415	2
		37,053
Chile (0.3%)
Empresas COPEC SA	18,171	342
SACI Falabella	33,705	337
Empresa Nacional de
Electricidad SA ADR	5,655	302
Sociedad Quimica y Minera
de Chile SA ADR	3,995	207
CAP SA	4,003	205
Empresas CMPC SA	3,758	202
Centros Comerciales
Sudamericanos SA	23,501	183
Enersis SA ADR	7,122	162

			Market
			Value
		Shares	($000)
	Banco Santander
	Chile ADR	1,442	134
	Banco de Chile	895,678	128
	Lan Airlines SA	3,727	116
	Colbun SA	265,292	73
	Corpbanca	4,158,795	65
	Banco de Credito
	e Inversiones	1,050	63
	Enersis SA	114,300	52
	AES Gener SA	92,643	51
	Cia Cervecerias Unidas SA	4,054	45
	ENTEL Chile SA	2,800	45
	Embotelladora Andina
	SA Prior Pfd.	7,625	38
	Sociedad Quimica y Minera
	de Chile SA Class B	353	18
	Banco Santander Chile	145,800	13
			2,781
	China (2.7%)
	China Construction
	Bank Corp.	2,477,000	2,368
	China Mobile Ltd.	223,500	2,282
	Industrial & Commercial
	Bank of China	2,283,000	1,844
	CNOOC Ltd.	640,000	1,336
	Bank of China Ltd.	2,068,000	1,242
	China Life
	Insurance Co. Ltd.	278,000	1,222
	PetroChina Co. Ltd.	790,000	972
	Ping An Insurance Group
	Co. of China Ltd.	76,500	827
	Tencent Holdings Ltd.	32,700	752
	China Petroleum &
	Chemical Corp.	621,319	591
	China Shenhua
	Energy Co. Ltd.	125,500	560
	Belle International
	Holdings Ltd.	229,000	415
	China Merchants
	Bank Co. Ltd.	145,131	414
	China Unicom
	Hong Kong Ltd.	264,574	372
	Hengan International
	Group Co. Ltd.	37,000	349
	China Overseas Land &
	Investment Ltd.	160,480	338
	Bank of
	Communications Co. Ltd.	297,144	326
	China Telecom Corp. Ltd.	604,034	315
*	Agricultural Bank of
	China Ltd.	549,500	290
	China Coal Energy Co. Ltd.	154,000	268
	China Citic Bank Corp. Ltd.	321,509	234
	Yanzhou Coal
	Mining Co. Ltd.	76,000	220

16

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Tingyi Cayman Islands
	Holding Corp.	78,000	213
	Want Want China
	Holdings Ltd.	227,000	210
	Dongfeng Motor
	Group Co. Ltd.	90,000	196
	China Yurun Food
	Group Ltd.	50,000	195
*	PICC Property &
	Casualty Co. Ltd.	126,000	186
	Inner Mongolia Yitai
	Coal Co. Class B	25,400	179
	China Resources
	Enterprise Ltd.	42,000	178
^	Byd Co. Ltd.	28,000	171
	Lenovo Group Ltd.	258,000	168
	China Communications
	Construction Co. Ltd.	169,375	162
	China Resources Land Ltd.	78,000	154
*	Air China Ltd.	114,000	154
	China Merchants Holdings
	International Co. Ltd.	42,000	148
	Guangzhou Automobile
	Group Co. Ltd.	93,857	143
*,^	Aluminum Corp. of
	China Ltd.	149,331	142
	China Resources Power
	Holdings Co. Ltd.	73,400	141
	Zijin Mining Group Co. Ltd.	143,534	136
	China Minsheng
	Banking Corp. Ltd.	144,800	135
	China Pacific Insurance
	Group Co. Ltd.	32,400	135
	Jiangxi Copper Co. Ltd.	48,000	134
	Beijing Enterprises
	Holdings Ltd.	19,500	134
*	GOME Electrical Appliances
	Holdings Ltd.	390,720	132
	China Mengniu
	Dairy Co. Ltd.	45,000	129
	Anhui Conch
	Cement Co. Ltd.	30,000	126
	Citic Pacific Ltd.	46,000	123
	China Railway Group Ltd.	146,000	118
	Tsingtao Brewery Co. Ltd.	22,000	118
	Sino-Ocean Land
	Holdings Ltd.	158,500	109
*	China Taiping Insurance
	Holdings Co. Ltd.	29,600	109
	Chaoda Modern Agriculture
	Holdings Ltd.	132,000	108
	Kingboard Chemical
	Holdings Ltd.	22,000	107
	Kunlun Energy Co. Ltd.	84,000	107
*	China COSCO
	Holdings Co. Ltd.	89,500	105

			Market
			Value
		Shares	($000)
	China National Building
	Material Co. Ltd.	42,000	103
*,^	Alibaba.com Ltd.	52,500	103
	China International Marine
	Containers Group Co. Ltd.
	Class B	50,200	102
	Weichai Power Co. Ltd.	7,000	92
	Sinopharm Group Co.	23,200	91
	China Railway
	Construction Corp. Ltd.	72,626	91
	China High Speed
	Transmission Equipment
	Group Co. Ltd.	43,000	88
	Parkson Retail Group Ltd.	48,500	88
	Shanghai Industrial
	Holdings Ltd.	19,000	88
*	GCL Poly Energy
	Holdings Ltd.	271,000	86
	China Oilfield Services Ltd.	52,000	85
	Nine Dragons Paper
	Holdings Ltd.	51,000	82
	Shimao Property
	Holdings Ltd.	49,500	82
	Anta Sports Products Ltd.	38,000	79
	BBMG Corp.	54,500	77
	Li Ning Co. Ltd.	27,000	77
	Poly Hong Kong
	Investments Ltd.	74,000	76
	China Agri-Industries
	Holdings Ltd.	51,000	75
	China Shipping
	Development Co. Ltd.	50,442	74
	Geely Automobile
	Holdings Ltd.	130,000	73
	CSR Corp. Ltd.	72,000	73
	China Everbright Ltd.	28,000	73
	Guangzhou R&F
	Properties Co. Ltd.	50,800	73
	COSCO Pacific Ltd.	46,000	72
	Shanghai Electric
	Group Co. Ltd.	106,000	71
	Yantai Changyu Pioneer
	Wine Co. Class B	5,400	70
	ZTE Corp.	18,510	69
	Zhejiang
	Expressway Co. Ltd.	68,000	69
	Huabao International
	Holdings Ltd.	45,000	68
*	Sinofert Holdings Ltd.	128,000	68
	Lee & Man Paper
	Manufacturing Ltd.	80,000	67
	China Vanke Co. Ltd.
	Class B	46,700	67
	Agile Property Holdings Ltd.	50,000	66
*	China Shipping Container
	Lines Co. Ltd.	161,000	66

17

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Soho China Ltd.	76,000	65
	Fushan International
	Energy Group Ltd.	94,000	63
	Fosun International Ltd.	76,000	62
	Huaneng Power
	International Inc.	106,000	61
*	Metallurgical Corp. of
	China Ltd.	125,000	61
	Angang Steel Co. Ltd.	38,000	60
*	China Southern
	Airlines Co. Ltd.	88,000	60
	Renhe Commercial
	Holdings Co. Ltd.	308,000	59
	Dongfang Electric Corp. Ltd.	12,000	58
	China Dongxiang Group Co.	99,000	55
*	China Longyuan
	Power Group Corp.	53,000	55
	Golden Eagle
	Retail Group Ltd.	20,000	53
	Country Garden
	Holdings Co.	147,000	52
	Zhaojin Mining
	Industry Co. Ltd.	16,500	51
	China National
	Materials Co. Ltd.	57,000	51
*	Semiconductor
	Manufacturing
	International Corp.	580,000	49
*	China Eastern
	Airlines Corp. Ltd.	74,000	47
	Datang International Power
	Generation Co. Ltd.	114,000	46
	Great Wall Motor Co. Ltd.	14,500	46
	Hidili Industry International
	Development Ltd.	42,000	45
	Yuexiu Property Co. Ltd.	187,200	45
	China Molybdenum Co. Ltd.	46,000	44
	Jiangsu Expressway Co. Ltd.	36,000	44
	Shui On Land Ltd.	86,500	43
	China BlueChemical Ltd.	54,000	43
	Lianhua Supermarket
	Holdings Co. Ltd.	10,000	43
	China Foods Ltd.	46,000	38
	KWG Property Holding Ltd.	47,500	38
	China Communications
	Services Corp. Ltd.	64,000	37
	TPV Technology Ltd.	60,000	37
	Shenzhen Investment Ltd.	100,000	36
	Travelsky Technology Ltd.	37,000	36
	Harbin Power
	Equipment Co. Ltd.	26,000	35
	Weifu High-Technology
	Group Co. Ltd. Class B	12,505	35
	Shanghai Lujiazui Finance
	& Trade Zone Development
	Co. Ltd. Class B	21,900	34

			Market
			Value
		Shares	($000)
^	China Zhongwang
	Holdings Ltd.	56,800	34
	New World China Land Ltd.	91,400	34
	Sinopec Shanghai
	Petrochemical Co. Ltd.	74,000	33
	Guangdong Investment Ltd.	66,000	33
	Shenzhen International
	Holdings Ltd.	412,500	32
	Hopewell Highway
	Infrastructure Ltd.	42,500	32
	Jiangling Motors Corp. Ltd.
	Class B	9,600	32
^	Huadian Power
	International Co.	136,000	31
	Franshion Properties
	China Ltd.	96,000	31
*	China Travel
	International Inv HK	128,000	31
	Maanshan Iron & Steel	52,000	30
	Beijing Capital International
	Airport Co. Ltd.	54,000	30
	Weiqiao Textile Co.	35,401	28
*	Shanghai Zhenhua Heavy
	Industries Co. Ltd. Class B	39,050	26
	CSG Holding Co. Ltd.
	Class B	17,680	25
	Hopson Development
	Holdings Ltd.	20,000	22
	Sichuan Expressway Co. Ltd.	32,000	21
*	Double Coin Holdings Ltd.
	Class B	22,200	20
	China Huiyuan
	Juice Group Ltd.	28,000	19
	Foshan Electrical and
	Lighting Co. Ltd. Class B	13,300	17
*	Hainan Airlines Co. Ltd.
	Class B	16,200	17
*	Sinopec Yizheng Chemical
	Fibre Co. Ltd.	42,000	16
	Guangzhou
	Pharmaceutical Co. Ltd.	14,000	15
	Inner Mongolia Eerduosi
	Cashmere Products Co. Ltd.
	Class B	9,100	14
	Shanghai Jinjiang
	International Hotels
	Development Co. Ltd.
	Class B	7,600	13
*	Shenzhen Special Economic
	Zone Real Estate &
	Properties Group Co. Ltd.
	Class B	29,400	13
	Greentown China
	Holdings Ltd.	11,000	13
	Chongqing Changan
	Automobile Co. Ltd.
	Class B	11,700	12

18

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
*	Shanghai Haixin Group Co.
	Class B	25,000	11
*	Shanghai Waigaoqiao
	Free Trade Zone
	Development Co. Ltd.
	Class B	12,200	11
	Anhui Expressway Co.	14,000	11
	China Merchants Property
	Development Co. Ltd.
	Class B	5,200	11
	Shandong Chenming Paper
	Holdings Ltd. Class B	12,300	11
*	Shanghai Chlor-Alkali
	Chemical Co. Ltd. Class B	21,800	11
	Shanghai Friendship Group
	Inc. Ltd. Class B	7,150	10
*	BOE Technology Group Co.
	Ltd. Class B	37,300	10
*	Jinzhou Port Co. Ltd.
	Class B	19,920	10
	Shenzhen Chiwan Wharf
	Holdings Ltd. Class B	5,800	10
*	Citic Resources Holdings Ltd.	38,000	10
	Tianjin Capital Environmental
	Protection Group Co. Ltd.	28,000	10
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	11,110	9
	Shanghai Mechanical and
	Electrical Industry Co. Ltd.
	Class B	8,500	9
	Guangdong Electric Power
	Development Co. Ltd.
	Class B	15,300	9
	Dazhong Transportation
	Group Co. Ltd. Class B	11,800	9
	Bengang Steel Plates Co.
	Class B	15,300	9
	Shanghai Jinjiang International
	Investment Holdings Co.
	Class B	7,900	8
	Guangzhou Shipyard
	International Co. Ltd.	4,000	8
*	Huadian Energy Co. Ltd.
	Class B	22,600	8
	Zhejiang Southeast Electric
	Power Co. Class B	12,800	8
	Shenzhen
	Expressway Co. Ltd.	14,000	8
	Beijing North Star Co. Ltd.	28,000	8
	Guangdong Provincial
	Expressway Development
	Co. Ltd. Class B	14,400	7
*	Global Bio-Chem Technology
	Group Co. Ltd.	44,800	7

			Market
			Value
		Shares	($000)
	Sinotrans Ltd.	25,000	7
	People’s Food Holdings Ltd.	11,000	6
	Guangshen Railway Co. Ltd.	14,000	6
*	Kingboard Chemical
	Holdings Ltd.
	Warrants Exp. 10/31/2012	2,200	1
			27,640
Colombia (0.1%)
	Ecopetrol SA	168,681	405
	BanColombia SA ADR	2,879	194
	Grupo de Inversiones
	Suramericana SA	8,066	180
	Inversiones Argos SA	11,316	135
	BanColombia SA	7,150	115
	Interconexion Electrica SA	11,504	91
	Almacenes Exito SA	6,752	88
	Cementos Argos SA	12,116	84
	Corp Financiera
	Colombiana SA	2,932	54
	Isagen SA ESP	28,143	40
			1,386
Czech Republic (0.1%)
	CEZ AS	7,643	338
	Komercni Banka AS	388	88
	Telefonica O2 Czech
	Republic AS	3,549	78
*	Unipetrol	4,746	54
			558
Denmark (0.5%)
	Novo Nordisk A/S Class B	18,204	1,911
*	Danske Bank A/S	25,200	669
	Carlsberg A/S Class B	4,168	456
	AP Moller–Maersk A/S
	Class B	39	338
*	Vestas Wind Systems A/S	7,900	252
	Novozymes A/S	1,867	249
	AP Moller–Maersk A/S	21	176
	Danisco A/S	1,942	168
	Coloplast A/S Class B	1,314	163
	FLSmidth & Co. A/S	1,919	142
*	William Demant Holding A/S	842	63
	Tryg A/S	1,023	52
	H Lundbeck A/S	1,400	28
	Rockwool International A/S
	Class B	83	9
			4,676
Egypt (0.1%)
	Orascom Construction
	Industries GDR	4,582	213
	Commercial International
	Bank Egypt SAE	20,514	154
*	Orascom Telecom
	Holding SAE GDR	34,836	135
*	Talaat Moustafa Group	53,395	70

19

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Egyptian Financial Group-
	Hermes Holding	13,601	68
	Egyptian Kuwaiti Holding Co.	29,640	49
*	Ezz Steel	14,391	47
	Egyptian Co. for
	Mobile Services	1,403	42
	Telecom Egypt	11,972	37
*	National Societe Generale
	Bank SAE	4,054	28
*	ElSewedy Electric Co.	2,748	26
			869
Finland (0.4%)
	Nokia Oyj	136,780	1,469
	Sampo Oyj	20,201	566
	Fortum Oyj	16,060	455
	UPM-Kymmene Oyj	18,751	312
	Kone Oyj Class B	5,736	307
	Metso Oyj	5,667	269
	Wartsila Oyj	3,772	264
	Stora Enso Oyj	26,134	260
	Nokian Renkaat Oyj	4,813	167
	Kesko Oyj Class B	2,066	103
	Outokumpu Oyj	4,902	88
	Rautaruukki Oyj	4,065	81
	Neste Oil Oyj	4,229	70
	Sanoma Oyj	1,520	34
			4,445
France (4.5%)
	Total SA	81,919	4,459
	Sanofi-Aventis SA	47,726	3,344
	BNP Paribas	38,212	2,795
	GDF Suez	61,093	2,441
	LVMH Moet Hennessy
	Louis Vuitton SA	13,446	2,110
	France Telecom SA	72,536	1,740
	Societe Generale	27,015	1,620
	AXA SA	83,615	1,525
	Danone	23,678	1,501
	Schneider Electric SA	9,954	1,414
	Carrefour SA	25,766	1,395
	ArcelorMittal	41,997	1,359
	Air Liquide SA	10,351	1,340
	L’Oreal SA	11,025	1,295
	Vivendi SA	45,169	1,291
	Vinci SA	17,893	959
	Cie de St-Gobain	19,508	917
	Pernod-Ricard SA	9,468	842
	Unibail-Rodamco SE	3,401	710
	Hermes International	3,117	662
	PPR	3,606	593
	Credit Agricole SA	35,315	579
	Alstom SA	10,870	549
	Veolia Environnement	18,346	540
	Cie Generale d’Optique
	Essilor International SA	7,842	524

			Market
			Value
		Shares	($000)
*	Renault SA	8,367	467
	Vallourec SA	4,374	455
	Bouygues SA	10,089	446
	Lafarge SA	7,735	442
	EDF SA	8,996	413
	Christian Dior SA	2,702	391
	Cie Generale des
	Etablissements Michelin
	Class B	4,580	366
	Technip SA	4,340	366
	SES SA	14,086	362
	Accor SA	8,607	353
	Cap Gemini SA	6,197	316
*	European Aeronautic
	Defence and Space Co. NV	11,704	308
*	Alcatel-Lucent	84,730	298
*	Peugeot SA	7,426	297
	Suez Environnement Co.	14,598	286
	Sodexo	4,201	273
	Legrand SA	7,072	273
	Publicis Groupe SA	5,134	256
	Safran SA	7,675	243
	STMicroelectronics NV	24,981	219
	Lagardere SCA	4,450	190
*	Natixis	30,102	185
*	Edenred	8,367	175
	Societe BIC SA	1,907	169
	SCOR SE	6,405	157
	Dassault Systemes SA	2,008	154
	Fonciere Des Regions	1,306	149
	Klepierre	3,684	143
	Casino Guichard Perrachon SA	1,498	141
	Bureau Veritas SA	1,896	140
	Eiffage SA	2,744	136
*	Cie Generale de
	Geophysique-Veritas	5,280	123
	Eramet	355	123
	CNP Assurances	6,072	121
	Eutelsat Communications	2,965	112
	Thales SA	2,699	110
*	Atos Origin SA	2,281	106
*	Air France-KLM	5,631	103
	Eurazeo	1,211	92
	Gecina SA	744	90
	Societe Television Francaise 1	5,471	90
	Aeroports de Paris	1,007	86
	Imerys SA	1,412	84
	ICADE	725	80
	Wendel	992	77
*	JCDecaux SA	2,471	73
	BioMerieux	692	67
	PagesJaunes Groupe	5,585	62
*	Rexel SA	2,791	53
*	Euler Hermes SA	460	43
	Bollore	178	40
	Iliad SA	247	28

20

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Ciments Francais SA	275	25
	EDF Energies Nouvelles SA	531	23
	Ipsen SA	383	14
			46,898
Germany (3.3%)
	Siemens AG	33,618	3,836
*	Daimler AG	38,948	2,565
	BASF SE	33,832	2,460
	E.ON AG	73,313	2,295
	Bayer AG	30,434	2,270
	Allianz SE	16,545	2,072
	Deutsche Bank AG	34,350	1,979
	SAP AG	33,804	1,761
	Deutsche Telekom AG	119,576	1,732
	Muenchener
	Rueckversicherungs AG	6,935	1,084
	RWE AG	14,535	1,042
	Volkswagen AG Prior Pfd.	6,284	942
	Bayerische Motoren
	Werke AG	10,966	786
	Linde AG	4,595	661
	Deutsche Post AG	32,989	615
	MAN SE	5,238	575
	ThyssenKrupp AG	14,459	532
	Deutsche Boerse AG	7,439	523
	Fresenius Medical
	Care AG & Co. KGaA	8,015	510
	K&S AG	7,219	502
	Adidas AG	7,464	486
	Metro AG	5,994	420
	Henkel AG & Co.
	KGaA Prior Pfd.	6,397	377
	HeidelbergCement AG	6,535	341
*	Infineon Technologies AG	42,771	337
*	Commerzbank AG	32,897	296
	Fresenius SE Prior Pfd.	2,947	264
	Henkel AG & Co. KGaA	4,749	235
	Beiersdorf AG	3,359	219
	Lanxess AG	2,917	203
	Merck KGaA	2,357	196
*	Continental AG	2,150	187
	GEA Group AG	7,055	185
	Hochtief AG	2,044	177
	Volkswagen AG	1,336	175
*	Deutsche Lufthansa AG	8,024	172
*	QIAGEN NV	8,463	160
	Porsche Automobil
	Holding SE Prior Pfd.	3,078	158
	Hannover
	Rueckversicherung AG	2,259	114
	Wacker Chemie AG	531	110
	Fresenius SE	1,224	108
	Salzgitter AG	1,452	104
*	Deutsche Postbank AG	2,968	103
*	TUI AG	8,737	102

			Market
			Value
		Shares	($000)
	Fraport AG Frankfurt Airport
	Services Worldwide	1,283	81
	Celesio AG	2,981	71
	Puma AG Rudolf Dassler Sport	178	59
	SMA Solar Technology AG	373	44
	Generali Deutschland
	Holding AG	298	39
	Hamburger Hafen und
	Logistik AG	830	36
	Suedzucker AG	1,351	32
*	Q-Cells SE	104	1
			34,334
Greece (0.1%)
	National Bank of
	Greece SA ADR	167,534	379
	OPAP SA	8,261	155
	Hellenic Telecommunications
	Organization SA ADR	34,948	140
	Coca Cola Hellenic
	Bottling Co. SA	4,864	126
*	Alpha Bank AE	17,266	114
*	EFG Eurobank Ergasias SA	12,766	79
	Public Power Corp. SA	4,703	79
	Hellenic Petroleum SA	5,771	46
			1,118

Hong Kong (1.4%)
	Sun Hung Kai Properties Ltd.	72,000	1,239
	Hutchison Whampoa Ltd.	119,000	1,175
	Cheung Kong Holdings Ltd.	65,000	993
*	AIA Group Ltd.	331,000	984
	Hong Kong Exchanges and
	Clearing Ltd.	39,700	876
	Li & Fung Ltd.	106,000	561
	CLP Holdings Ltd.	66,000	537
	Swire Pacific Ltd. Class A	34,500	491
	BOC Hong Kong
	Holdings Ltd.	155,000	487
	Hong Kong & China
	Gas Co. Ltd.	200,800	485
	Hang Seng Bank Ltd.	29,200	428
	Hongkong Land
	Holdings Ltd.	61,000	421
	Jardine Matheson
	Holdings Ltd.	9,200	415
	Hang Lung Properties Ltd.	79,000	387
	Hongkong Electric
	Holdings Ltd.	55,500	353
	Wharf Holdings Ltd.	51,000	336
	Bank of East Asia Ltd.	75,072	322
	Henderson Land
	Development Co. Ltd.	39,000	278
	Esprit Holdings Ltd.	49,831	269
	New World
	Development Ltd.	135,000	268
	Hang Lung Group Ltd.	37,937	252

21

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Link REIT	80,000	247
	MTR Corp.	60,000	229
	Jardine Strategic
	Holdings Ltd.	7,500	196
	Sino Land Co. Ltd.	91,527	192
*	Sands China Ltd.	84,800	185
	Cathay Pacific Airways Ltd.	60,000	162
	Kerry Properties Ltd.	25,000	139
	Shangri-La Asia Ltd.	55,556	125
	Yue Yuen Industrial
	Holdings Ltd.	30,000	108
	Wheelock & Co. Ltd.	29,000	102
	Hysan Development Co. Ltd.	26,000	101
	First Pacific Co. Ltd.	102,400	95
	Hopewell Holdings Ltd.	30,000	94
	Wing Hang Bank Ltd.	7,000	82
	Orient Overseas
	International Ltd.	9,000	79
	Cheung Kong Infrastructure
	Holdings Ltd.	16,000	67
	ASM Pacific Technology Ltd.	7,300	66
	NWS Holdings Ltd.	27,000	64
	PCCW Ltd.	165,000	63
	Industrial & Commercial
	Bank of China Asia Ltd.	17,000	63
*	Mongolia Energy Co. Ltd.	156,000	60
	Television Broadcasts Ltd.	11,000	59
*	Foxconn International
	Holdings Ltd.	79,000	58
	Guoco Group Ltd.	4,000	49
	Hong Kong Aircraft
	Engineering Co. Ltd.	2,800	47
	Lifestyle International
	Holdings Ltd.	19,500	45
*	Galaxy Entertainment
	Group Ltd.	42,000	40
	Hongkong &
	Shanghai Hotels	22,500	40
	Cafe de Coral Holdings Ltd.	14,000	39
	Chinese Estates
	Holdings Ltd.	19,500	33
	Great Eagle Holdings Ltd.	11,000	33
	Techtronic Industries Co.	32,000	32
	Johnson Electric
	Holdings Ltd.	60,000	32
	Dah Sing Financial
	Holdings Ltd.	4,400	31
*	Melco International
	Development Ltd.	50,000	28
	Texwinca Holdings Ltd.	26,000	28
	C C Land Holdings Ltd.	61,000	24
	Shun Tak Holdings Ltd.	34,000	22
	Dah Sing Banking Group Ltd.	6,800	12
	Hutchison
	Telecommunications
	Hong Kong Holdings Ltd.	27,000	8
	Hutchison Harbour Ring Ltd.	34,000	4

			Market
			Value
		Shares	($000)
*	Henderson Land
	Development Co. Ltd.
	Warrants Exp. 06/01/2011	7,000	3
	Public Financial Holdings Ltd.	4,000	3
	Fubon Bank Hong Kong Ltd.	4,000	2
	Kowloon
	Development Co. Ltd.	1,000	1
			14,749
Hungary (0.1%)
*	MOL Hungarian
	Oil and Gas plc	2,960	315
*,^	OTP Bank plc	9,916	294
	Richter Gedeon Nyrt.	504	120
	Magyar Telekom
	Telecommunications plc	17,328	50
			779
India (1.5%)
1	Reliance
	Industries Ltd. GDR	30,397	1,514
	Infosys Technologies
	Ltd. ADR	22,004	1,484
	ITC Ltd.	203,930	787
	Larsen & Toubro Ltd.	16,201	741
	Housing Development
	Finance Corp.	37,728	585
	ICICI Bank Ltd. ADR	9,855	518
	HDFC Bank Ltd. ADR	2,995	518
	Bharti Airtel Ltd.	53,392	393
	Axis Bank Ltd.	11,180	371
	Oil & Natural Gas Corp. Ltd.	10,625	312
	Bharat Heavy Electricals Ltd.	5,118	282
	Bajaj Auto Ltd.	7,984	272
	NTPC Ltd.	59,094	260
	Tata Consultancy
	Services Ltd.	10,766	256
	Hindalco Industries Ltd.	53,380	254
	Tata Steel Ltd.	19,097	254
	State Bank of India GDR	1,637	226
	Hindustan Unilever Ltd.	32,397	216
	Jindal Steel & Power Ltd.	13,643	215
	Cipla Ltd.	22,750	181
	Infrastructure Development
	Finance Co. Ltd.	37,144	168
	Sterlite Industries India Ltd.	42,619	163
	Jaiprakash Associates Ltd.	59,965	163
	GAIL India Ltd.	14,684	163
*	Essar Oil Ltd.	46,803	155
	DLF Ltd.	19,457	154
	Punjab National Bank Ltd.	5,016	146
	Tata Motors Ltd.	5,564	146
	JSW Steel Ltd.	4,652	141
	Unitech Ltd.	70,580	138
	Adani Enterprises Ltd.	7,501	119
	Mahindra & Mahindra Ltd.	7,152	118
	Lupin Ltd.	11,840	117
	Sesa Goa Ltd.	15,895	115

22

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Dr Reddy’s Laboratories Ltd.	3,066	115
	Sun Pharmaceutical
	Industries Ltd.	2,324	110
	Grasim Industries Ltd.	2,188	110
	Kotak Mahindra Bank Ltd.	10,448	109
	Hero Honda Motors Ltd.	2,541	107
	Reliance
	Communications Ltd.	26,022	106
	Tata Power Co. Ltd.	3,306	104
	Ultratech Cement Ltd.	4,115	102
*	Cairn India Ltd.	13,752	99
	Siemens India Ltd.	5,364	99
	Maruti Suzuki India Ltd.	2,758	96
	Steel Authority of India Ltd.	21,511	94
	Wipro Ltd. ADR	6,483	93
	Reliance Infrastructure Ltd.	3,745	88
	Wipro Ltd.	8,986	85
	United Spirits Ltd.	2,514	85
	NMDC Ltd.	13,454	84
	Nestle India Ltd.	1,005	79
	State Bank of India	1,105	79
	Hindustan
	Petroleum Corp. Ltd.	6,992	77
	Reliance Capital Ltd.	4,116	76
*	Idea Cellular Ltd.	49,411	75
	Indian Oil Corp. Ltd.	7,740	73
	Crompton Greaves Ltd.	9,544	68
	Bank of Baroda	2,961	68
	Union Bank of India	7,723	66
	Canara Bank	4,018	65
	Reliance Industries Ltd.	2,564	63
*	Reliance Power Ltd.	17,448	62
	Bharat Forge Ltd.	7,216	61
*	Housing Development &
	Infrastructure Ltd.	10,114	57
	Oriental Bank of Commerce	5,026	57
	NHPC Ltd.	77,106	54
	Bajaj Holdings and
	Investment Ltd.	2,743	54
	HCL Technologies Ltd.	5,856	53
*	Ranbaxy Laboratories Ltd.	3,987	52
	Bharat Petroleum Corp. Ltd.	3,151	52
	Piramal Healthcare Ltd.	4,744	51
	Aditya Birla Nuvo Ltd.	2,744	51
	Rural Electrification Corp. Ltd.	6,020	50
	Bank of India	4,536	50
	Tata Chemicals Ltd.	5,612	49
*	GMR Infrastructure Ltd.	40,149	48
	Ambuja Cements Ltd.	14,479	46
	Mphasis Ltd.	3,320	46
	Mundra Port and Special
	Economic Zone Ltd.	13,075	45
	Colgate-Palmolive India Ltd.	2,243	44
	Dabur India Ltd.	19,658	44
	Power Finance Corp. Ltd.	5,389	44

			Market
			Value
		Shares	($000)
	Indiabulls Financial
	Services Ltd.	8,744	44
	Torrent Power Ltd.	6,625	44
	Zee Entertainment
	Enterprises Ltd.	6,758	42
	ACC Ltd.	1,743	39
	National Aluminium Co. Ltd.	3,887	35
	Oil India Ltd.	1,071	35
*	Adani Power Ltd.	11,943	35
	Power Grid Corp. of
	India Ltd.	15,224	34
	Bharat Electronics Ltd.	915	34
	Great Eastern
	Shipping Co. Ltd.	4,651	33
	Divi’s Laboratories Ltd.	2,113	33
	Glenmark
	Pharmaceuticals Ltd.	4,289	33
*	Suzlon Energy Ltd.	24,455	30
*	Reliance Natural
	Resources Ltd.	32,234	28
	Ashok Leyland Ltd.	14,952	26
*	Oracle Financial
	Sevices Software Ltd.	506	25
*	Satyam Computer
	Services Ltd. ADR	6,743	24
*	Jet Airways India Ltd.	1,168	21
	Corp Bank	1,243	21
*	Tata Communications Ltd.	3,012	21
*	Lanco Infratech Ltd.	14,460	21
	Hindustan Zinc Ltd.	678	19
	Punj Lloyd Ltd.	6,563	17
	Castrol India Ltd.	1,484	16
	Sun TV Network Ltd.	1,307	15
	Tech Mahindra Ltd.	885	15
	Aban Offshore Ltd.	801	14
	Godrej Industries Ltd.	2,902	14
	IDBI Bank Ltd.	3,367	14
	Shipping Corp. of India Ltd.	2,795	11
	Mangalore Refinery &
	Petrochemicals Ltd.	5,750	11
	Financial Technologies
	India Ltd.	470	10
*	Tata Teleservices
	Maharashtra Ltd.	10,939	6
*	Mahanagar Telephone Nigam	2,962	4
	ABB Ltd.	51	1
			16,015
Indonesia (0.3%)
	Astra International Tbk PT	112,003	717
	Telekomunikasi
	Indonesia Tbk PT	363,008	369
	Bank Central Asia Tbk PT	467,228	367
	Bank Rakyat Indonesia
	Persero Tbk PT	226,689	290
	United Tractors Tbk PT	89,500	223
	Bumi Resources Tbk PT	736,500	184

23

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Perusahaan Gas Negara PT	327,000	149
	Semen Gresik
	Persero Tbk PT	107,000	118
	Bank Mandiri Tbk PT	147,500	116
	Unilever Indonesia Tbk PT	57,500	113
	Gudang Garam Tbk PT	21,000	112
	Adaro Energy Tbk PT	448,500	106
	Indocement Tunggal
	Prakarsa Tbk PT	40,000	82
	Tambang Batubara Bukit
	Asam Tbk PT	36,000	79
	Indofood Sukses
	Makmur Tbk PT	135,500	79
	Bank Negara Indonesia
	Persero Tbk PT	159,000	70
	Indo Tambangraya
	Megah PT	12,000	61
	Bank Danamon
	Indonesia Tbk PT	67,495	51
	Astra Agro Lestari Tbk PT	17,000	48
	Aneka Tambang Tbk PT	147,500	42
	International Nickel
	Indonesia Tbk PT	77,000	41
	Indosat Tbk PT	52,500	35
			3,452
Ireland (0.1%)
	CRH plc	25,366	438
	Kerry Group plc Class A	5,070	187
*	Elan Corp. plc	23,632	131
	Ryanair Holdings plc	20,014	115
*	Governor & Co. of the
	Bank of Ireland	138,455	104
	Ryanair Holdings plc ADR	1,145	37
*	Anglo Irish Bank Corp. Ltd.	14,385	4
			1,016
Israel (0.3%)
	Teva Pharmaceutical
	Industries Ltd.	33,111	1,717
*	Check Point Software
	Technologies Ltd.	8,300	355
	Israel Chemicals Ltd.	18,864	288
	Bezeq Israeli
	Telecommunication
	Corp. Ltd.	67,721	178
*	Bank Hapoalim BM	33,833	153
*	Bank Leumi Le-Israel BM	19,230	89
*	Israel Corp. Ltd.	76	82
	Partner
	Communications Co. Ltd.	3,295	67
*	Israel Discount Bank Ltd.
	Class A	30,251	61
*	NICE Systems Ltd.	1,817	60
	Elbit Systems Ltd.	985	52
	Cellcom Israel Ltd.
	(Registered)	1,472	50
	Mizrahi Tefahot Bank Ltd.	4,660	44

			Market
			Value
		Shares	($000)
	Delek Group Ltd.	129	36
	Osem Investments Ltd.	2,167	34
*	Delek Drilling - LP	7,474	33
	Makhteshim-Agan
	Industries Ltd.	5,400	27
*	Clal Insurance Enterprise
	Holdings Ltd.	900	24
	Clal Industries and
	Investments Ltd.	2,300	17
	Discount Investment Corp.	600	14
	Property & Building Corp.	137	13
	Gazit-Globe Ltd.	1,058	13
	Delek Automotive
	Systems Ltd.	1,000	12
*	Hot Telecommunication
	System Ltd.	900	12
*	Menorah Mivtachim
	Holdings Ltd.	865	12
	Harel Insurance Investments
	& Financial Services Ltd.	200	11
	Oil Refineries Ltd.	19,025	11
	IDB Holding Corp. Ltd.	302	11
	Migdal Insurance & Financial
	Holding Ltd.	5,000	10
	Koor Industries Ltd.	400	10
	First International Bank Of
	Israel Ltd.	708	10
*	Elbit Imaging Ltd.	579	8
	Paz Oil Co. Ltd.	50	8
	Strauss Group Ltd.	500	8
	Ormat Industries	762	6
*	Africa Israel Investments Ltd.	720	5
	Shufersal Ltd.	680	4
			3,545
Italy (1.3%)
	ENI SPA	102,223	2,302
	UniCredit SPA	711,918	1,856
	Enel SPA	259,283	1,481
	Assicurazioni Generali SPA	55,989	1,227
	Intesa Sanpaolo SPA
	(Registered)	327,253	1,151
	Telecom Italia SPA
	(Registered)	488,923	750
	Fiat SPA	30,821	522
	Saipem SPA	11,264	500
	Atlantia SPA	15,471	354
	Tenaris SA ADR	8,484	352
	Snam Rete Gas SPA	60,861	330
	Terna Rete Elettrica
	Nazionale SPA	55,260	255
	Telecom Italia SPA (Bearer)	198,803	244
	Unione di Banche I
	taliane SCPA	22,568	238
*	Mediobanca SPA	22,004	228
	Mediaset SPA	30,736	227
	Finmeccanica SPA	14,822	207

24

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Parmalat SPA	60,990	168
	Luxottica Group SPA	4,950	146
	Banco Popolare SC	26,736	144
*	Banca Monte dei Paschi
	di Siena SPA	99,044	139
	Pirelli & C SPA	12,867	110
^	Mediolanum SPA	20,160	95
	A2A SPA	56,489	92
	Exor SPA	3,073	79
*	Autogrill SPA	5,595	75
	Banca Carige SPA	29,835	72
	Bulgari SPA	6,651	71
	Banca Popolare
	di Milano Scarl	14,967	70
	Italcementi SPA RSP	8,902	43
	Unipol Gruppo Finanziario
	SPA Prior Pfd.	53,503	32
	Unipol Gruppo
	Finanziario SPA	39,488	31
	Lottomatica SPA	1,383	23
	Edison SPA	18,221	23
	Buzzi Unicem SPA	1,855	21
*	Saras SPA	8,757	19
	Exor SPA Prior Pfd.	942	19
	Italcementi SPA	2,037	17
			13,713
Japan (7.8%)
	Toyota Motor Corp.	95,100	3,368
	Mitsubishi UFJ Financial
	Group Inc.	521,851	2,422
	Canon Inc.	48,900	2,251
	Honda Motor Co. Ltd.	50,300	1,813
	Sumitomo Mitsui
	Financial Group Inc.	52,348	1,562
	Panasonic Corp.	89,800	1,309
	Sony Corp.	36,700	1,240
	Mitsubishi Corp.	46,900	1,127
	Mizuho Financial
	Group Inc.	768,667	1,115
	NTT DoCoMo Inc.	649	1,094
	Tokyo Electric
	Power Co. Inc.	43,500	1,039
	Takeda
	Pharmaceutical Co. Ltd.	22,000	1,031
	Nintendo Co. Ltd.	3,800	981
	Fanuc Ltd.	6,700	970
	Softbank Corp.	29,600	951
	Komatsu Ltd.	37,000	904
	Nippon Telegraph &
	Telephone Corp.	19,800	893
	Mitsui & Co. Ltd.	51,500	810
	Nissan Motor Co. Ltd.	84,000	738
	Kyocera Corp.	7,100	708
	East Japan Railway Co.	11,200	692
	Nomura Holdings Inc.	134,200	690
	KDDI Corp.	127	685

			Market
			Value
		Shares	($000)
	Mitsubishi Estate Co. Ltd.	39,000	683
	Kansai Electric
	Power Co. Inc.	26,900	681
	Shin-Etsu Chemical Co. Ltd.	12,900	652
	Tokio Marine Holdings Inc.	22,600	635
	Mitsui Fudosan Co. Ltd.	33,000	624
	Nippon Steel Corp.	192,000	603
	Toshiba Corp.	119,000	596
	Japan Tobacco Inc.	191	593
	Hitachi Ltd.	127,000	574
	MS&AD Insurance
	Group Holdings	23,891	572
	Seven & I Holdings Co. Ltd.	24,500	569
	Mitsubishi Electric Corp.	59,000	553
	Astellas Pharma Inc.	14,200	528
	JFE Holdings Inc.	16,900	527
	Chubu Electric
	Power Co. Inc.	20,300	513
	Denso Corp.	16,200	504
	Kao Corp.	19,700	501
	Inpex Corp.	95	495
	FUJIFILM Holdings Corp.	14,300	477
	Murata
	Manufacturing Co. Ltd.	8,300	466
	Central Japan Railway Co.	61	461
	Mitsubishi Heavy
	Industries Ltd.	124,870	454
	Sumitomo Corp.	35,400	448
	Daiichi Sankyo Co. Ltd.	21,000	445
	Dai-ichi Life
	Insurance Co. Ltd.	363	440
	Bridgestone Corp.	23,500	421
	JX Holdings Inc.	69,507	410
*	NKSJ Holdings Inc.	58,900	404
	ITOCHU Corp.	46,000	403
	Fujitsu Ltd.	57,634	393
	Suzuki Motor Corp.	15,581	380
	Sumitomo Realty &
	Development Co. Ltd.	17,316	377
	ORIX Corp.	4,121	375
	Nidec Corp.	3,800	375
	Hoya Corp.	15,500	362
	Keyence Corp.	1,460	362
	Kirin Holdings Co. Ltd.	26,000	356
	Sumitomo Metal
	Mining Co. Ltd.	22,000	350
	Tokyo Gas Co. Ltd.	71,000	334
	Sumitomo Metal
	Industries Ltd.	138,000	320
	Kyushu Electric
	Power Co. Inc.	13,400	317
	Marubeni Corp.	48,628	305
	Tohoku Electric
	Power Co. Inc.	13,400	301
	Asahi Glass Co. Ltd.	31,000	297
	SMC Corp.	1,900	290

25

Total World Stock Index Fund

		Market
		Value
	Shares	($000)
Daikin Industries Ltd.	8,279	288
Sharp Corp.	29,000	286
Ricoh Co. Ltd.	20,000	280
Terumo Corp.	5,500	279
Secom Co. Ltd.	6,100	278
NEC Corp.	99,000	275
Yamada Denki Co. Ltd.	4,160	270
Sumitomo Electric
Industries Ltd.	21,200	270
Rohm Co. Ltd.	4,300	268
Toray Industries Inc.	46,000	267
Tokyo Electron Ltd.	4,700	265
Eisai Co. Ltd.	7,700	265
Fast Retailing Co. Ltd.	2,000	262
Asahi Breweries Ltd.	12,600	254
Daiwa Securities Group Inc.	62,000	253
Aeon Co. Ltd.	20,700	244
Yakult Honsha Co. Ltd.	8,100	237
Sumitomo Trust &
Banking Co. Ltd.	43,000	235
Isuzu Motors Ltd.	60,000	230
Asahi Kasei Corp.	39,000	229
Dai Nippon Printing Co. Ltd.	18,000	227
Daito Trust
Construction Co. Ltd.	3,700	224
Electric Power
Development Co. Ltd.	7,500	222
Shiseido Co. Ltd.	10,600	221
Hankyu Hanshin
Holdings Inc.	46,000	221
Mitsui OSK Lines Ltd.	34,397	220
Mitsubishi Chemical
Holdings Corp.	42,484	219
Kubota Corp.	24,000	213
Osaka Gas Co. Ltd.	56,000	211
Yahoo Japan Corp.	604	211
Sumitomo
Chemical Co. Ltd.	46,492	203
Nikon Corp.	10,400	196
TDK Corp.	3,400	194
Chugoku Electric
Power Co. Inc.	9,600	193
Kuraray Co. Ltd.	13,500	193
West Japan Railway Co.	52	193
Nippon Yusen KK	46,000	193
Omron Corp.	8,300	192
Olympus Corp.	7,000	183
Shikoku Electric
Power Co. Inc.	6,200	183
Kobe Steel Ltd.	81,000	178
T&D Holdings Inc.	8,700	178
Bank of Yokohama Ltd.	36,000	177
Odakyu Electric
Railway Co. Ltd.	19,000	175
Daiwa House
Industry Co. Ltd.	16,000	172

			Market
			Value
		Shares	($000)
	Ajinomoto Co. Inc.	18,000	172
*	Mitsubishi Motors Corp.	143,000	170
	Sekisui House Ltd.	18,000	169
	Taisho
	Pharmaceutical Co. Ltd.	8,000	168
	Nitto Denko Corp.	4,500	168
	Nippon Electric
	Glass Co. Ltd.	13,000	167
	Nomura Research
	Institute Ltd.	8,800	166
	Shizuoka Bank Ltd.	19,000	163
	Aisin Seiki Co. Ltd.	5,100	160
	JS Group Corp.	8,100	159
	Shionogi & Co. Ltd.	9,100	159
	Chuo Mitsui Trust
	Holdings Inc.	43,000	155
	Oriental Land Co. Ltd.	1,600	155
	Yamato Holdings Co. Ltd.	12,200	154
	Tokyu Corp.	33,000	148
	Toppan Printing Co. Ltd.	18,000	145
	Chiba Bank Ltd.	23,000	142
^	Kintetsu Corp.	44,000	139
	Hokuriku Electric Power Co.	5,700	138
	Fuji Heavy Industries Ltd.	20,000	138
	Unicharm Corp.	3,600	138
	JTEKT Corp.	13,700	137
	NGK Insulators Ltd.	9,000	136
	Konica Minolta Holdings Inc.	14,000	135
	Chugai Pharmaceutical
	Co. Ltd.	7,700	135
	Benesse Holdings Inc.	2,800	134
	JGC Corp.	7,000	134
^	Resona Holdings Inc.	16,800	134
*	Yamaha Motor Co. Ltd.	8,700	133
	Keikyu Corp.	14,000	132
	Ono Pharmaceutical Co. Ltd.	3,100	132
	OJI Paper Co. Ltd.	28,000	129
	Ibiden Co. Ltd.	5,200	128
	Toyota Industries Corp.	4,500	127
	Makita Corp.	3,600	126
	Shimano Inc.	2,500	125
	Tobu Railway Co. Ltd.	22,000	124
	Brother Industries Ltd.	9,600	123
	NTT Data Corp.	39	120
	Nissin Foods
	Holdings Co. Ltd.	3,300	120
	Mazda Motor Corp.	47,000	119
	Keio Corp.	17,000	119
	Kawasaki Heavy
	Industries Ltd.	43,000	119
	Lawson Inc.	2,600	118
	Hokkaido Electric
	Power Co. Inc.	5,600	118
*	Mitsubishi Materials Corp.	37,340	117
	Fukuoka Financial Group Inc.	30,000	116
	JSR Corp.	6,600	114

26

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Dentsu Inc.	4,800	113
	Isetan Mitsukoshi
	Holdings Ltd.	10,200	113
	Nippon Express Co. Ltd.	28,000	111
*	All Nippon Airways Co. Ltd.	29,000	110
	Sony Financial Holdings Inc.	31	108
	NSK Ltd.	14,000	106
	Trend Micro Inc.	3,600	102
	Dena Co. Ltd.	3,900	101
	Hirose Electric Co. Ltd.	1,000	101
	Toho Gas Co. Ltd.	19,000	100
	Advantest Corp.	5,200	99
	Mitsubishi Tanabe
	Pharma Corp.	6,000	98
	TonenGeneral Sekiyu KK	11,000	98
	Toyo Seikan Kaisha Ltd.	5,700	97
	Teijin Ltd.	26,000	96
	Joyo Bank Ltd.	22,000	96
	Japan Steel Works Ltd.	10,000	95
	Sekisui Chemical Co. Ltd.	15,000	95
	SBI Holdings Inc.	772	94
	MEIJI Holdings Co. Ltd.	2,017	93
	THK Co. Ltd.	4,800	92
	Panasonic Electric
	Works Co. Ltd.	7,000	92
	Rinnai Corp.	1,500	91
	Sumitomo Heavy
	Industries Ltd.	16,000	91
	Credit Saison Co. Ltd.	6,400	91
	Sankyo Co. Ltd.	1,700	91
	Bank of Kyoto Ltd.	10,000	89
	Stanley Electric Co. Ltd.	5,300	89
	FamilyMart Co. Ltd.	2,500	89
	Kyowa Hakko Kirin Co. Ltd.	9,000	88
	Taiyo Nippon Sanso Corp.	11,000	88
	Kurita Water Industries Ltd.	3,400	88
	Keihan Electric
	Railway Co. Ltd.	20,000	88
	Nitori Holdings Co. Ltd.	1,000	88
	Sojitz Corp.	47,448	87
	Obayashi Corp.	21,000	86
	Mitsumi Electric Co. Ltd.	5,000	85
	Seiko Epson Corp.	5,200	83
	Daihatsu Motor Co. Ltd.	6,000	81
	Nisshin Seifun Group Inc.	6,500	80
	Mitsubishi Gas
	Chemical Co. Inc.	13,000	80
	NOK Corp.	4,500	80
	Sega Sammy Holdings Inc.	4,900	80
	Santen Pharmaceutical
	Co. Ltd.	2,300	79
	Denki Kagaku Kogyo KK	18,000	79
	Hisamitsu
	Pharmaceutical Co. Inc.	1,900	78
	Hamamatsu Photonics KK	2,400	78
	Aeon Mall Co. Ltd.	3,300	77

			Market
			Value
		Shares	($000)
	Shimizu Corp.	20,000	77
	Minebea Co. Ltd.	14,000	77
	Nippon Paper Group Inc.	3,000	76
	Mitsui Chemicals Inc.	26,000	76
	Toyota Tsusho Corp.	4,900	76
	Toho Co. Ltd.	4,900	76
	Cosmo Oil Co. Ltd.	28,000	75
	Kansai Paint Co. Ltd.	8,000	75
	Iyo Bank Ltd.	10,000	74
	IHI Corp.	39,000	74
	Nippon Paint Co. Ltd.	10,000	74
	Kawasaki Kisen Kaisha Ltd.	19,000	74
	MediPal Holdings Corp.	6,300	73
	Keisei Electric
	Railway Co. Ltd.	11,000	73
^	GS Yuasa Corp.	11,000	73
	Konami Corp.	4,100	72
	Hachijuni Bank Ltd.	14,000	72
	J Front Retailing Co. Ltd.	14,000	72
	USS Co. Ltd.	920	71
	Air Water Inc.	6,000	70
	Nippon Meat Packers Inc.	6,000	70
	Chugoku Bank Ltd.	6,000	70
	NGK Spark Plug Co. Ltd.	5,000	70
	Showa Denko KK	38,000	69
	Daicel Chemical
	Industries Ltd.	10,000	69
	Nissan Chemical
	Industries Ltd.	6,000	69
	Tokyu Land Corp.	15,000	68
*	Sanyo Electric Co. Ltd.	42,000	68
	Hitachi Metals Ltd.	6,000	68
	Kagome Co. Ltd.	3,600	68
	Takashimaya Co. Ltd.	9,000	68
	Shimamura Co. Ltd.	700	67
	Furukawa Electric Co. Ltd.	18,000	67
	Dowa Holdings Co. Ltd.	11,000	67
	Hitachi Chemical Co. Ltd.	3,600	67
	Hokuhoku Financial
	Group Inc.	36,000	67
	TOTO Ltd.	10,000	66
	Daido Steel Co. Ltd.	13,000	66
	Nagoya Railroad Co. Ltd.	24,000	66
	Amada Co. Ltd.	10,000	66
	Kajima Corp.	28,000	66
	Hiroshima Bank Ltd.	16,000	65
	Gunma Bank Ltd.	13,000	65
	Ushio Inc.	3,900	65
	Kikkoman Corp.	6,000	65
	Asics Corp.	6,000	65
	Miraca Holdings Inc.	1,800	65
	Tsumura & Co.	2,100	65
	Toyo Suisan Kaisha Ltd.	3,000	64
	Taiyo Yuden Co. Ltd.	5,000	64
	Mitsui Mining &
	Smelting Co. Ltd.	21,000	64

27

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Hitachi Construction
	Machinery Co. Ltd.	3,000	64
	Ube Industries Ltd.	26,000	64
	Marui Group Co. Ltd.	8,100	64
	Yamaguchi Financial
	Group Inc.	7,000	63
	NTN Corp.	14,000	63
	Suruga Bank Ltd.	7,000	63
*	Mizuho Trust &
	Banking Co. Ltd.	70,000	63
	Yaskawa Electric Corp.	8,000	62
	Yamaha Corp.	5,100	62
	Taisei Corp.	29,000	62
	Sumitomo Rubber
	Industries Ltd.	5,700	61
	Kewpie Corp.	4,800	61
	Casio Computer Co. Ltd.	8,700	61
	Yamazaki Baking Co. Ltd.	5,000	61
	Fujikura Ltd.	13,000	61
	Mitsubishi Logistics Corp.	5,000	60
	Tokuyama Corp.	11,000	60
	Kinden Corp.	7,000	60
	Shimadzu Corp.	8,000	60
	Nishi-Nippon
	Railroad Co. Ltd.	14,000	60
	Namco Bandai Holdings Inc.	6,500	60
	Idemitsu Kosan Co. Ltd.	700	59
	Yamatake Corp.	2,400	58
	Mabuchi Motor Co. Ltd.	1,100	58
	Chiyoda Corp.	7,000	58
	Toyota Boshoku Corp.	3,400	58
	Nanto Bank Ltd.	11,000	58
	Rengo Co. Ltd.	9,000	57
	Nishi-Nippon City Bank Ltd.	21,000	57
	Yokogawa Electric Corp.	8,700	57
	Mitsubishi UFJ Lease &
	Finance Co. Ltd.	1,710	57
	Citizen Holdings Co. Ltd.	9,900	57
	Nomura Real Estate
	Holdings Inc.	3,700	57
	Suzuken Co. Ltd.	1,800	57
	77 Bank Ltd.	12,000	57
	Nippon Sheet Glass Co. Ltd.	25,742	57
*	Ebara Corp.	13,000	56
*	Sumco Corp.	3,600	56
	Maruichi Steel Tube Ltd.	2,800	55
	Kamigumi Co. Ltd.	7,000	55
	Alfresa Holdings Corp.	1,300	55
	Oracle Corp. Japan	1,200	54
	Mitsui Engineering &
	Shipbuilding Co. Ltd.	24,000	54
	Tosoh Corp.	20,000	54
	Nabtesco Corp.	3,000	53
	Ito En Ltd.	3,300	53
*,^	Elpida Memory Inc.	5,100	52
	Don Quijote Co. Ltd.	1,900	52

			Market
			Value
		Shares	($000)
	Toyoda Gosei Co. Ltd.	2,400	52
	Higo Bank Ltd.	11,000	51
	Hakuhodo DY Holdings Inc.	1,020	51
	NHK Spring Co. Ltd.	6,000	51
	Glory Ltd.	2,300	51
	Nisshinbo Holdings Inc.	5,000	51
	Zeon Corp.	6,000	50
	Kaneka Corp.	8,000	49
	Takata Corp.	2,000	49
	Seino Holdings Corp.	8,000	49
	Yamato Kogyo Co. Ltd.	1,900	49
	Tokyo Steel
	Manufacturing Co. Ltd.	4,800	48
	Shiga Bank Ltd.	9,000	47
	Circle K Sunkus Co. Ltd.	3,300	47
	Japan Petroleum
	Exploration Co.	1,200	46
*	Dainippon Screen
	Manufacturing Co. Ltd.	8,000	46
*	Haseko Corp.	53,000	45
	Nisshin Steel Co. Ltd.	25,000	45
	Mizuho Securities Co. Ltd.	21,000	45
	Sotetsu Holdings Inc.	14,000	44
	Tokyo Tatemono Co. Ltd.	11,000	44
	Wacoal Holdings Corp.	3,000	44
	Mochida
	Pharmaceutical Co. Ltd.	4,000	43
	Sapporo Holdings Ltd.	11,000	43
	Lion Corp.	8,000	43
	Alps Electric Co. Ltd.	4,800	43
	Senshu Ikeda Holdings Inc.	32,000	43
*,^	Shinsei Bank Ltd.	53,000	42
	Kokuyo Co. Ltd.	5,400	41
	Yokohama Rubber Co. Ltd.	8,000	40
	COMSYS Holdings Corp.	4,500	40
	Tokyo Style Co. Ltd.	5,000	40
	Dainippon Sumitomo
	Pharma Co. Ltd.	4,400	40
	Nissha Printing Co. Ltd.	1,800	40
	Fukuyama
	Transporting Co. Ltd.	7,998	40
	Koito Manufacturing Co. Ltd.	3,000	39
	Nippon Kayaku Co. Ltd.	4,000	39
	Park24 Co. Ltd.	4,000	39
	Lintec Corp.	1,700	38
	Fuji Electric
	Holdings Co. Ltd.	16,000	38
*	Gree Inc.	3,000	38
	Nippon Shokubai Co. Ltd.	4,000	38
	Onward Holdings Co. Ltd.	5,000	37
	Rohto Pharmaceutical Co. Ltd.	3,000	37
	Shimachu Co. Ltd.	1,800	37
	Ezaki Glico Co. Ltd.	3,000	37
	Aozora Bank Ltd.	22,000	37
	MISUMI Group Inc.	1,700	36
	Toho Titanium Co. Ltd.	1,400	36

28

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Hyakujushi Bank Ltd.	10,000	36
	Tokai Carbon Co. Ltd.	6,000	35
	DIC Corp.	19,000	35
	Tokai Rika Co. Ltd.	2,100	35
	Nagase & Co. Ltd.	3,000	35
	Sapporo Hokuyo
	Holdings Inc.	8,500	35
	UNY Co. Ltd.	4,200	35
	Sawai Pharmaceutical Co. Ltd.	400	35
	Disco Corp.	600	35
	Hino Motors Ltd.	8,000	35
	Sysmex Corp.	500	34
	Awa Bank Ltd.	5,000	34
	ABC-Mart Inc.	1,000	34
	Autobacs Seven Co. Ltd.	900	34
	Hyakugo Bank Ltd.	8,000	34
	Aeon Credit Service Co. Ltd.	2,900	33
	Pacific Metals Co. Ltd.	4,000	33
	Obic Co. Ltd.	180	33
	H2O Retailing Corp.	5,000	33
	OSAKA Titanium
	Technologies Co.	700	33
	Kobayashi
	Pharmaceutical Co. Ltd.	700	33
	Sumitomo Bakelite Co. Ltd.	6,000	33
	Sohgo Security
	Services Co. Ltd.	3,100	32
	Ulvac Inc.	1,600	32
	Hokkoku Bank Ltd.	8,000	32
	Coca-Cola West Co. Ltd.	2,100	32
	Otsuka Corp.	500	32
	Heiwa Corp.	2,500	31
	Kose Corp.	1,300	31
	Kansai Urban Banking Corp.	20,000	31
	Itochu Techno-Solutions Corp.	900	31
	Nichirei Corp.	7,000	30
	Nippon Television
	Network Corp.	230	30
*	OKUMA Corp.	5,000	30
	Sumitomo Forestry Co. Ltd.	4,000	30
	NTT Urban
	Development Corp.	32	29
	Mori Seiki Co. Ltd.	3,000	29
	Hitachi Capital Corp.	2,200	29
	Sumitomo Osaka
	Cement Co. Ltd.	15,000	29
	Shima Seiki
	Manufacturing Ltd.	1,500	29
	Takara Holdings Inc.	5,000	28
	Tokyo Broadcasting System
	Holdings Inc.	2,300	28
	Toyobo Co. Ltd.	17,000	28
	Aoyama Trading Co. Ltd.	1,700	28
	San-In Godo Bank Ltd.	4,000	28
	Asatsu-DK Inc.	1,200	28
	Hitachi High-
	Technologies Corp.	1,400	27

			Market
			Value
		Shares	($000)
	Keiyo Bank Ltd.	6,000	27
	Toda Corp.	8,000	27
	House Foods Corp.	1,800	27
	Fuji Media Holdings Inc.	20	26
	Izumi Co. Ltd.	2,000	26
	Hitachi Transport System Ltd.	1,700	26
	Musashino Bank Ltd.	900	26
	Square Enix Holdings Co. Ltd.	1,200	25
	Ryohin Keikaku Co. Ltd.	700	25
	Showa Shell Sekiyu KK	2,900	24
	Juroku Bank Ltd.	8,000	24
	Kagoshima Bank Ltd.	4,000	24
	Canon Marketing Japan Inc.	1,900	24
	Komeri Co. Ltd.	1,100	23
	Matsumotokiyoshi
	Holdings Co. Ltd.	1,200	23
	Ogaki Kyoritsu Bank Ltd.	8,000	22
	Capcom Co. Ltd.	1,400	22
	Daishi Bank Ltd.	7,000	22
	Acom Co. Ltd.	1,830	21
	Nipro Corp.	1,000	20
	Kissei Pharmaceutical
	Co. Ltd.	1,000	20
	Matsui Securities Co. Ltd.	3,500	20
	Jafco Co. Ltd.	900	19
*	Taiheiyo Cement Corp.	17,000	18
	Monex Group Inc.	77	18
	IT Holdings Corp.	1,600	18
	Shinko Electric
	Industries Co. Ltd.	1,800	18
	Promise Co. Ltd.	3,500	15
	Sundrug Co. Ltd.	400	11
	Toshiba TEC Corp.	2,000	8
	Sumitomo Real Estate
	Sales Co. Ltd.	170	8
	Culture Convenience
	Club Co. Ltd.	1,700	8
	NS Solutions Corp.	400	7
	Point Inc.	170	7
	Nidec Sankyo Corp.	1,000	7
	Tokai Rubber Industries Ltd.	600	7
	Funai Electric Co. Ltd.	200	6
	PanaHome Corp.	1,000	6
	Kandenko Co. Ltd.	1,000	6
	Hikari Tsushin Inc.	300	6
*	Mizuho Investors
	Securities Co. Ltd.	6,000	6
	Hitachi Koki Co. Ltd.	600	5
	Hitachi Cable Ltd.	2,000	5
	Toyota Auto Body Co. Ltd.	300	5
	TV Asahi Corp.	3	4
	Toppan Forms Co. Ltd.	400	4
	SKY Perfect JSAT
	Holdings Inc.	10	3
	Okasan Securities Group Inc.	1,000	3
	kabu.com Securities Co. Ltd.	800	3
			81,161

29

Total World Stock Index Fund

		Market
		Value
	Shares	($000)
Luxembourg (0.0%)
Millicom International
Cellular SA	3,989	377
RTL Group SA	795	72
		449
Malaysia (0.5%)
Malayan Banking Bhd.	186,015	539
CIMB Group Holdings Bhd.	197,042	526
Public Bank Bhd. (Foreign)	126,711	520
Sime Darby Bhd.	158,300	450
IOI Corp. Bhd.	180,940	339
* Axiata Group Bhd.	232,566	336
Genting Bhd.	96,600	325
DiGi.Com Bhd.	21,900	179
MISC Bhd.	61,200	173
AMMB Holdings Bhd.	84,700	172
Genting Malaysia Bhd.	119,900	135
Maxis Bhd.	76,600	130
Tenaga Nasional Bhd.	43,000	122
PPB Group Bhd.	19,600	121
Kuala Lumpur Kepong Bhd.	18,300	117
PLUS Expressways Bhd.	71,500	101
IJM Corp. Bhd.	54,960	100
YTL Power
International Bhd.	110,437	83
YTL Corp. Bhd.	31,388	80
Gamuda Bhd.	63,300	77
Petronas Gas Bhd.	18,900	68
British American Tobacco
Malaysia Bhd.	4,200	63
Telekom Malaysia Bhd.	49,500	54
UMW Holdings Bhd.	24,600	54
RHB Capital Bhd.	20,300	52
SP Setia Bhd.	31,400	52
Hong Leong Bank Bhd.	17,200	51
Berjaya Sports Toto Bhd.	34,800	47
Lafarge Malayan
Cement Bhd.	17,900	46
Alliance Financial Group Bhd.	39,200	41
MMC Corp. Bhd.	41,100	41
Petronas Dagangan Bhd.	11,400	40
Parkson Holdings Bhd.	18,786	36
Proton Holdings Bhd.	9,400	15
* EON Capital Bhd.	5,400	12
Public Bank Bhd. (Local)	1,614	7
		5,304
Mexico (0.7%)
America Movil SAB de CV	792,041	2,271
Grupo Mexico SAB de CV
Class B	305,055	1,003
Wal-Mart de Mexico
SAB de CV	261,700	716
Grupo Televisa SA	101,300	455
Fomento Economico
Mexicano SAB de CV	80,246	442

			Market
			Value
		Shares	($000)
*	Cemex SAB de CV ADR	39,555	347
	Grupo Financiero
	Banorte SAB de CV	76,314	325
	Telefonos de Mexico
	SAB de CV	364,354	282
	Industrias Penoles
	SAB de CV	5,890	167
	Grupo Financiero
	Inbursa SA	34,300	148
	Grupo Carso SAB de CV	24,700	142
	Grupo Modelo SAB de CV	24,200	135
	Grupo Elektra SA de CV	2,745	103
	Grupo Bimbo SAB de CV
	Class A	12,500	96
	Kimberly-Clark de Mexico
	SAB de CV Class A	15,100	95
	Alfa SAB de CV Class A	10,900	90
	Mexichem SAB de CV	23,615	75
	Grupo Aeroportuario del
	Pacifico SAB de CV Class B	18,500	69
*	Impulsora del Desarrollo y
	El Empleo en America
	Latina SAB de CV	32,200	42
	Organizacion Soriana SAB
	de CV Class B	13,000	40
*	Urbi Desarrollos Urbanos
	SAB de CV	15,000	32
*	Carso Infraestructura y
	Construccion SAB de CV	9,700	7
			7,082
Morocco (0.0%)
	Maroc Telecom	6,027	112
	Douja Promotion Groupe
	Addoha SA	4,418	59
			171
Netherlands (1.0%)
	Unilever NV	57,014	1,693
*	ING Groep NV	142,616	1,526
	Koninklijke Philips
	Electronics NV	35,802	1,092
	Koninklijke KPN NV	56,917	951
	Koninklijke Ahold NV	44,880	620
	Heineken NV	10,404	528
	Akzo Nobel NV	8,592	510
	ASML Holding NV	15,053	499
*	Aegon NV	69,730	442
	TNT NV	14,015	373
	Reed Elsevier NV	28,203	368
	Koninklijke DSM NV	6,362	340
	Corio NV	3,319	244
	Wolters Kluwer NV	10,695	244
*	Randstad Holding NV	4,724	225
	Fugro NV	2,762	196
	Heineken Holding NV	3,960	171
	SBM Offshore NV	6,079	124

30

Total World Stock Index Fund

		Market
		Value
	Shares	($000)
Koninklijke Boskalis
Westminster NV	2,714	110
Koninklijke Vopak NV	1,832	92
		10,348
New Zealand (0.1%)
Fletcher Building Ltd.	22,984	144
Telecom Corp. of
New Zealand Ltd.	70,656	110
Sky City Entertainment
Group Ltd.	26,543	61
Auckland International
Airport Ltd.	35,852	58
Fisher & Paykel
Healthcare Corp. Ltd.	21,665	54
Contact Energy Ltd.	9,078	41
Sky Network Television Ltd.	8,760	36
Kiwi Income Property Trust	41,436	33
Air New Zealand Ltd.	8,903	9
Vector Ltd.	4,251	8
Warehouse Group Ltd.	2,427	7
		561
Norway (0.4%)
Statoil ASA	46,075	1,006
DnB NOR ASA	43,089	592
Telenor ASA	29,069	469
Yara International ASA	8,050	425
Orkla ASA	40,250	390
Seadrill Ltd.	12,400	376
Norsk Hydro ASA	45,774	281
* Storebrand ASA	20,000	146
Aker Solutions ASA	7,070	108
* Renewable Energy
Corp. ASA	19,813	69
		3,862
Peru (0.1%)
Cia de Minas
Buenaventura SA ADR	8,319	441
Southern Copper Corp.	9,431	404
Credicorp Ltd.	2,059	258
Volcan Cia Minera SAA
Class B	48,494	57
		1,160
Philippines (0.1%)
SM Investments Corp.	8,714	111
Philippine Long Distance
Telephone Co.	1,450	90
Ayala Land Inc.	208,100	81
Manila Electric Co.	15,000	77
Bank of the
Philippine Islands	43,938	60
Ayala Corp.	6,000	56
Banco de Oro Unibank Inc.	37,000	53
Metropolitan Bank & Trust	27,500	50
Jollibee Foods Corp.	20,000	41

			Market
			Value
		Shares	($000)
	SM Prime Holdings Inc.	134,000	37
	Globe Telecom Inc.	1,000	21
			677
Poland (0.2%)
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	26,001	410
	Bank Pekao SA	3,977	259
	KGHM Polska Miedz SA	5,381	242
	Powszechny Zaklad
	Ubezpieczen SA	1,500	199
*	Polski Koncern
	Naftowy Orlen	10,655	150
	Telekomunikacja Polska SA	22,396	143
	Polska Grupa
	Energetyczna SA	10,202	78
	Polskie Gornictwo Naftowe
	i Gazownictwo SA	46,234	60
*	Getin Holding SA	12,268	46
*	BRE Bank SA	453	46
	Bank Zachodni WBK SA	596	44
	Bank Handlowy w
	Warszawie SA	1,389	44
*	ING Bank Slaski SA	133	40
	TVN SA	6,300	40
*	Globe Trade Centre SA	4,314	35
			1,836
Portugal (0.2%)
	Portugal Telecom SGPS SA	36,846	532
	EDP–Energias
	de Portugal SA	99,618	381
	Galp Energia SGPS SA
	Class B	8,429	163
	Jeronimo Martins SGPS SA	8,083	121
	Banco Comercial
	Portugues SA	127,546	116
	Brisa Auto-Estradas
	de Portugal SA	14,365	109
	Banco Espirito Santo SA	11,232	56
	Banco BPI SA	20,861	46
*	EDP Renovaveis SA	5,968	35
	Cimpor Cimentos
	de Portugal SGPS SA	4,605	32
			1,591
Russia (1.0%)
	Lukoil OAO ADR	23,754	1,325
	Surgutneftegas OJSC ADR	129,291	1,266
	Gazprom OAO ADR	48,276	1,057
	Sberbank of Russia	302,798	994
	Gazprom OAO	149,807	801
	MMC Norilsk Nickel ADR	31,858	593
	Rosneft Oil Co. GDR	85,125	592
	NovaTek OAO	51,859	418
*	Federal Grid Co. Unified
	Energy System JSC	32,443,105	390

31

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Tatneft ADR	9,988	315
	Mobile Telesystems OJSC	34,297	275
	VTB Bank OJSC GDR	32,898	218
	Novolipetsk Steel OJSC	58,869	204
	Gazprom Neft JSC	49,861	195
*	Federal
	Hydrogenerating Co.	3,685,100	189
	Uralkali	30,430	151
	Polyus Gold OJSC	2,640	132
*	IDGC Holding JSC	560,785	97
*	Severstal OAO	6,977	92
	Sistema JSFC	101,482	89
	Lukoil OAO	1,420	80
*	Polymetal JSC	4,298	69
*	Inter Rao Ues OAO	38,841,200	58
*	OGK-4 OJSC	646,100	54
*	Raspadskaya	8,000	46
*	TMK OAO	8,946	44
*	Mosenergo OAO	410,351	44
*	OGK-3 OJSC	666,100	35
	Magnitogorsk Iron &
	Steel Works	33,131	32
*	TGK-1 OAO	41,408,000	29
	Rosneft Oil Co.	3,288	23
	Rostelecom OJSC	3,672	16
	Wimm-Bill-Dann
	Foods OJSC ADR	620	16
	Aeroflot–Russian
	Airlines OJSC	5,336	13
*	PIK Group	2,527	9
			9,961
Singapore (0.7%)
	Singapore
	Telecommunications Ltd.	285,000	683
	DBS Group Holdings Ltd.	62,000	668
	Oversea-Chinese
	Banking Corp. Ltd.	89,000	622
	United Overseas Bank Ltd.	42,000	606
	Wilmar International Ltd.	97,972	487
*	Genting Singapore plc	217,000	365
	Keppel Corp. Ltd.	45,012	348
	CapitaLand Ltd.	111,500	336
	Singapore Airlines Ltd.	23,000	282
	Singapore Exchange Ltd.	40,311	275
	Fraser and Neave Ltd.	53,925	261
	City Developments Ltd.	25,000	247
	Noble Group Ltd.	162,272	234
	Golden Agri-Resources Ltd.	391,831	198
	Singapore Press
	Holdings Ltd.	60,000	193
	Jardine Cycle & Carriage Ltd.	5,000	152
	Olam International Ltd.	56,000	136
	CapitaMall Trust	84,600	130
	Singapore Technologies
	Engineering Ltd.	49,000	126
	SembCorp Industries Ltd.	32,231	114

			Market
			Value
		Shares	($000)
	Ascendas Real Estate
	Investment Trust	66,000	105
	SembCorp Marine Ltd.	29,389	105
	Yangzijiang Shipbuilding
	Holdings Ltd.	69,036	100
	Venture Corp. Ltd.	13,000	91
	CapitaCommercial Trust	75,810	88
	ComfortDelGro Corp. Ltd.	75,000	86
	Keppel Land Ltd.	23,600	81
	UOL Group Ltd.	22,000	77
*,^	Neptune Orient Lines Ltd.	36,500	61
	Singapore Post Ltd.	63,625	58
	Cosco Corp. Singapore Ltd.	32,000	46
	StarHub Ltd.	21,000	43
	SMRT Corp. Ltd.	27,000	43
	Singapore Land Ltd.	7,000	38
	SIA Engineering Co. Ltd.	11,000	37
	Wing Tai Holdings Ltd.	27,000	37
	Yanlord Land Group Ltd.	26,000	35
	M1 Ltd.	18,771	32
	Haw Par Corp. Ltd.	5,328	25
	Allgreen Properties Ltd.	16,000	15
	Hotel Properties Ltd.	6,000	13
^	Guocoland Ltd.	6,000	11
	STATS ChipPAC Ltd.	15,000	11
	Wheelock Properties
	Singapore Ltd.	7,000	10
*	Golden Agri-Resources Ltd.
	Warrants Exp. 07/23/2012	18,588	2
			7,713
South Africa (1.2%)
	MTN Group Ltd.	67,861	1,221
	Sasol Ltd.	23,060	1,038
	Standard Bank Group Ltd.	57,347	844
	Naspers Ltd.	15,429	809
	Impala Platinum
	Holdings Ltd.	23,389	660
	AngloGold Ashanti Ltd.	13,370	627
	FirstRand Ltd.	171,825	504
	Gold Fields Ltd.	28,991	455
*	Anglo Platinum Ltd.	4,002	395
	Bidvest Group Ltd.	15,487	330
	Sanlam Ltd.	86,821	325
	Shoprite Holdings Ltd.	21,470	304
	Remgro Ltd.	19,222	298
	ABSA Group Ltd.	13,057	253
	Kumba Iron Ore Ltd.	4,209	239
	Steinhoff International
	Holdings Ltd.	73,356	230
	Harmony Gold
	Mining Co. Ltd.	17,445	200
	Aspen Pharmacare
	Holdings Ltd.	13,124	175
	RMB Holdings Ltd.	33,433	172
	Nedbank Group Ltd.	8,480	158
	Truworths International Ltd.	15,950	157

32

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Vodacom Group Ltd.	15,717	151
	African Bank
	Investments Ltd.	28,029	144
	Massmart Holdings Ltd.	7,053	144
	Tiger Brands Ltd.	4,994	134
	Growthpoint Properties Ltd.	49,859	123
	Imperial Holdings Ltd.	7,439	122
	Aveng Ltd.	18,597	117
	Woolworths Holdings Ltd.	29,006	114
	ArcelorMittal South
	Africa Ltd.	9,538	109
	Murray & Roberts
	Holdings Ltd.	16,269	101
	Foschini Group Ltd.	8,042	97
	Netcare Ltd.	43,269	90
*	Sappi Ltd.	17,305	86
	Investec Ltd.	10,112	83
	Pretoria Portland
	Cement Co. Ltd.	16,828	80
	African Rainbow
	Minerals Ltd.	3,123	79
	Spar Group Ltd.	4,900	67
	Mr Price Group Ltd.	7,108	65
	Clicks Group Ltd.	9,646	63
	Pick n Pay Stores Ltd.	9,221	61
	Nampak Ltd.	19,300	54
	Liberty Holdings Ltd.	4,885	52
	Reunert Ltd.	5,500	50
	Barloworld Ltd.	6,580	49
	Discovery Holdings Ltd.	8,542	48
	Adcock Ingram Holdings Ltd.	4,808	45
	AVI Ltd.	11,213	45
	Metropolitan Holdings Ltd.	18,085	44
	Medi-Clinic Corp. Ltd.	11,175	43
	Exxaro Resources Ltd.	2,225	42
	Aeci Ltd.	3,756	42
	Lewis Group Ltd.	3,986	41
	Tongaat Hulett Ltd.	2,852	40
	Mondi Ltd.	4,735	39
	Wilson Bayly
	Holmes-Ovcon Ltd.	2,031	39
	Sun International Ltd.	2,760	39
	Fountainhead Property Trust	37,574	37
	Grindrod Ltd.	13,901	34
	Northam Platinum Ltd.	4,708	32
	Illovo Sugar Ltd.	8,512	32
*	Mvelaphanda Resources Ltd.	4,749	31
	Telkom SA Ltd.	5,420	28
	JD Group Ltd.	3,307	23
	JSE Ltd.	1,262	14
	Santam Ltd.	589	10
	Pick’n Pay Holdings Ltd.	3,111	8
	Allied Technologies Ltd.	878	8
	African Oxygen Ltd.	1,948	6

			Market
			Value
		Shares	($000)
*	Evraz Highveld Steel and
	Vanadium Ltd.	153	2
	Group Five Ltd.	300	2
			12,403
South Korea (2.0%)
1	Samsung Electronics Co.
	Ltd. GDR	9,459	3,157
	POSCO ADR	13,087	1,360
	Hyundai Motor Co.	5,891	892
	Shinhan Financial
	Group Co. Ltd. ADR	9,965	775
	KB Financial Group Inc. ADR	15,183	682
	Hyundai Heavy
	Industries Co. Ltd.	2,085	680
	Hyundai Mobis	2,662	663
	LG Chem Ltd.	1,808	559
	Samsung Electronics Co. Ltd.	719	477
	Kia Motors Corp.	10,580	423
	SK Energy Co. Ltd.	2,484	334
	LG Electronics Inc.	3,756	331
	LG Display Co. Ltd.	9,310	319
	Samsung C&T Corp.	5,436	319
*	Hynix Semiconductor Inc.	15,390	317
*	NHN Corp.	1,689	299
	SK Telecom Co. Ltd. ADR	16,110	297
	Samsung Fire & Marine
	Insurance Co. Ltd.	1,663	285
	Shinsegae Co. Ltd.	507	257
	OCI Co. Ltd.	835	246
	Samsung Engineering
	Co. Ltd.	1,518	243
	Samsung Heavy
	Industries Co. Ltd.	8,540	240
*	Korea Electric Power Corp.	8,880	234
	LG Corp.	3,193	228
	Samsung Electro-
	Mechanics Co. Ltd.	2,075	228
	Hyundai Engineering &
	Construction Co. Ltd.	3,127	210
*	Samsung Life
	Insurance Co. Ltd.	2,276	204
	S-Oil Corp.	3,220	199
	SK Holdings Co. Ltd.	1,792	187
	KT Corp. ADR	8,960	185
	Samsung Techwin Co. Ltd.	1,951	182
	Woori Finance
	Holdings Co. Ltd.	13,810	174
	Samsung SDI Co. Ltd.	1,250	172
	Hana Financial Group Inc.	5,970	170
	KT&G Corp.	2,679	165
	Hyundai Steel Co.	1,615	157
	Cheil Industries Inc.	1,860	156
	Amorepacific Corp.	167	154
	Samsung Securities Co. Ltd.	2,615	150
	Honam Petrochemical Corp.	673	149

33

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Kangwon Land Inc.	6,110	144
	LG Household &
	Health Care Ltd.	412	138
	Lotte Shopping Co. Ltd.	314	129
	Korea Zinc Co. Ltd.	496	125
	Hyosung Corp.	1,107	123
	GS Engineering &
	Construction Corp.	1,360	116
	NCSoft Corp.	519	114
	Doosan Corp.	822	111
	Hankook Tire Co. Ltd.	4,230	110
	Doosan Heavy Industries and
	Construction Co. Ltd.	1,328	105
	LS Corp.	1,025	104
	Daelim Industrial Co. Ltd.	1,243	101
	GS Holdings	1,890	99
	Daewoo Securities Co. Ltd.	4,540	99
	Korea Exchange Bank	8,210	98
	Hanwha Corp.	2,380	90
	Woongjin Coway Co. Ltd.	2,450	89
	Busan Bank	7,060	88
*	Korean Air Lines Co. Ltd.	1,371	87
	Hyundai Merchant
	Marine Co. Ltd.	2,440	86
	Hyundai Mipo Dockyard	512	86
	Hyundai Securities Co.	6,470	85
	Dongbu Insurance Co. Ltd.	2,370	84
	Hyundai Department
	Store Co. Ltd.	721	80
	Daewoo Shipbuilding &
	Marine Engineering Co. Ltd.	3,000	80
	Hanwha Chem Corp.	2,900	79
	Daewoo International Corp.	2,399	75
	Industrial Bank of Korea	5,190	75
	Woori Investment &
	Securities Co. Ltd.	4,160	74
	CJ CheilJedang Corp.	378	73
	STX Offshore &
	Shipbuilding Co. Ltd.	2,900	70
	Daegu Bank Ltd.	5,310	70
	Hyundai Development Co.	2,450	69
*	STX Corp. Co. Ltd.	2,204	68
	Samsung Card Co.	1,413	68
	Korea Investment
	Holdings Co. Ltd.	2,010	63
	KCC Corp.	180	60
*	Doosan Infracore Co. Ltd.	2,330	58
	Yuhan Corp.	400	57
	LG Uplus Corp.	8,730	57
	S1 Corp.	1,020	56
	Hanjin Heavy Industries &
	Construction Co. Ltd.	1,420	54
	SKC Co. Ltd.	1,560	53
	Glovis Co. Ltd.	355	50

			Market
			Value
		Shares	($000)
*	Hanjin Shipping Co. Ltd.	1,802	50
*	Daum Communications Corp.	630	44
	Pacific Corp.	277	43
	CJ Corp.	601	42
	Samsung Fine
	Chemicals Co. Ltd.	700	42
	STX Pan Ocean Co. Ltd.	3,610	38
	Cheil Worldwide Inc.	3,175	34
	Lotte Confectionery Co. Ltd.	31	34
	Hite Brewery Co. Ltd.	298	33
	SK Networks Co. Ltd.	3,440	33
	Daishin Securities Co. Ltd.	2,300	31
	Dongkuk Steel Mill Co. Ltd.	1,250	29
	Lotte Chilsung
	Beverage Co. Ltd.	42	29
	Korea Gas Corp.	700	29
	Nong Shim Co. Ltd.	150	28
	Daewoo Engineering &
	Construction Co. Ltd.	2,880	27
	Mirae Asset
	Securities Co. Ltd.	511	27
	Halla Climate Control Corp.	1,040	19
	Hyundai Hysco	910	18
	Lotte Midopa Co. Ltd.	1,020	13
*	Korea Express Co. Ltd.	198	12
	LG Hausys Ltd.	125	10
	Daishin Securities Co. Ltd.
	Prior Pfd.	950	9
*	Hanjin Shipping
	Holdings Co. Ltd.	305	4
	Sindoh Co. Ltd.	48	2
			20,939
Spain (1.7%)
	Telefonica SA	168,878	4,564
	Banco Santander SA	298,689	3,834
	Banco Bilbao Vizcaya
	Argentaria SA	137,290	1,809
	Iberdrola SA	195,530	1,652
	Repsol YPF SA	45,031	1,249
	Inditex SA	9,007	752
^	ACS Actividades de
	Construccion y
	Servicios SA	8,767	460
^	Banco de Sabadell SA	54,302	264
	Abertis Infraestructuras SA	13,296	263
	Banco Popular Espanol SA	38,733	251
	Gas Natural SDG SA	16,064	235
	Ferrovial SA	19,285	220
	Criteria Caixacorp SA	34,109	193
	Acerinox SA	11,626	191
	Enagas	5,769	127
	Indra Sistemas SA	6,330	124
	Grifols SA	6,865	111
	Mapfre SA	31,014	103

34

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Red Electrica Corp. SA	2,040	103
	Iberdrola Renovables SA	27,219	92
	Zardoya Otis SA	5,187	86
	Endesa SA	2,969	82
	Bankinter SA	11,325	76
	Acciona SA	819	72
*	Gamesa Corp.
	Tecnologica SA	9,722	68
	Corp Financiera Alba	1,198	63
	Fomento de Construcciones
	y Contratas SA	1,728	47
^	Banco de Valencia SA	8,063	45
	Gestevision Telecinco SA	2,496	32
	Banco Espanol de Credito SA	1,960	20
	Banco Santander SA ADR	420	5
			17,193
Sweden (1.3%)
	Nordea Bank AB	147,831	1,628
	Telefonaktiebolaget LM
	Ericsson Class B	110,728	1,218
*	Volvo AB Class B	56,100	760
	Hennes & Mauritz AB
	Class B	21,024	740
	Svenska Handelsbanken AB
	Class A	22,228	727
	TeliaSonera AB	80,968	676
	Sandvik AB	44,670	673
	Skandinaviska Enskilda
	Banken AB Class A	76,096	590
	Atlas Copco AB Class A	21,794	455
	SKF AB	14,999	388
	Tele2 AB	16,331	359
*	Volvo AB Class A	26,700	353
*	Swedbank AB Class A	24,969	349
	Svenska Cellulosa AB
	Class B	22,103	343
	Scania AB Class B	15,337	326
	Assa Abloy AB Class B	12,667	325
	Investor AB Class B	15,661	321
	Atlas Copco AB Class B	13,974	267
	Skanska AB Class B	13,803	264
	Electrolux AB Class B	10,365	251
	Swedish Match AB	8,637	242
	Boliden AB	13,135	223
	Alfa Laval AB	11,711	203
	Getinge AB	7,969	169
	Kinnevik Investment AB
	Class B	7,661	158
	SSAB AB Class A	11,100	156
	Ratos AB	4,283	153
	Modern Times Group AB
	Class B	2,124	153
	Industrivarden AB Class A	9,417	143
	Securitas AB Class B	11,812	129
	Husqvarna AB	16,855	119

			Market
			Value
		Shares	($000)
	Industrivarden AB	6,303	93
	Holmen AB	2,364	75
	SSAB AB Class B	2,200	27
			13,056
Switzerland (3.0%)
	Nestle SA	127,435	6,980
	Novartis AG	83,199	4,821
	Roche Holding AG	25,777	3,785
*	UBS AG	139,877	2,376
	ABB Ltd.	84,898	1,759
	Credit Suisse Group AG	41,703	1,726
	Zurich Financial Services AG	5,431	1,329
	Cie Financiere Richemont SA	19,668	981
	Syngenta AG	3,530	977
	Swiss Reinsurance Co. Ltd.	13,921	669
	Holcim Ltd.	9,279	578
	Swatch Group AG (Bearer)	1,190	455
	SGS SA	213	341
	Givaudan SA	310	319
	Swisscom AG	745	311
	Julius Baer Group Ltd.	7,230	305
	Geberit AG	1,580	303
	Adecco SA	5,039	282
	Kuehne & Nagel
	International AG	2,066	256
	Swatch Group AG
	(Registered)	3,422	238
	Sonova Holding AG	1,717	199
	Synthes Inc.	1,665	199
*	Actelion Ltd.	3,542	177
	Baloise Holding AG	1,906	176
	Lonza Group AG	1,768	155
	Lindt & Spruengli AG	5	143
	Swiss Life Holding AG	1,099	135
	Schindler Holding AG
	(Registered)	1,082	118
*	GAM Holding AG	7,230	114
	Pargesa Holding SA	1,345	107
	Lindt & Spruengli AG	31	84
	Schindler Holding AG (Bearer)	738	79
	Sika AG	39	77
	Nobel Biocare Holding AG	4,005	66
	Straumann Holding AG	263	55
	BKW FMB Energie AG	424	29
*	Transocean Ltd.	415	26
	EFG International AG	1,588	20
			30,750
Taiwan (1.5%)
	Taiwan Semiconductor
	Manufacturing Co.
	Ltd. ADR	195,037	2,128
	Hon Hai Precision
	Industry Co. Ltd.	344,883	1,304
	HTC Corp.	29,468	668

35

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Nan Ya Plastics Corp.	287,330	638
	Formosa Plastics Corp.	218,840	627
	MediaTek Inc.	40,118	505
	Chunghwa Telecom
	Co. Ltd. ADR	20,141	471
	Formosa Chemicals &
	Fibre Corp.	149,130	426
	Cathay Financial
	Holding Co. Ltd.	269,220	412
*	AU Optronics Corp. ADR	36,740	368
	China Steel Corp.	355,301	360
*	Chimei Innolux Corp.	242,294	325
	Fubon Financial
	Holding Co. Ltd.	225,738	276
	Acer Inc.	93,583	273
	Delta Electronics Inc.	61,641	255
	Chinatrust Financial
	Holding Co. Ltd.	361,457	226
	Mega Financial
	Holding Co. Ltd.	309,000	214
	Uni-President
	Enterprises Corp.	160,174	208
	United Microelectronics
	Corp. ADR	67,335	208
	Far Eastern
	New Century Corp.	134,091	193
	Compal Electronics Inc.	150,323	192
	Formosa
	Petrochemical Corp.	70,140	191
	Asustek Computer Inc.	22,647	184
	Quanta Computer Inc.	99,450	183
	Yuanta Financial
	Holding Co. Ltd.	284,000	178
	Taiwan Mobile Co. Ltd.	72,000	160
	Wistron Corp.	77,494	159
	Advanced Semiconductor
	Engineering Inc. ADR	32,457	144
	Synnex Technology
	International Corp.	57,189	140
	Foxconn Technology
	Co. Ltd.	43,212	135
	China Development
	Financial Holding Corp.	449,100	133
	First Financial
	Holding Co. Ltd.	194,183	128
	Taiwan Cement Corp.	115,030	122
	Hua Nan Financial
	Holdings Co. Ltd.	181,486	120
	Siliconware Precision
	Industries Co. ADR	20,700	115
	Taiwan Cooperative Bank	157,190	112
	President Chain Store Corp.	26,952	107
	Pou Chen Corp.	112,524	107
	Lite-On Technology Corp.	74,671	99
	Chang Hwa
	Commercial Bank	148,000	98

			Market
			Value
		Shares	($000)
	Cheng Shin Rubber
	Industry Co. Ltd.	41,125	92
	Far EasTone
	Telecommunications
	Co. Ltd.	63,000	91
	SinoPac Financial
	Holdings Co. Ltd.	235,000	89
	Epistar Corp.	27,000	86
	Asia Cement Corp.	81,177	84
	Unimicron Technology Corp.	49,000	83
	Macronix International	134,721	83
*	Pegatron Corp.	60,954	83
	Taiwan Fertilizer Co. Ltd.	23,000	78
*	Shin Kong Financial
	Holding Co. Ltd.	209,319	77
*	Taishin Financial
	Holding Co. Ltd.	162,475	71
	Taiwan Glass
	Industrial Corp.	58,514	71
	Yulon Motor Co. Ltd.	36,000	71
*	China Airlines Ltd.	87,425	68
	Largan Precision Co. Ltd.	3,020	60
*	Walsin Lihwa Corp.	100,000	60
	United
	Microelectronics Corp.	119,180	57
*	Evergreen Marine Corp.
	Taiwan Ltd.	66,000	55
	Formosa Taffeta Co. Ltd.	60,000	55
	Inventec Co. Ltd.	101,850	54
*	Eva Airways Corp.	48,749	49
	E.Sun Financial
	Holding Co. Ltd.	94,172	48
	Giant Manufacturing Co. Ltd.	11,881	47
*	Powerchip Technology
	Corp.	182,900	45
*	Qisda Corp.	65,000	45
	Teco Electric and
	Machinery Co. Ltd.	72,000	45
*	Yang Ming Marine
	Transport Corp.	58,000	44
	Novatek Microelectronics
	Corp. Ltd.	15,025	44
	Advanced Semiconductor
	Engineering Inc.	48,522	42
	Yuen Foong Yu Paper
	Manufacturing Co. Ltd.	84,460	42
*	HannStar Display Corp.	206,749	41
	Coretronic Corp.	27,000	41
	Eternal Chemical Co. Ltd.	35,605	41
*	Taiwan Business Bank	122,720	41
*	Yageo Corp.	93,000	40
	Cheng Uei Precision
	Industry Co. Ltd.	19,151	39
	Realtek Semiconductor Corp.	16,210	38
	Advantech Co. Ltd.	14,015	38
*	Wan Hai Lines Ltd.	52,000	38

36

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Chicony Electronics Co. Ltd.	17,058	38
	Far Eastern
	International Bank	80,787	36
*	Ritek Corp.	126,039	35
	Catcher Technology Co. Ltd.	13,310	35
*	Inotera Memories Inc.	71,109	35
*	CMC Magnetics Corp.	129,000	34
	Nan Ya Printed
	Circuit Board Corp.	8,160	33
	U-Ming Marine
	Transport Corp.	16,000	33
	Taiwan Secom Co. Ltd.	18,000	32
	D-Link Corp.	31,980	32
*	Nanya Technology Corp.	53,591	32
	Polaris Securities Co. Ltd.	57,000	32
	KGI Securities Co. Ltd.	65,000	31
	Capital Securities Corp.	67,208	31
	Feng Hsin Iron & Steel Co.	17,000	28
*	Tatung Co. Ltd.	112,000	26
	Transcend Information Inc.	10,148	25
	Siliconware Precision
	Industries Co.	21,030	23
*	Chunghwa Picture Tubes	140,688	21
	China Motor Corp.	19,000	15
*	Winbond Electronics Corp.	53,000	14
	LITE-ON IT Corp.	12,120	13
	Cathay Real Estate
	Development Co. Ltd.	23,000	13
	Oriental Union
	Chemical Corp.	12,000	13
	Faraday Technology Corp.	6,029	12
	Waterland Financial Holdings	34,080	11
	Vanguard International
	Semiconductor Corp.	22,000	10
	President Securities Corp.	15,600	9
	Ton Yi Industrial Corp.	17,000	9
	Compal Communications Inc.	9,000	8
*	Tatung Co. Ltd. GDR	1,475	7
*	Asia Optical Co. Inc.	4,040	7
	Inventec Appliances Corp.	8,400	7
	Mitac International Corp.	14,000	6
	Micro-Star
	International Co. Ltd.	10,499	6
			15,920
Thailand (0.2%)
	PTT PCL (Foreign)	30,300	307
	PTT Exploration &
	Production PCL (Foreign)	42,000	240
	Siam Commercial
	Bank PCL (Foreign)	49,400	169
	Bank of Ayudhya
	PCL(Local)	208,000	168
	Kasikornbank PCL
	(Foreign)	37,100	156
	Advanced Info Service PCL
	(Foreign)	42,800	129

			Market
			Value
		Shares	($000)
	CP ALL PCL (Foreign)	66,500	99
	Charoen Pokphand Foods
	PCL (Foreign)	124,300	97
	Banpu PCL	3,400	89
	Bangkok Bank PCL (Foreign)	17,098	88
	Electricity Generating PCL
	(Foreign)	21,100	69
	Siam Cement PCL (Foreign)	6,100	67
	PTT Aromatics & Refining
	PCL (Foreign)	65,200	65
	PTT Chemical PCL (Foreign)	13,200	62
	BEC World PCL (Foreign)	43,200	48
	IRPC PCL (Foreign)	329,400	47
	Thai Oil PCL (Foreign)	25,800	46
	Thai Airways International
	PCL (Foreign)	28,374	44
*	TMB Bank PCL	490,800	37
*	PTT Exploration and
	Production PCL (Local)	5,600	32
*	Krung Thai Bank PCL	55,200	31
	Siam City Cement PCL
	(Foreign)	3,800	29
*	Siam Commercial
	Bank PCL (Local)	8,200	28
	Krung Thai Bank PCL
	(Foreign)	45,700	26
*	TMB Bank PCL	294,100	22
	Total Access Communication
	PCL (Foreign)	13,700	19
	Thai Union Frozen
	Products PCL (Foreign)	9,450	18
*	Siam City Cement
	PCL (Local)	2,100	16
	Delta Electronics
	Thai PCL (Foreign)	14,200	15
	Airports of Thailand
	PCL (Foreign)	9,600	13
	Siam Makro PCL (Foreign)	2,600	12
	Central Pattana PCL	12,200	11
	Land and Houses
	PCL (Foreign)	45,300	11
	Thoresen Thai Agencies PCL	11,330	9
	Ratchaburi Electricity
	Generating Holding PCL	4,100	5
			2,324
Turkey (0.2%)
	Turkiye Garanti Bankasi AS	46,827	283
	Akbank TAS	43,053	267
	Turkiye Is Bankasi	47,050	208
	KOC Holding AS	36,743	173
	Anadolu Efes Biracilik
	Ve Malt Sanayii AS	9,782	154
	Turkiye Halk Bankasi AS	14,760	146
*	Eregli Demir ve Celik
	Fabrikalari TAS	31,208	115
*	Turk Hava Yollari	25,621	105

37

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
*	Yapi ve Kredi Bankasi AS	27,267	103
	Turk Telekomunikasyon AS	21,571	101
	Tupras Turkiye Petrol
	Rafinerileri AS	3,468	92
	Turkiye Vakiflar Bankasi Tao	27,047	86
	BIM Birlesik Magazalar AS	2,409	83
	Asya Katilim Bankasi AS	30,743	78
	Haci Omer Sabanci
	Holding AS (Bearer)	14,385	78
	Enka Insaat ve Sanayi AS	15,912	72
	Turkcell Iletisim Hizmet AS	9,761	70
	Coca-Cola Icecek AS	3,689	46
	Arcelik AS	6,925	38
*	Dogan Sirketler
	Grubu Holdings	50,082	36
	Ford Otomotiv Sanayi AS	1,724	15
			2,349
United Kingdom (8.4%)
	HSBC Holdings plc	647,032	6,734
	Vodafone Group plc	1,928,483	5,272
	BP plc	690,769	4,695
	Royal Dutch Shell plc
	Class A	130,426	4,233
	GlaxoSmithKline plc	192,611	3,761
	Rio Tinto plc	56,235	3,653
	Royal Dutch Shell plc
	Class B	100,110	3,204
	BHP Billiton plc	81,480	2,886
	British American
	Tobacco plc	73,610	2,804
	AstraZeneca plc	53,187	2,675
	Standard Chartered plc	85,815	2,482
	BG Group plc	123,240	2,399
	Anglo American plc	48,706	2,269
	Tesco plc	290,559	1,989
	Barclays plc	440,616	1,936
	Diageo plc	92,218	1,701
*	Lloyds Banking Group plc	1,478,264	1,625
	Xstrata plc	78,925	1,529
	Reckitt Benckiser
	Group plc	26,482	1,480
	SABMiller plc	43,063	1,397
	Unilever plc	47,109	1,358
	National Grid plc	128,412	1,214
	Imperial Tobacco Group plc	37,298	1,195
	Centrica plc	190,093	1,012
	Prudential plc	93,987	951
	Rolls-Royce Group plc	68,333	709
	BT Group plc	281,265	694
	BAE Systems plc	125,531	693
	Aviva plc	102,302	652
	Scottish & Southern
	Energy plc	34,477	637
	Tullow Oil plc	33,152	630
	Compass Group plc	68,380	560
	WPP plc	45,947	534

			Market
			Value
		Shares	($000)
	British Sky Broadcasting
	Group plc	46,830	530
	WM Morrison
	Supermarkets plc	98,421	463
	Shire plc	19,607	460
*	Royal Bank of
	Scotland Group plc	637,887	456
	Marks & Spencer
	Group plc	66,119	453
	Pearson plc	29,473	451
	J Sainsbury plc	67,663	422
	Old Mutual plc	202,384	422
	Experian plc	35,725	415
	Reed Elsevier plc	46,846	402
	International Power plc	58,858	393
*	Cairn Energy plc	60,896	376
	Legal & General Group plc	216,740	348
	Kingfisher plc	88,835	338
	Carnival plc	7,614	329
	Randgold Resources Ltd.	3,338	313
	Smith & Nephew plc	34,246	301
	Standard Life plc	80,658	293
	Antofagasta plc	13,745	291
	Land Securities Group plc	26,617	289
	ARM Holdings plc	46,937	274
*	Wolseley plc	10,161	270
	Capita Group plc	21,688	266
	RSA Insurance Group plc	123,367	259
	Burberry Group plc	15,768	258
	British Land Co. plc	31,538	258
	Smiths Group plc	13,423	256
	Man Group plc	60,861	254
	Aggreko plc	9,810	248
	Next plc	6,365	233
	Associated British Foods plc	13,802	232
	United Utilities Group plc	23,528	230
	Johnson Matthey plc	7,482	229
*	Lonmin plc	8,043	225
	Petrofac Ltd.	9,502	223
	Intercontinental
	Hotels Group plc	11,456	221
	Amdocs Ltd.	7,048	216
	Resolution Ltd.	51,268	215
	G4S plc	49,082	206
	AMEC plc	11,555	201
	Sage Group plc	46,076	199
	Severn Trent plc	8,845	198
*	Autonomy Corp. plc	8,243	193
	Eurasian Natural
	Resources Corp. plc	13,465	188
	Kazakhmys plc	8,849	186
	Hammerson plc	26,998	181
	Admiral Group plc	6,915	180
	Inmarsat plc	17,184	179
	3i Group plc	37,023	178

38

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Fresnillo plc	8,619	173
	Serco Group plc	17,522	172
	Whitbread plc	6,159	167
	Cobham plc	43,838	163
	Vedanta Resources plc	4,887	163
	ICAP plc	22,187	162
	Rexam plc	30,509	155
*	ITV plc	136,936	150
	Schroders plc	5,753	145
	Capital Shopping Centres
	Group plc	21,674	133
	Bunzl plc	11,135	132
	Tate & Lyle plc	15,978	129
	Home Retail Group plc	34,961	123
	Segro plc	25,739	122
	Invensys plc	25,988	120
	Logica plc	54,761	114
*,^	British Airways plc	23,393	101
*	Rentokil Initial plc	63,452	101
	Cable & Wireless
	Worldwide plc	89,570	101
	United Business Media Ltd.	9,254	98
	Daily Mail & General
	Trust plc	11,139	96
	Aegis Group plc	46,353	93
	Hays plc	48,697	86
	Drax Group plc	13,862	85
	Thomas Cook Group plc	29,127	84
	Cable & Wireless
	Communications plc	89,570	77
	Ladbrokes plc	35,029	74
	TUI Travel plc	19,152	65
	William Hill plc	24,548	63
	Provident Financial plc	4,680	59
	Schroders plc	2,087	42
	African Barrick Gold Ltd.	4,409	39
*	TalkTalk Telecom Group plc	16,002	34
			87,385
United States (40.3%)
	Consumer Discretionary (4.4%)
	McDonald’s Corp.	39,585	3,078
	Walt Disney Co.	71,305	2,575
*	Amazon.com Inc.	12,352	2,040
	Home Depot Inc.	61,886	1,911
*	Ford Motor Co.	122,284	1,728
	Comcast Corp. Class A	75,721	1,558
	Target Corp.	27,068	1,406
*	DIRECTV Class A	32,062	1,393
	Time Warner Inc.	42,345	1,377
	Lowe’s Cos. Inc.	51,913	1,107
	News Corp. Class A	66,954	968
	Yum! Brands Inc.	17,365	861
	NIKE Inc. Class B	10,566	860
	Johnson Controls Inc.	24,439	858
	Viacom Inc. Class B	20,921	807
	Starbucks Corp.	27,900	795

			Market
			Value
		Shares	($000)
	Time Warner Cable Inc.	12,519	724
	Carnival Corp.	16,777	724
	Best Buy Co. Inc.	16,000	688
	TJX Cos. Inc.	14,924	685
*	priceline.com Inc.	1,745	658
*	Kohl’s Corp.	11,672	598
	Coach Inc.	11,373	569
	Staples Inc.	26,653	546
	Comcast Corp. Class A
	Special Shares	27,848	538
*	Las Vegas Sands Corp.	11,508	528
	Omnicom Group Inc.	10,943	481
	Marriott International Inc.
	Class A	12,671	469
	CBS Corp. Class B	25,500	432
	McGraw-Hill Cos. Inc.	11,137	419
*	Bed Bath & Beyond Inc.	9,184	403
	Stanley Black & Decker Inc.	6,242	387
	Starwood Hotels & Resorts
	Worldwide Inc.	6,955	377
	Wynn Resorts Ltd.	3,511	376
	VF Corp.	4,517	376
	Macy’s Inc.	15,800	373
	News Corp. Class B	23,034	370
	Gap Inc.	18,227	346
*	AutoZone Inc.	1,421	338
*	Liberty Media Corp.–
	Interactive	22,422	331
	Limited Brands Inc.	11,151	328
	Fortune Brands Inc.	5,829	315
	Mattel Inc.	13,361	312
	Nordstrom Inc.	7,887	304
	Virgin Media Inc.	11,481	292
	JC Penney Co. Inc.	9,058	282
	Genuine Parts Co.	5,519	264
	Expedia Inc.	9,061	262
	Ross Stores Inc.	4,331	255
	Activision Blizzard Inc.	22,009	252
	Hasbro Inc.	5,394	249
	Harley-Davidson Inc.	8,115	249
*	Dollar Tree Inc.	4,662	239
	Autoliv Inc.	3,290	235
	Cablevision Systems Corp.
	Class A	8,584	230
	Tiffany & Co.	4,322	229
	Family Dollar Stores Inc.	4,865	225
	Darden Restaurants Inc.	4,827	221
	Whirlpool Corp.	2,864	217
*	Apollo Group Inc. Class A	5,783	217
*	Royal Caribbean Cruises Ltd.	5,428	215
*	Discovery Communications
	Inc. Class A	4,697	209
*,^	Garmin Ltd.	6,229	205
*	Sirius XM Radio Inc.	132,152	198
	PetSmart Inc.	5,199	195

39

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
*	Discovery
	Communications Inc.	4,772	185
	Wyndham Worldwide Corp.	6,076	175
*	Liberty Global Inc. Class A	4,573	173
*	Interpublic Group of Cos. Inc. 16,496		171
*	Sears Holdings Corp.	2,363	170
	Scripps Networks
	Interactive Inc. Class A	3,322	169
	Newell Rubbermaid Inc.	9,397	166
	International Game
	Technology	10,278	160
*	Liberty Global Inc.	4,345	157
*	GameStop Corp. Class A	7,900	155
	Foot Locker Inc.	9,200	147
	DISH Network Corp. Class A	7,080	141
	Leggett & Platt Inc.	6,736	137
	H&R Block Inc.	11,567	136
	DR Horton Inc.	12,800	134
*	Mohawk Industries Inc.	2,321	133
*	Urban Outfitters Inc.	4,289	132
	Abercrombie & Fitch Co.	2,981	128
*	NVR Inc.	200	125
*	MGM Resorts International	11,451	125
*	Liberty Media Corp.–Starz	1,768	116
	American Eagle Outfitters Inc. 7,179		115
*	Pulte Group Inc.	13,011	102
*	AutoNation Inc.	4,219	98
	Gentex Corp.	4,891	98
	Gannett Co. Inc.	8,017	95
*	Lamar Advertising Co.
	Class A	2,704	92
	RadioShack Corp.	4,386	88
*	Harman International
	Industries Inc.	2,537	85
*	Toll Brothers Inc.	4,386	79
	Lennar Corp. Class A	5,263	76
	Wendy’s/Arby’s Group Inc.
	Class A	15,848	73
	Weight Watchers
	International Inc.	1,362	46
*	Madison Square Garden Inc.
	Class A	2,137	44
	Washington Post Co. Class B 96		39

	Consumer Staples (4.5%)
	Procter & Gamble Co.	104,499	6,643
	Wal-Mart Stores Inc.	102,193	5,536
	Coca-Cola Co.	84,945	5,209
	Philip Morris
	International Inc.	67,995	3,978
	PepsiCo Inc.	58,567	3,824
	Kraft Foods Inc.	63,260	2,041
	Altria Group Inc.	76,573	1,946
	CVS Caremark Corp.	49,789	1,500
	Colgate-Palmolive Co.	18,147	1,399

			Market
			Value
		Shares	($000)
	Walgreen Co.	36,285	1,229
	Costco Wholesale Corp.	16,000	1,004
	Kimberly-Clark Corp.	15,338	972
	General Mills Inc.	23,502	882
	Archer-Daniels-Midland Co.	23,881	796
	Sysco Corp.	21,273	627
	HJ Heinz Co.	11,051	543
	Kroger Co.	24,200	532
	Reynolds American Inc.	8,002	519
	Kellogg Co.	9,963	501
	Avon Products Inc.	15,716	479
	Lorillard Inc.	5,561	475
	Sara Lee Corp.	25,080	359
	ConAgra Foods Inc.	15,503	349
	Safeway Inc.	14,733	337
	Campbell Soup Co.	9,039	328
	Bunge Ltd.	5,392	324
	Clorox Co.	4,840	322
*	Coca-Cola Enterprises Inc.	13,401	322
	Estee Lauder Cos. Inc.
	Class A	4,518	322
	Dr Pepper Snapple Group Inc. 8,731		319
	Molson Coors Brewing Co.
	Class B	6,219	294
	Hershey Co.	5,807	287
	JM Smucker Co.	4,445	286
*	Whole Foods Market Inc.	5,897	234
	Brown-Forman Corp. Class B	3,221	196
*	Energizer Holdings Inc.	2,574	192
	McCormick & Co. Inc.	4,120	182
	Tyson Foods Inc. Class A	10,722	167
	Hormel Foods Corp.	3,524	162
*	Constellation Brands Inc.
	Class A	6,694	132
	Alberto-Culver Co. Class B	3,450	129
*	Smithfield Foods Inc.	5,818	97
	SUPERVALU Inc.	7,839	85
*	Dean Foods Co.	7,989	83

	Energy (4.4%)
	Exxon Mobil Corp.	187,612	12,471
	Chevron Corp.	73,509	6,073
	Schlumberger Ltd.	49,736	3,476
	ConocoPhillips	54,609	3,244
	Occidental Petroleum Corp.	29,706	2,336
	Apache Corp.	13,411	1,355
	Anadarko Petroleum Corp.	18,081	1,113
	Halliburton Co.	33,361	1,063
	Devon Energy Corp.	16,137	1,049
	Marathon Oil Corp.	25,534	908
	EOG Resources Inc.	9,312	891
	National Oilwell Varco Inc.	15,538	835
	Hess Corp.	11,927	752
	Baker Hughes Inc.	16,094	746
*	Transocean Ltd.	11,427	724
	Spectra Energy Corp.	22,560	536

40

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Peabody Energy Corp.	9,764	516
	Noble Energy Inc.	6,314	514
	Chesapeake Energy Corp.	23,326	506
	Williams Cos. Inc.	21,500	463
	Murphy Oil Corp.	7,008	457
*	Weatherford
	International Ltd.	25,852	435
*	Southwestern Energy Co.	12,040	408
*	Cameron International Corp.	9,019	395
	Valero Energy Corp.	20,174	362
	Consol Energy Inc.	8,878	326
*	FMC Technologies Inc.	4,521	326
	El Paso Corp.	24,175	321
	Noble Corp.	9,116	315
	Pioneer Natural
	Resources Co.	3,973	277
*	Newfield Exploration Co.	4,578	273
*	Ultra Petroleum Corp.	6,300	259
	Sunoco Inc.	5,500	206
*	Nabors Industries Ltd.	9,851	206
	Range Resources Corp.	5,445	204
	QEP Resources Inc.	5,999	198
	EQT Corp.	5,134	192
*	Pride International Inc.	5,991	182
*	Petrohawk Energy Corp.	10,549	179
	Diamond Offshore
	Drilling Inc.	2,395	158
*	McDermott International Inc.	9,743	150
*	Plains Exploration &
	Production Co.	4,890	136
*	Rowan Cos. Inc.	3,989	131
	Patterson-UTI Energy Inc.	5,501	107
*	Continental Resources Inc.	1,805	86

	Financials (6.4%)
	JPMorgan Chase & Co.	145,713	5,483
	Wells Fargo & Co.	191,748	5,001
	Bank of America Corp.	364,670	4,172
*	Citigroup Inc.	935,064	3,899
*	Berkshire Hathaway Inc.
	Class A	28	3,340
	Goldman Sachs Group Inc.	18,861	3,036
*	Berkshire Hathaway Inc.
	Class B	36,887	2,935
	American Express Co.	44,153	1,831
	US Bancorp	70,292	1,700
	MetLife Inc.	33,067	1,334
	Morgan Stanley	51,250	1,275
	Bank of New York
	Mellon Corp.	45,359	1,137
	Simon Property Group Inc.	10,751	1,032
	PNC Financial Services
	Group Inc.	19,006	1,024
	Travelers Cos. Inc.	17,443	963
	Aflac Inc.	16,910	945
	Prudential Financial Inc.	17,015	895

			Market
			Value
		Shares	($000)
	State Street Corp.	18,653	779
	ACE Ltd.	12,081	718
	CME Group Inc.	2,424	702
	Franklin Resources Inc.	6,121	702
	Chubb Corp.	11,825	686
	Charles Schwab Corp.	44,471	685
	Allstate Corp.	20,370	621
	Capital One Financial Corp.	16,570	618
	Loews Corp.	15,562	614
	BB&T Corp.	25,092	587
	Vornado Realty Trust	6,546	572
	T Rowe Price Group Inc.	9,373	518
	Ameriprise Financial Inc.	9,633	498
	Progressive Corp.	23,510	497
	Equity Residential	10,131	493
	Marsh & McLennan Cos. Inc.	19,170	479
	AON Corp.	11,855	471
	SunTrust Banks Inc.	17,892	448
	Public Storage	4,476	444
	Northern Trust Corp.	8,912	442
	Boston Properties Inc.	5,081	438
	HCP Inc.	11,180	403
	Annaly Capital
	Management Inc.	22,588	400
	Hartford Financial
	Services Group Inc.	16,648	399
	Invesco Ltd.	17,336	399
	Host Hotels & Resorts Inc.	23,135	368
	Discover Financial Services	20,651	364
	Fifth Third Bancorp	27,532	346
	AvalonBay Communities Inc.	3,045	324
*	IntercontinentalExchange Inc.	2,749	316
	XL Group plc Class A	14,750	312
	Weyerhaeuser Co.	19,114	310
	M&T Bank Corp.	4,083	305
	BlackRock Inc.	1,770	303
	Principal Financial Group Inc.	11,157	299
	Regions Financial Corp.	46,542	293
	Ventas Inc.	5,418	290
	Lincoln National Corp.	11,456	280
	NYSE Euronext	9,151	280
	New York Community
	Bancorp Inc.	15,270	259
	Unum Group	11,463	257
	Moody’s Corp.	9,496	257
	KeyCorp	30,410	249
	Kimco Realty Corp.	13,908	240
	PartnerRe Ltd.	2,893	229
	ProLogis	16,382	224
	Comerica Inc.	6,183	221
*	SLM Corp.	18,440	219
	Legg Mason Inc.	6,820	212
	Hudson City Bancorp Inc.	18,016	210
*	American International
	Group Inc.	4,970	209
	Plum Creek Timber Co. Inc.	5,636	208

41

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
	Macerich Co.	4,409	197
*	Genworth Financial Inc.
	Class A	17,125	194
	Willis Group Holdings plc	5,856	186
	Everest Re Group Ltd.	2,105	177
*	TD Ameritrade Holding Corp.	10,218	175
	People’s United Financial Inc. 13,907		171
	Hospitality Properties Trust	7,466	170
	Cincinnati Financial Corp.	5,648	166
*	Leucadia National Corp.	6,435	164
	Assurant Inc.	4,133	163
	Torchmark Corp.	2,808	161
	AMB Property Corp.	5,705	161
	Axis Capital Holdings Ltd.	4,520	154
	Liberty Property Trust	4,481	150
	WR Berkley Corp.	5,235	144
	Huntington Bancshares Inc.	24,473	139
	Duke Realty Corp.	10,700	133
	RenaissanceRe Holdings Ltd.	2,185	132
	Zions Bancorporation	6,263	129
	Brown & Brown Inc.	5,697	127
	Commerce Bancshares Inc.	3,349	123
	Transatlantic Holdings Inc.	2,333	123
	Old Republic
	International Corp.	9,221	122
	Regency Centers Corp.	2,794	118
*	Markel Corp.	346	116
	Weingarten Realty Investors	4,687	113
	Marshall & Ilsley Corp.	18,400	109
	SEI Investments Co.	4,897	108
	Arthur J Gallagher & Co.	3,633	102
	White Mountains
	Insurance Group Ltd.	306	98
*	Popular Inc.	35,199	96
	City National Corp.	1,749	90
	Federated Investors Inc.
	Class B	3,606	90
*	First Horizon National Corp.	8,274	83
	Protective Life Corp.	3,468	83
	Valley National Bancorp	5,921	79
	Erie Indemnity Co. Class A	1,304	75
*	Forest City Enterprises Inc.
	Class A	5,105	74
	Mercury General Corp.	1,681	71
*	St. Joe Co.	3,250	66
	Janus Capital Group Inc.	6,180	65
	First American Financial Corp. 3,445		48
*	CNA Financial Corp.	1,216	34
	Wesco Financial Corp.	20	7

	Health Care (4.6%)
	Johnson & Johnson	102,126	6,502
	Pfizer Inc.	295,725	5,146
	Merck & Co. Inc.	113,340	4,112
	Abbott Laboratories	56,543	2,902
*	Amgen Inc.	35,228	2,015

			Market
			Value
		Shares	($000)
	Bristol-Myers Squibb Co.	62,917	1,692
	UnitedHealth Group Inc.	41,727	1,504
	Eli Lilly & Co.	41,697	1,468
	Medtronic Inc.	40,778	1,436
*	Gilead Sciences Inc.	30,853	1,224
	Baxter International Inc.	21,726	1,106
*	Celgene Corp.	17,069	1,059
*	Express Scripts Inc.	21,100	1,024
*	Medco Health Solutions Inc.	16,686	877
	Allergan Inc.	11,260	815
*	WellPoint Inc.	14,725	800
*	Thermo Fisher Scientific Inc.	14,900	766
	Covidien plc	18,446	735
*	Genzyme Corp.	9,620	694
	McKesson Corp.	9,682	639
	Becton Dickinson and Co.	8,298	627
*	Biogen Idec Inc.	9,740	611
	Stryker Corp.	10,731	531
	Alcon Inc.	3,137	526
	Cardinal Health Inc.	13,800	479
	Aetna Inc.	16,000	478
*	St. Jude Medical Inc.	12,346	473
*	Forest Laboratories Inc.	12,422	411
*	Humana Inc.	6,669	389
*	Intuitive Surgical Inc.	1,477	388
	CIGNA Corp.	10,717	377
*	Boston Scientific Corp.	56,108	358
*	Zimmer Holdings Inc.	7,528	357
*	Hospira Inc.	5,817	346
	AmerisourceBergen Corp.
	Class A	9,973	327
*	Life Technologies Corp.	6,341	318
	Quest Diagnostics Inc.	6,274	308
*	Laboratory Corp. of
	America Holdings	3,702	301
*	Vertex Pharmaceuticals Inc.	7,497	287
	CR Bard Inc.	3,342	278
*	Varian Medical Systems Inc.	4,306	272
*	Cerner Corp.	3,080	271
*	DaVita Inc.	3,538	254
*	Waters Corp.	3,278	243
*	Mylan Inc.	10,468	213
*	CareFusion Corp.	8,242	199
*	Henry Schein Inc.	3,121	175
*	Cephalon Inc.	2,602	173
*	Watson Pharmaceuticals Inc.	3,674	171
	DENTSPLY International Inc.	5,263	165
	Universal Health
	Services Inc. Class B	3,070	127
	Beckman Coulter Inc.	2,375	126
*	King Pharmaceuticals Inc.	8,754	124
*	Coventry Health Care Inc.	5,194	122
	Patterson Cos. Inc.	4,305	119
	Lincare Holdings Inc.	4,057	106
*	Community Health
	Systems Inc.	3,165	95

42

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
*	Kinetic Concepts Inc.	2,421	92
	Omnicare Inc.	3,681	89

	Industrials (4.2%)
	General Electric Co.	392,407	6,286
	United Technologies Corp.	34,495	2,579
	3M Co.	26,044	2,193
	Boeing Co.	26,820	1,895
	Caterpillar Inc.	23,037	1,811
	United Parcel Service Inc.
	Class B	26,658	1,795
	Union Pacific Corp.	18,484	1,621
	Emerson Electric Co.	27,704	1,521
	Honeywell International Inc.	28,210	1,329
	Deere & Co.	15,591	1,197
	Danaher Corp.	23,524	1,020
	FedEx Corp.	11,583	1,016
	General Dynamics Corp.	14,037	956
	Lockheed Martin Corp.	13,364	953
	CSX Corp.	14,500	891
	Norfolk Southern Corp.	14,175	872
	Illinois Tool Works Inc.	18,148	829
	Precision Castparts Corp.	5,360	732
	Tyco International Ltd.	18,944	725
	PACCAR Inc.	13,900	713
	Northrop Grumman Corp.	11,172	706
	Cummins Inc.	7,670	676
	Raytheon Co.	13,827	637
	Waste Management Inc.	17,737	634
	Eaton Corp.	6,025	535
	Ingersoll-Rand plc	12,120	476
	CH Robinson Worldwide Inc.	6,660	469
	Parker Hannifin Corp.	5,651	433
	Republic Services Inc.
	Class A	13,894	414
*	Delta Air Lines Inc.	29,141	405
	Goodrich Corp.	4,633	380
	Expeditors International of
	Washington Inc.	7,384	364
	Southwest Airlines Co.	26,261	361
	Dover Corp.	6,438	342
	Rockwell Collins Inc.	5,473	331
	WW Grainger Inc.	2,573	319
	Rockwell Automation Inc.	4,898	306
	Cooper Industries plc	5,772	303
	Fluor Corp.	6,196	299
	L-3 Communications
	Holdings Inc.	4,128	298
	ITT Corp.	6,293	297
	Fastenal Co.	5,194	267
	Textron Inc.	12,100	252
*	Jacobs Engineering
	Group Inc.	5,148	199
	RR Donnelley & Sons Co.	10,300	190
	Pall Corp.	4,116	176

			Market
			Value
		Shares	($000)
	Robert Half International Inc.	6,137	166
	Pitney Bowes Inc.	7,276	160
	Iron Mountain Inc.	7,128	155
	Manpower Inc.	2,733	150
	Cintas Corp.	5,320	146
	Equifax Inc.	4,286	142
	Avery Dennison Corp.	3,873	141
	Masco Corp.	12,676	135
	Dun & Bradstreet Corp.	1,747	130
	JB Hunt Transport
	Services Inc.	3,270	118
	SPX Corp.	1,691	113
	Pentair Inc.	3,347	110
*	Babcock & Wilcox Co.	4,750	108
*	Foster Wheeler AG	4,331	101
*	Alliant Techsystems Inc.	1,264	96
*	Terex Corp.	3,825	86
	Ryder System Inc.	1,892	83

	Information Technology (7.9%)
*	Apple Inc.	33,454	10,065
	Microsoft Corp.	317,771	8,465
	International Business
	Machines Corp.	46,518	6,680
*	Google Inc. Class A	8,796	5,392
	Oracle Corp.	183,312	5,389
*	Cisco Systems Inc.	210,325	4,802
	Intel Corp.	203,377	4,082
	Hewlett-Packard Co.	85,471	3,595
	QUALCOMM Inc.	59,296	2,676
*	EMC Corp.	74,910	1,574
*	eBay Inc.	48,002	1,431
	Visa Inc. Class A	17,877	1,397
	Texas Instruments Inc.	45,318	1,340
	Corning Inc.	57,177	1,045
*	Dell Inc.	72,061	1,036
	Accenture PLC Class A	23,165	1,036
	Mastercard Inc. Class A	4,258	1,022
	Automatic Data
	Processing Inc.	18,815	836
*	Yahoo! Inc.	50,404	832
*	Cognizant Technology
	Solutions Corp. Class A	11,300	737
*	NetApp Inc.	13,701	730
*	Motorola Inc.	86,448	705
	Broadcom Corp. Class A	16,567	675
*	Juniper Networks Inc.	20,277	657
	Applied Materials Inc.	48,859	604
	Xerox Corp.	48,844	571
*	Adobe Systems Inc.	19,533	550
*	Intuit Inc.	11,108	533
	Tyco Electronics Ltd.	16,801	532
*	Citrix Systems Inc.	7,516	482
*	Symantec Corp.	28,060	454

43

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
*	Marvell Technology
	Group Ltd.	23,163	447
	Western Union Co.	24,456	430
*	Agilent Technologies Inc.	12,233	426
*	Salesforce.com Inc.	3,423	397
	Paychex Inc.	13,900	385
	Analog Devices Inc.	10,888	367
*	SanDisk Corp.	9,368	352
*	Akamai Technologies Inc.	6,709	347
	Altera Corp.	11,085	346
	Amphenol Corp. Class A	6,450	323
	CA Inc.	13,918	323
*	Autodesk Inc.	8,733	316
*	First Solar Inc.	2,221	306
*	Micron Technology Inc.	36,598	303
*	Fiserv Inc.	5,386	294
*	BMC Software Inc.	6,392	291
	Fidelity National
	Information Services Inc.	10,407	282
*	VeriSign Inc.	7,900	274
*	Seagate Technology plc	18,279	268
*	McAfee Inc.	5,535	262
	Computer Sciences Corp.	5,268	258
	Xilinx Inc.	9,570	257
*	Western Digital Corp.	7,876	252
*	NVIDIA Corp.	20,800	250
	Linear Technology Corp.	7,649	246
*	Teradata Corp.	5,988	236
	KLA-Tencor Corp.	5,950	213
*	Flextronics International Ltd.	29,513	211
	Harris Corp.	4,614	208
*	Electronic Arts Inc.	12,900	204
	Microchip Technology Inc.	6,340	204
*	Lam Research Corp.	4,401	201
*	Advanced Micro
	Devices Inc.	23,248	170
*	Avnet Inc.	5,319	158
*	Synopsys Inc.	5,132	131
*	Arrow Electronics Inc.	4,195	124
*	LSI Corp.	22,852	120
	Jabil Circuit Inc.	7,542	116
*	Alliance Data Systems Corp.	1,871	114
*	AOL Inc.	4,198	112
	National Semiconductor Corp.	8,106	111
	Broadridge Financial
	Solutions Inc.	4,824	106
	Total System Services Inc.	6,751	105
*	Novellus Systems Inc.	3,445	101
*	MEMC Electronic
	Materials Inc.	7,584	97
	Lender Processing
	Services Inc.	3,294	95
*	WebMD Health Corp.	1,755	92
*	IAC/InterActiveCorp	3,000	84
*	Compuware Corp.	7,975	80

			Market
			Value
		Shares	($000)
*	NCR Corp.	5,678	78
	Diebold Inc.	2,371	73
	DST Systems Inc.	1,655	72
*	CoreLogic Inc.	3,445	61
	Molex Inc.	2,513	51
	Molex Inc. Class A	2,658	45

	Materials (1.3%)
	Freeport-McMoRan
	Copper & Gold Inc.	17,181	1,627
	EI du Pont de
	Nemours & Co.	33,083	1,564
	Dow Chemical Co.	42,818	1,320
	Monsanto Co.	19,767	1,174
	Newmont Mining Corp.	17,375	1,058
	Praxair Inc.	11,342	1,036
	Air Products &
	Chemicals Inc.	8,000	680
	Mosaic Co.	6,848	501
	Alcoa Inc.	36,578	480
	PPG Industries Inc.	6,070	466
	Nucor Corp.	11,346	434
	International Paper Co.	15,990	404
	Ecolab Inc.	8,184	404
	Sherwin-Williams Co.	3,924	286
	Sigma-Aldrich Corp.	4,226	268
	United States Steel Corp.	5,132	220
	Ball Corp.	3,297	212
	Allegheny Technologies Inc.	3,732	197
	Eastman Chemical Co.	2,462	193
*	Owens-Illinois Inc.	5,677	159
	Vulcan Materials Co.	4,285	156
	MeadWestvaco Corp.	6,014	155
*	Pactiv Corp.	4,477	148
	Bemis Co. Inc.	4,464	142
	International Flavors &
	Fragrances Inc.	2,789	140
	Ashland Inc.	2,649	137
	Sealed Air Corp.	5,416	125

	Telecommunication Services (1.2%)
	AT&T Inc.	217,971	6,212
	Verizon
	Communications Inc.	104,450	3,392
*	American Tower Corp.
	Class A	14,888	768
*	Crown Castle
	International Corp.	10,746	463
*	Sprint Nextel Corp.	107,996	445
	CenturyLink Inc.	10,534	436
	Qwest Communications
	International Inc.	60,449	399
	Frontier
	Communications Corp.	34,708	305
*	NII Holdings Inc.	6,600	276

44

Total World Stock Index Fund

			Market
			Value
		Shares	($000)
*	MetroPCS
	Communications Inc.	14,400	150
*	Level 3
	Communications Inc.	65,200	63
	Telephone &
	Data Systems Inc.	1,719	60

	Utilities (1.4%)
	Southern Co.	30,156	1,142
	Exelon Corp.	24,093	983
	Dominion Resources Inc.	21,255	924
	Duke Energy Corp.	49,289	898
	NextEra Energy Inc.	14,703	809
	PG&E Corp.	14,091	674
	American Electric
	Power Co. Inc.	17,134	641
	Public Service
	Enterprise Group Inc.	18,278	591
	Entergy Corp.	6,854	511
	Consolidated Edison Inc.	9,840	489
	Progress Energy Inc.	10,454	470
	Sempra Energy	8,642	462
	PPL Corp.	17,031	458
	Xcel Energy Inc.	18,818	449
	Edison International	11,425	422
	FirstEnergy Corp.	10,689	388
*	AES Corp.	32,054	383
	DTE Energy Co.	6,193	290
	CenterPoint Energy Inc.	17,059	282
	Wisconsin Energy Corp.	4,050	241
	Ameren Corp.	8,182	237
	NSTAR	5,201	217
	Constellation Energy
	Group Inc.	6,933	210
	SCANA Corp.	4,911	201
*	NRG Energy Inc.	10,055	200
	NiSource Inc.	11,206	194
	Northeast Utilities	6,139	192
	Pinnacle West Capital Corp.	4,087	168
	Pepco Holdings Inc.	7,712	149
	TECO Energy Inc.	8,119	143

			Market
			Value
		Shares	($000)
	Alliant Energy Corp.	3,867	141
	Allegheny Energy Inc.	5,857	136
	MDU Resources Group Inc.	6,544	130
	Questar Corp.	5,999	102
*	RRI Energy Inc.	16,400	62
*	Mirant Corp.	5,592	59
			417,178
	Total Common Stocks
	(Cost $897,369)		1,033,142
Temporary Cash Investment (0.4%)
	Money Market Fund (0.4%)
2,3	Vanguard Market Liquidity
	Fund, 0.237%
	(Cost $4,390)	4,389,860	4,390
	Total Investments (100.1%)
	(Cost $901,759)		1,037,532
Other Assets and Liabilities (-0.1%)
	Other Assets		2,873
	Liabilities[3]		(4,039)
			(1,166)
	Net Assets (100%)		1,036,366

45

Total World Stock Index Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	893,933
Undistributed Net Investment Income	16,075
Accumulated Net Realized Losses	(9,463)
Unrealized Appreciation (Depreciation)
Investment Securities	135,773
Foreign Currencies	48
Net Assets	1,036,366

Investor Shares—Net Assets
Applicable to 13,526,427 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	254,966
Net Asset Value Per Share—
Investor Shares	$18.85

Institutional Shares—Net Assets
Applicable to 506,504 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	47,924
Net Asset Value Per Share—
Institutional Shares	$94.62

ETF Shares—Net Assets
Applicable to 15,843,001 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	733,476
Net Asset Value Per Share—
ETF Shares	$46.30

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,084,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $4,671,000, representing 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,185,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

46

Total World Stock Index Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Dividends[1]	21,201
Interest[2]	7
Security Lending	347
Total Income	21,555
Expenses
The Vanguard Group—Note B
Investment Advisory Services	116
Management and Administrative—Investor Shares	715
Management and Administrative—Institutional Shares	47
Management and Administrative—ETF Shares	1,128
Marketing and Distribution—Investor Shares	46
Marketing and Distribution—Institutional Shares	7
Marketing and Distribution—ETF Shares	178
Custodian Fees	245
Auditing Fees	35
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	13
Trustees’ Fees and Expenses	1
Total Expenses	2,535
Net Investment Income	19,020
Realized Net Gain (Loss)
Investment Securities Sold	29,567
Foreign Currencies	(65)
Realized Net Gain (Loss)	29,502
Change in Unrealized Appreciation (Depreciation)
Investment Securities	66,518
Foreign Currencies	37
Change in Unrealized Appreciation (Depreciation)	66,555
Net Increase (Decrease) in Net Assets Resulting from Operations	115,077

1 Dividends are net of foreign withholding taxes of $1,276,000.
2 Interest income from an affiliated company of the fund was $7,000.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Total World Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,020	9,305
Realized Net Gain (Loss)	29,502	(7,665)
Change in Unrealized Appreciation (Depreciation)	66,555	103,886
Net Increase (Decrease) in Net Assets Resulting from Operations	115,077	105,526
Distributions
Net Investment Income
Investor Shares	(2,072)	(353)
Institutional Shares	(292)	(105)
ETF Shares	(9,007)	(1,259)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(11,371)	(1,717)
Capital Share Transactions
Investor Shares	99,427	68,202
Institutional Shares	25,727	6,213
ETF Shares	160,401	306,446
Net Increase (Decrease) from Capital Share Transactions	285,555	380,861
Total Increase (Decrease)	389,261	484,670
Net Assets
Beginning of Period	647,105	162,435
End of Period[1]	1,036,366	647,105

1 Net Assets—End of Period includes undistributed net investment income of $16,075,000 and $8,384,000.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Total World Stock Index Fund

Financial Highlights

Investor Shares
			June 26,
	Year Ended		2008[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$16.66	$13.71	$20.00
Investment Operations
Net Investment Income	.359[2]	.328[2]	.160[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.076	2.698	(6.450)
Total from Investment Operations	2.435	3.026	(6.290)
Distributions
Dividends from Net Investment Income	(.245)	(.076)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.245)	(.076)	—
Net Asset Value, End of Period	$18.85	$16.66	$13.71

Total Return[3]	14.73%	22.25%	-31.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$255	$131	$41
Ratio of Total Expenses to Average Net Assets	0.45%	0.50%	0.46%[4]
Ratio of Net Investment Income to Average Net Assets	2.03%	2.28%	2.32%[4]
Portfolio Turnover Rate[5]	7%	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction or account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

49

Total World Stock Index Fund

Financial Highlights

Institutional Shares
			Oct. 9,
	Year Ended		2008[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$83.54	$68.63	$66.81
Investment Operations
Net Investment Income	1.893[2]	1.884[2]	.124[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	10.538	13.457	1.696
Total from Investment Operations	12.431	15.341	1.820
Distributions
Dividends from Net Investment Income	(1.351)	(.431)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.351)	(.431)	—
Net Asset Value, End of Period	$94.62	$83.54	$68.63

Total Return[4]	15.01%	22.55%	2.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48	$17	$7
Ratio of Total Expenses to Average Net Assets	0.23%	0.25%	0.20%[5]
Ratio of Net Investment Income to Average Net Assets	2.25%	2.53%	2.58%[5]
Portfolio Turnover Rate[6]	7%	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.03, $.05, and $.01.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Total World Stock Index Fund

Financial Highlights

ETF Shares
			June 24,
	Year Ended		2008[1] to
	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$40.88	$33.59	$49.74
Investment Operations
Net Investment Income	.964[2]	.871[2]	.340[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	5.118	6.622	(16.490)
Total from Investment Operations	6.082	7.493	(16.150)
Distributions
Dividends from Net Investment Income	(.662)	(.203)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.662)	(.203)	—
Net Asset Value, End of Period	$46.30	$40.88	$33.59

Total Return	15.00%	22.49%	-32.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$733	$499	$114
Ratio of Total Expenses to Average Net Assets	0.25%	0.30%	0.29%[4]
Ratio of Net Investment Income to Average Net Assets	2.23%	2.48%	2.49%[4]
Portfolio Turnover Rate[5]	7%	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.02, $.02, and $.01.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

51

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

52

Total World Stock Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $176,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—U.S.	417,178	—	—
Common Stocks—International	86,436	529,524	4
Temporary Cash Investments	4,390	—	—
Total	508,004	529,524	4

53

Total World Stock Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2010:

Investments in
Common Stocks—
International
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	5
Change in Unrealized Appreciation (Depreciation)	(1)
Balance as of October 31, 2010	4

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2010, the fund realized net foreign currency losses of $65,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $508,000 on the fund’s passive foreign investment company holdings at October 31, 2009, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2010, the fund realized gains on the sale of passive foreign investment companies of $107,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Since October 31, 2009, the fund’s passive foreign investment company holdings have appreciated in value, increasing the amount of the taxable income available for distribution as of October 31, 2010, by $606,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2010, was $1,114,000.

During the year ended October 31, 2010, the fund realized $30,574,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

54

Total World Stock Index Fund

For tax purposes, at October 31, 2010, the fund had $17,610,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $9,435,000 to offset future net capital gains of $572,000 through October 31, 2016, $7,777,000 through October 31, 2017, and $1,086,000 through October 31, 2018.

At October 31, 2010, the cost of investment securities for tax purposes was $902,902,000. Net unrealized appreciation of investment securities for tax purposes was $134,630,000, consisting of unrealized gains of $163,541,000 on securities that had risen in value since their purchase and $28,911,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2010, the fund purchased $432,279,000 of investment securities and sold $139,714,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	149,093	8,519	103,347	7,649
Issued in Lieu of Cash Distributions	1,883	108	328	26
Redeemed[2]	(51,549)	(2,964)	(35,473)	(2,808)
Net Increase (Decrease)—Investor Shares	99,427	5,663	68,202	4,867
Institutional Shares
Issued[1]	29,459	343	16,006	238
Issued in Lieu of Cash Distributions	292	3	105	2
Redeemed[2]	(4,024)	(44)	(9,898)	(140)
Net Increase (Decrease)—Institutional Shares	25,727	302	6,213	100
ETF Shares
Issued[1]	240,124	5,437	306,446	8,806
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(79,723)	(1,800)	—	—
Net Increase (Decrease)—ETF Shares	160,401	3,637	306,446	8,806

1 Includes purchase fees for fiscal 2010 and 2009 of $422,000 and $255,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2010 and 2009 of $41,000 and $45,000, respectively (fund totals).

G. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

55

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2010

Special 2010 tax information (unaudited) for Vanguard Total World Stock Index Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $10,092,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 36.7% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund will pass through foreign source income of $15,545,000 and foreign taxes paid of $2,110,000 to shareholders. The pass-through of foreign taxes paid will affect only shareholders on the fund’s dividend record date in December 2010. Shareholders will receive more detailed information along with their Form 1099-DIV in January 2011.

56

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income , using actual prior-year figures and estimates for 2010. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total World Stock Index Fund Investor Shares
Periods Ended October 31, 2010

		Since
	One	Inception
	Year	(6/26/2008)
Returns Before Taxes	14.44%	-1.77%
Returns After Taxes on Distributions	14.22	-1.88
Returns After Taxes on Distributions and Sale of Fund Shares	9.69	-1.50

Returns are adjusted to reflect the 0.25% fee on purchases but not the 2% fee on redemptions of shares held for less than two months.

57

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

 The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

58

Six Months Ended October 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	4/30/2010	10/31/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,044.90	$2.16
Institutional Shares	1,000.00	1,045.99	1.19
ETF Shares	1,000.00	1,046.09	1.19
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.09	$2.14
Institutional Shares	1,000.00	1,024.05	1.17
ETF Shares	1,000.00	1,024.05	1.17

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.42% for Investor Shares, 0.23% for Institutional Shares, and 0.23% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

59

Glossary

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

60

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	“FTSE®” is a trademark jointly owned by the London
Direct Investor Account Services > 800-662-2739	Stock Exchange plc and The Financial Times Limited
Institutional Investor Services > 800-523-1036	and is used by FTSE International Limited under license.
Text Telephone for People	”All-World” is a trademark of FTSE International
With Hearing Impairment > 800-749-7273	Limited. The FTSE All-World ex US Index is calculated
by FTSE International Limited. FTSE International
Limited does not sponsor, endorse, or promote the
This material may be used in conjunction	fund; is not in any way connected to it; and does not
with the offering of shares of any Vanguard	accept any liability in relation to its issue, operation,
fund only if preceded or accompanied by	and trading.
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6280 122010

Vanguard FTSE International
Index Funds Annual Report

October 31, 2010

FTSE All-World ex-US Index Fund
FTSE All-World ex-US Small-Cap Index Fund

> For the fiscal year ended October 31, 2010, Vanguard FTSE All-World ex-US Index Fund returned about 14%, lagging the broad U.S. stock market’s 19% return. Vanguard FTSE All-World ex-US Small-Cap Index Fund returned about 24%.

> Both funds achieved the objective of tracking their target indexes, before fair-value pricing adjustments.

> As the global economic recovery continued, international small-company stocks held their lead over their large-capitalization counterparts. Emerging markets again outperformed developed markets.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
FTSE All-World ex-US Index Fund.	10
FTSE All-World ex-US Small-Cap Index Fund.	29
Your Fund’s After-Tax Returns.	50
About Your Fund’s Expenses.	51
Glossary.	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Jean Maher.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2010
Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	13.94%
Institutional Shares	14.15
ETF Shares
Market Price	14.56
Net Asset Value	14.07
FTSE All-World ex US Index	13.05
International Funds Average	12.88
International Funds Average: Derived from data provided by Lipper Inc.
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	23.90%
Institutional Shares	24.21
ETF Shares
Market Price	25.13
Net Asset Value	24.17
FTSE Global Small Cap ex US Index	23.10
International Small-Cap Funds Average	21.54
International Small-Cap Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Chairman’s Letter

Dear Shareholder,

Despite intermittent setbacks earlier in the period, strong returns in September and October generally helped stock markets outside the United States post double-digit gains for the fiscal year ended October 31, 2010.

Vanguard FTSE All-World ex-US Index Fund—which provides broad exposure to non-U.S. large- and medium-sized companies—returned about 14%, ahead of the average return of international peer funds but behind the broad U.S. stock market’s return of about 19%. Its small-company complement, Vanguard FTSE All-World ex-US Small-Cap Index Fund, returned about 24%, more than 2 percentage points ahead of the average return of its international small-cap peers. We expect the fund to distribute a small capital gain at the end of 2010.

Both funds accomplished their objective of capturing the returns of their respective target indexes. However, because of temporary price differences arising from fair-value pricing policies required by the Securities and Exchange Commission (please see the text box on page 6), the funds’ reported returns diverged from their benchmarks’ results.

2

Please note that in October we announced plans to offer Institutional Plus Shares of Vanguard FTSE All-World ex-US Index Fund; these shares, which require a minimum initial investment of $100 million, are expected to be available in December.

Also, each fund’s Statement of Net Assets has been abbreviated to include its 50 largest holdings and any other holdings of issuers that represent 1% or more of fund assets. The shorter list helps us reduce printing and postage costs. A complete list of your fund’s securities is available on our website at vanguard.com.

Stock market performance was better than it felt
Global stock prices rallied at the start of the period, but struggled through the spring and summer, weighed down by Europe’s sovereign debt crisis and the slow pace of economic recovery in the United States. In the fiscal year’s final months, the mood turned. Stock prices climbed on continued strength in corporate earnings. In the United States, stocks also seemed to get a boost from the Federal Reserve Board’s hints that it would try to stimulate the economy with a second round of U.S. Treasury bond purchases. (In early November, the Fed announced that it would buy as much as $600 billion in Treasuries over the next several months.)

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2010
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	17.67%	-6.14%	1.99%
Russell 2000 Index (Small-caps)	26.58	-3.91	3.07
Dow Jones U.S. Total Stock Market Index	19.04	-5.55	2.52
MSCI All Country World Index ex USA (International)	13.08	-7.62	6.21

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	8.01%	7.23%	6.45%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	7.78	5.79	5.20
Citigroup Three-Month U.S. Treasury Bill Index	0.12	0.89	2.41

CPI
Consumer Price Index	1.17%	1.54%	1.89%

3

For the 12 months, the broad U.S. stock market returned about 19%, a performance that was better than it felt in a year of ups and downs. Small-capitalization stocks did even better. International stocks returned about 13% on the strength of a powerful rally in emerging markets and solid single-digit gains in developed markets in Europe and the Pacific region. Large currency swings played a role in international returns for U.S.-based investors.

Despite shrinking yields, bonds attracted investors
Although fixed income yields have fallen to generational lows, investors continued to bid up bond prices. The broad U.S. bond market produced a 12-month return of about 8% as the yield of the 10-year U.S. Treasury note fell from 3.39% at the start of the period to 2.61% at the close. Tax-exempt municipal bonds also rallied. Bond prices and yields move in opposite directions, of course, so abundant returns built on rising prices could mean leaner pickings in the years ahead.

The yields of money market securities hovered near 0%, consistent with the Federal Reserve Board’s target for short-term rates. While the Fed has kept target interest rates low to stimulate the economy, rates have risen elsewhere. For example, in October, China’s central bank raised interest rates for the first time in three years, while rates were lifted

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
FTSE All-World ex-US Index Fund	0.40%	0.15%	0.25%	1.44%
FTSE All-World ex-US Small-Cap Index
Fund	0.63	0.37	0.40	1.60

The fund expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the funds’ expense ratios were: for the FTSE All-World ex-US Index Fund, 0.35% for Investor Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.55% for Investor Shares, 0.30% for Institutional Shares, and 0.33% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund, International Small-Cap Funds.

4

several times in Australia and India. All three economies have been growing faster than the U.S. economy.

Emerging markets bested most developed countries again
Taking a bird’s-eye view, emerging markets again broadly outperformed developed markets for the period, although returns came back down to earth from their dramatic rebound a year ago. Emerging markets were among the best performers in both funds, returning about 35% for Vanguard FTSE All-World ex-US Small-Cap Index Fund and about 24% for its large- and mid-cap counterpart. In part, this reflects the reality that developing nations are often a step removed from the disruptions—such as Europe’s fiscal woes—that affect investors’ perceptions of major industrialized countries. Developed markets in Europe and the Pacific Rim lagged, but Canadian small-cap stocks had an exceptional return of more than 40%, more than double the returns of that country’s large-and mid-cap stocks.

In Vanguard FTSE All-World ex-US Index Fund, emerging markets contributed the most to total return even though they represented only about one-quarter of the fund’s total market value. Some of the best results came from smaller markets in Latin America, while powerhouses India (+36%), Brazil (+15%), and China (+13%) made strong contributions. Even as its government applied the brakes to try to manage inflation, China reached a milestone:

Total Returns
Inception Through October 31, 2010

Average
Annual Return
FTSE All-World ex-US Index Fund Investor Shares (Returns since inception: 3/8/2007)	-0.84%
FTSE All-World ex US Index	-0.23
International Funds Average	-3.19
International Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

A note on fair-value pricing
The reported return of a fund that
tracks an index sometimes may
diverge from the index’s return a bit
more than would be expected. This
may be the result of a fair-value
pricing adjustment.

These adjustments, which are
required by the Securities and
Exchange Commission, address
pricing discrepancies that may arise
because of time-zone differences
among global stock markets. Foreign
stocks may trade on exchanges that
close many hours before a fund’s
closing share price is calculated in the
United States, generally at 4 p.m.,
Eastern time. In the hours between
the foreign close and the U.S. close,
the value of these foreign securities
may change—because of company-
specific announcements or market-
wide developments, for example.
Such price changes are not immed-
iately reflected in international
index values.

Fair-value pricing takes such changes
into account in calculating the fund’s
daily net asset value, thus ensuring
that the NAV doesn’t include “stale”
prices. The result can be a temporary
divergence between the return of
the fund and that of its benchmark
index—a difference that usually
corrects itself when the foreign
markets reopen.

Reported gross domestic product for the second calendar quarter showed that the country had surpassed Japan to become the world’s second-largest economy.

During the period, investors began to regain confidence in Europe—which represented about 45% of the large- and mid-cap fund’s market value—after several steps (including unpopular cuts in public sector payrolls and services) were taken to help regain fiscal stability. Scandinavian economies, more insulated from the market turmoil, had some of the best returns. Still, the United Kingdom, Europe’s largest market, gained approximately 13%. U.K. economic growth was stronger than expected in the third calendar quarter, and in October the recently elected government announced dramatic spending cuts. In contrast, peripheral countries that had become the center of the debt-default storm finished the year in the red; Greece was the outlier, losing more than half of its market value.

For U.S.-based investors, currency effects masked the strength of some European markets. During the height of Europe’s fiscal uncertainty, the U.S. dollar appreciated significantly against the euro and the British pound. Although these currencies recovered somewhat later in the year, their relative weakness trimmed European returns when translated into U.S. dollars.

Pacific Rim returns differed from Europe’s in two respects: Results weakened in the second half, and currency translation worked to the advantage of U.S. investors as the Australian dollar and Japanese yen

6

reached highs not seen for many years. Singapore and Hong Kong eclipsed the dollar-based returns of the region’s largest markets, Australia (+13%) and Japan (+4%).

Many of the same market and regional dynamics were reflected in Vanguard FTSE All-World ex-US Small-Cap Index Fund. However, this fund earned significantly higher returns in emerging markets as well as in the developed world except the Pacific Rim. Small-cap stocks in Brazil and China, for example, advanced more than 58% and 29%, respectively—well ahead of their larger brethren. Also, Canada represented a larger slice (about 15%, on average) of the small-cap fund; many of the fund’s ten largest holdings are Canadian energy and mining companies with far-flung operations in remote corners of the world. Propelled by rising commodity prices and strong demand, especially from resource-hungry China, the stock prices of some of these companies more than doubled.

Sectors sensitive to the economy delivered winning performances
In both funds, the materials, consumer discretionary, and industrial sectors had some of the highest returns for the fiscal year. The fortunes of companies in these sectors tend to be more exposed to the ups and downs of the business cycle, and amid a generally upward trend they fared well. Together, these three sectors contributed about half of the total return of Vanguard FTSE All-World ex-US Index Fund and almost 60% of the return of the small-cap fund. Financials were among the weaker performers, but all sectors posted gains.

Spread your nest egg across multiple baskets
Since late 2007, stocks have taken investors on a roller-coaster ride with painful losses and soaring gains, especially in emerging markets. Much of the time, it appeared that “news” traveled quickly around the globe, leading markets to rise and fall together—as was the case during the Greek sovereign debt crisis. But when global financial crises subside, we can expect the economic and financial performance of various countries to differ. We may be seeing some signs of divergence. For example, while U.S. economic growth has been tepid, Britain’s economy has grown faster, and China has achieved double-digit growth rates.

7

Vanguard research has shown that, over longer time periods, a portfolio that included both U.S. and non-U.S. stocks would have experienced lower average volatility than an all-U.S. portfolio. While this long-term risk-reduction benefit may not be as visible to you as other measures, it is no less real. A word of caution, however, about the allure of emerging markets: Don’t assume that strong economic growth will lead to exceptional stock returns.

Of course, when it comes to deciding how much of your equity portfolio to invest outside the United States, there is no magic formula. As with other portfolio decisions you make, your allocation to international stocks should be based on your investment goals, time horizon, and tolerance for risk. Vanguard research suggests that a typical U.S. investor would benefit from allocating about 20%–40% of an equity portfolio to non-U.S. stocks.

As part of a well-balanced portfolio that includes U.S. stock, bond, and money market funds, Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund can provide an efficient, low-cost way for you to gain exposure to growth opportunities outside the United States.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 16, 2010

8

Your Fund’s Performance at a Glance
October 31, 2009, Through October 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$16.48	$18.43	$0.321	$0.000
Institutional Shares	82.71	92.50	1.758	0.000
ETF Shares	41.95	46.92	0.863	0.000
Vanguard FTSE All-World ex-US Small-Cap
Index Fund
Investor Shares	$29.83	$36.34	$0.314	$0.209
Institutional Shares	149.40	182.36	1.655	1.046
ETF Shares	78.21	95.38	0.917	0.547

9

FTSE All-World ex-US Index Fund

Fund Profile
As of October 31, 2010

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VFWIX	VFWSX	VEU
Expense Ratio[1]	0.40%	0.15%	0.25%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,252	2,183
Median Market Cap	$28.9B	$29.0B
Price/Earnings Ratio	16.3x	16.1x
Price/Book Ratio	1.7x	1.7x
Return on Equity	18.3%	18.2%
Earnings Growth Rate	4.6%	4.6%
Dividend Yield	2.7%	2.8%
Turnover Rate	6%	—
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Consumer Discretionary	9.0%	9.1%
Consumer Staples	9.0	9.0
Energy	10.3	10.3
Financials	25.7	25.6
Health Care	5.8	5.8
Industrials	11.0	11.0
Information Technology	6.2	6.2
Materials	12.3	12.2
Telecommunication
Services	6.1	6.1
Utilities	4.6	4.7

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.98
Beta	1.02

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
BHP Billiton Ltd.	Diversified Metals
	& Mining	1.3%
Royal Dutch Shell plc	Integrated Oil &
	Gas	1.2
Nestle SA	Packaged Foods &
	Meats	1.1
HSBC Holdings plc	Diversified Banks	1.1
Vodafone Group plc	Wireless
	Telecommunication
	Services	0.9
Novartis AG	Pharmaceuticals	0.8
BP plc	Integrated Oil &
	Gas	0.8
Telefonica SA	Integrated
	Telecommunication
	Services	0.7
Total SA	Integrated Oil &
	Gas	0.7
Banco Santander SA	Diversified Banks	0.6
Top Ten		9.2%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.35% for Investor Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares.

10

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	14.1%	14.5%
France	7.6	7.4
Germany	5.6	5.6
Switzerland	5.1	5.1
Spain	2.8	2.8
Italy	2.2	2.2
Sweden	2.1	2.1
Netherlands	1.7	1.9
Other	3.8	3.7
Subtotal	45.0%	45.3%
Pacific
Japan	13.2%	13.2%
Australia	5.7	5.7
Hong Kong	3.1	3.1
Singapore	1.3	1.4
Other	0.1	0.1
Subtotal	23.4%	23.5%
Emerging Markets
China	3.8%	3.7%
Brazil	4.2	4.2
South Korea	3.4	3.4
India	2.6	2.6
Taiwan	2.6	2.6
South Africa	2.0	2.0
Russia	1.6	1.6
Mexico	1.1	1.2
Other	3.7	3.3
Subtotal	25.0%	24.6%
Middle East	0.6%	0.5%
North America
Canada	6.0%	6.1%

The country classifications for the fund in this table and those in the Statement of Net Assets (SNA) differ slightly. The SNA is based on the MSCI classifications used in our financial reporting system, while the table reflects the FTSE classifications used in the index. The discrepancies largely reflect differences in the way FTSE and MSCI classify Hong Kong-listed stocks. There is no material difference between the fund's economic exposures and those of the benchmark.

11

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: March 8, 2007, Through October 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(3/8/2007)	Investment
FTSE All-World ex-US Index Fund
Investor Shares	13.94%	-0.84%	$9,696
FTSE All-World ex US Index	13.05	-0.23	9,917
International Funds Average	12.88	-3.19	8,884

International Funds Average: Derived from data provided by Lipper Inc.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(4/30/2007)	Investment
FTSE All-World ex-US Index Fund
Institutional Shares	14.15%	-2.61%	$4,556,807
FTSE All-World ex US Index	13.05	-2.50	4,575,906

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

See Financial Highlights for dividend and capital gains information.

12

FTSE All-World ex-US Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(3/2/2007)	Investment
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value	14.07%	-0.16%	$9,943
FTSE All-World ex US Index	13.05	0.01	10,005
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: March 2, 2007, Through October 31, 2010
		Since
	One	Inception
	Year	(3/2/2007)
FTSE All-World ex-US Index Fund
ETF Shares Market Price	14.56%	-0.41%
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value	14.07	-0.57
FTSE All-World ex US Index	13.05	0.05
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): March 8, 2007, Through October 31, 2010

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

13

FTSE All-World ex-US Index Fund

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	3/8/2007	7.37%	-1.81%
Institutional Shares	4/30/2007	7.60	-3.65
ETF Shares	3/2/2007
Market Price		7.19	-1.10
Net Asset Value		7.51	-1.12

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

14

FTSE All-World ex-US Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	2,381,208	98,395	0.8%
Commonwealth Bank of Australia	1,088,579	52,332	0.5%
Westpac Banking Corp.	2,112,273	47,034	0.4%
Australia & New Zealand Banking Group Ltd.	1,813,794	44,251	0.4%
National Australia Bank Ltd.	1,502,040	37,594	0.3%
Australia—Other †		404,208	3.4%
		683,814	5.8%

Austria †		30,152	0.3%

Belgium †		78,701	0.7%

Brazil
Itau Unibanco Holding SA ADR	1,497,577	36,780	0.3%
Brazil—Other †		461,918	3.9%
		498,698	4.2%
Canada
^ Royal Bank of Canada	1,009,491	53,835	0.4%
Toronto-Dominion Bank	619,514	44,615	0.4%
Bank of Nova Scotia	728,966	39,075	0.3%
Canada—Other †		578,480	4.9%
		716,005	6.0%

Chile †		54,003	0.5%

15

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
China
China Construction Bank Corp.	47,856,770	45,751	0.4%
China Mobile Ltd.	4,263,351	43,539	0.4%
China—Other †		447,052	3.7%
		536,342	4.5%

Colombia †		26,739	0.2%

Czech Republic †		11,732	0.1%

Denmark †		90,624	0.8%

Egypt †		16,854	0.1%

Finland †		86,238	0.7%

France
Total SA	1,584,607	86,257	0.7%
Sanofi-Aventis SA	922,804	64,653	0.5%
BNP Paribas	739,618	54,100	0.5%
^ GDF Suez	1,180,126	47,155	0.4%
LVMH Moet Hennessy Louis Vuitton SA	260,968	40,944	0.3%
France—Other †		613,015	5.2%
		906,124	7.6%
Germany
Siemens AG	648,882	74,047	0.6%
* Daimler AG	753,262	49,606	0.4%
BASF SE	655,381	47,654	0.4%
E.ON AG	1,420,812	44,472	0.4%
Bayer AG	587,123	43,792	0.4%
Allianz SE	319,010	39,949	0.3%
Deutsche Bank AG	659,757	38,006	0.3%
Germany—Other †		326,227	2.8%
		663,753	5.6%

Greece †		21,884	0.2%

Hong Kong †		285,135	2.4%

Hungary †		15,074	0.1%

[1]India †		311,357	2.6%

Indonesia †		66,692	0.6%

Ireland †		19,576	0.2%

Israel †		62,474	0.5%

16

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Italy
ENI SPA	1,963,559	44,214	0.4%
Italy—Other †		221,518	1.8%
		265,732	2.2%
Japan
Toyota Motor Corp.	1,835,968	65,030	0.5%
Mitsubishi UFJ Financial Group Inc.	10,041,337	46,602	0.4%
Canon Inc.	945,079	43,505	0.4%
Japan—Other †		1,415,093	11.9%
		1,570,230	13.2%

Luxembourg †		928	0.0%

Malaysia †		105,486	0.9%

Mexico
America Movil SAB de CV	15,483,253	44,388	0.4%
Mexico—Other †		92,413	0.8%
		136,801	1.2%

Morocco †		2,978	0.0%

Netherlands †		200,099	1.7%

New Zealand †		10,754	0.1%

Norway †		74,047	0.6%

Peru †		13,737	0.1%

Philippines †		12,760	0.1%

Poland †		35,515	0.3%

Portugal †		31,076	0.3%

[1]Russia †		194,207	1.6%

Singapore †		148,906	1.3%

South Africa †		239,827	2.0%

South Korea
1 Samsung Electronics Co. Ltd. GDR	135,091	45,090	0.4%
South Korea—Other †		359,022	3.0%
		404,112	3.4%
Spain
^ Telefonica SA	3,257,976	88,039	0.8%
Banco Santander SA	5,808,375	74,554	0.6%
Spain—Other †		169,755	1.4%
		332,348	2.8%

17

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Sweden †			252,413	2.1%

Switzerland
Nestle SA		2,458,488	134,662	1.1%
Novartis AG		1,605,858	93,048	0.8%
Roche Holding AG		498,653	73,229	0.6%
* UBS AG		2,692,577	45,740	0.4%
Switzerland—Other †			261,186	2.2%
			607,865	5.1%

Taiwan †			307,826	2.6%

Thailand †			45,261	0.4%

Turkey †			45,726	0.4%

United Kingdom
HSBC Holdings plc		12,493,458	130,028	1.1%
Vodafone Group plc		37,341,519	102,077	0.9%
BP plc		13,369,261	90,874	0.8%
Royal Dutch Shell plc Class A		2,517,083	81,688	0.7%
GlaxoSmithKline plc		3,718,554	72,615	0.6%
Rio Tinto plc		1,084,227	70,421	0.6%
Royal Dutch Shell plc Class B		1,926,765	61,660	0.5%
BHP Billiton plc		1,565,917	55,473	0.5%
British American Tobacco plc		1,416,585	53,967	0.4%
AstraZeneca plc		1,023,259	51,472	0.4%
Standard Chartered plc		1,655,875	47,896	0.4%
BG Group plc		2,391,888	46,561	0.4%
Anglo American plc		939,669	43,782	0.4%
Tesco plc		5,635,469	38,567	0.3%
Barclays plc		8,552,146	37,582	0.3%
United Kingdom—Other †			700,949	5.9%
			1,685,612	14.2%
Total Common Stocks (Cost $10,873,406)			11,906,217	100.3%

	Coupon
Temporary Cash Investments
Money Market Fund
2,3 Vanguard Market Liquidity Fund	0.237%	196,751,762	196,752	1.6%

U.S. Government and Agency Obligations †			6,499	0.1%
Total Temporary Cash Investments (Cost $203,250)			203,251	1.7%
Total Investments (Cost $11,076,656)			12,109,468	102.0%
Other Assets and Liabilities
Other Assets			37,903	0.3%
Liabilities[3]			(270,850)	(2.3%)
			(232,947)	(2.0%)
Net Assets			11,876,521	100.0%

18

FTSE All-World ex-US Index Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	10,847,574
Undistributed Net Investment Income	198,157
Accumulated Net Realized Losses	(203,093)
Unrealized Appreciation (Depreciation)
Investment Securities	1,032,812
Foreign Currencies	1,071
Net Assets	11,876,521

Investor Shares—Net Assets
Applicable to 79,112,398 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,458,117
Net Asset Value Per Share—Investor Shares	$18.43

Institutional Shares—Net Assets
Applicable to 44,820,080 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,145,924
Net Asset Value Per Share—Institutional Shares	$92.50

ETF Shares—Net Assets
Applicable to 133,690,655 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,272,480
Net Asset Value Per Share—ETF Shares	$46.92

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $185,816,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $61,607,000, representing 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $196,752,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

19

FTSE All-World ex-US Index Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Dividends[1]	248,429
Interest[2]	57
Security Lending	6,863
Total Income	255,349
Expenses
The Vanguard Group—Note B
Investment Advisory Services	497
Management and Administrative—Investor Shares	3,151
Management and Administrative—Institutional Shares	2,524
Management and Administrative—ETF Shares	8,224
Marketing and Distribution—Investor Shares	261
Marketing and Distribution—Institutional Shares	659
Marketing and Distribution—ETF Shares	1,477
Custodian Fees	2,428
Auditing Fees	27
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—ETF Shares	223
Trustees’ Fees and Expenses	13
Total Expenses	19,500
Net Investment Income	235,849
Realized Net Gain (Loss)
Investment Securities Sold	(20,634)
Foreign Currencies	(1,541)
Realized Net Gain (Loss)	(22,175)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,072,495
Foreign Currencies	922
Change in Unrealized Appreciation (Depreciation)	1,073,417
Net Increase (Decrease) in Net Assets Resulting from Operations	1,287,091

1 Dividends are net of foreign withholding taxes of $17,323,000.
2 Interest income from an affiliated company of the fund was $47,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	235,849	126,540
Realized Net Gain (Loss)	(22,175)	(113,319)
Change in Unrealized Appreciation (Depreciation)	1,073,417	1,401,921
Net Increase (Decrease) in Net Assets Resulting from Operations	1,287,091	1,415,142
Distributions
Net Investment Income
Investor Shares	(15,131)	(8,060)
Institutional Shares	(39,424)	(15,592)
ETF Shares	(95,039)	(61,830)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(149,594)	(85,482)
Capital Share Transactions
Investor Shares	586,032	299,138
Institutional Shares	2,117,722	834,242
ETF Shares	1,312,763	1,813,836
Net Increase (Decrease) from Capital Share Transactions	4,016,517	2,947,216
Total Increase (Decrease)	5,154,014	4,276,876
Net Assets
Beginning of Period	6,722,507	2,445,631
End of Period[1]	11,876,521	6,722,507

1 Net Assets—End of Period includes undistributed net investment income of $198,157,000 and $112,834,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares
				March 8,
				2007[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.48	$12.77	$24.91	$20.00
Investment Operations
Net Investment Income	.418[2]	.378[2]	.637[2]	.410[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.853	3.622	(12.592)	4.500
Total from Investment Operations	2.271	4.000	(11.955)	4.910
Distributions
Dividends from Net Investment Income	(.321)	(.290)	(.185)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.321)	(.290)	(.185)	—
Net Asset Value, End of Period	$18.43	$16.48	$12.77	$24.91

Total Return[3]	13.94%	32.19%	-48.32%	24.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,458	$748	$296	$213
Ratio of Total Expenses to Average Net Assets	0.35%	0.40%	0.35%	0.40%[4]
Ratio of Net Investment Income to Average Net Assets	2.45%	2.75%	3.24%	2.61%[4]
Portfolio Turnover Rate[5]	6%	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares
				April 30,
				2007[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$82.71	$64.06	$124.76	$107.33
Investment Operations
Net Investment Income	2.226[2]	2.101[2]	3.323[2]	1.150[2]
Net Realized and Unrealized Gain (Loss) on Investments	9.322	18.142	(62.979)	16.280
Total from Investment Operations	11.548	20.243	(59.656)	17.430
Distributions
Dividends from Net Investment Income	(1.758)	(1.593)	(1.044)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.758)	(1.593)	(1.044)	—
Net Asset Value, End of Period	$92.50	$82.71	$64.06	$124.76

Total Return[3]	14.15%	32.56%	-48.18%	16.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,146	$1,608	$448	$157
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.10%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	2.65%	3.00%	3.49%	2.86%[4]
Portfolio Turnover Rate[5]	6%	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares
				March 2,
				2007[1] to
	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$41.95	$32.50	$63.32	$49.80
Investment Operations
Net Investment Income	1.118[2]	1.011[2]	1.705[2]	1.030[2]
Net Realized and Unrealized Gain (Loss) on Investments	4.715	9.224	(32.015)	12.490
Total from Investment Operations	5.833	10.235	(30.310)	13.520
Distributions
Dividends from Net Investment Income	(.863)	(.785)	(.510)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.863)	(.785)	(.510)	—
Net Asset Value, End of Period	$46.92	$41.95	$32.50	$63.32

Total Return	14.07%	32.41%	-48.23%	27.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,272	$4,366	$1,701	$1,068
Ratio of Total Expenses to Average Net Assets	0.22%	0.25%	0.20%	0.25%[3]
Ratio of Net Investment Income to Average Net Assets	2.58%	2.90%	3.39%	2.76%[3]
Portfolio Turnover Rate[4]	6%	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

25

FTSE All-World ex-US Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $2,041,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.82% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,445,983	—	—
Common Stocks—Other	182,158	10,277,981	95
Temporary Cash Investments	196,752	6,499	—
Total	1,824,893	10,284,480	95

26

FTSE All-World ex-US Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2010:

Investments in
Common Stocks—Other
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	98
Net Realized Gain (Loss)	(4)
Change in Unrealized Appreciation (Depreciation)	1
Balance as of October 31, 2010	95

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2010, the fund realized net foreign currency losses of $1,541,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $8,625,000 on the fund’s passive foreign investment company holdings at October 31, 2009, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2010, the fund realized gains on the sale of passive foreign investment companies of $609,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Since October 31, 2009, the fund’s passive foreign investment company holdings have appreciated in value, increasing the amount of taxable income available for distribution as of October 31, 2010, by $11,072,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2010, was $19,697,000.

During the year ended October 31, 2010, the fund realized $8,688,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2010, the fund had $224,961,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $201,976,000 to offset future net capital gains of $1,431,000 through October 31, 2015, $29,919,000 through October 31, 2016, $138,066,000 through October 31, 2017, and $32,560,000 through October 31, 2018.

27

FTSE All-World ex-US Index Fund

At October 31, 2010, the cost of investment securities for tax purposes was $11,097,470,000. Net unrealized appreciation of investment securities for tax purposes was $1,011,998,000, consisting of unrealized gains of $1,645,686,000 on securities that had risen in value since their purchase and $633,688,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2010, the fund purchased $4,678,745,000 of investment securities and sold $522,099,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2010		2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	839,537	48,812	453,982	34,011
Issued in Lieu of Cash Distributions	12,188	717	6,512	547
Redeemed[1]	(265,693)	(15,795)	(161,356)	(12,363)
Net Increase (Decrease)—Investor Shares	586,032	33,734	299,138	22,195
Institutional Shares
Issued	2,540,049	30,296	1,042,403	15,798
Issued in Lieu of Cash Distributions	32,086	377	11,869	199
Redeemed[1]	(454,413)	(5,300)	(220,030)	(3,548)
Net Increase (Decrease)—Institutional Shares	2,117,722	25,373	834,242	12,449
ETF Shares
Issued	1,337,408	30,206	1,968,655	56,827
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(24,645)	(600)	(154,819)	(5,100)
Net Increase (Decrease)—ETF Shares	1,312,763	29,606	1,813,836	51,727
1 Net of redemption fees for fiscal 2010 and 2009 of $131,000 and $154,000, respectively (fund totals).

G. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

28

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of October 31, 2010

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VFSVX	VFSNX	VSS
Expense Ratio[1]	0.63%	0.37%	0.40%

Portfolio Characteristics
		FTSE Global
		Small Cap
	Fund	ex US Index
Number of Stocks	2,692	3,022
Median Market Cap	$1.6B	$1.6B
Price/Earnings Ratio	20.5x	20.4x
Price/Book Ratio	1.5x	1.5x
Return on Equity	13.5%	13.3%
Earnings Growth Rate	7.8%	7.9%
Dividend Yield	2.1%	2.1%
Turnover Rate	19%	—
Short-Term Reserves	0.5%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Consumer Discretionary	15.3%	15.4%
Consumer Staples	5.6	5.6
Energy	6.6	6.6
Financials	17.6	17.4
Health Care	5.0	5.0
Industrials	20.9	21.0
Information Technology	9.6	9.7
Materials	15.8	15.7
Telecommunication
Services	0.9	0.9
Utilities	2.7	2.7

Ten Largest Holdings (% of total net assets)
Eldorado Gold Corp.	Gold	0.5%
Crescent Point Energy	Oil & Gas
Corp.	Exploration &
	Production	0.5
Silver Wheaton Corp.	Precious Metals &
	Minerals	0.5
Ivanhoe Mines Ltd.	Diversified Metals
	& Mining	0.4
Pacific Rubiales Energy	Oil & Gas
Corp.	Exploration &
	Production	0.4
Valeant Pharmaceuticals	Pharmaceuticals
International Inc.		0.4
First Quantum Minerals	Diversified Metals
Ltd.	& Mining	0.3
IAMGOLD Corp.	Gold	0.3
RioCan Real Estate	Retail REITs
Investment Trust		0.3
Fortis Inc.	Electric Utilities	0.3
Top Ten		3.9%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2010, the expense ratios were 0.55% for Investor Shares, 0.30% for Institutional Shares, and 0.33% for ETF Shares.

29

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	13.9%	13.8%
Germany	4.1	4.2
France	4.0	4.0
Switzerland	4.0	4.0
Sweden	2.5	2.5
Italy	2.4	2.3
Netherlands	1.8	1.8
Norway	1.8	1.8
Finland	1.7	1.7
Spain	1.6	1.6
Belgium	1.4	1.4
Denmark	1.0	0.9
Other	2.3	2.4
Subtotal	42.5%	42.4%
Pacific
Japan	10.7%	10.6%
Australia	4.8	4.8
Hong Kong	3.3	3.3
Singapore	1.1	1.1
Other	0.2	0.2
Subtotal	20.1%	20.0%
Emerging Markets
Taiwan	5.4%	5.7%
China	1.4	1.3
India	3.2	3.3
South Korea	3.1	3.2
Brazil	1.7	1.8
Other	6.1	5.8
Subtotal	20.9%	21.1%
Middle East	0.3%	0.3%
North America
Canada	16.2%	16.2%

The country classifications for the fund in this table and those in the Statement of Net Assets (SNA) differ slightly. The SNA is based on the MSCI classifications used in our financial reporting system, while the table reflects the FTSE classifications used in the index. The discrepancies largely reflect differences in the way FTSE and MSCI classify Hong Kong-listed stocks. There is no material difference between the fund's economic exposures and those of the benchmark.

30

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 2, 2009, Through October 31, 2010
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index
Fund Investor Shares	22.07%	47.47%	$18,480
FTSE Global Small Cap ex US Index	23.10	49.81	18,944
International Small-Cap Funds Average	21.54	45.95	18,179

International Small-Cap Funds Average: Derived from data provided by Lipper Inc.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $5,000,000
	Year	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap
Index Fund Institutional Shares	22.37%	47.86%	$9,278,410
FTSE Global Small Cap ex US Index	23.10	49.81	9,472,104

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns in most tables are adjusted to reflect the 0.75% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart shows non-adjusted returns, and the final table includes non-adjusted returns along with the fee-adjusted returns.

See Financial Highlights for dividend and capital gains information.

31

FTSE All-World ex-US Small-Cap Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2010
		Since	Final Value
	One	Inception	of a $10,000
	Year	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Net Asset Value	24.17%	47.81%	$18,546
FTSE Global Small Cap ex US Index	23.10	49.81	18,944
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: April 2, 2009, Through October 31, 2010
		Since
	One	Inception
	Year	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Market Price	25.13%	86.57%
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Net Asset Value	24.17	85.46
FTSE Global Small Cap ex US Index	23.10	89.44
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Fiscal-Year Total Returns (%): April 2, 2009, Through October 31, 2010

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Vanguard fund returns in most tables are adjusted to reflect the 0.75% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart shows non-adjusted returns, and the final table includes non-adjusted returns along with the fee-adjusted returns.

32

FTSE All-World ex-US Small-Cap Index Fund

Average Annual Total Returns: Periods Ended September 30, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	4/2/2009	16.15%	46.52%
Fee-Adjusted Returns		14.43	46.52
Institutional Shares	4/2/2009	16.42	46.88
Fee-Adjusted Returns		14.69	46.88
ETF Shares	4/2/2009
Market Price		16.36	47.15
Net Asset Value		16.37	46.82

Vanguard fund returns in most tables are adjusted to reflect the 0.75% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart shows non-adjusted returns, and the final table includes non-adjusted returns along with the fee-adjusted returns.

33

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia †		38,139	4.7%

Austria †		7,375	0.9%

Belgium
Bekaert SA	5,457	1,673	0.2%
Belgium—Other †		9,499	1.2%
		11,172	1.4%

Brazil †		13,613	1.7%

Canada
Crescent Point Energy Corp.	94,959	3,761	0.5%
* Silver Wheaton Corp.	130,667	3,756	0.5%
* Ivanhoe Mines Ltd.	139,416	3,338	0.4%
Eldorado Gold Corp.	194,636	3,296	0.4%
* Pacific Rubiales Energy Corp.	100,319	3,198	0.4%
* Valeant Pharmaceuticals International Inc.	112,547	3,114	0.4%
First Quantum Minerals Ltd.	31,128	2,726	0.3%
IAMGOLD Corp.	142,280	2,596	0.3%
RioCan Real Estate Investment Trust	93,326	2,109	0.3%
^ Fortis Inc.	65,028	2,064	0.2%
Intact Financial Corp.	44,600	2,020	0.2%
Niko Resources Ltd.	19,887	1,897	0.2%
Metro Inc. Class A	40,680	1,867	0.2%
* Sino-Forest Corp.	94,199	1,862	0.2%

34

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
CI Financial Corp.	88,062	1,843	0.2%
Tim Hortons Inc.	45,532	1,712	0.2%
* Petrobank Energy & Resources Ltd.	41,873	1,666	0.2%
Franco-Nevada Corp.	43,820	1,512	0.2%
* Equinox Minerals Ltd.	270,391	1,469	0.2%
* Osisko Mining Corp.	103,105	1,429	0.2%
Emera Inc.	48,786	1,420	0.2%
Onex Corp.	46,078	1,349	0.2%
* Gildan Activewear Inc.	46,500	1,340	0.2%
Pan American Silver Corp.	41,080	1,314	0.2%
Centerra Gold Inc.	65,402	1,305	0.2%
* Viterra Inc.	134,977	1,293	0.1%
Canada—Other †		73,843	9.2%
		129,099	16.0%

Chile †		2,162	0.3%

China †		27,745	3.5%

Denmark
DSV A/S	78,386	1,607	0.2%
Denmark—Other †		5,820	0.7%
		7,427	0.9%

Egypt †		1,180	0.2%

Finland
Elisa Oyj	63,726	1,363	0.2%
Finland—Other †		12,276	1.5%
		13,639	1.7%
France
Groupe Eurotunnel SA	182,540	1,816	0.2%
* Valeo SA	29,420	1,590	0.2%
Arkema SA	23,976	1,549	0.2%
Gemalto NV	33,638	1,533	0.2%
France—Other †		25,244	3.1%
		31,732	3.9%
Germany
Symrise AG	45,457	1,381	0.2%
Germany—Other †		31,128	3.8%
		32,509	4.0%

Greece †		4,234	0.5%

Hong Kong †		9,538	1.2%

Hungary †		222	0.0%

35

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
India †		25,701	3.2%
Indonesia †		5,780	0.7%
Ireland †		4,945	0.6%
Israel †		2,524	0.3%
Italy
Prysmian SPA	67,934	1,317	0.2%
Italy—Other †		17,816	2.2%
		19,133	2.4%
Japan †		84,679	10.5%
Malaysia †		6,915	0.9%
Mexico †		6,380	0.8%
Netherlands †		14,177	1.8%
New Zealand †		1,407	0.2%
Norway †		14,049	1.7%
Philippines †		3,769	0.5%
Poland †		3,801	0.5%
Portugal †		2,650	0.3%
Russia †		3,603	0.5%
Singapore †		8,643	1.1%
South Africa †		4,024	0.5%
South Korea †		23,390	2.9%
Spain †		12,574	1.6%
Sweden
^ Hexagon AB Class B	71,519	1,455	0.2%
Sweden—Other †		18,128	2.2%
		19,583	2.4%
Switzerland
* Clariant AG	95,028	1,607	0.2%

36

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Sulzer AG		12,716	1,548	0.2%
Aryzta AG		31,639	1,402	0.2%
*,^ Logitech International SA		72,212	1,369	0.2%
PSP Swiss Property AG		17,739	1,363	0.1%
Switzerland—Other †			24,298	3.0%
			31,587	3.9%

Taiwan †			43,039	5.4%

Thailand †			4,922	0.6%

Turkey †			5,011	0.6%

United Kingdom
Weir Group plc		80,271	2,003	0.2%
Intertek Group plc		60,997	1,813	0.2%
GKN plc		600,553	1,706	0.2%
Investec plc		208,203	1,662	0.2%
Informa plc		229,727	1,606	0.2%
IMI plc		122,481	1,549	0.2%
SSL International plc		79,829	1,482	0.2%
Meggitt plc		265,466	1,403	0.2%
Pennon Group plc		137,932	1,377	0.2%
United Kingdom—Other †			94,982	11.8%
			109,583	13.6%
Total Common Stocks (Cost $651,774)			791,655	98.4%

	Coupon
Temporary Cash Investment
Money Market Fund
1,2 Vanguard Market Liquidity Fund (Cost $36,386)	0.237%	36,386,192	36,386	4.5%
Total Investments (Cost $688,160)			828,041	102.9%
Other Assets and Liabilities
Other Assets			9,399	1.2%
Liabilities[2]			(32,516)	(4.1%)
			(23,117)	(2.9%)
Net Assets			804,924	100.0%

37

FTSE All-World ex-US Small-Cap Index Fund

At October 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	649,292
Undistributed Net Investment Income	8,706
Accumulated Net Realized Gains	6,983
Unrealized Appreciation (Depreciation)
Investment Securities	139,881
Foreign Currencies	62
Net Assets	804,924

Investor Shares—Net Assets
Applicable to 4,680,835 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	170,120
Net Asset Value Per Share—Investor Shares	$36.34

Institutional Shares—Net Assets
Applicable to 50,881 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,279
Net Asset Value Per Share—Institutional Shares	$182.36

ETF Shares—Net Assets
Applicable to 6,558,021 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	625,525
Net Asset Value Per Share—ETF Shares	$95.38

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $29,670,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $32,057,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

38

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Year Ended
October 31, 2010
($000)
Investment Income
Income
Dividends[1]	12,997
Interest[2]	5
Security Lending	641
Total Income	13,643
Expenses
The Vanguard Group—Note B
Investment Advisory Services	59
Management and Administrative—Investor Shares	479
Management and Administrative—Institutional Shares	16
Management and Administrative—ETF Shares	876
Marketing and Distribution—Investor Shares	25
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—ETF Shares	112
Custodian Fees	442
Auditing Fees	35
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	25
Trustees’ Fees and Expenses	1
Total Expenses	2,073
Net Investment Income	11,570
Realized Net Gain (Loss)
Investment Securities Sold	7,647
Foreign Currencies	(170)
Realized Net Gain (Loss)	7,477
Change in Unrealized Appreciation (Depreciation)
Investment Securities	99,501
Foreign Currencies	108
Change in Unrealized Appreciation (Depreciation)	99,609
Net Increase (Decrease) in Net Assets Resulting from Operations	118,656

1 Dividends are net of foreign withholding taxes of $1,061,000.
2 Interest income from an affiliated company of the fund was $5,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

		March 19,
	Year Ended	2009[1] to
	October 31,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,570	1,667
Realized Net Gain (Loss)	7,477	2,840
Change in Unrealized Appreciation (Depreciation)	99,609	40,334
Net Increase (Decrease) in Net Assets Resulting from Operations	118,656	44,841
Distributions
Net Investment Income
Investor Shares	(739)	—
Institutional Shares	(83)	—
ETF Shares	(3,872)	—
Realized Capital Gain[2]
Investor Shares	(492)	—
Institutional Shares	(52)	—
ETF Shares	(2,310)	—
Total Distributions	(7,548)	—
Capital Share Transactions
Investor Shares	84,367	51,752
Institutional Shares	155	5,029
ETF Shares	256,271	251,401
Net Increase (Decrease) from Capital Share Transactions	340,793	308,182
Total Increase (Decrease)	451,901	353,023
Net Assets
Beginning of Period	353,023	—
End of Period[3]	804,924	353,023

1 Commencement of subscription period for the fund.
2 Includes fiscal 2010 short-term gain distributions totaling $2,854,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed net investment income of $8,706,000 and $1,695,000.

See accompanying Notes, which are an integral part of the Financial Statements.

40

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
	Year	March 19,
	Ended	2009[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009
Net Asset Value, Beginning of Period	$29.83	$20.00
Investment Operations
Net Investment Income	.603[2]	.257[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	6.430	9.573
Total from Investment Operations	7.033	9.830
Distributions
Dividends from Net Investment Income	(.314)	—
Distributions from Realized Capital Gains	(.209)	—
Total Distributions	(.523)	—
Net Asset Value, End of Period	$36.34	$29.83

Total Return[4]	23.90%	49.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$170	$62
Ratio of Total Expenses to Average Net Assets	0.55%	0.78%[5]
Ratio of Net Investment Income to Average Net Assets	1.89%	1.49%[5]
Portfolio Turnover Rate[6]	19%	19%

1 Subscription period for the fund was March 19, 2009, to April 2, 2009, during which time all assets were held in money market instruments. Performance measurement began April 2, 2009, at a net asset value of $20.00.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.05 and $.04.
4 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
	Year	April 2,
	Ended	2009[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009
Net Asset Value, Beginning of Period	$149.40	$100.00
Investment Operations
Net Investment Income	3.284[2]	1.625[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	32.377	47.775
Total from Investment Operations	35.661	49.400
Distributions
Dividends from Net Investment Income	(1.655)	—
Distributions from Realized Capital Gains	(1.046)	—
Total Distributions	(2.701)	—
Net Asset Value, End of Period	$182.36	$149.40

Total Return[4]	24.21%	49.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9	$7
Ratio of Total Expenses to Average Net Assets	0.30%	0.52%[5]
Ratio of Net Investment Income to Average Net Assets	2.14%	1.75%[5]
Portfolio Turnover Rate[6]	19%	19%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.32 and $.27.
4 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
	Year	April 2,
	Ended	2009[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009
Net Asset Value, Beginning of Period	$78.21	$52.36
Investment Operations
Net Investment Income	1.750[2]	.714[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	16.884	25.136
Total from Investment Operations	18.634	25.850
Distributions
Dividends from Net Investment Income	(.917)	—
Distributions from Realized Capital Gains	(.547)	—
Total Distributions	(1.464)	—
Net Asset Value, End of Period	$95.38	$78.21

Total Return	24.17%	49.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$626	$283
Ratio of Total Expenses to Average Net Assets	0.33%	0.55%[4]
Ratio of Net Investment Income to Average Net Assets	2.11%	1.72%[4]
Portfolio Turnover Rate[5]	19%	19%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from purchase and redemption fees of $.14 and $.07.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2009–2010), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

44

FTSE All-World ex-US Small-Cap Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2010, the fund had contributed capital of $125,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	151,254	—	—
Common Stocks—Other	—	640,375	26
Temporary Cash Investments	36,386	—	—
Total	187,640	640,375	26

45

FTSE All-World ex-US Small-Cap Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2010:

Investments in
Common Stocks—Other
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	—
Transfers in and/or out of Level 3	28
Change in Unrealized Appreciation (Depreciation)	(2)
Balance as of October 31, 2010	26

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2010, the fund realized net foreign currency losses of $170,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized gains to undistributed net investment income

Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation of $2,154,000 on the fund’s passive foreign investment company holdings at October 31, 2009, has been distributed and is reflected in the balance of undistributed net investment income. During the year ended October 31, 2010, the fund realized gains on the sale of passive foreign investment companies of $575,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income. Since October 31, 2009, the fund’s passive foreign investment company holdings have appreciated in value, increasing the amount of taxable income available for distribution as of October 31, 2010, by $7,049,000. Unrealized appreciation on the fund’s passive foreign investment company holdings at October 31, 2010, was $9,203,000.

The fund’s realized gains for the year ended October 31, 2010, include $59,000 of capital gain tax paid on sales of Indian securities. This tax is treated as a decrease in taxable income; accordingly, this amount has been reclassified from accumulated net realized gains to undistributed net investment income.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income and realized capital gains. Accordingly, the fund has reclassified $211,000 from undistributed net investment income, and $75,000 from accumulated net realized gains, to paid-in capital.

46

FTSE All-World ex-US Small-Cap Index Fund

For tax purposes, at October 31, 2010, the fund had $21,371,000 of ordinary income and $3,901,000 of long-term capital gains available for distribution.

At October 31, 2010, the cost of investment securities for tax purposes was $697,524,000. Net unrealized appreciation of investment securities for tax purposes was $130,517,000, consisting of unrealized gains of $150,025,000 on securities that had risen in value since their purchase and $19,508,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2010, the fund purchased $436,639,000 of investment securities and sold $105,742,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

		Year Ended	March 19, 2009[1] to
	October 31, 2010			October 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[2]	106,128	3,290	56,570	2,278
Issued in Lieu of Cash Distributions	1,070	35	—	—
Redeemed[3]	(22,831)	(736)	(4,818)	(186)
Net Increase (Decrease)—Investor Shares	84,367	2,589	51,752	2,092
Institutional Shares
Issued[2]	—	—	5,029	50
Issued in Lieu of Cash Distributions	155	1	—	—
Redeemed[3]	—	—	—	—
Net Increase (Decrease)—Institutional Shares	155	1	5,029	50
ETF Shares
Issued[2]	256,271	2,938	251,401	3,620
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[3]	—	—	—	—
Net Increase (Decrease)—ETF Shares	256,271	2,938	251,401	3,620

1 Commencement of subscription period for the fund.
2 Includes purchase fees for fiscal 2010 and 2009 of $737,000 and $331,000, respectively (fund totals).
3 Net redemption fees for fiscal 2010 and 2009 of $404,000 and $27,000, respectively (fund totals).

G. In preparing the financial statements as of October 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

47

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

In our opinion, the accompanying statements of net assets—investment summaries and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting two separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) at October 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement present-ation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and broker and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 14, 2010

48

Special 2010 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $114,514,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $226,899,000 and foreign taxes paid of $16,623,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2011 to determine the calendar year amounts to be included on their 2010 tax returns.

Special 2010 tax information (unaudited) for Vanguard FTSE All-World ex-US
Small-Cap Index Fund

This information for the fiscal year ended October 31, 2010, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,342,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $12,638,000 and foreign taxes paid of $1,024,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2011 to determine the calendar year amounts to be included on their 2010 tax returns.

49

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income , using actual prior-year figures and estimates for 2010. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE International Index Funds
Periods Ended October 31, 2010

		Since
	One	Inception
	Year	(3/8/2007)
FTSE All-World ex-US Index Fund Investor Shares
Returns Before Taxes	13.94%	-0.84%
Returns After Taxes on Distributions	13.63	-1.05
Returns After Taxes on Distributions and Sale of Fund Shares	9.44	-0.75

		Since
	One	Inception
	Year	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund Investor Shares
Returns Before Taxes	22.07%	47.47%
Returns After Taxes on Distributions	21.50	45.65
Returns After Taxes on Distributions and Sale of Fund Shares	14.42	39.50

Returns for the FTSE All-World ex-US Small-Cap Index Fund are adjusted to reflect the 0.75% fee on purchases and redeptions. Returns for the FTSE All-World ex-US Index Fund do not reflect the 2% fee on redemptions of shares held for less than two months.

50

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

51

Six Months Ended October 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2010	10/31/2010	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,074.01	$1.83
Institutional Shares	1,000.00	1,074.96	0.78
ETF Shares	1,000.00	1,074.67	1.15
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,105.23	$2.65
Institutional Shares	1,000.00	1,106.69	1.33
ETF Shares	1,000.00	1,106.50	1.54
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.44	$1.79
Institutional Shares	1,000.00	1,024.45	0.77
ETF Shares	1,000.00	1,024.10	1.12
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,022.68	$2.55
Institutional Shares	1,000.00	1,023.95	1.28
ETF Shares	1,000.00	1,023.74	1.48

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.35% for Investor Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.50% for Investor Shares, 0.25% for Institutional Shares, and 0.29% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

52

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

53

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

54

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 178 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
F. William McNabb III	Occupation(s) During the Past Five Years: President
Born 1957. Trustee Since July 2009. Chairman of the	of the University of Pennsylvania; Christopher H.
Board. Principal Occupation(s) During the Past Five	Browne Distinguished Professor of Political Science
Years: Chairman of the Board of The Vanguard Group,	in the School of Arts and Sciences with secondary
Inc., and of each of the investment companies served	appointments at the Annenberg School for Commu-
by The Vanguard Group, since January 2010; Director	nication and the Graduate School of Education
of The Vanguard Group since 2008; Chief Executive	of the University of Pennsylvania; Director of
Officer and President of The Vanguard Group and of	Carnegie Corporation of New York, Schuylkill River
each of the investment companies served by The	Development Corporation, and Greater Philadelphia
Vanguard Group since 2008; Director of Vanguard	Chamber of Commerce; Trustee of the National
Marketing Corporation; Managing Director of The	Constitution Center; Chair of the Presidential
Vanguard Group (1995–2008) .	Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen
Independent Trustees	Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate
Emerson U. Fullwood	Vice President and Chief Global Diversity Officer
Born 1948. Trustee Since January 2008. Principal	since 2006 (retired 2008) and Member of the
Occupation(s) During the Past Five Years: Executive	Executive Committee (retired 2008) of Johnson &
Chief Staff and Marketing Officer for North America	Johnson (pharmaceuticals/consumer products); Vice
and Corporate Vice President (retired 2008) of Xerox	President and Chief Information Officer of Johnson &
Corporation (document management products and	Johnson (1997–2005); Director of the University
services); Director of SPX Corporation (multi-industry	Medical Center at Princeton and Women’s Research
manufacturing), the United Way of Rochester,	and Education Institute; Member of the Advisory
Amerigroup Corporation (managed health care),	Board of the Maxwell School of Citizenship and Public
the University of Rochester Medical Center, and	Affairs at Syracuse University.
Monroe Community College Foundation.
F. Joseph Loughrey
Rajiv L. Gupta	Born 1949. Trustee Since October 2009. Principal
Born 1945. Trustee Since December 2001.[2]	Occupation(s) During the Past Five Years: President
Principal Occupation(s) During the Past Five Years:	and Chief Operating Officer since 2005 (retired 2009)
Chairman and Chief Executive Officer (retired 2009)	and Vice Chairman of the Board (2008–2009) of
and President (2006–2008) of Rohm and Haas Co.	Cummins Inc. (industrial machinery); Director of
(chemicals); Director of Tyco International, Ltd.	SKF AB (industrial machinery), Hillenbrand, Inc.
(diversified manufacturing and services) and Hewlett-	(specialized consumer services), Sauer-Danfoss Inc.
Packard Co. (electronic computer manufacturing);	(machinery), the Lumina Foundation for Education,
Trustee of The Conference Board; Member of the	and Oxfam America; Chairman of the Advisory
Board of Managers of Delphi Automotive LLP	Council for the College of Arts and Letters at the
(automotive components) .	University of Notre Dame.

André F. Perold	Kathryn J. Hyatt
Born 1952. Trustee Since December 2004. Principal	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Principal
Gund Professor of Finance and Banking at the Harvard	of The Vanguard Group, Inc.; Treasurer of each of
Business School; Chair of the Investment Committee	the investment companies served by The Vanguard
of HighVista Strategies LLC (private investment firm) .	Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
Alfred M. Rankin, Jr.	(1988–2008) .
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Heidi Stam
President, and Chief Executive Officer of NACCO	Born 1956. Secretary Since July 2005. Principal
Industries, Inc. (forklift trucks/housewares/lignite);	Occupation(s) During the Past Five Years: Managing
Director of Goodrich Corporation (industrial products/	Director of The Vanguard Group, Inc., since 2006;
aircraft systems and services); Chairman of the	General Counsel of The Vanguard Group since 2005;
Federal Reserve Bank of Cleveland; Trustee of The	Secretary of The Vanguard Group and of each of the
Cleveland Museum of Art.	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Peter F. Volanakis	Vanguard Marketing Corporation since 2005;
Born 1955. Trustee Since July 2009. Principal	Principal of The Vanguard Group (1997–2006).
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	Vanguard Senior Management Team
President of Corning Technologies (2001–2005);
Director of Corning Incorporated and Dow Corning;	R. Gregory Barton	Michael S. Miller
Trustee of the Corning Incorporated Foundation and	Mortimer J. Buckley	James M. Norris
the Corning Museum of Glass; Overseer of the	Kathleen C. Gubanich	Glenn W. Reed
Amos Tuck School of Business Administration at	Paul A. Heller	George U. Sauter
Dartmouth College.

Chairman Emeritus and Senior Advisor
Executive Officers
John J. Brennan
Glenn Booraem	Chairman, 1996–2009
Born 1967. Controller Since July 2010. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard	Founder
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard	John C. Bogle
Group (2001–2010) .	Chairman and Chief Executive Officer, 1974–1996

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008) .

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	“FTSE®” is a trademark jointly owned by the London
Direct Investor Account Services > 800-662-2739	Stock Exchange plc and The Financial Times Limited
Institutional Investor Services > 800-523-1036	and is used by FTSE International Limited under license.
Text Telephone for People	”All-World” is a trademark of FTSE International
With Hearing Impairment > 800-749-7273	Limited. The FTSE All-World ex US Index and FTSE
Global Small Cap ex US Index are calculated by FTSE
International Limited. FTSE International Limited does
This material may be used in conjunction	not sponsor, endorse, or promote the funds; is not in
with the offering of shares of any Vanguard	any way connected to them; and does not accept any
fund only if preceded or accompanied by	liability in relation to their issue, operation, and
the fund’s current prospectus.	trading.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7700 122010

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.3%)
Australia (5.8%)
	BHP Billiton Ltd.	2,381,208	98,395
	Commonwealth Bank of Australia	1,088,579	52,332
	Westpac Banking Corp.	2,112,273	47,034
	Australia & New Zealand Banking Group Ltd.	1,813,794	44,251
	National Australia Bank Ltd.	1,502,040	37,594
	Rio Tinto Ltd.	322,985	26,285
	Woolworths Ltd.	871,964	24,207
	Wesfarmers Ltd.	710,410	23,115
	Newcrest Mining Ltd.	541,491	21,310
	Westfield Group	1,639,076	19,935
	Woodside Petroleum Ltd.	412,379	17,635
	CSL Ltd.	388,603	12,532
	QBE Insurance Group Ltd.	731,504	12,304
	Origin Energy Ltd.	623,181	9,756
	Macquarie Group Ltd.	244,628	8,698
	Telstra Corp. Ltd.	3,127,140	8,195
	Suncorp-Metway Ltd.	902,567	8,148
	Foster's Group Ltd.	1,367,996	7,843
	AMP Ltd.	1,469,983	7,699
	Santos Ltd.	588,550	7,277
	Orica Ltd.	256,516	6,338
	Brambles Ltd.	1,011,990	6,329
	Stockland	1,697,159	6,285
	AXA Asia Pacific Holdings Ltd.	1,100,038	5,858
	Oil Search Ltd.	931,686	5,825
	Amcor Ltd.	870,810	5,738
	Insurance Australia Group Ltd.	1,476,842	5,523
*	Fortescue Metals Group Ltd.	877,812	5,398
	Transurban Group	1,029,262	5,266
	AGL Energy Ltd.	315,129	4,976
	Coca-Cola Amatil Ltd.	404,786	4,825
	ASX Ltd.	123,615	4,504
	Incitec Pivot Ltd.	1,149,485	4,209
	Computershare Ltd.	390,111	3,874
	WorleyParsons Ltd.	170,244	3,837
^	Leighton Holdings Ltd.	105,416	3,793
	GPT Group	1,322,007	3,621
	Wesfarmers Ltd. Price Protected Shares	109,133	3,575
	TABCORP Holdings Ltd.	479,005	3,465
	Alumina Ltd.	1,723,622	3,444
	OZ Minerals Ltd.	2,206,711	3,403
*	Asciano Group	2,056,873	3,160
	Mirvac Group	2,455,909	3,125
	Toll Holdings Ltd.	490,594	2,984
	Sonic Healthcare Ltd.	276,623	2,951
	Goodman Group	4,522,486	2,797
	Lend Lease Group	395,555	2,793
	Cochlear Ltd.	39,686	2,765
	Dexus Property Group	3,376,926	2,750
	CFS Retail Property Trust	1,507,173	2,744
	BlueScope Steel Ltd.	1,291,830	2,539
	OneSteel Ltd.	946,736	2,513
	Intoll Group	1,626,515	2,397
	Sims Metal Management Ltd.	143,605	2,306
	Metcash Ltd.	529,523	2,267
*	Qantas Airways Ltd.	799,176	2,231
	Crown Ltd.	272,107	2,228
	Tatts Group Ltd.	901,308	2,207
	Bendigo and Adelaide Bank Ltd.	248,309	2,205
	Boral Ltd.	503,636	2,169
*,^	Paladin Energy Ltd.	518,758	2,094

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
* Iluka Resources Ltd.	299,519	1,982
CSR Ltd.	1,095,385	1,958
Harvey Norman Holdings Ltd.	561,870	1,834
* James Hardie Industries SE	303,624	1,609
MAp Group	532,029	1,590
Bank of Queensland Ltd.	151,174	1,542
Goodman Fielder Ltd.	1,002,828	1,458
Commonwealth Property Office Fund	1,442,590	1,295
Challenger Financial Services Group Ltd.	282,889	1,276
Aristocrat Leisure Ltd.	369,829	1,274
Ansell Ltd.	91,290	1,214
Perpetual Ltd.	31,557	1,172
Adelaide Brighton Ltd.	332,413	1,165
Flight Centre Ltd.	51,209	1,146
IOOF Holdings Ltd.	158,798	1,118
Caltex Australia Ltd.	98,112	1,118
Billabong International Ltd.	139,477	1,112
Ten Network Holdings Ltd.	743,414	1,050
Charter Hall Office REIT	339,542	877
SP AusNet	959,354	873
Downer EDI Ltd.	172,967	859
New Hope Corp. Ltd.	178,697	857
* AWB Ltd.	580,671	845
* Aquila Resources Ltd.	87,164	740
Tower Australia Group Ltd.	311,219	736
^ Fairfax Media Ltd.	502,021	713
Energy Resources of Australia Ltd.	54,149	693
GWA Group Ltd.	212,783	641
Nufarm Ltd.	143,366	639
* DuluxGroup Ltd.	236,184	625
Consolidated Media Holdings Ltd.	161,621	531
Australand Property Group	187,737	511
* Macquarie Atlas Roads Group	331,895	472
Spotless Group Ltd.	204,442	458
* Gunns Ltd.	649,105	432
Sigma Pharmaceuticals Ltd.	891,604	395
Envestra Ltd.	729,809	372
^ West Australian Newspapers Holdings Ltd.	50,188	352
APN News & Media Ltd.	117,338	223
* Elders Ltd.	281,371	178
* ABC Learning Centres Ltd.	44,287	23
		683,814
Austria (0.3%)
Erste Group Bank AG	200,315	9,051
Voestalpine AG	120,148	4,771
OMV AG	106,169	3,971
Telekom Austria AG	238,234	3,648
* IMMOFINANZ AG	747,820	2,949
^ Raiffeisen Bank International AG	41,560	2,347
Vienna Insurance Group AG Wiener Versicherung Gruppe	26,819	1,442
^ Verbund AG	32,323	1,293
Strabag SE	26,268	680
		30,152
Belgium (0.7%)
Anheuser-Busch InBev NV	565,393	35,509
Ageas	1,794,705	5,526
* KBC Groep NV	125,725	5,474
Groupe Bruxelles Lambert SA	56,957	5,046
Delhaize Group SA	71,394	4,990
Belgacom SA	120,294	4,724
Umicore	84,573	3,985
UCB SA	97,439	3,780
Solvay SA Class A	29,966	3,175
Colruyt SA	47,185	2,663

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
* Dexia SA	398,067	1,774
Cie Nationale a Portefeuille	22,872	1,224
Mobistar SA	12,548	831
		78,701
Brazil (4.2%)
Itau Unibanco Holding SA ADR	1,497,577	36,780
Petroleo Brasileiro SA ADR Type A	1,146,160	35,749
Petroleo Brasileiro SA ADR	880,195	30,032
Banco Bradesco SA ADR	1,306,054	27,166
Vale SA Class B Pfd. ADR	872,728	25,073
Petroleo Brasileiro SA Prior Pfd.	1,462,611	22,271
Vale SA Class B ADR	634,204	20,383
Vale SA Prior Pfd.	621,075	17,442
Cia de Bebidas das Americas ADR	124,055	17,273
Vale SA	516,829	16,277
Banco do Brasil SA	812,086	15,723
Itausa - Investimentos Itau SA Prior Pfd.	1,904,580	14,909
Petroleo Brasileiro SA	811,871	13,604
BM&FBovespa SA	1,453,236	12,120
Cia Siderurgica Nacional SA ADR	629,818	10,631
Natura Cosmeticos SA	303,073	8,663
BRF - Brasil Foods SA	575,052	8,300
Banco Santander Brasil SA	543,806	7,679
Cia de Concessoes Rodoviarias	235,076	6,360
* OGX Petroleo e Gas Participacoes SA	458,292	5,992
Gerdau SA ADR	371,548	4,845
PDG Realty SA Empreendimentos e Participacoes	388,600	4,811
Redecard SA	359,337	4,647
* All America Latina Logistica SA	491,316	4,646
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	362,954	4,551
Bradespar SA Prior Pfd.	163,340	4,131
Cia Energetica de Minas Gerais ADR	226,951	4,049
Ultrapar Participacoes SA Prior Pfd.	62,556	3,800
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	94,632	3,748
Empresa Brasileira de Aeronautica SA ADR	126,309	3,644
Lojas Renner SA	86,700	3,440
Souza Cruz SA	65,200	3,411
Cielo SA	391,895	3,377
* Hypermarcas SA	194,316	3,211
Cia de Bebidas das Americas	27,390	3,097
Cyrela Brazil Realty SA Empreendimentos e Participacoes	223,671	3,076
Itau Unibanco Holding SA Prior Pfd.	123,255	2,979
Metalurgica Gerdau SA Prior Pfd. Class A	193,818	2,967
Cia Siderurgica Nacional SA	176,500	2,922
Tractebel Energia SA	190,170	2,863
Weg SA	219,256	2,863
Lojas Americanas SA Prior Pfd.	257,400	2,754
Centrais Eletricas Brasileiras SA	196,734	2,696
Centrais Eletricas Brasileiras SA Prior Pfd.	163,800	2,631
Cia de Bebidas das Americas Prior Pfd.	19,139	2,623
Tele Norte Leste Participacoes SA ADR	166,821	2,559
* Fibria Celulose SA	132,000	2,355
Cia Paranaense de Energia ADR	92,700	2,153
Usinas Siderurgicas de Minas Gerais SA	145,220	2,110
Duratex SA	165,900	1,912
Braskem SA ADR	90,700	1,891
TAM SA Prior Pfd.	71,281	1,733
Cia Energetica de Sao Paulo Prior Pfd.	110,634	1,731
Suzano Papel e Celulose SA Prior Pfd.	183,174	1,723
MRV Engenharia e Participacoes SA	174,900	1,702
Banco do Estado do Rio Grande do Sul Prior Pfd.	147,500	1,614
Gerdau SA Prior Pfd.	124,700	1,602
Porto Seguro SA	97,012	1,416
* LLX Logistica SA	257,800	1,413

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
AES Tiete SA Prior Pfd.	98,116	1,362
JBS SA	353,174	1,358
* MMX Mineracao e Metalicos SA	165,000	1,327
Tim Participacoes SA ADR	40,301	1,300
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	70,304	1,220
Klabin SA Prior Pfd.	421,600	1,178
* Vale Fertilizantes SA Prior Pfd.	102,092	1,150
Cia de Saneamento Basico do Estado de Sao Paulo	49,692	1,125
Vivo Participacoes SA ADR	38,197	1,094
Marfrig Alimentos SA	121,400	1,082
Gerdau SA	105,884	1,046
Amil Participacoes SA	102,600	1,044
Vivo Participacoes SA Prior Pfd.	36,000	1,031
EDP - Energias do Brasil SA	45,000	977
Light SA	75,564	952
Tele Norte Leste Participacoes SA	46,794	937
Cosan SA Industria e Comercio	58,334	927
CPFL Energia SA	38,100	897
Cia Energetica de Minas Gerais Prior Pfd.	50,200	880
Multiplan Empreendimentos Imobiliarios SA	36,600	850
M Dias Branco SA	33,300	842
* Brasil Telecom SA ADR	37,864	835
Telemar Norte Leste SA Prior Pfd.	28,700	814
B2W Cia Global Do Varejo	43,902	798
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	25,700	796
* Tim Participacoes SA	188,068	757
* Brasil Telecom SA Prior Pfd.	102,090	750
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	18,900	742
BRF - Brasil Foods SA ADR	48,832	714
Telecomunicacoes de Sao Paulo SA Prior Pfd.	28,000	671
Banco Bradesco SA Prior Pfd.	30,855	632
Cia Energetica de Minas Gerais	43,562	569
AES Tiete SA	42,600	498
Cia de Gas de Sao Paulo Prior Pfd.	20,500	438
Tele Norte Leste Participacoes SA Prior Pfd.	19,400	297
Empresa Brasileira de Aeronautica SA	31,400	222
Tim Participacoes SA Prior Pfd.	62,158	200
* Brasil Telecom SA ADR	18,203	167
Braskem SA Prior Pfd.	9,400	96
		498,698
Canada (6.0%)
^ Royal Bank of Canada	1,009,491	53,835
Toronto-Dominion Bank	619,514	44,615
Bank of Nova Scotia	728,966	39,075
Suncor Energy Inc.	1,104,399	35,388
Barrick Gold Corp.	696,695	33,554
Potash Corp. of Saskatchewan Inc.	209,315	30,272
Canadian Natural Resources Ltd.	768,702	27,985
Bank of Montreal	399,400	23,587
Goldcorp Inc.	522,486	23,330
* Research In Motion Ltd.	395,537	22,497
Canadian National Railway Co.	332,214	21,518
^ Canadian Imperial Bank of Commerce	274,423	21,049
Teck Resources Ltd. Class B	411,320	18,390
TransCanada Corp.	487,959	18,023
Manulife Financial Corp.	1,248,523	15,804
Encana Corp.	527,780	14,909
Cenovus Energy Inc.	534,267	14,867
Enbridge Inc.	267,864	14,815
Kinross Gold Corp.	789,305	14,201
Talisman Energy Inc.	723,011	13,108
Brookfield Asset Management Inc. Class A	404,657	12,014
^ Rogers Communications Inc. Class B	328,841	11,981
Sun Life Financial Inc.	401,542	11,362

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Thomson Reuters Corp.	291,913	11,148
Agrium Inc.	111,626	9,874
Imperial Oil Ltd.	240,835	9,261
Agnico-Eagle Mines Ltd.	118,846	9,217
Cameco Corp.	278,210	8,606
Power Corp. of Canada	289,716	8,084
Nexen Inc.	370,038	7,873
Canadian Pacific Railway Ltd.	119,400	7,783
National Bank of Canada	113,981	7,502
Magna International Inc.	79,433	7,184
Shaw Communications Inc. Class B	290,700	6,234
Power Financial Corp.	198,800	5,986
BCE Inc.	178,205	5,977
Shoppers Drug Mart Corp.	152,830	5,814
Fairfax Financial Holdings Ltd.	14,126	5,778
Yamana Gold Inc.	523,795	5,762
SNC-Lavalin Group Inc.	107,500	5,491
Great-West Lifeco Inc.	202,395	5,287
Bombardier Inc. Class B	1,018,815	5,075
Brookfield Properties Corp.	266,934	4,612
Husky Energy Inc.	179,928	4,467
Saputo Inc.	110,890	4,238
IGM Financial Inc.	92,866	3,930
Loblaw Cos. Ltd.	77,777	3,323
Canadian Tire Corp. Ltd. Class A	56,002	3,272
TransAlta Corp.	156,843	3,176
George Weston Ltd.	36,459	2,930
Canadian Utilities Ltd. Class A	60,121	2,888
Finning International Inc.	122,060	2,870
* CGI Group Inc. Class A	173,678	2,672
TELUS Corp.	40,837	1,810
TELUS Corp. Class A	34,683	1,467
Bombardier Inc. Class A	47,233	235
		716,005
Chile (0.5%)
Empresas COPEC SA	367,452	6,917
SACI Falabella	676,672	6,769
Sociedad Quimica y Minera de Chile SA ADR	82,476	4,272
Empresas CMPC SA	78,508	4,221
Empresa Nacional de Electricidad SA ADR	75,556	4,032
CAP SA	78,634	4,017
Centros Comerciales Sudamericanos SA	475,378	3,704
Enersis SA ADR	152,455	3,478
Banco Santander Chile ADR	29,461	2,729
Banco de Chile	17,773,192	2,547
Lan Airlines SA	71,857	2,232
Colbun SA	4,928,522	1,348
Banco de Credito e Inversiones	21,467	1,297
Empresa Nacional de Electricidad SA	645,415	1,149
Cia Cervecerias Unidas SA	96,304	1,077
Corpbanca	64,887,520	1,021
ENTEL Chile SA	63,093	1,003
AES Gener SA	1,645,598	908
Enersis SA	1,511,109	689
Embotelladora Andina SA Prior Pfd.	95,416	472
Sociedad Quimica y Minera de Chile SA Class B	2,337	121
		54,003
China (4.5%)
China Construction Bank Corp.	47,856,770	45,751
China Mobile Ltd.	4,263,351	43,539
Industrial & Commercial Bank of China	44,157,391	35,675
CNOOC Ltd.	12,676,000	26,464
Bank of China Ltd.	40,480,000	24,314
China Life Insurance Co. Ltd.	5,282,000	23,221

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	PetroChina Co. Ltd.	14,988,000	18,449
	Ping An Insurance Group Co. of China Ltd.	1,523,638	16,473
	Tencent Holdings Ltd.	643,758	14,798
	China Petroleum & Chemical Corp.	11,902,000	11,324
	China Shenhua Energy Co. Ltd.	2,402,000	10,723
	Belle International Holdings Ltd.	4,474,592	8,105
	China Merchants Bank Co. Ltd.	2,784,946	7,936
	China Unicom Hong Kong Ltd.	5,054,182	7,108
	Bank of Communications Co. Ltd.	5,602,200	6,138
	Hengan International Group Co. Ltd.	644,658	6,078
	China Overseas Land & Investment Ltd.	2,877,760	6,066
	China Telecom Corp. Ltd.	11,412,000	5,960
*	Agricultural Bank of China Ltd.	10,830,000	5,715
	China Coal Energy Co. Ltd.	2,912,000	5,063
	China Citic Bank Corp. Ltd.	6,665,700	4,860
	Tingyi Cayman Islands Holding Corp.	1,584,192	4,319
	Want Want China Holdings Ltd.	4,632,728	4,282
	Yanzhou Coal Mining Co. Ltd.	1,400,000	4,051
	Dongfeng Motor Group Co. Ltd.	1,820,000	3,959
	China Yurun Food Group Ltd.	936,000	3,653
	Inner Mongolia Yitai Coal Co. Class B	513,120	3,620
	China Resources Enterprise Ltd.	850,000	3,603
*	PICC Property & Casualty Co. Ltd.	2,348,000	3,467
	Lenovo Group Ltd.	5,238,000	3,402
*	Air China Ltd.	2,368,000	3,193
	China Communications Construction Co. Ltd.	3,133,000	3,004
	China Merchants Holdings International Co. Ltd.	852,000	2,996
^	Byd Co. Ltd.	486,600	2,978
	Beijing Enterprises Holdings Ltd.	408,500	2,799
	Jiangxi Copper Co. Ltd.	998,000	2,793
	China Resources Land Ltd.	1,410,000	2,787
*,^	GOME Electrical Appliances Holdings Ltd.	8,164,940	2,756
	China Pacific Insurance Group Co. Ltd.	649,600	2,702
	China Minsheng Banking Corp. Ltd.	2,886,300	2,687
*,^	Aluminum Corp. of China Ltd.	2,812,000	2,670
	Zijin Mining Group Co. Ltd.	2,808,000	2,654
	Guangzhou Automobile Group Co. Ltd.	1,723,558	2,624
	China Mengniu Dairy Co. Ltd.	915,000	2,622
	Anhui Conch Cement Co. Ltd.	614,000	2,584
	China Resources Power Holdings Co. Ltd.	1,318,400	2,542
	China Railway Group Ltd.	2,969,000	2,398
	Kunlun Energy Co. Ltd.	1,764,000	2,247
*	China Taiping Insurance Holdings Co. Ltd.	608,200	2,238
	Kingboard Chemical Holdings Ltd.	453,500	2,210
*	China COSCO Holdings Co. Ltd.	1,846,300	2,164
	China National Building Material Co. Ltd.	882,200	2,160
*,^	Alibaba.com Ltd.	1,075,500	2,103
	China International Marine Containers Group Co. Ltd. Class B	1,024,737	2,077
	Citic Pacific Ltd.	770,000	2,059
^	Sino-Ocean Land Holdings Ltd.	2,934,820	2,025
	China High Speed Transmission Equipment Group Co. Ltd.	976,000	1,999
	Weichai Power Co. Ltd.	145,000	1,913
^	Chaoda Modern Agriculture Holdings Ltd.	2,329,884	1,904
	Tsingtao Brewery Co. Ltd.	350,000	1,875
	Sinopharm Group Co.	472,000	1,858
	China Railway Construction Corp. Ltd.	1,481,074	1,854
	Parkson Retail Group Ltd.	1,018,500	1,844
	China Oilfield Services Ltd.	1,104,000	1,797
	Shanghai Industrial Holdings Ltd.	386,000	1,782
*	GCL Poly Energy Holdings Ltd.	5,558,000	1,774
	Shimao Property Holdings Ltd.	1,011,594	1,676
	China Agri-Industries Holdings Ltd.	1,126,000	1,646
	Nine Dragons Paper Holdings Ltd.	990,331	1,602
	BBMG Corp.	1,122,000	1,596

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Yantai Changyu Pioneer Wine Co. Class B	122,600	1,583
^	Li Ning Co. Ltd.	544,000	1,555
	China Everbright Ltd.	574,000	1,497
	Shanghai Electric Group Co. Ltd.	2,186,000	1,467
	COSCO Pacific Ltd.	932,000	1,460
	CSR Corp. Ltd.	1,425,000	1,451
^	Geely Automobile Holdings Ltd.	2,560,000	1,448
	Yuexiu Property Co. Ltd.	6,000,000	1,435
	Anta Sports Products Ltd.	692,000	1,433
^	ZTE Corp.	373,222	1,393
	China Shipping Development Co. Ltd.	944,000	1,380
	China Vanke Co. Ltd. Class B	960,539	1,379
	Huabao International Holdings Ltd.	872,000	1,318
	Poly Hong Kong Investments Ltd.	1,256,000	1,295
	Huaneng Power International Inc.	2,236,000	1,279
	Agile Property Holdings Ltd.	960,000	1,266
	Zhejiang Expressway Co. Ltd.	1,246,000	1,259
^	Angang Steel Co. Ltd.	796,000	1,257
*,^	China Southern Airlines Co. Ltd.	1,837,000	1,251
	Fushan International Energy Group Ltd.	1,844,000	1,241
	Soho China Ltd.	1,420,000	1,209
^	Dongfang Electric Corp. Ltd.	244,800	1,191
*,^	Semiconductor Manufacturing International Corp.	14,103,000	1,182
	Renhe Commercial Holdings Co. Ltd.	5,986,000	1,145
*	China Longyuan Power Group Corp.	1,083,000	1,129
	Golden Eagle Retail Group Ltd.	422,000	1,125
	China Dongxiang Group Co.	1,957,000	1,097
	Lee & Man Paper Manufacturing Ltd.	1,305,200	1,095
	Jiangsu Expressway Co. Ltd.	896,000	1,086
	Fosun International Ltd.	1,315,500	1,081
*,^	China Shipping Container Lines Co. Ltd.	2,555,700	1,044
	China BlueChemical Ltd.	1,270,000	1,006
	Great Wall Motor Co. Ltd.	318,500	1,004
*	Metallurgical Corp. of China Ltd.	1,988,000	964
^	Guangzhou R&F Properties Co. Ltd.	668,000	957
	Zhaojin Mining Industry Co. Ltd.	298,500	932
^	Shui On Land Ltd.	1,841,900	926
	China National Materials Co. Ltd.	1,035,000	924
^	Datang International Power Generation Co. Ltd.	2,256,000	910
	Franshion Properties China Ltd.	2,492,000	809
	Country Garden Holdings Co.	2,274,960	806
	CSG Holding Co. Ltd. Class B	563,712	788
^	Hidili Industry International Development Ltd.	727,000	778
*,^	China Eastern Airlines Corp. Ltd.	1,216,000	771
*	Sinofert Holdings Ltd.	1,449,153	770
	TPV Technology Ltd.	1,234,000	761
^	China Zhongwang Holdings Ltd.	1,220,800	730
	Beijing Capital International Airport Co. Ltd.	1,304,000	721
	Lianhua Supermarket Holdings Co. Ltd.	168,000	717
	Shenzhen Investment Ltd.	1,990,808	715
^	Maanshan Iron & Steel	1,244,000	715
	China Molybdenum Co. Ltd.	740,000	712
	Sinopec Shanghai Petrochemical Co. Ltd.	1,568,000	706
	China Communications Services Corp. Ltd.	1,180,000	689
	KWG Property Holding Ltd.	866,500	689
	Guangdong Investment Ltd.	1,364,000	685
^	China Foods Ltd.	792,000	658
	Shenzhen International Holdings Ltd.	7,890,000	622
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	382,790	603
	Hopson Development Holdings Ltd.	524,000	587
	Harbin Power Equipment Co. Ltd.	432,000	584
	Greentown China Holdings Ltd.	486,500	565
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	849,970	561
*	Xinjiang Goldwind Science & Technology Co. Ltd.	205,000	530

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
^	New World China Land Ltd.	1,319,600	490
	Hopewell Highway Infrastructure Ltd.	649,100	485
	Travelsky Technology Ltd.	500,000	483
*	China Travel International Inv HK	1,934,000	463
	Sichuan Expressway Co. Ltd.	674,000	439
	Inner Mongolia Eerduosi Cashmere Products Co. Ltd. Class B	282,500	431
^	Guangshen Railway Co. Ltd.	1,022,000	413
	Chongqing Changan Automobile Co. Ltd. Class B	389,656	406
*,^	Sinopec Yizheng Chemical Fibre Co. Ltd.	1,056,000	394
	Zhejiang Southeast Electric Power Co. Class B	632,700	391
	China Merchants Property Development Co. Ltd. Class B	187,950	386
*	Citic Resources Holdings Ltd.	1,451,300	372
	Weiqiao Textile Co.	450,000	356
	Sinotrans Ltd.	1,258,000	340
	Shandong Chenming Paper Holdings Ltd. Class B	359,100	310
	People's Food Holdings Ltd.	563,000	305
	Shenzhen Expressway Co. Ltd.	552,000	304
	Anhui Expressway Co.	376,000	287
	Guangzhou Shipyard International Co. Ltd.	136,000	278
	Guangdong Electric Power Development Co. Ltd. Class B	458,560	270
	Foshan Electrical and Lighting Co. Ltd. Class B	198,820	259
^	China Huiyuan Juice Group Ltd.	383,000	257
*	Global Bio-Chem Technology Group Co. Ltd.	1,573,599	256
	Dazhong Transportation Group Co. Ltd. Class B	345,500	254
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	143,700	244
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	137,100	241
	Jiangling Motors Corp. Ltd. Class B	69,000	227
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	200,391	217
^	Huadian Power International Co.	924,000	212
	Bengang Steel Plates Co. Class B	372,700	211
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	242,110	204
	Weifu High-Technology Group Co. Ltd. Class B	72,000	199
*	BOE Technology Group Co. Ltd. Class B	715,600	196
^	Beijing North Star Co. Ltd.	620,000	169
	Guangzhou Pharmaceutical Co. Ltd.	148,000	158
	Shanghai Friendship Group Inc. Ltd. Class B	90,790	131
*	Shanghai Haixin Group Co. Class B	286,800	126
*	Double Coin Holdings Ltd. Class B	132,000	119
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	243,435	118
	Shanghai Jinjiang International Investment Holdings Co. Class B	108,700	114
*	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	124,100	110
	Guangdong Provincial Expressway Development Co. Ltd. Class B	212,800	109
*	Huadian Energy Co. Ltd. Class B	299,100	107
*	Jinzhou Port Co. Ltd. Class B	211,860	106
^	Tianjin Capital Environmental Protection Group Co. Ltd.	286,000	99
*	Hainan Airlines Co. Ltd. Class B	35,200	38
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	39,600	23
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class B	2,100	1
			536,342
Colombia (0.2%)
	Ecopetrol SA	3,151,160	7,555
	Grupo de Inversiones Suramericana SA	165,023	3,678
	BanColombia SA ADR	49,528	3,341
	Inversiones Argos SA	225,570	2,698
	BanColombia SA	143,645	2,312
	Interconexion Electrica SA	234,038	1,858
	Cementos Argos SA	251,150	1,734
	Almacenes Exito SA	119,465	1,559
	Corp Financiera Colombiana SA	62,001	1,145
	Isagen SA ESP	613,428	859
			26,739
Czech Republic (0.1%)
	CEZ AS	149,931	6,630
	Komercni Banka AS	10,657	2,419

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Telefonica O2 Czech Republic AS	93,816	2,062
* Unipetrol	54,935	621
		11,732
Denmark (0.8%)
Novo Nordisk A/S Class B	349,092	36,655
* Danske Bank A/S	493,858	13,119
Carlsberg A/S Class B	84,085	9,193
AP Moller - Maersk A/S Class B	720	6,248
Novozymes A/S	38,818	5,172
* Vestas Wind Systems A/S	143,900	4,587
AP Moller - Maersk A/S	444	3,732
Danisco A/S	33,598	2,898
FLSmidth & Co. A/S	37,924	2,805
Coloplast A/S Class B	22,375	2,771
* William Demant Holding A/S	17,106	1,282
Tryg AS	18,484	931
H Lundbeck A/S	41,674	833
Rockwool International AS Class B	3,530	398
		90,624
Egypt (0.1%)
Orascom Construction Industries GDR	76,916	3,571
Commercial International Bank Egypt SAE	408,416	3,068
* Talaat Moustafa Group	1,103,040	1,452
* Orascom Telecom Holding SAE GDR	365,568	1,418
Egyptian Financial Group-Hermes Holding	280,724	1,410
Egyptian Kuwaiti Holding Co.	629,354	1,049
* Ezz Steel	305,708	994
Egyptian Co. for Mobile Services	26,915	807
Telecom Egypt	229,733	704
* National Societe Generale Bank SAE	73,996	515
* ElSewedy Electric Co.	46,186	432
South Valley Cement	331,529	309
Sidi Kerir Petrochemcials Co.	114,979	277
* Egyptian Iron & Steel Co.	147,028	260
* Oriental Weavers	34,103	189
* Medinet Nasr Housing	27,400	142
* Credit Agricole Egypt SAE	54,033	132
* Delta Sugar Co.	22,000	67
Heliopolis Housing	10,000	53
* Asek Co. for Mining	2,000	5
		16,854
Finland (0.7%)
Nokia Oyj	2,656,251	28,527
Sampo Oyj	395,895	11,086
Fortum Oyj	315,934	8,961
Kone Oyj Class B	117,840	6,313
UPM-Kymmene Oyj	371,550	6,173
Metso Oyj	106,479	5,048
Wartsila Oyj	69,706	4,888
Stora Enso Oyj	434,166	4,314
Nokian Renkaat Oyj	90,298	3,131
Kesko Oyj Class B	46,492	2,307
Outokumpu Oyj	94,732	1,702
Rautaruukki Oyj	77,223	1,535
Neste Oil Oyj	90,189	1,496
Sanoma Oyj	33,560	757
		86,238
France (7.6%)
Total SA	1,584,607	86,257
Sanofi-Aventis SA	922,804	64,653
BNP Paribas	739,618	54,100
^ GDF Suez	1,180,126	47,155
LVMH Moet Hennessy Louis Vuitton SA	260,968	40,944

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
France Telecom SA	1,408,381	33,792
Societe Generale	524,542	31,454
AXA SA	1,624,023	29,617
Danone	459,539	29,137
Schneider Electric SA	191,648	27,230
Carrefour SA	499,321	27,035
ArcelorMittal	830,357	26,869
Air Liquide SA	200,766	25,994
L'Oreal SA	213,746	25,107
Vivendi SA	877,468	25,074
Vinci SA	347,092	18,612
Cie de St-Gobain	375,771	17,655
Pernod-Ricard SA	186,493	16,576
Unibail-Rodamco SE	64,616	13,482
Hermes International	56,204	11,938
Credit Agricole SA	679,066	11,137
PPR	67,074	11,032
Alstom SA	207,664	10,487
Veolia Environnement	350,369	10,303
Cie Generale d'Optique Essilor International SA	151,492	10,125
* Renault SA	157,300	8,782
Lafarge SA	151,168	8,645
Vallourec SA	82,543	8,582
Bouygues SA	188,171	8,323
EDF SA	181,391	8,322
^ Cie Generale des Etablissements Michelin Class B	93,252	7,451
Christian Dior SA	51,240	7,415
Technip SA	79,019	6,657
Accor SA	160,837	6,600
SES SA	236,602	6,076
* European Aeronautic Defence and Space Co. NV	230,688	6,069
* Alcatel-Lucent	1,640,637	5,768
Cap Gemini SA	109,364	5,583
Sodexo	83,432	5,430
Legrand SA	138,816	5,360
Publicis Groupe SA	103,805	5,171
Suez Environnement Co.	262,337	5,133
* Peugeot SA	125,576	5,023
Safran SA	149,256	4,735
STMicroelectronics NV	483,883	4,243
Lagardere SCA	92,017	3,931
* Natixis	624,883	3,839
* Edenred	160,561	3,363
SCOR SE	132,692	3,263
Dassault Systemes SA	41,311	3,171
Casino Guichard Perrachon SA	31,771	2,989
Fonciere Des Regions	26,126	2,987
Bureau Veritas SA	38,625	2,855
Klepierre	68,270	2,658
Eramet	7,371	2,559
CNP Assurances	127,980	2,557
* Cie Generale de Geophysique-Veritas	108,384	2,532
Eiffage SA	47,997	2,373
Eutelsat Communications	62,347	2,347
Thales SA	56,967	2,325
Societe BIC SA	25,649	2,277
* Atos Origin SA	48,511	2,245
* Air France-KLM	109,160	1,993
Societe Television Francaise 1	115,145	1,887
Aeroports de Paris	20,677	1,757
Imerys SA	27,263	1,629
Gecina SA	13,285	1,613
Eurazeo	21,090	1,604
ICADE	14,579	1,602

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
*	JCDecaux SA	47,995	1,410
	Wendel	17,731	1,375
	BioMerieux	13,905	1,340
	PagesJaunes Groupe	98,246	1,083
*	Rexel SA	53,825	1,016
*	Euler Hermes SA	9,936	936
	Iliad SA	7,620	858
	Bollore	3,414	766
	Ciments Francais SA	8,208	757
	EDF Energies Nouvelles SA	16,261	706
	Ipsen SA	11,006	388
			906,124
Germany (5.6%)
	Siemens AG	648,882	74,047
*	Daimler AG	753,262	49,606
	BASF SE	655,381	47,654
	E.ON AG	1,420,812	44,472
	Bayer AG	587,123	43,792
	Allianz SE	319,010	39,949
	Deutsche Bank AG	659,757	38,006
	SAP AG	651,669	33,951
	Deutsche Telekom AG	2,318,775	33,591
	Muenchener Rueckversicherungs AG	133,902	20,929
	RWE AG	278,895	19,986
	Volkswagen AG Prior Pfd.	120,428	18,057
	Bayerische Motoren Werke AG	213,002	15,266
	Linde AG	89,305	12,849
	Deutsche Post AG	637,866	11,890
	MAN SE	99,941	10,978
	ThyssenKrupp AG	274,783	10,110
	Fresenius Medical Care AG & Co. KGaA	157,455	10,021
	Deutsche Boerse AG	138,672	9,755
	Adidas AG	147,857	9,630
	K&S AG	135,266	9,410
	Metro AG	115,559	8,098
	Henkel AG & Co. KGaA Prior Pfd.	126,505	7,459
	HeidelbergCement AG	133,592	6,976
*	Infineon Technologies AG	769,632	6,055
*	Commerzbank AG	624,860	5,627
	Fresenius SE Prior Pfd.	56,750	5,086
	Henkel AG & Co. KGaA	92,287	4,573
	Beiersdorf AG	63,853	4,159
	Lanxess AG	58,795	4,087
	Merck KGaA	45,268	3,769
*	Continental AG	42,750	3,712
*	Deutsche Lufthansa AG	164,372	3,514
	GEA Group AG	130,475	3,411
	Hochtief AG	36,854	3,196
*	QIAGEN NV	166,644	3,158
	Porsche Automobil Holding SE Prior Pfd.	61,258	3,136
	Volkswagen AG	20,544	2,693
	Wacker Chemie AG	11,174	2,304
	Salzgitter AG	31,417	2,254
	Hannover Rueckversicherung AG	43,452	2,198
*	Deutsche Postbank AG	62,597	2,177
*,^	TUI AG	179,641	2,095
	Fresenius SE	22,960	2,025
	Fraport AG Frankfurt Airport Services Worldwide	25,593	1,624
	Celesio AG	62,194	1,482
	Puma AG Rudolf Dassler Sport	4,214	1,399
	Suedzucker AG	41,245	974
	Hamburger Hafen und Logistik AG	20,648	903
^	SMA Solar Technology AG	7,194	849
	Generali Deutschland Holding AG	5,731	748

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
*	Q-Cells SE	14,721	63
			663,753
Greece (0.2%)
^	National Bank of Greece SA ADR	1,726,440	3,902
	National Bank of Greece SA	329,856	3,621
	OPAP SA	170,148	3,205
	Coca Cola Hellenic Bottling Co. SA	102,597	2,650
*	Alpha Bank AE	372,345	2,460
	Hellenic Telecommunications Organization SA ADR	575,131	2,306
*	EFG Eurobank Ergasias SA	275,598	1,701
	Public Power Corp. SA	83,599	1,399
	Hellenic Petroleum SA	79,904	640
			21,884
Hong Kong (2.4%)
	Sun Hung Kai Properties Ltd.	1,365,409	23,488
	Hutchison Whampoa Ltd.	2,271,000	22,429
*	AIA Group Ltd.	6,392,800	19,010
	Cheung Kong Holdings Ltd.	1,234,000	18,848
	Hong Kong Exchanges and Clearing Ltd.	756,400	16,696
	Li & Fung Ltd.	2,024,000	10,717
	CLP Holdings Ltd.	1,287,500	10,467
	BOC Hong Kong Holdings Ltd.	2,990,237	9,405
	Hong Kong & China Gas Co. Ltd.	3,824,335	9,236
	Swire Pacific Ltd. Class A	643,500	9,159
	Jardine Matheson Holdings Ltd.	183,200	8,259
	Hongkong Land Holdings Ltd.	1,191,000	8,222
	Hang Seng Bank Ltd.	540,600	7,921
	Hongkong Electric Holdings Ltd.	1,142,000	7,260
	Hang Lung Properties Ltd.	1,478,000	7,250
	Wharf Holdings Ltd.	974,250	6,415
	Bank of East Asia Ltd.	1,420,400	6,090
	Henderson Land Development Co. Ltd.	768,466	5,477
	Esprit Holdings Ltd.	912,296	4,924
	Link REIT	1,560,843	4,817
	Hang Lung Group Ltd.	710,000	4,721
	MTR Corp.	1,208,500	4,612
	New World Development Ltd.	2,100,000	4,162
	Jardine Strategic Holdings Ltd.	158,000	4,140
*	Sands China Ltd.	1,710,000	3,729
	Sino Land Co. Ltd.	1,740,000	3,648
	Cathay Pacific Airways Ltd.	1,110,015	2,991
	Kerry Properties Ltd.	502,000	2,789
	Shangri-La Asia Ltd.	1,018,514	2,296
	Hysan Development Co. Ltd.	559,000	2,165
	Yue Yuen Industrial Holdings Ltd.	601,830	2,159
	Wheelock & Co. Ltd.	565,000	1,984
	First Pacific Co. Ltd.	2,103,200	1,949
	Wing Hang Bank Ltd.	160,000	1,874
	Orient Overseas International Ltd.	181,500	1,595
	PCCW Ltd.	3,801,000	1,454
	Hopewell Holdings Ltd.	461,500	1,454
^	Industrial & Commercial Bank of China Asia Ltd.	381,777	1,416
	Cheung Kong Infrastructure Holdings Ltd.	311,000	1,300
	Television Broadcasts Ltd.	234,000	1,251
	ASM Pacific Technology Ltd.	135,100	1,222
*,^	Mongolia Energy Co. Ltd.	3,171,000	1,218
	Guoco Group Ltd.	96,000	1,175
	NWS Holdings Ltd.	479,000	1,131
*	Foxconn International Holdings Ltd.	1,462,000	1,080
	Lifestyle International Holdings Ltd.	457,000	1,064
	Hong Kong Aircraft Engineering Co. Ltd.	61,200	1,028
	Hongkong & Shanghai Hotels	506,000	891
	Cafe de Coral Holdings Ltd.	308,000	867
	Techtronic Industries Co.	805,500	817

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
*,^	Galaxy Entertainment Group Ltd.	844,000	797
	Shun Tak Holdings Ltd.	1,139,000	753
	Johnson Electric Holdings Ltd.	1,328,500	700
	Dah Sing Financial Holdings Ltd.	96,800	673
	Great Eagle Holdings Ltd.	223,000	668
	Texwinca Holdings Ltd.	466,000	509
	Chinese Estates Holdings Ltd.	281,500	482
	Dah Sing Banking Group Ltd.	237,200	407
	C C Land Holdings Ltd.	891,000	345
*,^	Melco International Development Ltd.	594,000	338
	Hutchison Harbour Ring Ltd.	2,988,000	332
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,035,000	321
	Kowloon Development Co. Ltd.	226,000	251
	Public Financial Holdings Ltd.	190,000	127
	Fubon Bank Hong Kong Ltd.	230,000	108
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	134,693	52
			285,135
Hungary (0.1%)
*,^	OTP Bank plc	198,985	5,910
*	MOL Hungarian Oil and Gas plc	55,559	5,903
	Richter Gedeon Nyrt.	10,185	2,427
	Magyar Telekom Telecommunications plc	289,354	834
			15,074
India (2.6%)
	Infosys Technologies Ltd. ADR	332,905	22,451
1	Reliance Industries Ltd. GDR	331,325	16,508
	ITC Ltd.	4,059,788	15,673
	Larsen & Toubro Ltd.	320,646	14,657
	Reliance Industries Ltd.	479,806	11,849
	Housing Development Finance Corp.	728,690	11,293
	ICICI Bank Ltd. ADR	177,265	9,321
	HDFC Bank Ltd. ADR	46,460	8,036
	Bharti Airtel Ltd.	1,076,764	7,921
	Axis Bank Ltd.	216,502	7,188
	State Bank of India GDR	46,335	6,393
	Oil & Natural Gas Corp. Ltd.	211,624	6,224
	Bharat Heavy Electricals Ltd.	104,116	5,744
	Bajaj Auto Ltd.	152,017	5,182
	Tata Steel Ltd.	387,335	5,147
	NTPC Ltd.	1,160,186	5,103
	Wipro Ltd. ADR	349,240	4,987
	Tata Consultancy Services Ltd.	207,688	4,933
	Hindalco Industries Ltd.	1,019,456	4,848
	Infosys Technologies Ltd.	72,228	4,844
	Jindal Steel & Power Ltd.	266,470	4,195
	Hindustan Unilever Ltd.	615,017	4,092
	Cipla Ltd.	428,768	3,411
	Sterlite Industries India Ltd.	806,666	3,087
	Infrastructure Development Finance Co. Ltd.	682,009	3,086
	JSW Steel Ltd.	99,796	3,023
	Jaiprakash Associates Ltd.	1,098,674	2,984
	GAIL India Ltd.	264,848	2,936
	Tata Motors Ltd.	110,278	2,889
	DLF Ltd.	359,144	2,843
*	Essar Oil Ltd.	845,166	2,803
	Punjab National Bank Ltd.	92,381	2,691
	Unitech Ltd.	1,285,336	2,521
	Hero Honda Motors Ltd.	56,495	2,375
^	Dr Reddy's Laboratories Ltd. ADR	62,731	2,373
	Mahindra & Mahindra Ltd.	141,185	2,334
	Lupin Ltd.	232,881	2,300
	Grasim Industries Ltd.	45,120	2,274
	Adani Enterprises Ltd.	140,142	2,228
	Siemens India Ltd.	118,600	2,186

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Sesa Goa Ltd.	299,553	2,176
Maruti Suzuki India Ltd.	61,698	2,159
Kotak Mahindra Bank Ltd.	193,738	2,028
Sun Pharmaceutical Industries Ltd.	42,203	2,006
Reliance Infrastructure Ltd.	85,006	1,988
* Cairn India Ltd.	267,054	1,932
Steel Authority of India Ltd.	436,114	1,915
Ultratech Cement Ltd.	76,383	1,894
Tata Power Co. Ltd.	57,398	1,808
Reliance Communications Ltd.	423,884	1,721
NMDC Ltd.	273,207	1,711
Crompton Greaves Ltd.	225,791	1,620
Nestle India Ltd.	20,092	1,579
Reliance Capital Ltd.	83,990	1,545
United Spirits Ltd.	44,242	1,492
Canara Bank	88,169	1,435
Indian Oil Corp. Ltd.	146,475	1,378
HCL Technologies Ltd.	143,300	1,306
Hindustan Petroleum Corp. Ltd.	116,253	1,278
Bharat Petroleum Corp. Ltd.	74,910	1,231
Bank of India	109,795	1,205
* Reliance Power Ltd.	340,177	1,204
Union Bank of India	141,143	1,204
Bank of Baroda	52,285	1,196
* Ranbaxy Laboratories Ltd.	89,943	1,176
Piramal Healthcare Ltd.	106,036	1,141
Tata Chemicals Ltd.	125,033	1,101
Bharat Forge Ltd.	124,839	1,064
Ambuja Cements Ltd.	328,120	1,037
Zee Entertainment Enterprises Ltd.	165,436	1,031
Oriental Bank of Commerce	90,845	1,022
Bajaj Holdings and Investment Ltd.	51,356	1,014
Mundra Port and Special Economic Zone Ltd.	288,065	987
Mphasis Ltd.	71,416	984
* Housing Development & Infrastructure Ltd.	173,661	972
Rural Electrification Corp. Ltd.	114,763	959
Aditya Birla Nuvo Ltd.	50,264	929
Power Grid Corp. of India Ltd.	406,703	920
* GMR Infrastructure Ltd.	745,467	901
Colgate-Palmolive India Ltd.	44,646	884
NHPC Ltd.	1,247,760	878
* Idea Cellular Ltd.	577,110	877
ICICI Bank Ltd.	33,085	871
Indiabulls Financial Services Ltd.	162,410	809
Dabur India Ltd.	359,960	809
* Reliance Natural Resources Ltd.	896,997	779
Divi's Laboratories Ltd.	48,675	759
* Suzlon Energy Ltd.	600,007	748
Power Finance Corp. Ltd.	91,059	739
Oil India Ltd.	21,932	717
ACC Ltd.	31,834	708
Glenmark Pharmaceuticals Ltd.	91,245	697
IDBI Bank Ltd.	164,815	671
Ashok Leyland Ltd.	361,254	618
* Adani Power Ltd.	210,914	613
Bharat Electronics Ltd.	16,614	611
Punj Lloyd Ltd.	211,766	562
* Oracle Financial Sevices Software Ltd.	11,252	561
Great Eastern Shipping Co. Ltd.	77,788	556
* Lanco Infratech Ltd.	381,279	548
* Tata Communications Ltd. ADR	39,153	545
Hindustan Zinc Ltd.	18,951	528
Torrent Power Ltd.	78,358	515
Godrej Industries Ltd.	102,084	491

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
National Aluminium Co. Ltd.	52,960	479
Aban Offshore Ltd.	24,789	441
Financial Technologies India Ltd.	19,257	427
Corp Bank	22,522	379
HDFC Bank Ltd.	7,130	367
Castrol India Ltd.	32,482	347
Mahanagar Telephone Nigam ADR	99,235	308
* Satyam Computer Services Ltd. ADR	86,551	302
Sun TV Network Ltd.	24,986	281
Mangalore Refinery & Petrochemicals Ltd.	149,186	273
Shipping Corp. of India Ltd.	67,304	262
ABB Ltd.	11,814	219
Tech Mahindra Ltd.	12,940	213
* Tata Teleservices Maharashtra Ltd.	391,536	199
* Satyam Computer Services Ltd.	98,022	174
* Jet Airways India Ltd.	9,411	172
Dr Reddy's Laboratories Ltd.	3,491	131
Wipro Ltd.	11,269	107
		311,357
Indonesia (0.6%)
Astra International Tbk PT	2,145,500	13,737
Telekomunikasi Indonesia Tbk PT	7,139,500	7,248
Bank Central Asia Tbk PT	8,630,500	6,781
Bank Rakyat Indonesia Persero Tbk PT	4,289,500	5,492
United Tractors Tbk PT	1,752,000	4,367
Bumi Resources Tbk PT	13,755,500	3,444
Perusahaan Gas Negara PT	6,376,000	2,900
Bank Mandiri Tbk PT	2,956,000	2,324
Semen Gresik Persero Tbk PT	2,112,000	2,322
Gudang Garam Tbk PT	412,500	2,207
Adaro Energy Tbk PT	9,149,500	2,158
Unilever Indonesia Tbk PT	1,060,500	2,077
Indocement Tunggal Prakarsa Tbk PT	804,000	1,651
Indofood Sukses Makmur Tbk PT	2,579,000	1,504
Tambang Batubara Bukit Asam Tbk PT	661,500	1,458
Bank Negara Indonesia Persero Tbk PT	3,239,000	1,416
Indo Tambangraya Megah PT	240,500	1,220
Indosat Tbk PT	1,535,500	1,033
Bank Danamon Indonesia Tbk PT	1,204,235	906
Astra Agro Lestari Tbk PT	323,500	904
Aneka Tambang Tbk PT	2,732,000	783
International Nickel Indonesia Tbk PT	1,423,500	760
		66,692
Ireland (0.2%)
CRH plc	497,925	8,601
Kerry Group PLC Class A	96,217	3,541
Ryanair Holdings PLC ADR	90,076	2,939
* Elan Corp. plc	418,231	2,321
* Governor & Co. of the Bank of Ireland	2,361,990	1,764
Ryanair Holdings plc	58,749	339
* Anglo Irish Bank Corp. Ltd.	236,607	71
		19,576
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	629,673	32,656
Israel Chemicals Ltd.	355,822	5,430
Bezeq Israeli Telecommunication Corp. Ltd.	1,426,511	3,750
* Bank Hapoalim BM	695,602	3,152
* Bank Leumi Le-Israel BM	406,788	1,872
* Israel Corp. Ltd.	1,644	1,763
* NICE Systems Ltd.	45,906	1,515
Cellcom Israel Ltd. (Registered)	33,992	1,142
Partner Communications Co. Ltd.	53,328	1,083
* Israel Discount Bank Ltd. Class A	501,988	1,018

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Makhteshim-Agan Industries Ltd.	164,461	830
	Elbit Systems Ltd.	14,535	772
	Mizrahi Tefahot Bank Ltd.	82,131	767
*	Delek Drilling - LP	164,897	730
	Osem Investments Ltd.	33,048	520
	Delek Group Ltd.	1,755	490
	Discount Investment Corp.	19,579	449
	IDB Holding Corp. Ltd.	11,488	416
	Migdal Insurance & Financial Holding Ltd.	171,429	356
	Strauss Group Ltd.	21,363	337
	Oil Refineries Ltd.	536,391	319
	Paz Oil Co. Ltd.	1,964	310
	Koor Industries Ltd.	12,202	309
	Clal Industries and Investments Ltd.	38,102	286
	Gazit-Globe Ltd.	23,091	281
*	Clal Insurance Enterprise Holdings Ltd.	9,587	258
	Harel Insurance Investments & Financial Services Ltd.	4,300	244
	Shufersal Ltd.	38,964	239
*	Menorah Mivtachim Holdings Ltd.	16,132	216
	Delek Automotive Systems Ltd.	16,396	201
*	Hot Telecommunication System Ltd.	12,978	171
*	Africa Israel Investments Ltd.	22,211	155
	Ormat Industries	19,269	153
	Property & Building Corp.	1,142	108
*	Elbit Imaging Ltd.	6,450	92
	First International Bank Of Israel Ltd.	5,951	84
			62,474
Italy (2.2%)
	ENI SPA	1,963,559	44,214
	UniCredit SPA	13,692,110	35,696
	Enel SPA	4,973,579	28,410
	Assicurazioni Generali SPA	1,094,394	23,989
	Intesa Sanpaolo SPA (Registered)	6,297,873	22,151
	Telecom Italia SPA (Registered)	9,395,602	14,420
	Saipem SPA	229,727	10,206
	Fiat SPA	553,631	9,375
	Atlantia SPA	311,653	7,124
	Snam Rete Gas SPA	1,179,665	6,395
	Tenaris SA ADR	137,850	5,711
	Telecom Italia SPA (Bearer)	4,286,960	5,260
	Terna Rete Elettrica Nazionale SPA	1,069,810	4,937
	Unione di Banche Italiane SCPA	447,100	4,721
*	Mediobanca SPA	450,634	4,671
	Mediaset SPA	603,083	4,453
	Finmeccanica SPA	306,267	4,280
	Parmalat SPA	1,209,406	3,325
	Luxottica Group SPA	97,353	2,875
*	Banca Monte dei Paschi di Siena SPA	1,964,423	2,765
^	Banco Popolare SC	451,384	2,426
	Pirelli & C SPA	257,254	2,198
	A2A SPA	1,132,608	1,847
	Exor SPA	58,582	1,506
	Banca Popolare di Milano Scarl	305,141	1,427
	Banca Carige SPA	579,005	1,402
*	Autogrill SPA	97,495	1,300
	Bulgari SPA	111,444	1,194
	Tenaris SA	51,540	1,069
^	Mediolanum SPA	164,544	773
	Exor SPA Prior Pfd.	38,234	755
	Buzzi Unicem SPA	64,063	737
*	Saras SPA	314,282	696
	Unipol Gruppo Finanziario SPA	827,082	650
	Lottomatica SPA	37,428	625

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Unipol Gruppo Finanziario SPA Prior Pfd.	1,052,115	620
^ Italcementi SPA	67,365	568
Edison SPA	424,615	523
Italcementi SPA RSP	90,666	438
		265,732
Japan (13.2%)
Toyota Motor Corp.	1,835,968	65,030
Mitsubishi UFJ Financial Group Inc.	10,041,337	46,602
Canon Inc.	945,079	43,505
Honda Motor Co. Ltd.	975,300	35,158
Sumitomo Mitsui Financial Group Inc.	1,002,714	29,929
Panasonic Corp.	1,737,300	25,325
Sony Corp.	707,900	23,918
Mizuho Financial Group Inc.	15,000,899	21,756
Mitsubishi Corp.	902,700	21,683
NTT DoCoMo Inc.	12,483	21,042
Tokyo Electric Power Co. Inc.	839,900	20,055
Takeda Pharmaceutical Co. Ltd.	420,700	19,721
Nintendo Co. Ltd.	75,500	19,495
Softbank Corp.	575,800	18,492
Fanuc Ltd.	127,700	18,487
Komatsu Ltd.	716,200	17,505
Nippon Telegraph & Telephone Corp.	373,000	16,822
Mitsui & Co. Ltd.	967,400	15,215
Nissan Motor Co. Ltd.	1,599,900	14,061
Nomura Holdings Inc.	2,629,300	13,511
Kyocera Corp.	135,000	13,454
East Japan Railway Co.	212,400	13,116
Mitsubishi Estate Co. Ltd.	740,000	12,964
KDDI Corp.	2,377	12,814
Kansai Electric Power Co. Inc.	503,700	12,749
Tokio Marine Holdings Inc.	428,700	12,053
Mitsui Fudosan Co. Ltd.	623,000	11,781
Shin-Etsu Chemical Co. Ltd.	227,500	11,504
Nippon Steel Corp.	3,624,000	11,391
Toshiba Corp.	2,246,000	11,242
Japan Tobacco Inc.	3,534	10,979
Seven & I Holdings Co. Ltd.	470,436	10,920
Hitachi Ltd.	2,396,032	10,829
MS&AD Insurance Group Holdings	451,915	10,826
Mitsubishi Electric Corp.	1,144,000	10,722
Chubu Electric Power Co. Inc.	404,400	10,220
JFE Holdings Inc.	324,900	10,132
Inpex Corp.	1,895	9,869
Denso Corp.	314,400	9,777
Kao Corp.	383,200	9,740
Astellas Pharma Inc.	248,400	9,241
FUJIFILM Holdings Corp.	274,600	9,161
Murata Manufacturing Co. Ltd.	159,900	8,986
Mitsubishi Heavy Industries Ltd.	2,403,000	8,735
Central Japan Railway Co.	1,147	8,676
Dai-ichi Life Insurance Co. Ltd.	7,108	8,611
Sumitomo Corp.	668,100	8,459
* NKSJ Holdings Inc.	1,179,400	8,094
Daiichi Sankyo Co. Ltd.	376,300	7,974
JX Holdings Inc.	1,332,000	7,852
Bridgestone Corp.	433,300	7,757
Nidec Corp.	77,000	7,604
Fujitsu Ltd.	1,103,000	7,524
ITOCHU Corp.	844,800	7,404
Sumitomo Realty & Development Co. Ltd.	337,000	7,341
Keyence Corp.	29,410	7,286
Suzuki Motor Corp.	298,300	7,280
Hoya Corp.	309,800	7,237

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Kirin Holdings Co. Ltd.	528,000	7,236
	ORIX Corp.	78,700	7,169
	Tokyo Gas Co. Ltd.	1,441,000	6,780
	Sumitomo Metal Mining Co. Ltd.	412,000	6,556
	Asahi Glass Co. Ltd.	621,000	5,957
	Tohoku Electric Power Co. Inc.	265,300	5,950
	Kyushu Electric Power Co. Inc.	250,300	5,925
	Sumitomo Metal Industries Ltd.	2,525,000	5,860
	Sharp Corp.	590,000	5,828
	SMC Corp.	38,100	5,816
	Marubeni Corp.	918,000	5,767
	Terumo Corp.	112,000	5,688
	Secom Co. Ltd.	123,640	5,625
	Ricoh Co. Ltd.	398,000	5,567
	Eisai Co. Ltd.	158,400	5,449
	Daikin Industries Ltd.	156,000	5,427
	Tokyo Electron Ltd.	95,500	5,388
	Sumitomo Electric Industries Ltd.	423,300	5,386
	Asahi Breweries Ltd.	254,800	5,139
	Daiwa Securities Group Inc.	1,250,000	5,097
	Rohm Co. Ltd.	81,600	5,089
	NEC Corp.	1,824,000	5,075
	Toray Industries Inc.	867,000	5,023
	Fast Retailing Co. Ltd.	37,900	4,965
	Aeon Co. Ltd.	420,800	4,956
	Sumitomo Trust & Banking Co. Ltd.	882,000	4,816
	Dai Nippon Printing Co. Ltd.	375,000	4,730
	Shiseido Co. Ltd.	215,300	4,495
	Yamada Denki Co. Ltd.	69,270	4,495
	Asahi Kasei Corp.	747,000	4,395
	Yahoo Japan Corp.	12,494	4,361
	Osaka Gas Co. Ltd.	1,143,000	4,316
	Hankyu Hanshin Holdings Inc.	886,000	4,247
	Mitsui OSK Lines Ltd.	648,000	4,144
	Mitsubishi Chemical Holdings Corp.	803,000	4,130
	Kubota Corp.	461,000	4,088
	Nikon Corp.	214,900	4,059
	West Japan Railway Co.	1,076	3,995
	TDK Corp.	69,700	3,977
	Chugoku Electric Power Co. Inc.	197,000	3,970
	Omron Corp.	167,900	3,890
	Kuraray Co. Ltd.	271,000	3,881
	Sumitomo Chemical Co. Ltd.	880,000	3,837
	Nippon Yusen KK	909,000	3,813
	Olympus Corp.	142,600	3,736
	Daito Trust Construction Co. Ltd.	61,700	3,731
	Shikoku Electric Power Co. Inc.	125,000	3,695
	T&D Holdings Inc.	180,550	3,687
	Kobe Steel Ltd.	1,672,000	3,675
	Yakult Honsha Co. Ltd.	123,900	3,625
	Odakyu Electric Railway Co. Ltd.	389,000	3,585
	Ajinomoto Co. Inc.	376,000	3,583
	Bank of Yokohama Ltd.	721,000	3,535
	Electric Power Development Co. Ltd.	117,900	3,489
	Nitto Denko Corp.	92,900	3,476
	Daiwa House Industry Co. Ltd.	321,000	3,459
*,^	Mitsubishi Motors Corp.	2,883,000	3,425
	Isuzu Motors Ltd.	891,000	3,422
	Nippon Electric Glass Co. Ltd.	264,500	3,400
	Sekisui House Ltd.	360,000	3,383
	Taisho Pharmaceutical Co. Ltd.	159,000	3,348
	JS Group Corp.	167,700	3,296
	Shizuoka Bank Ltd.	381,000	3,262
	Aisin Seiki Co. Ltd.	103,600	3,246

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Shionogi & Co. Ltd.	184,300	3,217
Chuo Mitsui Trust Holdings Inc.	888,000	3,204
Yamato Holdings Co. Ltd.	249,800	3,149
Oriental Land Co. Ltd.	32,500	3,148
Chiba Bank Ltd.	483,000	2,982
Toppan Printing Co. Ltd.	370,000	2,972
Tokyu Corp.	663,000	2,964
Fuji Heavy Industries Ltd.	422,000	2,908
* Yamaha Motor Co. Ltd.	188,100	2,886
^ Kintetsu Corp.	909,000	2,879
Unicharm Corp.	74,600	2,850
Keikyu Corp.	298,000	2,817
Hokuriku Electric Power Co.	114,900	2,788
Chugai Pharmaceutical Co. Ltd.	158,900	2,786
NGK Insulators Ltd.	181,000	2,740
Benesse Holdings Inc.	57,000	2,736
^ Resona Holdings Inc.	342,000	2,720
Ono Pharmaceutical Co. Ltd.	64,000	2,719
Konica Minolta Holdings Inc.	280,500	2,710
OJI Paper Co. Ltd.	575,000	2,652
Toyota Industries Corp.	93,700	2,643
JGC Corp.	135,000	2,582
Makita Corp.	73,500	2,577
Tobu Railway Co. Ltd.	451,000	2,532
Shimano Inc.	50,800	2,531
Brother Industries Ltd.	197,400	2,520
Mazda Motor Corp.	961,000	2,442
Kawasaki Heavy Industries Ltd.	878,000	2,424
Keio Corp.	344,000	2,405
JTEKT Corp.	240,000	2,405
NTT Data Corp.	779	2,395
Lawson Inc.	52,500	2,385
Hokkaido Electric Power Co. Inc.	113,100	2,379
Dentsu Inc.	100,000	2,356
Isetan Mitsukoshi Holdings Ltd.	212,540	2,345
Fukuoka Financial Group Inc.	602,000	2,335
JSR Corp.	134,200	2,315
Nippon Express Co. Ltd.	575,000	2,285
* All Nippon Airways Co. Ltd.	599,000	2,266
Nomura Research Institute Ltd.	119,100	2,247
Nissin Foods Holdings Co. Ltd.	61,900	2,242
* Mitsubishi Materials Corp.	713,000	2,232
NSK Ltd.	287,000	2,170
Hirose Electric Co. Ltd.	21,500	2,161
Sony Financial Holdings Inc.	616	2,142
Trend Micro Inc.	75,200	2,128
Dena Co. Ltd.	77,900	2,022
Advantest Corp.	106,100	2,015
Toyo Seikan Kaisha Ltd.	116,600	1,990
Ibiden Co. Ltd.	78,600	1,934
Mitsubishi Tanabe Pharma Corp.	118,000	1,930
Japan Steel Works Ltd.	202,000	1,927
Joyo Bank Ltd.	442,000	1,923
Teijin Ltd.	518,000	1,918
MEIJI Holdings Co. Ltd.	40,145	1,853
Sumitomo Heavy Industries Ltd.	325,000	1,847
THK Co. Ltd.	95,900	1,841
Sankyo Co. Ltd.	34,400	1,833
Kurita Water Industries Ltd.	70,600	1,829
Credit Saison Co. Ltd.	127,796	1,813
Sekisui Chemical Co. Ltd.	283,000	1,798
Bank of Kyoto Ltd.	201,000	1,795
Rinnai Corp.	29,500	1,795
FamilyMart Co. Ltd.	50,600	1,794

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Nitori Holdings Co. Ltd.	20,100	1,769
Keihan Electric Railway Co. Ltd.	401,000	1,764
TonenGeneral Sekiyu KK	195,000	1,738
Seiko Epson Corp.	108,400	1,728
SBI Holdings Inc.	14,031	1,709
Taiyo Nippon Sanso Corp.	213,000	1,708
Panasonic Electric Works Co. Ltd.	130,000	1,704
Nisshin Seifun Group Inc.	135,000	1,672
Sega Sammy Holdings Inc.	102,300	1,669
NOK Corp.	92,600	1,649
Daihatsu Motor Co. Ltd.	121,000	1,635
Shimizu Corp.	423,000	1,633
Mitsui Chemicals Inc.	548,000	1,605
Nippon Paper Group Inc.	63,100	1,602
Santen Pharmaceutical Co. Ltd.	46,300	1,595
Stanley Electric Co. Ltd.	95,100	1,594
Sojitz Corp.	862,500	1,585
Denki Kagaku Kogyo KK	360,000	1,584
Toyota Tsusho Corp.	102,100	1,581
Obayashi Corp.	386,000	1,573
Minebea Co. Ltd.	286,000	1,571
Toho Gas Co. Ltd.	298,000	1,570
Kyowa Hakko Kirin Co. Ltd.	159,000	1,559
Toho Co. Ltd.	100,400	1,552
Mitsubishi Gas Chemical Co. Inc.	251,000	1,552
Kawasaki Kisen Kaisha Ltd.	397,000	1,542
Aeon Mall Co. Ltd.	65,300	1,531
MediPal Holdings Corp.	131,200	1,530
IHI Corp.	803,000	1,525
Showa Denko KK	808,000	1,477
J Front Retailing Co. Ltd.	286,400	1,468
Hamamatsu Photonics KK	45,100	1,459
Nissan Chemical Industries Ltd.	125,000	1,435
^ GS Yuasa Corp.	215,000	1,434
Nippon Meat Packers Inc.	123,000	1,430
Chugoku Bank Ltd.	123,000	1,427
Hachijuni Bank Ltd.	278,000	1,427
Amada Co. Ltd.	216,000	1,421
Hisamitsu Pharmaceutical Co. Inc.	34,400	1,409
Daicel Chemical Industries Ltd.	201,000	1,396
Konami Corp.	78,900	1,388
Hitachi Chemical Co. Ltd.	74,600	1,384
Hokuhoku Financial Group Inc.	747,000	1,381
Furukawa Electric Co. Ltd.	370,000	1,379
Marui Group Co. Ltd.	175,400	1,378
Nippon Sheet Glass Co. Ltd.	622,344	1,366
Dowa Holdings Co. Ltd.	223,000	1,354
Kansai Paint Co. Ltd.	145,000	1,353
Gunma Bank Ltd.	269,000	1,349
Kagome Co. Ltd.	71,000	1,338
Nagoya Railroad Co. Ltd.	483,000	1,326
NTN Corp.	293,000	1,325
Kajima Corp.	561,000	1,316
Yamaha Corp.	107,500	1,315
Hiroshima Bank Ltd.	321,000	1,311
Taisei Corp.	614,000	1,311
Takashimaya Co. Ltd.	174,000	1,310
Hitachi Construction Machinery Co. Ltd.	61,500	1,308
Ube Industries Ltd.	531,000	1,303
Yamaguchi Financial Group Inc.	143,000	1,295
Toyo Suisan Kaisha Ltd.	60,000	1,286
Shimamura Co. Ltd.	13,400	1,284
Suruga Bank Ltd.	142,000	1,279
Tokyu Land Corp.	278,000	1,267

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	USS Co. Ltd.	16,300	1,266
	Mitsui Mining & Smelting Co. Ltd.	415,000	1,266
	Ushio Inc.	76,000	1,263
	TOTO Ltd.	190,000	1,262
	Kinden Corp.	146,000	1,255
	Iyo Bank Ltd.	168,000	1,251
	Keisei Electric Railway Co. Ltd.	187,000	1,249
	Kikkoman Corp.	114,000	1,229
	Shimadzu Corp.	163,000	1,224
	Air Water Inc.	105,000	1,223
	Idemitsu Kosan Co. Ltd.	14,500	1,221
	Hitachi Metals Ltd.	107,000	1,218
	Daido Steel Co. Ltd.	239,000	1,218
	Fujikura Ltd.	259,000	1,205
	Nishi-Nippon City Bank Ltd.	433,000	1,180
	Namco Bandai Holdings Inc.	127,700	1,177
	Alfresa Holdings Corp.	27,900	1,173
	NGK Spark Plug Co. Ltd.	84,000	1,169
	Chiyoda Corp.	141,000	1,168
	Cosmo Oil Co. Ltd.	433,000	1,166
	Mitsubishi Logistics Corp.	96,000	1,161
	Mabuchi Motor Co. Ltd.	21,900	1,159
*	Sanyo Electric Co. Ltd.	711,000	1,157
	Miraca Holdings Inc.	32,000	1,148
	Kamigumi Co. Ltd.	146,000	1,140
	Taiyo Yuden Co. Ltd.	88,000	1,131
*	Sumco Corp.	73,000	1,129
	Tsumura & Co.	36,200	1,113
	Zeon Corp.	134,000	1,105
	Asics Corp.	102,000	1,098
	Kewpie Corp.	85,700	1,090
	Citizen Holdings Co. Ltd.	188,600	1,084
	Yaskawa Electric Corp.	138,000	1,077
	Nippon Shokubai Co. Ltd.	114,000	1,077
	Nanto Bank Ltd.	204,000	1,068
	Wacoal Holdings Corp.	73,000	1,063
*,^	Elpida Memory Inc.	103,800	1,063
	Suzuken Co. Ltd.	33,700	1,059
	Casio Computer Co. Ltd.	151,000	1,059
	NHK Spring Co. Ltd.	124,000	1,051
	Mitsumi Electric Co. Ltd.	61,600	1,047
	Mitsubishi UFJ Lease & Finance Co. Ltd.	30,540	1,018
	Yamatake Corp.	41,800	1,016
	Yamato Kogyo Co. Ltd.	39,700	1,015
	Nippon Paint Co. Ltd.	136,000	1,005
	Don Quijote Co. Ltd.	36,400	997
	Ezaki Glico Co. Ltd.	81,000	995
*	Mizuho Trust & Banking Co. Ltd.	1,105,000	987
	Hakuhodo DY Holdings Inc.	19,730	985
	Tokuyama Corp.	180,000	985
	Aozora Bank Ltd.	588,000	983
	Fuji Electric Holdings Co. Ltd.	412,000	983
	Dainippon Sumitomo Pharma Co. Ltd.	108,300	978
	Nisshin Steel Co. Ltd.	541,000	975
	Mitsui Engineering & Shipbuilding Co. Ltd.	431,000	973
	Sumitomo Rubber Industries Ltd.	90,500	973
	Maruichi Steel Tube Ltd.	48,500	961
	Nisshinbo Holdings Inc.	94,000	952
	Yamazaki Baking Co. Ltd.	78,000	951
	Tokyo Tatemono Co. Ltd.	234,000	943
*	Ebara Corp.	219,000	938
	77 Bank Ltd.	198,000	932
	Rengo Co. Ltd.	145,000	922
	Nippon Kayaku Co. Ltd.	94,000	914

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
*	Haseko Corp.	1,060,500	910
	Alps Electric Co. Ltd.	100,900	904
*,^	Shinsei Bank Ltd.	1,134,000	899
	Yokogawa Electric Corp.	136,900	898
	Awa Bank Ltd.	131,000	891
	Toyota Boshoku Corp.	52,300	886
	Yokohama Rubber Co. Ltd.	177,000	885
	Nishi-Nippon Railroad Co. Ltd.	205,000	879
	DIC Corp.	468,000	870
^	Sapporo Holdings Ltd.	220,000	866
	UNY Co. Ltd.	102,900	857
	Pacific Metals Co. Ltd.	102,361	851
	Tosoh Corp.	318,000	851
	Nomura Real Estate Holdings Inc.	55,300	848
	Lion Corp.	157,000	847
	Sapporo Hokuyo Holdings Inc.	203,200	838
	NTT Urban Development Corp.	907	831
	Senshu Ikeda Holdings Inc.	617,900	820
	Glory Ltd.	36,900	815
*	Dainippon Screen Manufacturing Co. Ltd.	143,000	814
	Oracle Corp. Japan	17,800	807
	Toyoda Gosei Co. Ltd.	36,900	795
	Sumitomo Bakelite Co. Ltd.	146,000	791
*	Gree Inc.	62,500	788
	Tokyo Steel Manufacturing Co. Ltd.	79,500	787
	Ito En Ltd.	48,600	780
	Kaneka Corp.	124,000	767
	Shimachu Co. Ltd.	37,000	758
	Mizuho Securities Co. Ltd.	356,000	756
	Rohto Pharmaceutical Co. Ltd.	61,000	756
	Sysmex Corp.	11,000	754
	Park24 Co. Ltd.	77,100	745
	Japan Petroleum Exploration Co.	19,500	744
	Takata Corp.	29,800	730
	Koito Manufacturing Co. Ltd.	56,000	729
	Disco Corp.	12,500	724
	Showa Shell Sekiyu KK	85,700	721
	Shiga Bank Ltd.	136,000	716
^	Sawai Pharmaceutical Co. Ltd.	8,100	708
	Mochida Pharmaceutical Co. Ltd.	65,000	706
	Nichirei Corp.	162,000	706
	Sumitomo Forestry Co. Ltd.	95,500	705
	Autobacs Seven Co. Ltd.	18,700	701
	Seino Holdings Corp.	115,000	700
^	Ryohin Keikaku Co. Ltd.	19,700	699
	COMSYS Holdings Corp.	78,600	698
	Hokkoku Bank Ltd.	173,000	696
	Tokai Carbon Co. Ltd.	118,000	696
	Sotetsu Holdings Inc.	219,000	694
	Toyobo Co. Ltd.	416,000	693
	Square Enix Holdings Co. Ltd.	32,600	681
	Kobayashi Pharmaceutical Co. Ltd.	14,600	680
	Canon Marketing Japan Inc.	54,500	679
	Kagoshima Bank Ltd.	113,000	676
	MISUMI Group Inc.	31,600	675
	Hino Motors Ltd.	154,000	665
	Onward Holdings Co. Ltd.	88,000	657
	San-In Godo Bank Ltd.	94,000	650
	Lintec Corp.	28,900	649
	Itochu Techno-Solutions Corp.	19,000	649
	Nabtesco Corp.	36,000	638
	Aeon Credit Service Co. Ltd.	55,500	637
	Sumitomo Osaka Cement Co. Ltd.	328,000	636
	Obic Co. Ltd.	3,440	635

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Coca-Cola West Co. Ltd.	41,400	634
^ Mori Seiki Co. Ltd.	64,400	629
Higo Bank Ltd.	132,000	616
Takara Holdings Inc.	108,000	615
Nagase & Co. Ltd.	52,000	609
Otsuka Corp.	9,400	597
Hyakujushi Bank Ltd.	165,000	593
Aoyama Trading Co. Ltd.	36,200	590
Kissei Pharmaceutical Co. Ltd.	29,000	577
Ulvac Inc.	28,600	576
* OKUMA Corp.	97,000	575
House Foods Corp.	38,700	572
Jafco Co. Ltd.	27,300	571
Toda Corp.	169,000	569
Musashino Bank Ltd.	19,500	566
Daishi Bank Ltd.	183,000	566
Hyakugo Bank Ltd.	134,000	564
Ogaki Kyoritsu Bank Ltd.	200,000	561
Komeri Co. Ltd.	26,900	559
* Taiheiyo Cement Corp.	517,000	558
Hitachi High-Technologies Corp.	28,500	554
^ Toho Titanium Co. Ltd.	21,500	553
Juroku Bank Ltd.	183,000	553
Capcom Co. Ltd.	34,000	534
ABC-Mart Inc.	15,700	533
Kokuyo Co. Ltd.	69,700	533
Matsumotokiyoshi Holdings Co. Ltd.	27,900	524
^ Nissha Printing Co. Ltd.	23,600	520
OSAKA Titanium Technologies Co.	11,000	514
Asatsu-DK Inc.	22,100	509
Keiyo Bank Ltd.	112,000	507
Nipro Corp.	24,600	502
Shinko Electric Industries Co. Ltd.	51,400	500
IT Holdings Corp.	45,000	497
H2O Retailing Corp.	73,000	478
Izumi Co. Ltd.	35,300	467
Kose Corp.	18,600	446
Matsui Securities Co. Ltd.	78,500	444
Nippon Television Network Corp.	3,210	424
Circle K Sunkus Co. Ltd.	29,200	414
Fukuyama Transporting Co. Ltd.	80,000	396
Tokai Rika Co. Ltd.	23,600	396
Fuji Media Holdings Inc.	295	390
Tokyo Style Co. Ltd.	48,000	382
Heiwa Corp.	29,900	376
^ Tokyo Broadcasting System Holdings Inc.	30,400	375
Toshiba TEC Corp.	95,000	373
Hitachi Capital Corp.	28,000	373
Sohgo Security Services Co. Ltd.	35,400	371
^ Acom Co. Ltd.	32,550	370
Sundrug Co. Ltd.	13,200	367
^ Kansai Urban Banking Corp.	235,000	364
Kandenko Co. Ltd.	62,000	361
Hitachi Transport System Ltd.	23,100	358
Shima Seiki Manufacturing Ltd.	18,300	350
PanaHome Corp.	55,000	335
^ Promise Co. Ltd.	67,650	282
Funai Electric Co. Ltd.	9,100	279
Hitachi Koki Co. Ltd.	32,300	274
Okasan Securities Group Inc.	83,000	269
Monex Group Inc.	1,126	267
Sumitomo Real Estate Sales Co. Ltd.	5,710	256
Tokai Rubber Industries Ltd.	20,900	244
Nidec Sankyo Corp.	34,000	241

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
^ Culture Convenience Club Co. Ltd.	52,600	234
NS Solutions Corp.	12,100	225
Hikari Tsushin Inc.	11,600	219
Hitachi Cable Ltd.	90,000	215
* Mizuho Investors Securities Co. Ltd.	230,000	211
Point Inc.	5,050	211
TV Asahi Corp.	148	209
Toyota Auto Body Co. Ltd.	13,600	204
Toppan Forms Co. Ltd.	20,700	184
kabu.com Securities Co. Ltd.	48,800	169
SKY Perfect JSAT Holdings Inc.	483	160
* SFCG Co. Ltd.	140	—
		1,570,230
Luxembourg (0.0%)
RTL Group SA	10,270	928

Malaysia (0.9%)
Malayan Banking Bhd.	3,774,996	10,939
CIMB Group Holdings Bhd.	3,907,400	10,435
Public Bank Bhd. (Foreign)	2,467,808	10,128
Sime Darby Bhd.	3,183,494	9,050
IOI Corp. Bhd.	3,528,065	6,608
Genting Bhd.	1,960,700	6,591
* Axiata Group Bhd.	4,477,737	6,476
MISC Bhd.	1,271,640	3,592
DiGi.Com Bhd.	411,534	3,354
AMMB Holdings Bhd.	1,586,700	3,226
Maxis Bhd.	1,580,800	2,690
PPB Group Bhd.	426,200	2,631
Kuala Lumpur Kepong Bhd.	371,800	2,368
Genting Malaysia Bhd.	2,094,600	2,362
Tenaga Nasional Bhd.	751,000	2,128
PLUS Expressways Bhd.	1,443,600	2,044
Gamuda Bhd.	1,422,900	1,741
YTL Corp. Bhd.	681,018	1,731
IJM Corp. Bhd.	951,420	1,723
British American Tobacco Malaysia Bhd.	103,600	1,550
Petronas Gas Bhd.	423,500	1,532
YTL Power International Bhd.	2,002,102	1,507
UMW Holdings Bhd.	611,800	1,333
SP Setia Bhd.	689,050	1,149
Berjaya Sports Toto Bhd.	756,057	1,015
Hong Leong Bank Bhd.	331,200	974
MMC Corp. Bhd.	901,700	894
Alliance Financial Group Bhd.	809,900	855
RHB Capital Bhd.	321,700	831
Telekom Malaysia Bhd.	737,700	808
Lafarge Malayan Cement Bhd.	313,210	807
Petronas Dagangan Bhd.	210,100	738
Parkson Holdings Bhd.	385,898	737
* EON Capital Bhd.	211,100	474
Proton Holdings Bhd.	220,900	350
Public Bank Bhd. (Local)	28,231	115
		105,486
Mexico (1.2%)
America Movil SAB de CV	15,483,253	44,388
Grupo Mexico SAB de CV Class B	5,796,770	19,064
Wal-Mart de Mexico SAB de CV	5,085,100	13,911
Grupo Televisa SA	1,984,900	8,917
Fomento Economico Mexicano SAB de CV	1,521,000	8,374
Grupo Financiero Banorte SAB de CV	1,419,000	6,053
Telefonos de Mexico SAB de CV	6,864,580	5,309
* Cemex SAB de CV ADR	471,806	4,138
Industrias Penoles SAB de CV	112,684	3,193

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Grupo Financiero Inbursa SA	702,400	3,039
	Grupo Carso SAB de CV	502,700	2,895
	Grupo Modelo SAB de CV	456,600	2,557
*	Cemex SAB de CV	2,299,772	2,015
	Grupo Bimbo SAB de CV Class A	255,907	1,973
	Grupo Elektra SA de CV	51,035	1,915
	Kimberly-Clark de Mexico SAB de CV Class A	294,180	1,846
	Mexichem SAB de CV	513,929	1,626
	Alfa SAB de CV Class A	195,270	1,619
	Grupo Aeroportuario del Pacifico SAB de CV Class B	329,595	1,227
*	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV	672,700	873
	Organizacion Soriana SAB de CV Class B	259,600	796
*	Urbi Desarrollos Urbanos SAB de CV	353,900	754
*	Carso Infraestructura y Construccion SAB de CV	469,300	317
	Grupo Aeroportuario del Pacifico SAB de CV ADR	64	2
			136,801
Morocco (0.0%)
	Maroc Telecom	97,453	1,807
	Douja Promotion Groupe Addoha SA	87,806	1,171
			2,978
Netherlands (1.7%)
	Unilever NV	1,099,048	32,639
*	ING Groep NV	2,738,626	29,300
	Koninklijke Philips Electronics NV	700,029	21,353
	Koninklijke KPN NV	1,117,617	18,666
	Koninklijke Ahold NV	834,373	11,533
	Heineken NV	203,699	10,341
	ASML Holding NV	307,007	10,177
	Akzo Nobel NV	164,097	9,747
*	Aegon NV	1,237,160	7,841
	TNT NV	266,491	7,087
	Koninklijke DSM NV	128,216	6,862
	Reed Elsevier NV	515,991	6,741
	Corio NV	64,960	4,775
	Wolters Kluwer NV	209,137	4,767
*	Randstad Holding NV	89,510	4,264
	Fugro NV	56,634	4,009
	Heineken Holding NV	82,542	3,560
	SBM Offshore NV	119,834	2,446
	Koninklijke Boskalis Westminster NV	54,713	2,223
	Koninklijke Vopak NV	35,337	1,768
			200,099
New Zealand (0.1%)
	Fletcher Building Ltd.	439,773	2,755
	Telecom Corp. of New Zealand Ltd.	1,325,817	2,069
	Auckland International Airport Ltd.	688,456	1,103
	Sky City Entertainment Group Ltd.	418,230	965
	Fisher & Paykel Healthcare Corp. Ltd.	373,888	924
	Contact Energy Ltd.	202,878	906
	Kiwi Income Property Trust	693,491	556
	Sky Network Television Ltd.	121,105	502
	Vector Ltd.	226,009	420
	Warehouse Group Ltd.	112,293	342
	Air New Zealand Ltd.	205,295	212
			10,754
Norway (0.6%)
	Statoil ASA	905,909	19,787
	DnB NOR ASA	864,128	11,870
	Telenor ASA	586,079	9,460
	Yara International ASA	154,724	8,158
	Orkla ASA	725,410	7,030
	Seadrill Ltd.	220,132	6,682
	Norsk Hydro ASA	867,287	5,324

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
*	Storebrand ASA	312,816	2,281
	Aker Solutions ASA	146,673	2,237
*,^	Renewable Energy Corp. ASA	349,841	1,218
			74,047
Peru (0.1%)
	Cia de Minas Buenaventura SA ADR	124,926	6,626
	Credicorp Ltd.	41,275	5,160
	Cia de Minas Buenaventura SA	19,617	1,041
	Volcan Cia Minera SAA Class B	771,915	910
			13,737
Philippines (0.1%)
	Manila Electric Co.	324,850	1,671
	Philippine Long Distance Telephone Co.	26,250	1,632
	SM Investments Corp.	127,740	1,620
	Bank of the Philippine Islands	1,166,464	1,591
	Ayala Land Inc.	3,644,064	1,421
	Banco de Oro Unibank Inc.	726,800	1,031
	Ayala Corp.	103,240	965
	SM Prime Holdings Inc.	2,797,302	778
	Metropolitan Bank & Trust	377,800	687
	Jollibee Foods Corp.	285,600	588
	Globe Telecom Inc.	26,850	562
	Petron Corp.	1,307,000	214
			12,760
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	444,568	7,014
^	Bank Pekao SA	73,255	4,781
	KGHM Polska Miedz SA	106,327	4,775
	Powszechny Zaklad Ubezpieczen SA	30,566	4,053
*,^	Polski Koncern Naftowy Orlen	224,166	3,161
^	Telekomunikacja Polska SA	479,365	3,052
	Polska Grupa Energetyczna SA	176,590	1,355
	Bank Zachodni WBK SA	15,610	1,154
	Polskie Gornictwo Naftowe i Gazownictwo SA	854,140	1,109
*	Getin Holding SA	258,773	970
*	BRE Bank SA	9,334	942
	Bank Handlowy w Warszawie SA	29,067	918
*	ING Bank Slaski SA	2,867	873
	TVN SA	114,898	723
*	Globe Trade Centre SA	78,081	635
			35,515
Portugal (0.3%)
	Portugal Telecom SGPS SA	635,529	9,185
	EDP - Energias de Portugal SA	1,935,456	7,404
	Galp Energia SGPS SA Class B	179,517	3,464
	Jeronimo Martins SGPS SA	180,349	2,708
	Brisa Auto-Estradas de Portugal SA	314,377	2,382
^	Banco Comercial Portugues SA	2,517,996	2,290
	Banco Espirito Santo SA	215,600	1,071
*	EDP Renovaveis SA	178,543	1,036
	Cimpor Cimentos de Portugal SGPS SA	139,383	969
^	Banco BPI SA	255,617	567
			31,076
Russia (1.6%)
	Gazprom OAO ADR	1,677,681	36,733
	Lukoil OAO ADR	452,544	25,236
	Surgutneftegas OJSC ADR	2,534,809	24,821
	Sberbank of Russia	6,135,214	20,142
	MMC Norilsk Nickel ADR	540,891	10,066
	Rosneft Oil Co. GDR	1,363,680	9,489
	NovaTek OAO	1,075,102	8,672
*	Federal Grid Co. Unified Energy System JSC	657,640,567	7,911
	Tatneft ADR	191,517	6,031

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Novolipetsk Steel OJSC	1,286,043	4,461
	Gazprom Neft JSC	1,008,359	3,952
*	Federal Hydrogenerating Co.	77,053,500	3,944
	Polyus Gold OJSC ADR	107,666	3,187
	Uralkali	639,201	3,170
	VTB Bank OJSC GDR	410,302	2,712
	Sistema JSFC GDR	104,444	2,689
*	Polymetal JSC	166,989	2,676
	Mobile Telesystems OJSC ADR	92,735	2,008
*	IDGC Holding JSC	11,440,394	1,981
	Mobile Telesystems OJSC	241,581	1,938
	Severstal OAO GDR	140,448	1,891
*	Inter Rao Ues OAO	792,386,900	1,189
^	Rostelecom OJSC ADR	42,704	1,143
*	OGK-4 OJSC	13,184,300	1,096
*	Raspadskaya	168,900	978
	Magnitogorsk Iron & Steel Works	1,012,348	965
*	TMK OAO	190,718	941
*	Mosenergo OAO	8,661,629	922
	VTB Bank OJSC	276,599,217	907
*	OGK-3 OJSC	14,128,700	745
	Aeroflot - Russian Airlines OJSC	231,082	566
*	TGK-1 OAO	778,059,000	537
	Wimm-Bill-Dann Foods OJSC ADR	12,207	310
*	PIK Group	47,161	177
*	IDGC Holding JSC New Shares	68,233	12
*,1	Yenisei Territorial Generating Co. OJSC GDR	5,021	9
			194,207
Singapore (1.3%)
	Singapore Telecommunications Ltd.	5,662,000	13,566
	DBS Group Holdings Ltd.	1,209,200	13,024
	Oversea-Chinese Banking Corp. Ltd.	1,743,600	12,180
	United Overseas Bank Ltd.	814,460	11,756
	Wilmar International Ltd.	1,807,964	8,983
*	Genting Singapore plc	4,333,000	7,290
	CapitaLand Ltd.	2,233,998	6,739
	Keppel Corp. Ltd.	853,000	6,597
	Singapore Exchange Ltd.	790,000	5,383
	Singapore Airlines Ltd.	423,670	5,196
	Fraser and Neave Ltd.	986,000	4,765
	City Developments Ltd.	482,000	4,756
	Noble Group Ltd.	3,167,072	4,573
	Singapore Press Holdings Ltd.	1,144,000	3,676
	Golden Agri-Resources Ltd.	6,546,251	3,305
	Jardine Cycle & Carriage Ltd.	100,000	3,047
	Singapore Technologies Engineering Ltd.	1,063,151	2,726
	Olam International Ltd.	1,098,000	2,669
	CapitaMall Trust	1,689,800	2,596
	SembCorp Industries Ltd.	642,000	2,278
	Ascendas Real Estate Investment Trust	1,305,000	2,083
	SembCorp Marine Ltd.	568,600	2,028
^	Yangzijiang Shipbuilding Holdings Ltd.	1,261,964	1,829
	CapitaCommercial Trust	1,526,235	1,764
	Keppel Land Ltd.	505,724	1,739
	ComfortDelGro Corp. Ltd.	1,470,424	1,687
	UOL Group Ltd.	409,000	1,441
	Venture Corp. Ltd.	193,000	1,354
*,^	Neptune Orient Lines Ltd.	694,750	1,155
	StarHub Ltd.	492,840	1,012
	Singapore Post Ltd.	1,031,000	940
^	Cosco Corp. Singapore Ltd.	636,000	920
	SMRT Corp. Ltd.	551,000	875
	Singapore Land Ltd.	124,000	683
	Wing Tai Holdings Ltd.	426,000	578

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Yanlord Land Group Ltd.	409,000	547
SIA Engineering Co. Ltd.	155,000	520
Allgreen Properties Ltd.	536,000	494
^ Haw Par Corp. Ltd.	105,000	489
M1 Ltd.	248,900	428
Wheelock Properties Singapore Ltd.	271,000	409
Hotel Properties Ltd.	136,000	295
^ Guocoland Ltd.	153,000	282
STATS ChipPAC Ltd.	313,000	230
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	190,356	19
		148,906
South Africa (2.0%)
MTN Group Ltd.	1,312,993	23,621
Sasol Ltd.	452,163	20,362
Standard Bank Group Ltd.	1,124,674	16,550
Naspers Ltd.	285,026	14,950
Impala Platinum Holdings Ltd.	445,868	12,588
AngloGold Ashanti Ltd.	255,959	12,005
FirstRand Ltd.	2,975,409	8,723
Gold Fields Ltd.	500,554	7,859
* Anglo Platinum Ltd.	73,955	7,307
Sanlam Ltd.	1,496,366	5,603
Shoprite Holdings Ltd.	387,343	5,477
Remgro Ltd.	341,715	5,295
Bidvest Group Ltd.	248,167	5,286
ABSA Group Ltd.	253,350	4,908
Kumba Iron Ore Ltd.	67,982	3,859
Steinhoff International Holdings Ltd.	1,115,351	3,500
Harmony Gold Mining Co. Ltd.	302,644	3,476
Nedbank Group Ltd.	180,649	3,374
RMB Holdings Ltd.	640,767	3,298
Truworths International Ltd.	324,838	3,205
Aspen Pharmacare Holdings Ltd.	230,597	3,072
Vodacom Group Ltd.	319,132	3,066
African Bank Investments Ltd.	562,536	2,883
Massmart Holdings Ltd.	139,833	2,847
Tiger Brands Ltd.	100,074	2,683
Growthpoint Properties Ltd.	1,072,444	2,644
Imperial Holdings Ltd.	149,748	2,448
Woolworths Holdings Ltd.	603,281	2,364
Foschini Group Ltd.	170,491	2,068
Netcare Ltd.	993,646	2,067
Pretoria Portland Cement Co. Ltd.	410,825	1,956
* Sappi Ltd.	384,928	1,906
ArcelorMittal South Africa Ltd.	155,968	1,789
Aveng Ltd.	284,416	1,788
Spar Group Ltd.	122,998	1,672
Investec Ltd.	196,063	1,612
Mr Price Group Ltd.	177,265	1,610
African Rainbow Minerals Ltd.	60,639	1,544
Murray & Roberts Holdings Ltd.	239,031	1,481
Nampak Ltd.	477,834	1,341
Reunert Ltd.	145,133	1,326
Clicks Group Ltd.	196,381	1,279
Barloworld Ltd.	165,105	1,240
Adcock Ingram Holdings Ltd.	128,577	1,202
Pick n Pay Stores Ltd.	176,274	1,160
Sun International Ltd.	81,548	1,140
Discovery Holdings Ltd.	200,207	1,128
Liberty Holdings Ltd.	101,255	1,083
Tongaat Hulett Ltd.	72,569	1,018
Telkom SA Ltd.	185,705	959
AVI Ltd.	237,692	952
Metropolitan Holdings Ltd.	383,132	924

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Exxaro Resources Ltd.	48,705	916
Medi-Clinic Corp. Ltd.	231,675	894
Aeci Ltd.	79,087	880
Mondi Ltd.	102,128	851
JD Group Ltd.	117,565	826
* Mvelaphanda Resources Ltd.	116,186	758
Northam Platinum Ltd.	107,049	740
Lewis Group Ltd.	72,272	736
Fountainhead Property Trust	726,010	709
JSE Ltd.	61,328	694
Wilson Bayly Holmes-Ovcon Ltd.	34,642	667
Illovo Sugar Ltd.	172,233	641
Grindrod Ltd.	248,189	601
Santam Ltd.	31,876	527
Pick'n Pay Holdings Ltd.	154,332	424
* Evraz Highveld Steel and Vanadium Ltd.	31,375	397
Allied Technologies Ltd.	41,309	373
Group Five Ltd.	64,809	362
African Oxygen Ltd.	108,981	325
* Trans Hex Group Ltd.	19,524	8
		239,827
South Korea (3.4%)
1 Samsung Electronics Co. Ltd. GDR	135,091	45,090
POSCO ADR	244,526	25,416
Samsung Electronics Co. Ltd.	36,142	23,978
Hyundai Motor Co.	116,789	17,680
Hyundai Heavy Industries Co. Ltd.	40,283	13,140
Hyundai Mobis	51,478	12,820
Shinhan Financial Group Co. Ltd. ADR	142,616	11,091
LG Chem Ltd.	35,126	10,869
KB Financial Group Inc. ADR	235,452	10,572
Kia Motors Corp.	209,460	8,381
LG Electronics Inc.	76,669	6,751
SK Energy Co. Ltd.	49,132	6,612
LG Display Co. Ltd.	190,930	6,547
* Hynix Semiconductor Inc.	312,520	6,436
Samsung C&T Corp.	109,306	6,419
* NHN Corp.	34,088	6,031
Samsung Fire & Marine Insurance Co. Ltd.	33,556	5,755
Shinsegae Co. Ltd.	9,968	5,053
OCI Co. Ltd.	16,101	4,742
* Korea Electric Power Corp. ADR	358,221	4,732
SK Telecom Co. Ltd. ADR	252,736	4,658
Samsung Heavy Industries Co. Ltd.	164,580	4,625
Samsung Engineering Co. Ltd.	28,589	4,569
LG Corp.	61,639	4,410
Samsung Electro-Mechanics Co. Ltd.	39,516	4,341
Hyundai Engineering & Construction Co. Ltd.	58,361	3,921
* Samsung Life Insurance Co. Ltd.	42,796	3,835
S-Oil Corp.	60,134	3,713
KT Corp. ADR	178,560	3,694
Woori Finance Holdings Co. Ltd.	287,340	3,623
Samsung Techwin Co. Ltd.	37,229	3,480
SK Holdings Co. Ltd.	33,328	3,473
Samsung SDI Co. Ltd.	23,919	3,285
Hana Financial Group Inc.	112,210	3,189
KT&G Corp.	48,222	2,965
Cheil Industries Inc.	35,072	2,950
Hyundai Steel Co.	29,989	2,912
Amorepacific Corp.	3,085	2,854
Hyosung Corp.	25,007	2,780
LG Household & Health Care Ltd.	8,287	2,769
Samsung Securities Co. Ltd.	46,686	2,674
Kangwon Land Inc.	111,980	2,637

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Lotte Shopping Co. Ltd.	6,236	2,555
Korea Zinc Co. Ltd.	10,053	2,544
NCSoft Corp.	11,528	2,539
Honam Petrochemical Corp.	11,001	2,432
Doosan Corp.	17,640	2,380
GS Engineering & Construction Corp.	27,558	2,342
Doosan Heavy Industries and Construction Co. Ltd.	29,212	2,302
LS Corp.	22,228	2,256
Daewoo Securities Co. Ltd.	102,670	2,232
Korea Exchange Bank	182,120	2,171
Hankook Tire Co. Ltd.	80,900	2,107
Daelim Industrial Co. Ltd.	24,827	2,027
Hanwha Corp.	53,070	2,004
Shinhan Financial Group Co. Ltd.	51,230	1,985
Woongjin Coway Co. Ltd.	53,330	1,935
Hyundai Department Store Co. Ltd.	16,159	1,791
Hyundai Mipo Dockyard	10,562	1,767
GS Holdings	33,300	1,748
Dongbu Insurance Co. Ltd.	49,450	1,748
KB Financial Group Inc.	38,489	1,714
Hyundai Merchant Marine Co. Ltd.	47,480	1,680
Daewoo International Corp.	53,483	1,668
Busan Bank	132,580	1,652
Industrial Bank of Korea	114,420	1,644
* Korean Air Lines Co. Ltd.	24,932	1,588
Hyundai Securities Co.	120,450	1,579
Hyundai Development Co.	53,530	1,506
* Doosan Infracore Co. Ltd.	60,610	1,500
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	56,050	1,492
Hanwha Chem Corp.	50,640	1,379
CJ CheilJedang Corp.	6,679	1,287
Woori Investment & Securities Co. Ltd.	71,610	1,266
Samsung Card Co.	26,442	1,265
KCC Corp.	3,796	1,259
* Hanjin Shipping Co. Ltd.	44,499	1,235
Daegu Bank Ltd.	93,230	1,223
Korea Investment Holdings Co. Ltd.	38,110	1,204
LG Uplus Corp.	182,230	1,182
S1 Corp.	20,830	1,148
* STX Corp. Co. Ltd.	37,045	1,137
Yuhan Corp.	7,662	1,086
Hanjin Heavy Industries & Construction Co. Ltd.	25,537	974
STX Offshore & Shipbuilding Co. Ltd.	39,730	961
Lotte Confectionery Co. Ltd.	781	853
Pacific Corp.	5,308	831
STX Pan Ocean Co. Ltd.	76,430	814
Samsung Fine Chemicals Co. Ltd.	13,230	786
Glovis Co. Ltd.	5,314	753
Dongkuk Steel Mill Co. Ltd.	31,350	722
CJ Corp.	10,097	712
* Daum Communications Corp.	9,864	688
Cheil Worldwide Inc.	61,790	673
Daewoo Engineering & Construction Co. Ltd.	71,119	667
Korea Gas Corp.	15,420	632
Halla Climate Control Corp.	32,630	606
Mirae Asset Securities Co. Ltd.	11,372	596
Nong Shim Co. Ltd.	3,036	558
Hite Brewery Co. Ltd.	4,964	554
SK Networks Co. Ltd.	55,870	537
* Korea Express Co. Ltd.	7,427	470
Daishin Securities Co. Ltd.	31,660	434
Hyundai Hysco	20,850	423
Lotte Chilsung Beverage Co. Ltd.	606	415
LG Hausys Ltd.	4,342	347

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
KT Corp.	8,281	326
SKC Co. Ltd.	9,110	311
* Hanjin Shipping Holdings Co. Ltd.	20,539	294
POSCO	699	288
* Korea Electric Power Corp.	8,520	224
Daishin Securities Co. Ltd. Prior Pfd.	21,130	195
Sindoh Co. Ltd.	3,815	184
Lotte Midopa Co. Ltd.	10,880	140
SK Telecom Co. Ltd.	745	113
		404,112
Spain (2.8%)
^ Telefonica SA	3,257,976	88,039
Banco Santander SA	5,808,375	74,554
Banco Bilbao Vizcaya Argentaria SA	2,637,583	34,749
Iberdrola SA	3,816,195	32,242
Repsol YPF SA	866,133	24,018
Inditex SA	176,754	14,763
^ ACS Actividades de Construccion y Servicios SA	167,058	8,770
Abertis Infraestructuras SA	263,830	5,217
Banco Popular Espanol SA	706,869	4,578
Ferrovial SA	391,757	4,470
^ Banco de Sabadell SA	850,595	4,140
Criteria Caixacorp SA	720,632	4,071
Gas Natural SDG SA	262,733	3,849
Acerinox SA	177,229	2,907
Enagas	124,643	2,749
^ Grifols SA	153,385	2,486
Indra Sistemas SA	116,655	2,286
Mapfre SA	629,578	2,092
Iberdrola Renovables SA	587,467	1,985
Red Electrica Corp. SA	37,551	1,887
Endesa SA	60,852	1,688
Zardoya Otis SA	99,637	1,661
^ Bankinter SA	245,863	1,640
Acciona SA	18,361	1,617
Corp Financiera Alba	22,995	1,217
* Gamesa Corp. Tecnologica SA	172,109	1,199
^ Fomento de Construcciones y Contratas SA	37,290	1,007
^ Banco de Valencia SA	174,570	985
^ Gestevision Telecinco SA	66,761	852
^ Banco Espanol de Credito SA	62,761	630
		332,348
Sweden (2.1%)
Nordea Bank AB	2,850,907	31,390
Telefonaktiebolaget LM Ericsson Class B	2,137,403	23,506
Hennes & Mauritz AB Class B	413,447	14,562
Svenska Handelsbanken AB Class A	437,086	14,299
* Volvo AB Class B	1,027,752	13,914
TeliaSonera AB	1,598,721	13,354
Sandvik AB	844,682	12,735
Skandinaviska Enskilda Banken AB Class A	1,539,376	11,934
Atlas Copco AB Class A	447,706	9,356
SKF AB	290,414	7,507
* Swedbank AB Class A	506,766	7,086
Svenska Cellulosa AB Class B	426,147	6,607
Investor AB Class B	319,507	6,558
Tele2 AB	298,347	6,557
* Volvo AB Class A	481,362	6,368
Assa Abloy AB Class B	246,170	6,312
Scania AB Class B	284,005	6,039
Skanska AB Class B	278,605	5,332
Atlas Copco AB Class B	278,851	5,320
Electrolux AB Class B	213,736	5,177
Swedish Match AB	176,606	4,941

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Alfa Laval AB	221,761	3,849
Getinge AB	157,938	3,344
Boliden AB	193,081	3,278
Kinnevik Investment AB Class B	152,454	3,147
Ratos AB	85,489	3,048
Modern Times Group AB Class B	42,291	3,038
Industrivarden AB Class A	189,294	2,878
Securitas AB Class B	245,223	2,683
SSAB AB Class A	169,488	2,377
Husqvarna AB	300,705	2,116
Holmen AB	44,623	1,417
Industrivarden AB	85,847	1,271
SSAB AB Class B	61,682	763
* Scania AB Class A	16,725	350
		252,413
Switzerland (5.1%)
Nestle SA	2,458,488	134,662
Novartis AG	1,605,858	93,048
Roche Holding AG	498,653	73,229
* UBS AG	2,692,577	45,740
ABB Ltd.	1,646,209	34,099
Credit Suisse Group AG	803,761	33,275
Zurich Financial Services AG	104,638	25,607
Syngenta AG	67,203	18,608
Cie Financiere Richemont SA	370,984	18,504
* Transocean Ltd.	226,945	14,358
Swiss Reinsurance Co. Ltd.	263,981	12,684
Holcim Ltd.	171,904	10,709
Swatch Group AG (Bearer)	21,948	8,389
SGS SA	4,133	6,611
Julius Baer Group Ltd.	146,586	6,186
Givaudan SA	6,001	6,183
Swisscom AG	14,732	6,152
Adecco SA	100,370	5,616
Geberit AG	28,923	5,544
Kuehne & Nagel International AG	42,220	5,223
Swatch Group AG (Registered)	65,729	4,570
Sonova Holding AG	35,265	4,084
Synthes Inc.	33,919	4,046
* Actelion Ltd.	69,198	3,457
Lonza Group AG	37,568	3,289
Baloise Holding AG	34,993	3,233
Lindt & Spruengli AG	99	2,838
Swiss Life Holding AG	22,412	2,743
* GAM Holding AG	151,167	2,388
Schindler Holding AG (Registered)	20,249	2,202
Pargesa Holding SA	27,333	2,167
Lindt & Spruengli AG	601	1,634
Schindler Holding AG (Bearer)	13,993	1,500
Sika AG	747	1,481
Nobel Biocare Holding AG	86,032	1,422
Straumann Holding AG	5,590	1,170
BKW FMB Energie AG	11,504	784
EFG International AG	34,968	430
		607,865
Taiwan (2.6%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,933,846	32,008
Hon Hai Precision Industry Co. Ltd.	6,775,841	25,626
HTC Corp.	574,496	13,028
Formosa Plastics Corp.	4,325,220	12,393
Nan Ya Plastics Corp.	5,549,370	12,328
MediaTek Inc.	772,227	9,715
Formosa Chemicals & Fibre Corp.	3,040,210	8,694
Cathay Financial Holding Co. Ltd.	5,432,552	8,304

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Chunghwa Telecom Co. Ltd. ADR	321,878	7,532
Taiwan Semiconductor Manufacturing Co. Ltd.	3,582,532	7,370
China Steel Corp.	7,224,051	7,317
* Chimei Innolux Corp.	4,791,575	6,430
* AU Optronics Corp. ADR	590,905	5,927
Fubon Financial Holding Co. Ltd.	4,545,435	5,561
Acer Inc.	1,887,822	5,498
Delta Electronics Inc.	1,258,818	5,200
Chinatrust Financial Holding Co. Ltd.	7,073,128	4,416
United Microelectronics Corp. ADR	1,394,563	4,309
Mega Financial Holding Co. Ltd.	5,994,000	4,156
Compal Electronics Inc.	3,085,510	3,937
Uni-President Enterprises Corp.	3,004,700	3,905
Quanta Computer Inc.	2,045,480	3,757
Far Eastern New Century Corp.	2,541,414	3,655
Yuanta Financial Holding Co. Ltd.	5,810,845	3,649
Asustek Computer Inc.	448,642	3,641
Formosa Petrochemical Corp.	1,338,580	3,638
Advanced Semiconductor Engineering Inc. ADR	680,693	3,015
Taiwan Mobile Co. Ltd.	1,325,609	2,955
Wistron Corp.	1,344,489	2,766
Siliconware Precision Industries Co. ADR	457,576	2,553
Synnex Technology International Corp.	1,039,990	2,547
Taiwan Cement Corp.	2,347,583	2,496
Foxconn Technology Co. Ltd.	778,254	2,427
China Development Financial Holding Corp.	8,138,353	2,419
Hua Nan Financial Holdings Co. Ltd.	3,557,143	2,345
Taiwan Cooperative Bank	3,182,740	2,273
First Financial Holding Co. Ltd.	3,373,780	2,225
President Chain Store Corp.	539,904	2,141
Lite-On Technology Corp.	1,564,723	2,067
Pou Chen Corp.	2,069,725	1,961
Epistar Corp.	599,000	1,917
SinoPac Financial Holdings Co. Ltd.	5,011,000	1,888
Unimicron Technology Corp.	1,064,975	1,808
Taiwan Fertilizer Co. Ltd.	504,000	1,719
Chang Hwa Commercial Bank	2,544,000	1,681
Asia Cement Corp.	1,628,526	1,678
* Pegatron Corp.	1,203,038	1,628
Yulon Motor Co. Ltd.	830,898	1,627
Cheng Shin Rubber Industry Co. Ltd.	727,667	1,622
Far EasTone Telecommunications Co. Ltd.	1,099,643	1,584
* Taishin Financial Holding Co. Ltd.	3,556,338	1,555
Largan Precision Co. Ltd.	72,068	1,430
Macronix International	2,272,937	1,398
* Shin Kong Financial Holding Co. Ltd.	3,669,298	1,349
Taiwan Glass Industrial Corp.	1,094,231	1,323
* Walsin Lihwa Corp.	2,184,000	1,308
United Microelectronics Corp.	2,534,000	1,216
Inventec Co. Ltd.	2,095,400	1,102
E.Sun Financial Holding Co. Ltd.	2,047,842	1,052
* China Airlines Ltd.	1,306,244	1,019
Catcher Technology Co. Ltd.	369,153	983
Chicony Electronics Co. Ltd.	444,931	980
KGI Securities Co. Ltd.	1,943,000	916
Novatek Microelectronics Corp. Ltd.	310,916	907
* Evergreen Marine Corp. Taiwan Ltd.	1,078,000	898
* Powerchip Technology Corp.	3,533,958	877
Polaris Securities Co. Ltd.	1,551,359	862
Formosa Taffeta Co. Ltd.	935,000	850
Realtek Semiconductor Corp.	355,939	844
* Inotera Memories Inc.	1,711,025	838
* Tatung Co. Ltd.	3,453,000	814
Teco Electric and Machinery Co. Ltd.	1,285,000	806

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
* HannStar Display Corp.	3,902,463	780
Advantech Co. Ltd.	284,641	777
* Nanya Technology Corp.	1,295,609	775
Nan Ya Printed Circuit Board Corp.	185,821	759
Coretronic Corp.	491,386	751
* Eva Airways Corp.	732,201	740
* Taiwan Business Bank	2,215,200	738
Giant Manufacturing Co. Ltd.	187,625	737
* Yageo Corp.	1,713,000	730
Feng Hsin Iron & Steel Co.	421,790	692
U-Ming Marine Transport Corp.	322,000	663
* Yang Ming Marine Transport Corp.	827,369	630
Capital Securities Corp.	1,327,243	605
Eternal Chemical Co. Ltd.	508,625	589
* Qisda Corp.	822,640	574
Yuen Foong Yu Paper Manufacturing Co. Ltd.	1,150,918	567
* Winbond Electronics Corp.	1,979,000	516
Cathay Real Estate Development Co. Ltd.	897,000	502
Far Eastern International Bank	1,132,483	501
* Wan Hai Lines Ltd.	679,050	498
Chunghwa Telecom Co. Ltd.	209,818	491
* CMC Magnetics Corp.	1,862,000	489
* Ritek Corp.	1,727,397	486
Cheng Uei Precision Industry Co. Ltd.	225,078	461
Waterland Financial Holdings	1,340,329	433
D-Link Corp.	420,870	425
President Securities Corp.	687,260	404
Transcend Information Inc.	161,455	401
Ton Yi Industrial Corp.	763,000	396
Oriental Union Chemical Corp.	373,083	394
Taiwan Secom Co. Ltd.	219,000	393
Mitac International Corp.	873,736	392
* Chunghwa Picture Tubes	2,447,130	369
China Motor Corp.	450,105	366
Faraday Technology Corp.	167,897	331
* AU Optronics Corp.	313,000	312
* Asia Optical Co. Inc.	162,381	277
Micro-Star International Co. Ltd.	463,929	248
Vanguard International Semiconductor Corp.	476,466	207
Compal Communications Inc.	222,520	189
LITE-ON IT Corp.	120,654	128
* Tatung Co. Ltd. GDR	26,447	125
Advanced Semiconductor Engineering Inc.	125,000	109
Siliconware Precision Industries Co.	98,000	108
Inventec Appliances Corp.	123,963	96
* Shin Kong Financial Holding Co. Ltd. Rights Exp. 11/25/2010	210,707	9
		307,826
Thailand (0.4%)
PTT PCL (Foreign)	564,700	5,721
PTT Exploration & Production PCL (Foreign)	910,172	5,206
Siam Commercial Bank PCL (Foreign)	1,042,186	3,572
Kasikornbank PCL (Foreign)	817,600	3,443
Siam Cement PCL (Foreign)	223,512	2,459
Advanced Info Service PCL (Foreign)	779,350	2,344
CP ALL PCL (Foreign)	1,502,100	2,230
Bangkok Bank PCL (Foreign)	336,397	1,737
Bank of Ayudhya PCL(Local)	1,981,253	1,599
Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,516
* TMB Bank PCL	15,378,000	1,158
Banpu PCL	41,500	1,082
PTT Chemical PCL (Foreign)	218,600	1,032
Thai Oil PCL (Foreign)	568,700	1,008
Krung Thai Bank PCL (Foreign)	1,740,000	981
* Banpu PCL (Local)	35,800	927

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
IRPC PCL (Foreign)	5,950,900	844
PTT Aromatics & Refining PCL (Foreign)	756,596	753
BEC World PCL (Foreign)	573,400	637
Thai Airways International PCL (Foreign)	364,302	568
Thai Union Frozen Products PCL (Foreign)	278,880	535
Land and Houses PCL (Foreign)	2,192,600	524
Electricity Generating PCL (Foreign)	130,500	427
Central Pattana PCL	451,600	419
* PTT PCL	39,800	403
Delta Electronics Thai PCL (Foreign)	339,900	361
Total Access Communication PCL (Foreign)	246,500	346
* Total Access Communication PCL (Local)	238,100	335
Airports of Thailand PCL (Foreign)	247,000	322
Siam Makro PCL (Foreign)	53,100	241
Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	229
Siam City Cement PCL (Foreign)	29,100	224
* Siam Commercial Bank PCL (Local)	64,800	222
* Advanced Info Service PCL (Local)	70,700	213
* Charoen Pokphand Foods PCL	253,900	198
Thoresen Thai Agencies PCL	209,600	163
* PTT Chemical PCL	33,600	159
* IRPC PCL	920,400	130
* BEC World PCL	109,200	121
* PTT Exploration and Production PCL (Local)	21,000	120
* Siam City Cement PCL (Local)	15,500	120
* Krung Thai Bank PCL	209,800	118
* Electricity Generating PCL	33,800	108
* CP ALL PCL (Local)	71,800	107
* Airports of Thailand PCL	77,200	101
* Ratchaburi Electricity Generating Holding PCL (Local)	81,900	100
* Siam Makro PCL	21,400	97
* Bank of Ayudhya PCL (Local)	1,000	1
		45,261
Turkey (0.4%)
Turkiye Garanti Bankasi AS	897,578	5,418
Akbank TAS	851,397	5,278
Turkiye Is Bankasi	947,333	4,195
KOC Holding AS	687,265	3,235
Turkiye Halk Bankasi AS	265,760	2,640
Anadolu Efes Biracilik Ve Malt Sanayii AS	158,421	2,497
* Yapi ve Kredi Bankasi AS	622,993	2,350
* Turk Hava Yollari	543,174	2,230
* Eregli Demir ve Celik Fabrikalari TAS	579,226	2,143
Tupras Turkiye Petrol Rafinerileri AS	72,325	1,923
BIM Birlesik Magazalar AS	55,327	1,899
Turk Telekomunikasyon AS	361,691	1,689
Asya Katilim Bankasi AS	656,750	1,673
Turkiye Vakiflar Bankasi Tao	519,294	1,648
Turkcell Iletisim Hizmet AS	222,566	1,593
Haci Omer Sabanci Holding AS (Bearer)	283,243	1,535
Enka Insaat ve Sanayi AS	309,478	1,397
Arcelik AS	150,520	822
Coca-Cola Icecek AS	51,265	634
* Dogan Sirketler Grubu Holdings	692,262	496
Ford Otomotiv Sanayi AS	49,167	431
		45,726
United Kingdom (14.2%)
HSBC Holdings plc	12,493,458	130,028
Vodafone Group plc	37,341,519	102,077
BP plc	13,369,261	90,874
Royal Dutch Shell plc Class A	2,517,083	81,688
GlaxoSmithKline plc	3,718,554	72,615
Rio Tinto plc	1,084,227	70,421
Royal Dutch Shell plc Class B	1,926,765	61,660

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
BHP Billiton plc	1,565,917	55,473
British American Tobacco plc	1,416,585	53,967
AstraZeneca plc	1,023,259	51,472
Standard Chartered plc	1,655,875	47,896
BG Group plc	2,391,888	46,561
Anglo American plc	939,669	43,782
Tesco plc	5,635,469	38,567
Barclays plc	8,552,146	37,582
Diageo plc	1,785,738	32,943
* Lloyds Banking Group plc	28,467,373	31,289
Xstrata plc	1,550,129	30,031
Reckitt Benckiser Group plc	514,064	28,720
SABMiller plc	834,990	27,090
Unilever plc	911,321	26,274
National Grid plc	2,457,982	23,244
Imperial Tobacco Group plc	721,812	23,118
Centrica plc	3,661,457	19,483
Prudential plc	1,793,645	18,141
Rolls-Royce Group plc	1,314,318	13,636
BT Group plc	5,486,651	13,529
BAE Systems plc	2,424,292	13,382
Aviva plc	1,990,520	12,694
Scottish & Southern Energy plc	653,611	12,079
Tullow Oil plc	627,441	11,917
Compass Group plc	1,336,230	10,950
British Sky Broadcasting Group plc	929,075	10,518
WPP plc	891,549	10,361
Shire plc	397,186	9,321
WM Morrison Supermarkets plc	1,879,952	8,848
* Royal Bank of Scotland Group plc	12,348,389	8,835
Pearson plc	571,674	8,756
Experian plc	721,873	8,388
J Sainsbury plc	1,305,513	8,151
Old Mutual plc	3,850,052	8,018
Marks & Spencer Group plc	1,131,708	7,756
Reed Elsevier plc	858,331	7,364
International Power plc	1,069,257	7,134
Legal & General Group plc	4,185,204	6,729
Carnival plc	149,972	6,480
Kingfisher plc	1,652,734	6,296
* Cairn Energy plc	990,432	6,121
Randgold Resources Ltd.	64,254	6,022
Antofagasta plc	281,853	5,966
Land Securities Group plc	543,445	5,893
Standard Life plc	1,611,711	5,859
Smith & Nephew plc	626,681	5,506
ARM Holdings plc	936,668	5,468
* Wolseley plc	200,879	5,343
Capita Group plc	431,818	5,302
Smiths Group plc	275,343	5,255
RSA Insurance Group plc	2,428,009	5,094
Man Group plc	1,209,548	5,055
Burberry Group plc	308,920	5,045
British Land Co. plc	617,884	5,045
Aggreko plc	193,261	4,877
Next plc	131,585	4,818
Johnson Matthey plc	152,077	4,664
Associated British Foods plc	278,057	4,664
United Utilities Group plc	473,369	4,634
Petrofac Ltd.	182,467	4,276
Resolution Ltd.	1,019,496	4,274
G4S plc	1,002,445	4,203
AMEC plc	235,829	4,102
* Lonmin plc	144,253	4,038

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

					Market
					Value
				Shares	($000)
	Sage Group plc			927,556	4,002
*	Autonomy Corp. plc			170,365	3,989
	Intercontinental Hotels Group plc			202,067	3,903
	Eurasian Natural Resources Corp. plc			273,198	3,811
	Admiral Group plc			142,869	3,728
	Severn Trent plc			164,764	3,683
	ICAP plc			471,789	3,447
	Serco Group plc			348,230	3,426
	Inmarsat plc			321,991	3,362
	Whitbread plc			123,737	3,357
	Hammerson plc			495,331	3,328
	3i Group plc			676,510	3,250
	Kazakhmys plc			152,129	3,206
	Vedanta Resources plc			94,907	3,156
	Rexam plc			611,978	3,117
	Fresnillo plc			153,860	3,081
*	ITV plc			2,800,148	3,067
	Cobham plc			810,858	3,009
	Schroders plc			118,638	2,999
	Bunzl plc			233,908	2,769
	Capital Shopping Centres Group plc			443,707	2,732
	Tate & Lyle plc			333,669	2,687
	Invensys plc			581,161	2,685
	Segro plc			527,321	2,505
	Logica plc			1,111,521	2,305
	Cable & Wireless Worldwide plc			1,897,927	2,133
	Home Retail Group plc			604,211	2,119
*	Rentokil Initial plc			1,301,023	2,065
	United Business Media Ltd.			176,966	1,865
*,^	British Airways plc			415,123	1,799
	Hays plc			1,001,728	1,774
	Thomas Cook Group plc			598,472	1,735
	Daily Mail & General Trust plc			191,997	1,655
	Cable & Wireless Communications plc			1,925,881	1,651
	Aegis Group plc			813,254	1,639
	Drax Group plc			266,041	1,621
	TUI Travel plc			409,685	1,386
	Ladbrokes plc			616,485	1,301
	William Hill plc			481,856	1,240
	Provident Financial plc			93,287	1,166
	Schroders plc			44,930	909
	African Barrick Gold Ltd.			85,018	742
*	TalkTalk Telecom Group plc			258,140	546
					1,685,612
Total Common Stocks (Cost $10,873,406)					11,906,217

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.6%)
2,3	Vanguard Market Liquidity Fund	0.237%		196,751,762	196,752

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
4	Freddie Mac Discount Notes	0.300%	11/1/10	2,500	2,500

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Freddie Mac Discount Notes	0.321%	12/15/10	4,000	3,999
				6,499
Total Temporary Cash Investments (Cost $203,250)				203,251
Total Investments (102.0%) (Cost $11,076,656)				12,109,468
Other Assets and Liabilities—Net (-2.0%)[3]				(232,947)
Net Assets (100%)				11,876,521

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $185,816,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010, the aggregate value of these securities was $61,607,000, representing 0.5% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $196,752,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the "Funds") as of October 31, 2010 and for the year then ended and have issued our unqualified report thereon dated December 14, 2010. Our audits included audits of the Funds' schedules of investments as of October 31, 2010. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
December 14, 2010

© 2010 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA0770 122010

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (98.4%)
Australia (4.7%)
MacArthur Coal Ltd.	83,707	987
* Andean Resources Ltd.	155,365	969
UGL Ltd.	63,380	916
Seek Ltd.	128,248	909
David Jones Ltd.	195,108	909
Ramsay Health Care Ltd.	58,025	890
* Lynas Corp. Ltd.	613,660	884
* Mount Gibson Iron Ltd.	433,827	862
^ Campbell Brothers Ltd.	24,399	840
* PanAust Ltd.	1,118,505	821
^ JB Hi-Fi Ltd.	41,501	809
APA Group	208,330	798
* Riversdale Mining Ltd.	74,835	788
Whitehaven Coal Ltd.	100,471	684
ING Office Fund	1,069,015	646
Boart Longyear Group	179,370	637
Monadelphous Group Ltd.	38,034	623
Transfield Services Ltd.	173,992	591
Primary Health Care Ltd.	189,898	581
GrainCorp Ltd.	77,238	570
* Karoon Gas Australia Ltd.	57,284	529
ConnectEast Group	1,217,640	518
Iress Market Technology Ltd.	59,729	513
ING Industrial Fund	993,202	512
* Atlas Iron Ltd.	182,698	451
* Perseus Mining Ltd.	147,383	433
Bradken Ltd.	53,019	426
Platinum Asset Management Ltd.	89,298	421
^ Kingsgate Consolidated Ltd.	41,662	409
FKP Property Group	430,575	396
* Citadel Resource Group Ltd.	832,161	395
Invocare Ltd.	60,716	389
* Pacific Brands Ltd.	362,804	386
* Virgin Blue Holdings Ltd.	885,173	374
* Silex Systems Ltd.	66,401	342
Charter Hall Retail REIT	112,702	338
Independence Group NL	47,995	330
^ Western Areas NL	56,304	325
SAI Global Ltd.	75,600	324
Abacus Property Group	761,080	320
Beach Energy Ltd.	467,021	307
Bunnings Warehouse Property Trust	167,048	306
Cabcharge Australia Ltd.	52,544	295
Cromwell Group	415,012	295
Crane Group Ltd.	39,577	294
* St. Barbara Ltd.	719,205	294
Linc Energy Ltd.	147,619	281
Premier Investments Ltd.	40,702	276
* Sundance Resources Ltd.	972,875	275
OM Holdings Ltd.	167,981	266
* Murchison Metals Ltd.	173,658	265
* Gindalbie Metals Ltd.	253,958	262
* Coal of Africa Ltd.	185,324	258
Minara Resources Ltd.	345,189	257
* Pharmaxis Ltd.	93,038	257
* Extract Resources Ltd.	33,327	250
Emeco Holdings Ltd.	278,264	243
GUD Holdings Ltd.	23,313	239
Charter Hall Group	430,782	236
Medusa Mining Ltd.	43,155	236
* Mineral Deposits Ltd.	204,803	231

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
*	Avoca Resources Ltd.	74,431	231
	Seven Group Holdings Ltd.	31,744	230
	Fleetwood Corp. Ltd.	18,690	224
	Wotif.com Holdings Ltd.	47,010	216
*,^	Mirabela Nickel Ltd.	137,724	214
*	Austar United Communications Ltd.	220,169	211
*	Eastern Star Gas Ltd.	245,939	204
*	Carnarvon Petroleum Ltd.	416,285	200
	Oakton Ltd.	65,540	199
	Australian Pharmaceutical Industries Ltd.	385,867	195
	Reject Shop Ltd.	10,711	193
	Mineral Resources Ltd.	19,642	191
*	Kagara Ltd.	248,826	186
	Hills Industries Ltd.	86,639	183
	Panoramic Resources Ltd.	79,156	183
*	Mantra Resources Ltd.	31,379	178
	Super Cheap Auto Group Ltd.	25,186	164
	SMS Management & Technology Ltd.	24,430	164
*	Nexus Energy Ltd.	357,532	164
	Straits Resources Ltd.	89,129	163
	Cardno Ltd.	34,417	162
	Dominion Mining Ltd.	54,343	160
	Ausdrill Ltd.	67,048	157
	NRW Holdings Ltd.	88,529	155
*,^	Centro Retail Group	871,321	154
*	Energy Developments Ltd.	57,860	147
	Mermaid Marine Australia Ltd.	50,033	140
	Mincor Resources NL	79,370	139
	Industrea Ltd.	308,328	139
	Macmahon Holdings Ltd.	282,812	138
	TPG Telecom Ltd.	89,959	137
*	Dart Energy Ltd.	119,539	135
	Austal Ltd.	51,746	124
	STW Communications Group Ltd.	130,535	123
*	PaperlinX Ltd.	280,826	123
	Automotive Holdings Group	54,616	122
*	Horizon Oil Ltd.	345,701	122
*	Roc Oil Co. Ltd.	290,223	118
	Hastie Group Ltd.	74,500	113
*	International Ferro Metals Ltd.	231,241	112
	Challenger Diversified Property Group	216,765	109
	WHK Group Ltd.	97,897	105
	PMP Ltd.	136,138	102
*	Australian Agricultural Co. Ltd.	64,424	101
	Ardent Leisure Group	95,240	100
	Alesco Corp. Ltd.	40,389	99
	Clough Ltd.	147,189	96
*	Energy World Corp. Ltd.	250,959	95
	Programmed Maintenance Services Ltd.	49,299	95
*	Customers Ltd.	50,751	92
*	Platinum Australia Ltd.	131,670	85
	Aspen Group	180,523	85
*	Skilled Group Ltd.	59,084	85
	Ausenco Ltd.	33,160	83
*	carsales.com.au Ltd.	15,868	74
*	Indophil Resources NL	70,812	70
*	Carbon Energy Ltd.	176,031	69
*	Sunland Group Ltd.	85,980	67
^	Astro Japan Property Group	181,304	61
*	Tap Oil Ltd.	74,307	58
*	Geodynamics Ltd.	88,558	51
*	AED Oil Ltd.	106,484	50
	Coffey International Ltd.	45,198	47
*	AJ Lucas Group Ltd.	19,282	45

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
*	iiNET Ltd.	13,291	37
*	Alliance Resources Ltd.	70,006	30
*	AWE Ltd.	18,872	28
	Infigen Energy	37,933	27
*	iSOFT Group Ltd.	127,526	12
			38,139
Austria (0.9%)
	Andritz AG	13,814	1,059
*	Wienerberger AG	46,370	781
	bwin Interactive Entertainment AG	13,914	666
	Atrium European Real Estate Ltd.	97,241	585
*	CA Immobilien Anlagen AG	38,732	582
	Conwert Immobilien Invest SE	38,430	582
	Schoeller-Bleckmann Oilfield Equipment AG	6,480	478
*	RHI AG	12,957	430
	Semperit AG Holding	8,126	356
	Flughafen Wien AG	5,562	345
*	Intercell AG	14,058	344
	Oesterreichische Post AG	11,307	342
	Mayr Melnhof Karton AG	2,884	312
*	Sparkassen Immobilien AG	21,251	168
	Kapsch TrafficCom AG	1,697	98
*	Palfinger AG	2,956	90
	BWT AG	3,018	84
*	A-TEC Industries AG	6,776	37
*	Zumtobel AG	1,745	36
			7,375
Belgium (1.4%)
	Bekaert SA	5,457	1,673
*	Telenet Group Holding NV	30,844	1,292
	Ackermans & van Haaren NV	9,020	778
	Cofinimmo	4,714	673
	D'ieteren SA	1,180	644
	Sofina SA	6,766	638
	Befimmo SCA Sicafi	5,938	548
	Nyrstar	35,197	519
	Banque Nationale de Belgique	76	383
	Warehouses De Pauw SCA	6,418	351
	Omega Pharma	7,300	341
	Sipef SA	4,023	321
*,^	AGFA-Gevaert NV	48,512	283
	Tessenderlo Chemie NV	8,086	277
	Cie Maritime Belge SA	8,699	263
	EVS Broadcast Equipment SA	4,159	261
*	RHJ International	31,748	248
	Melexis NV	12,650	224
	Cie d'Entreprises CFE	3,374	211
	Euronav NV	12,078	202
*	Barco NV	3,215	190
*	ThromboGenics NV	6,472	168
	Gimv NV	2,711	150
*	KBC Ancora	6,324	142
	Van de Velde NV	2,630	138
*	Ion Beam Applications	6,603	81
	Intervest Offices	2,049	67
*	Wereldhave Belgium NV	673	63
*	Recticel SA	2,645	28
*,^	AGFA-Gevaert NV Rights Exp. 11/05/2010	46,104	15
			11,172
Brazil (1.7%)
	Gafisa SA	156,800	1,292
	BR Malls Participacoes SA	112,663	1,058
	Cia Hering	19,720	971

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
CETIP SA - Balcao Organizado de Ativos e Derivativos	84,721	899
Anhanguera Educacional Participacoes SA	44,100	861
Totvs SA	8,420	764
Rossi Residencial SA	72,500	711
Gol Linhas Aereas Inteligentes SA Prior Pfd.	36,100	625
Localiza Rent a Car SA	34,860	577
* Sul America SA	47,400	557
Marcopolo SA Prior Pfd.	137,588	550
Randon Participacoes SA Prior Pfd.	64,450	539
* Magnesita Refratarios SA	71,300	471
Odontoprev SA	31,130	458
Brookfield Incorporacoes SA	77,521	418
Diagnosticos da America SA	32,500	395
Confab Industrial SA Prior Pfd.	91,632	335
Cia de Saneamento de Minas Gerais-COPASA	21,100	324
LPS Brasil Consultoria de Imoveis SA	13,200	289
Contax Participacoes SA Prior Pfd.	16,200	278
Santos Brasil Participacoes SA	18,600	250
Guararapes Confeccoes SA	4,500	236
* MPX Energia SA	14,000	234
Grendene SA	35,900	186
* Lupatech SA	13,400	166
* Unipar Participacoes SA Prior Pfd.	216,400	85
Cia de Tecidos do Norte de Minas - Coteminas Prior Pfd.	23,200	59
* Cia Energetica do Ceara Prior Pfd.	1,500	25
		13,613
Canada (16.0%)
Crescent Point Energy Corp.	94,959	3,761
* Silver Wheaton Corp.	130,667	3,756
* Ivanhoe Mines Ltd.	139,416	3,338
Eldorado Gold Corp.	194,636	3,296
* Pacific Rubiales Energy Corp.	100,319	3,198
* Valeant Pharmaceuticals International Inc.	112,547	3,114
First Quantum Minerals Ltd.	31,128	2,726
IAMGOLD Corp.	142,280	2,596
RioCan Real Estate Investment Trust	93,326	2,109
^ Fortis Inc.	65,028	2,064
Intact Financial Corp.	44,600	2,020
Niko Resources Ltd.	19,887	1,897
Metro Inc. Class A	40,680	1,867
* Sino-Forest Corp.	94,199	1,862
CI Financial Corp.	88,062	1,843
Tim Hortons Inc.	45,532	1,712
* Petrobank Energy & Resources Ltd.	41,873	1,666
Franco-Nevada Corp.	43,820	1,512
* Equinox Minerals Ltd.	270,391	1,469
* Osisko Mining Corp.	103,105	1,429
Emera Inc.	48,786	1,420
Onex Corp.	46,078	1,349
* Gildan Activewear Inc.	46,500	1,340
Pan American Silver Corp.	41,080	1,314
Centerra Gold Inc.	65,402	1,305
* Viterra Inc.	134,977	1,293
Inmet Mining Corp.	21,624	1,293
* SEMAFO Inc.	106,056	1,273
Alimentation Couche Tard Inc. Class B	50,500	1,199
CAE Inc.	98,500	1,105
* New Gold Inc.	149,244	1,105
H&R Real Estate Investment Trust	55,000	1,101
* Lundin Mining Corp.	164,384	1,041
Industrial Alliance Insurance & Financial Services Inc.	32,583	1,022
* Quadra FNX Mining Ltd.	72,340	1,021
IESI-BFC Ltd.	42,958	1,005
Atco Ltd.	19,650	1,005

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Methanex Corp.	35,200	980
* Open Text Corp.	21,895	969
TMX Group Inc.	28,800	958
* European Goldfields Ltd.	70,611	954
Trican Well Service Ltd.	54,676	948
Groupe Aeroplan Inc.	77,300	940
Progress Energy Resources Corp.	86,200	915
* Uranium One Inc.	223,737	915
* SXC Health Solutions Corp.	23,240	907
* Detour Gold Corp.	30,948	904
HudBay Minerals Inc.	57,100	901
* Western Coal Corp.	131,148	887
* Consolidated Thompson Iron Mines Ltd.	91,434	886
Sherritt International Corp.	111,564	867
^ Ritchie Bros Auctioneers Inc.	40,324	857
Calloway Real Estate Investment Trust	36,100	849
Toromont Industries Ltd.	29,125	830
Tim Hortons Inc.	21,962	826
Astral Media Inc. Class A	19,987	802
Boardwalk Real Estate Investment Trust	18,620	782
Canadian Real Estate Investment Trust	24,310	764
Empire Co. Ltd. Class A	13,157	753
* MacDonald Dettwiler & Associates Ltd.	15,100	752
* Silver Standard Resources Inc.	30,416	740
Ensign Energy Services Inc.	59,140	734
* Bankers Petroleum Ltd.	99,833	700
* Celestica Inc.	82,800	697
ShawCor Ltd. Class A	22,200	683
Alamos Gold Inc.	44,100	683
* Novagold Resources Inc.	60,700	681
Canadian Western Bank	27,300	679
PetroBakken Energy Ltd. Class A	30,047	663
Home Capital Group Inc. Class B	13,700	645
* RONA Inc.	50,470	643
Eldorado Gold Corp.	37,398	638
* Thompson Creek Metals Co. Inc.	52,870	637
Maple Leaf Foods Inc.	51,800	628
Silvercorp Metals Inc.	64,800	606
Quebecor Inc. Class B	16,576	598
Genworth MI Canada Inc.	22,068	590
Linamar Corp.	24,780	546
* Crew Energy Inc.	27,648	535
Russel Metals Inc.	27,000	532
AGF Management Ltd. Class B	32,255	524
* Dundee Corp. Class A	35,100	523
* Eastern Platinum Ltd.	284,700	519
* Golden Star Resources Ltd.	98,100	515
West Fraser Timber Co. Ltd.	11,600	504
Cominar Real Estate Investment Trust	23,500	500
Primaris Retail Real Estate Investment Trust	26,046	497
Superior Plus Corp.	41,706	497
Cogeco Cable Inc.	12,802	490
Chartwell Seniors Housing Real Estate Investment Trust	52,820	484
Jean Coutu Group PJC Inc.	53,700	483
* Stantec Inc.	17,168	475
Mullen Group Ltd.	31,400	471
Canadian Apartment Properties REIT	27,510	470
* Advantage Oil & Gas Ltd.	72,141	447
Dorel Industries Inc. Class B	12,905	435
* Celtic Exploration Ltd.	34,826	419
Reitmans Canada Ltd. Class A	21,747	418
TransForce Inc.	35,107	416
* Gabriel Resources Ltd.	67,000	415
Dundee Real Estate Investment Trust	14,410	413

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
*	Taseko Mines Ltd.	65,140	412
*	Birchcliff Energy Ltd.	48,400	405
	Manitoba Telecom Services Inc.	14,140	404
*	Aurizon Mines Ltd.	59,607	399
	CCL Industries Inc. Class B	13,400	393
*	MDS Inc.	35,000	392
*	Canfor Corp.	41,200	389
	CML Healthcare Income Fund	31,600	386
	Laurentian Bank of Canada	8,754	380
*	BlackPearl Resources Inc.	89,800	379
*	Lake Shore Gold Corp.	110,955	376
	Transcontinental Inc. Class A	24,572	369
*	Gammon Gold Inc.	53,150	363
	DundeeWealth Inc.	22,168	359
	First Capital Realty Inc.	23,744	356
*	Fronteer Gold Inc.	44,680	355
*	Kirkland Lake Gold Inc.	31,900	352
	NuVista Energy Ltd.	38,458	348
	Torstar Corp. Class B	26,586	336
	Canaccord Financial Inc.	31,404	325
*,^	Great Basin Gold Ltd.	115,900	325
	Extendicare Real Estate Investment Trust	30,256	325
	GMP Capital Inc.	27,000	304
*	Northgate Minerals Corp.	107,400	304
	Major Drilling Group International	8,568	293
*	Rubicon Minerals Corp.	78,900	292
	Corus Entertainment Inc. Class B	13,499	291
*	Harry Winston Diamond Corp.	22,400	286
	Calfrac Well Services Ltd.	11,350	285
*	Cott Corp.	34,500	284
*,^	Denison Mines Corp.	133,100	279
	Allied Properties Real Estate Investment Trust	12,600	277
	Pason Systems Inc.	23,732	277
	Petrominerales Ltd.	10,800	277
*	Martinrea International Inc.	32,399	273
	Aecon Group Inc.	22,179	264
*	Paramount Resources Ltd. Class A	12,850	258
*	FirstService Corp.	10,100	257
*,^	Jaguar Mining Inc.	38,500	250
*	ATS Automation Tooling Systems Inc.	34,641	244
	Trinidad Drilling Ltd.	48,700	244
	Morguard Real Estate Investment Trust	17,812	237
*	Transat AT Inc. Class A	15,449	236
*	Capstone Mining Corp.	63,300	222
*	Ventana Gold Corp.	24,600	220
*	Great Canadian Gaming Corp.	27,740	219
*	Aura Minerals Inc.	49,800	216
*,^	Minefinders Corp.	24,100	212
*	Northern Dynasty Minerals Ltd.	23,400	211
*,^	Mercator Minerals Ltd.	66,600	208
*	Hanfeng Evergreen Inc.	30,641	206
	InnVest Real Estate Investment Trust	29,730	200
	Forzani Group Ltd. Class A	13,316	199
*	Corridor Resources Inc.	29,700	195
*	Connacher Oil and Gas Ltd.	164,400	187
*	Fairborne Energy Ltd.	47,100	187
*	Flint Energy Services Ltd.	11,900	186
	Cascades Inc.	27,800	183
	Savanna Energy Services Corp.	30,500	175
*	QLT Inc.	31,030	175
*	Atrium Innovations Inc.	10,860	158
*	Sierra Wireless Inc.	11,550	140
*	Chinook Energy Inc.	77,794	136
*,^	Viterra Inc.	14,432	135

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Canam Group Inc. Class A	16,550	131
*	Norbord Inc.	10,260	117
*	Cardiome Pharma Corp.	21,660	110
*	SilverBirch Energy Corp.	16,640	106
	Melcor Developments Ltd.	6,600	92
*	Transat AT Inc. Class B	5,600	90
	Sprott Inc.	15,400	85
*	Absolute Software Corp.	20,489	80
*	Patheon Inc.	20,200	48
*	OPTI Canada Inc.	65,800	45
*	Kinross Gold Corp. Warrants	9,734	40
			129,099
Chile (0.3%)
*	Cia Sudamericana de Vapores SA	508,648	678
	Empresas La Polar SA	94,736	676
	Inversiones Aguas Metropolitanas SA	267,410	416
	Madeco SA	3,438,455	200
*	Masisa SA	1,169,283	192
			2,162
China (3.5%)
	ENN Energy Holdings Ltd.	300,000	906
*,^	Brilliance China Automotive Holdings Ltd.	990,000	870
^	Zhuzhou CSR Times Electric Co. Ltd.	234,000	715
*,^	Hunan Non-Ferrous Metal Corp. Ltd.	1,560,000	697
^	Minth Group Ltd.	342,000	640
	Digital China Holdings Ltd.	325,000	588
	China Shanshui Cement Group Ltd.	813,000	579
	Lingbao Gold Co. Ltd.	794,000	558
^	China Gas Holdings Ltd.	960,600	549
	Dalian Port PDA Co. Ltd.	1,242,000	538
	Tian An China Investment	667,000	517
	Intime Department Store Group Co. Ltd.	336,000	515
*,^	AviChina Industry & Technology Co. Ltd.	880,000	477
	China State Construction International Holdings Ltd.	597,200	456
	Bosideng International Holdings Ltd.	846,000	428
	Sinotruk Hong Kong Ltd.	353,500	408
	Ports Design Ltd.	168,000	407
	Ajisen China Holdings Ltd.	218,624	394
	China Wireless Technologies Ltd.	708,000	381
	Kingboard Laminates Holdings Ltd.	389,000	376
	Daphne International Holdings Ltd.	330,000	369
*	Shougang Concord International Enterprises Co. Ltd.	2,160,000	363
	Uni-President China Holdings Ltd.	505,000	360
^	China Everbright International Ltd.	673,000	358
^	Sino Biopharmaceutical	900,000	355
	Fufeng Group Ltd.	388,000	346
	New World Department Store China Ltd.	344,000	320
*,^	Hi Sun Technology China Ltd.	751,000	315
^	China Green Holdings Ltd.	303,000	312
	Sinotrans Shipping Ltd.	723,500	293
^	VODone Ltd.	924,000	268
^	Tianjin Port Development Holdings Ltd.	1,196,000	266
*,^	Real Gold Mining Ltd.	146,500	262
*	Beijing Enterprises Water Group Ltd.	732,000	256
	Lonking Holdings Ltd.	456,000	245
	Haitian International Holdings Ltd.	237,000	242
	AMVIG Holdings Ltd.	294,000	239
^	BYD Electronic International Co. Ltd.	448,000	237
	REXLot Holdings Ltd.	2,550,000	236
*,^	Haier Electronics Group Co. Ltd.	254,000	236
^	Peak Sport Products Co. Ltd.	293,000	234
^	Hengdeli Holdings Ltd.	414,000	230
*,^	China Grand Forestry Green Resources Group Ltd.	6,324,000	229
	Sinolink Worldwide Holdings Ltd.	1,554,000	227

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
^	China Pharmaceutical Group Ltd.	380,000	213
	China Automation Group Ltd.	269,000	211
	China Resources Gas Group Ltd.	142,000	211
*,^	Minmetals Resources Ltd.	268,000	206
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	812,000	204
^	Comba Telecom Systems Holdings Ltd.	176,978	202
	XTEP International Holdings	242,000	201
	China Power International Development Ltd.	869,100	197
^	361 Degrees International Ltd.	202,000	196
^	SRE Group Ltd.	1,904,000	195
	Silver Grant International	564,000	190
	Livzon Pharmaceutical Inc. Class B	51,500	183
	Hangzhou Steam Turbine Co. Class B	87,490	179
	Shenzhen Accord Pharmaceutical Co. Ltd. Class B	52,900	168
	First Tractor Co. Ltd.	174,000	168
	Jiangsu Future Land Co. Ltd. Class B	256,400	167
	Shanghai Prime Machinery Co. Ltd.	694,000	166
	GZI Real Estate Investment Trust	312,000	162
*,^	China Oil and Gas Group Ltd.	1,220,000	161
	China Water Affairs Group Ltd.	408,000	156
^	Maoye International Holdings Ltd.	359,000	155
	Road King Infrastructure Ltd.	167,000	151
*	United Energy Group Ltd.	1,282,000	150
	China Aerospace International Holdings Ltd.	1,006,000	148
	Shenzhou International Group Holdings Ltd.	127,000	148
	Lao Feng Xiang Co. Ltd. Class B	62,000	145
*	Sino Union Energy Investment Group Ltd.	1,610,000	144
	Anhui Gujing Distillery Co. Ltd. Class B	27,700	143
	Cosco International Holdings Ltd.	234,000	142
*	China Metal Recycling Holdings Ltd.	126,600	141
	Shanghai Baosight Software Co. Ltd. Class B	69,900	140
^	HKC Holdings Ltd.	2,208,360	139
	TCC International Holdings Ltd.	333,000	137
	Huaxin Cement Co. Ltd. Class B	61,700	136
	Great Wall Technology Co. Ltd.	280,000	134
	Luthai Textile Co. Ltd. Class B	128,400	130
*	Wuxi Little Swan Co. Ltd. Class B	64,500	127
	BaWang International Group Holding Ltd.	290,000	122
	Shanghai Forte Land Co.	396,000	118
*,^	China Power New Energy Development Co. Ltd.	1,180,000	118
	Qingling Motors Co. Ltd.	308,000	115
*,^	Golden Meditech Holdings Ltd.	620,000	114
	Tomson Group Ltd.	292,000	113
	China Hongxing Sports Ltd.	831,000	113
*	Kingway Brewery Holdings Ltd.	470,000	112
^	Wasion Group Holdings Ltd.	152,000	111
*	Xinjiang Xinxin Mining Industry Co. Ltd.	161,000	109
	Shanghai Diesel Engine Co. Ltd. Class B	127,500	107
*	CIMC Enric Holdings Ltd.	232,000	107
*,^	Tianjin Development Hldgs	136,000	105
*	China Oriental Group Co. Ltd.	258,000	102
	Baoye Group Co. Ltd.	154,000	101
*	SGSB Group Co. Ltd. Class B	153,400	99
	Truly International Holdings	68,000	97
*	SVA Electron Co. Ltd. Class B	159,733	96
*	Synear Food Holdings Ltd.	490,000	93
	Inspur International Ltd.	1,025,000	91
*	Huangshan Tourism Development Co. Ltd. Class B	61,700	91
^	Mingyuan Medicare Development Co. Ltd.	650,000	91
*	Kai Yuan Holdings Ltd.	2,680,000	90
	Beijing Capital Land Ltd.	244,000	89
*	China Daye Non-Ferrous Metals Mining Ltd.	1,422,000	87
*	Nan Hai Corp. Ltd.	9,800,000	86
*	Hubei Sanonda Co. Ltd. Class B	148,700	75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	China Nickel Resources Holding Co. Ltd.	400,000	74
	Xiamen International Port Co. Ltd.	380,000	71
	Sinopec Kantons Holdings Ltd.	134,000	71
*	Hefei Meiling Co. Ltd. Class B	61,500	69
*,^	China Mining Resources Group Ltd.	2,288,000	64
*	Kama Co. Ltd. Class B	83,500	59
*	Shanghai Yaohua Pilkington Glass Co. Ltd. Class B	80,500	57
*	China Fangda Group Co. Ltd. Class B	85,700	56
	Hainan Meilan International Airport Co. Ltd.	47,000	54
*,^	Chongqing Iron & Steel Co. Ltd.	190,000	54
*	Changchai Co. Ltd. Class B	66,900	53
*	Shenzhen SEG Co. Ltd. Class B	125,400	52
*	Shanghai Material Trading Co. Ltd. Class B	66,200	52
*	Chongqing Jianshe Motorcycle Co. Ltd. Class B	91,500	52
*	Konka Group Co. Ltd. Class B	118,300	51
*	Shanghai Highly Group Co. Ltd. Class B	84,600	51
*	Chengde Dalu Co. Ltd. Class B	188,800	51
^	Skyworth Digital Holdings Ltd.	56,000	33
*	China Milk Products Group Ltd.	140,000	26
			27,745
Denmark (0.9%)
	DSV A/S	78,386	1,607
*	Jyske Bank A/S	24,449	1,096
*	Topdanmark A/S	6,574	788
*	Sydbank A/S	28,390	747
*	GN Store Nord A/S	84,345	704
	NKT Holding A/S	8,624	465
	SimCorp A/S	2,384	415
	ALK-Abello A/S	4,123	261
	East Asiatic Co. Ltd. A/S	7,135	194
	IC Companys A/S	4,127	187
*,^	Torm A/S	24,217	182
	Solar A/S Class B	2,207	145
	D/S Norden	3,275	127
*	Bavarian Nordic A/S	3,098	126
*	Bang & Olufsen A/S	11,572	126
	Schouw & Co.	4,210	90
	Auriga Industries Class B	2,925	57
*	Alm Brand A/S	7,306	57
*	Genmab A/S	4,004	53
			7,427
Egypt (0.2%)
*	Palm Hills Developments SAE	244,649	241
*	Six of October Development & Investment	12,697	209
*	Ghabbour Auto	18,063	152
	Canal Shipping Agencies Co.	82,159	134
*	Housing & Development Bank	25,902	99
*	Olympic Group Financial Investments	12,197	88
*	Arab Cotton Ginning	79,951	79
*	Egyptian Resorts Co.	189,316	64
*	Egyptian Financial & Industrial Co.	17,158	59
*	Nile Cotton Ginning	19,656	55
			1,180
Finland (1.7%)
	Elisa Oyj	63,726	1,363
	YIT Oyj	48,671	1,177
	Konecranes Oyj	23,748	947
	Pohjola Bank plc	71,701	907
	Cargotec Oyj Class B	18,222	829
	Outotec Oyj	17,398	812
	Orion Oyj Class B	35,543	756
	Amer Sports Oyj Class A	48,712	657
	Tieto Oyj	27,487	526

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Huhtamaki Oyj	40,672	516
	Uponor Oyj	28,186	505
	Kemira Oyj	31,094	458
	Stockmann OYJ Abp Class B	11,952	424
	Sponda Oyj	79,533	401
	Ramirent Oyj	31,163	350
	Vacon plc	5,865	306
	Alma Media Oyj	28,562	295
	Citycon Oyj	63,762	286
*	M-real Oyj Class B	76,477	262
	Oriola-KD Oyj	42,712	226
	Poyry Oyj	17,875	217
	Ruukki Group Oyj	85,170	212
	Lassila & Tikanoja Oyj	11,142	211
*	Finnair Oyj	25,177	190
*	Raisio plc	45,752	183
*	Cramo Oyj	8,329	173
*	Tikkurila Oy	7,420	160
	HKScan Oyj	13,418	136
*	Lemminkainen Oyj	3,014	105
	F-Secure Oyj	16,062	49
			13,639
France (3.9%)
	Groupe Eurotunnel SA	182,540	1,816
*	Valeo SA	29,420	1,590
	Arkema SA	23,976	1,549
	Gemalto NV	33,638	1,533
	Zodiac Aerospace	15,531	1,098
	Rhodia SA	37,676	1,050
^	Bourbon SA	22,884	1,043
	Neopost SA	11,394	946
	SEB SA	9,058	869
	Metropole Television SA	35,436	867
	Havas SA	156,684	826
	Nexans SA	10,741	766
	CFAO SA	16,518	735
	Etablissements Maurel et Prom	46,584	687
	Mercialys SA	16,974	676
	Societe Immobiliere de Location pour l'Industrie et le Commerce	4,884	656
	Teleperformance	19,987	632
	IPSOS	10,637	513
	Remy Cointreau SA	7,134	502
*	UBISOFT Entertainment	36,703	478
	Alten Ltd.	13,415	449
	Rubis	4,000	443
	Nexity	9,377	416
*	Beneteau SA	18,333	394
	Saft Groupe SA	10,247	392
	Virbac SA	2,409	388
	Mersen	8,652	380
*,^	SOITEC	35,954	371
	SA des Ciments Vicat	4,649	365
	Ingenico	12,064	364
	Sechilienne-Sidec	11,824	344
	Canal &	45,374	335
*	Derichebourg SA	64,470	319
*	Faurecia	11,621	315
*	Medica SA	15,700	308
	Stallergenes SA	3,405	290
	Orpea	5,574	281
	Societe Fonciere Financiere et de Participations FFP	3,993	279
	Boiron SA	7,320	277
	Rallye SA	6,939	271
	Delachaux SA	3,170	259

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Esso SA Francaise	1,706	229
	Fimalac	5,218	225
	April Group	7,392	222
	Groupe Steria SCA	8,007	216
	Eurofins Scientific	3,454	214
	SeLoger.com	3,977	200
	Pierre & Vacances	2,736	199
*	IMS-Intl Metal Service	11,248	198
*,^	Altran Technologies SA	45,703	196
	Seche Environnement SA	2,425	196
	Vilmorin & Cie	1,672	178
	Plastic Omnium SA	2,915	176
	Faiveley Transport	2,029	172
	Meetic	5,713	171
*	Technicolor	26,133	165
*	Club Mediterranee	8,208	161
	Sopra Group SA	1,916	160
	Societe de la Tour Eiffel	1,835	153
*	GameLoft SA	23,922	149
*	Bull	31,363	149
	LISI	2,036	143
	Union Financiere de France BQE SA	3,200	138
*	Etam Developpement SA	2,835	135
	Bonduelle S.C.A.	1,461	131
*	Parrot SA	4,501	115
*	Manitou BF SA	5,072	107
	Assystem	5,746	106
*	Boursorama	8,356	102
	Laurent-Perrier	885	100
	GL Events	2,813	98
*	Trigano SA	3,755	97
*	Euro Disney SCA	16,037	94
	Sequana	6,038	87
*	GFI Informatique	20,155	86
	NRJ Group	8,245	86
*	Maisons France Confort	1,475	64
*,^	Theolia SA	36,283	64
	Guerbet	494	53
*	Recylex SA	4,932	45
*	Haulotte Group SA	3,041	39
*	Technicolor	30,801	20
*,^	NicOx SA	2,996	11
*	Etablissements Maurel et Prom Warrants Exp. 06/30/2014	38,916	10
			31,732
Germany (4.0%)
	Symrise AG	45,457	1,381
^	Aixtron AG	38,851	1,265
	Software AG	8,192	1,147
	Bilfinger Berger SE	13,332	970
*,^	SGL Carbon SE	25,168	936
	Wincor Nixdorf AG	12,772	934
	Axel Springer AG	6,252	929
	Tognum AG	38,027	926
	MTU Aero Engines Holding AG	15,097	911
	Douglas Holding AG	15,402	860
	United Internet AG	46,746	837
	Aurubis AG	15,849	815
	ProSiebenSat.1 Media AG Prior Pfd.	30,419	801
	Fuchs Petrolub AG	6,089	783
	ElringKlinger AG	23,502	782
	Stada Arzneimittel AG	23,038	708
	Deutsche Euroshop AG	17,292	663
	Rhoen Klinikum AG	27,924	653
	Freenet AG	49,617	629

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Fuchs Petrolub AG Prior Pfd.	4,530	608
*	Heidelberger Druckmaschinen AG	117,664	541
	Hugo Boss AG Prior Pfd.	7,769	513
	Wirecard AG	33,884	505
*	Dialog Semiconductor plc	27,430	500
	Fielmann AG	4,861	491
	Rational AG	2,072	463
^	Solarworld AG	31,086	451
	Vossloh AG	3,874	451
	Gerry Weber International AG	8,979	432
*	Leoni AG	11,468	418
*	Demag Cranes AG	8,192	409
*	Deutz AG	46,371	399
*	Deutsche Wohnen AG	32,628	395
	Rheinmetall AG	4,988	359
	Gildemeister AG	19,147	342
	MLP AG	32,089	340
*	Krones AG	6,134	340
	Pfeiffer Vacuum Technology AG	3,466	331
	Bechtle AG	8,372	315
*	IVG Immobilien AG	39,258	299
	GAGFAH SA	31,882	280
	GFK SE	6,589	278
*	Aareal Bank AG	11,360	277
	Bauer AG	5,821	268
*	KUKA AG	12,761	267
	BayWa AG	6,342	265
	H&R WASAG AG	8,738	260
	Kontron AG	25,122	244
	CTS Eventim AG	4,290	242
*	Kloeckner & Co. SE	10,100	223
	Draegerwerk AG & Co. KGaA Prior Pfd.	2,658	223
	KWS Saat AG	1,203	216
	Jungheinrich AG Prior Pfd.	5,692	216
	Praktiker Bau- und Heimwerkermaerkte Holding AG	22,299	211
*	Asian Bamboo AG	4,106	211
*	Morphosys AG	8,007	192
*	Delticom AG	2,115	169
	Alstria Office REIT-AG	10,828	151
*,^	Solar Millennium AG	5,154	144
	Phoenix Solar AG	3,397	132
*,^	Nordex SE	13,682	132
*	Q-Cells SE	30,301	130
	Medion AG	7,565	119
*,^	Air Berlin plc	24,600	116
	Grenkeleasing AG	1,924	102
*,^	Conergy AG	131,925	98
	Deutsche Beteiligungs AG	3,334	96
	DIC Asset AG	9,005	95
	Sixt AG	2,348	91
*	Jenoptik AG	13,418	89
*	Centrotherm Photovoltaics AG	2,117	87
*	Biotest AG Prior Pfd.	1,640	86
*	Manz Automation AG	1,139	85
*	QSC AG	32,065	81
	Takkt AG	5,717	77
	Carl Zeiss Meditec AG	4,246	74
*	Sixt AG Prior Pfd.	2,468	72
*	Pfleiderer AG	13,910	71
*	CropEnergies AG	10,226	67
*	Zhongde Waste Technology AG	3,314	61
*	Duerr AG	1,908	58
	CAT Oil AG	6,340	57
*	Comdirect Bank AG	5,285	53

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
*,^	Singulus Technologies AG	11,524	52
*	Constantin Medien AG	23,248	52
*	Sky Deutschland AG	30,275	49
*	Indus Holding AG	1,138	30
*	Patrizia Immobilien AG	5,554	28
			32,509
Greece (0.5%)
*	Piraeus Bank SA	134,064	696
	Titan Cement Co. SA	22,221	475
	JUMBO SA	38,940	300
	Marfin Investment Group SA	249,706	281
	Folli-Follie SA	10,119	246
*	TT Hellenic Postbank SA	45,500	244
	Motor Oil Hellas Corinth Refineries SA	21,843	240
*	Viohalco	38,999	220
	Intralot SA-Integrated Lottery Systems & Services	48,991	214
	Hellenic Exchanges SA	26,808	213
*	Mytilineos Holdings SA	32,746	201
	Metka SA	12,592	151
	GEK Terna Holding Real Estate Construction SA	27,086	148
	Athens Water Supply & Sewage Co. SA	19,217	129
	Frigoglass SA	6,910	93
*	Sidenor Steel Products Manufacturing Co. SA	24,324	86
	Eurobank Properties Real Estate Investment Co.	9,631	81
*	Piraeus Port Authority	4,046	69
*	Hellenic Duty Free Shops SA	10,002	66
	Sarantis SA	11,075	58
	Ellaktor SA	2,214	10
	Fourlis Holdings SA	954	9
*	Agricultural Bank of Greece	3,270	4
			4,234
Hong Kong (1.2%)
	SJM Holdings Ltd.	857,000	1,275
	AAC Acoustic Technologies Holdings Inc.	354,000	856
	Xinyi Glass Holdings Ltd.	980,000	779
^	VTech Holdings Ltd.	70,000	731
^	Champion REIT	1,098,000	605
	Pacific Basin Shipping Ltd.	721,300	527
	Chow Sang Sang Holdings International Ltd.	138,000	363
	Dah Chong Hong Holdings Ltd.	297,000	350
*	Brightoil Petroleum Holdings Ltd.	819,000	322
*	G-Resources Group Ltd.	4,980,000	306
	Giordano International Ltd.	496,000	298
	Stella International Holdings Ltd.	131,500	276
	Midland Holdings Ltd.	260,000	262
^	TAI Cheung Holdings	289,000	204
	SmarTone Telecommunications Holding Ltd.	137,000	195
*	Vitasoy International Holdings Ltd.	196,000	171
	HKR International Ltd.	295,200	152
*	Phoenix Satellite Television Holdings Ltd.	424,000	151
	China Fishery Group Ltd.	92,000	151
	SA SA International Holdings Ltd.	162,000	148
*	Singamas Container Holdings Ltd.	632,000	143
	K Wah International Holdings Ltd.	371,000	140
*	China WindPower Group Ltd.	1,370,000	140
*	Apac Resources Ltd.	1,880,000	122
	Prosperity REIT	531,000	116
	Regal Hotels International Holdings Ltd.	276,000	110
	Sunlight Real Estate Investment Trust	396,000	106
*,^	Titan Petrochemicals Group Ltd.	1,200,000	99
*	New Times Energy Corp. Ltd.	2,984,000	93
	Shui On Construction and Materials Ltd.	70,000	86
	Far East Consortium	284,000	76
*	China South City Holdings Ltd.	456,000	71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Pacific Textile Holdings Ltd.	113,000	64
* eSun Holdings Ltd.	380,000	49
* HKC Holdings Ltd. Warrants Exp. 06/09/2011	200,760	1
* HKC Holdings Ltd. Warrants Exp. 05/26/2011	9,100	—
* Hong Kong Energy Holdings Ltd. Warrants Exp. 06/09/2011	12,166	—
		9,538
Hungary (0.0%)
* Egis Gyogyszergyar Nyrt	1,363	160
* FHB Mortgage Bank plc	10,259	62
		222
India (3.2%)
Titan Industries Ltd.	12,025	962
Cummins India Ltd.	43,661	783
LIC Housing Finance Ltd.	24,623	744
Yes Bank Ltd.	87,703	712
Federal Bank Ltd.	63,005	670
IndusInd Bank Ltd.	108,245	644
Andhra Bank	142,105	571
Exide Industries Ltd.	149,678	523
United Phosphorus Ltd.	114,836	517
Tata Global Beverages Ltd.	174,080	489
IFCI Ltd.	312,867	488
Indian Hotels Co. Ltd.	214,736	485
* Indiabulls Real Estate Ltd.	107,112	463
Petronet LNG Ltd.	176,634	443
Shree Renuka Sugars Ltd.	213,363	436
IVRCL Infrastructures & Projects Ltd.	126,639	427
Allahabad Bank	75,175	421
Aurobindo Pharma Ltd.	15,605	417
CESC Ltd.	47,769	400
Patni Computer Systems Ltd.	37,630	392
Thermax Ltd.	18,118	353
Jindal Saw Ltd.	69,477	342
Jain Irrigation Systems Ltd.	63,655	333
Century Textile & Industries Ltd.	28,327	320
GTL Ltd.	33,139	311
Biocon Ltd.	31,847	296
Godrej Consumer Products Ltd.	30,351	287
* GVK Power & Infrastructure Ltd.	294,272	283
Gujarat State Petronet Ltd.	94,531	240
Alstom Projects India Ltd.	13,891	237
Nagarjuna Construction Co.	68,800	229
Videocon Industries Ltd.	39,351	225
UCO Bank	78,235	222
Hindustan Oil Exploration Co. Ltd.	37,260	213
Sintex Industries Ltd.	46,254	213
Voltas Ltd.	38,000	210
IRB Infrastructure Developers Ltd.	34,852	204
Indian Overseas Bank	56,512	204
Apollo Tyres Ltd.	124,632	201
Ruchi Soya Industries Ltd.	67,319	200
Opto Circuits India Ltd.	30,643	199
South Indian Bank Ltd.	318,684	198
Indraprastha Gas Ltd.	26,072	193
Nava Bharat Ventures Ltd.	22,110	190
Gujarat State Fertilisers & Chemicals Ltd.	23,383	190
* Monnet Ispat & Energy Ltd.	14,033	189
Syndicate Bank	59,659	187
SRF Ltd.	20,313	185
Indian Bank	28,060	185
India Cements Ltd.	74,275	185
Bombay Dyeing & Manufacturing Co. Ltd.	13,287	184
Amtek Auto Ltd.	50,989	183
Rolta India Ltd.	47,529	179

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Welspun Corp. Ltd.	30,872	173
Usha Martin Ltd.	88,350	173
Torrent Pharmaceuticals Ltd.	13,824	172
CMC Ltd.	3,596	171
BEML Ltd.	6,581	167
Ballarpur Industries Ltd.	179,696	163
Sterlite Technologies Ltd.	85,739	160
Sterling Biotech Ltd.	64,735	159
HCL Infosystems Ltd.	62,098	159
Shiv-Vani Oil & Gas Exploration Services Ltd.	16,229	157
Gammon India Ltd.	33,716	156
Gujarat NRE Coke Ltd.	111,256	155
Hindustan Construction Co.	112,256	155
* JSL Stainless Ltd.	54,699	152
Hotel Leela Venture Ltd.	127,786	149
Chennai Petroleum Corp. Ltd.	27,137	147
Cadila Healthcare Ltd.	9,322	147
Finolex Industries Ltd.	55,785	147
Bhushan Steel Ltd.	12,659	141
Chambal Fertilizers & Chemicals Ltd.	77,165	139
Educomp Solutions Ltd.	11,108	138
SREI Infrastructure Finance Ltd.	45,353	135
Karnataka Bank Ltd.	31,759	132
India Infoline Ltd.	49,163	130
Balrampur Chini Mills Ltd.	67,079	128
* Raymond Ltd.	13,060	127
Bajaj Hindusthan Ltd.	45,156	126
* Jammu & Kashmir Bank Ltd.	6,028	124
TVS Motor Co. Ltd.	74,378	123
Radico Khaitan Ltd.	30,378	122
Gujarat Mineral Development Corp. Ltd.	39,629	121
Kesoram Industries Ltd.	17,774	119
Mercator Lines Ltd.	78,369	114
Patel Engineering Ltd.	13,790	113
Deccan Chronicle Holdings Ltd.	38,018	111
Electrosteel Castings Ltd.	116,049	108
* Parsvnath Developers Ltd.	68,722	104
Triveni Engineering & Industries Ltd.	37,869	103
Gujarat Narmada Valley Fertilizers Co. Ltd.	36,338	102
Gateway Distriparks Ltd.	40,141	101
Great Offshore Ltd.	11,695	99
Nagarjuna Fertilizers & Chemicals	127,492	97
* Areva T&D India Ltd.	14,304	95
* Ispat Industries Ltd.	213,042	94
Ansal Properties & Infrastructure Ltd.	47,003	92
Everest Kanto Cylinder Ltd.	32,377	92
Maharashtra Seamless Ltd.	9,680	91
Praj Industries Ltd.	54,203	84
Indiabulls Securities Ltd.	136,041	82
Peninsula Land Ltd.	57,972	81
Moser Baer India Ltd.	54,475	80
* 3i Infotech Ltd.	48,337	73
* PTC India Ltd.	23,570	72
* McLeod Russel India Ltd.	12,979	67
* Prakash Industries Ltd.	20,737	67
* Wockhardt Ltd.	9,836	66
* Firstsource Solutions Ltd.	106,794	66
* Jaiprakash Power Ventures Ltd.	45,938	65
* Marico Ltd.	19,915	62
* S Kumars Nationwide Ltd.	29,293	54
* Kingfisher Airlines Ltd.	24,155	42
		25,701
Indonesia (0.7%)
Kalbe Farma Tbk PT	3,425,700	1,029

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Charoen Pokphand Indonesia Tbk PT	652,500	626
Medco Energi Internasional Tbk PT	889,500	407
* Barito Pacific Tbk PT	2,526,500	360
* Lippo Karawaci Tbk PT	4,248,800	295
Jasa Marga PT	694,500	292
Bakrieland Development Tbk PT	16,417,008	292
Summarecon Agung Tbk PT	2,027,500	257
Bakrie Sumatera Plantations Tbk PT	5,795,000	251
Timah Tbk PT	749,500	240
* Bakrie Telecom Tbk PT	8,224,500	222
* Bisi International PT	834,000	220
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	166,000	218
* Holcim Indonesia Tbk PT	831,000	217
* Indah Kiat Pulp & Paper Corp. Tbk PT	916,000	213
* Bakrie and Brothers Tbk PT	31,788,500	193
* Ciputra Development Tbk PT	3,778,000	179
* Energi Mega Persada Tbk PT	8,774,000	116
* Indika Energy Tbk PT	248,500	102
* Berlian Laju Tanker Tbk PT	1,159,500	50
* Bakrie Sumatera Plantations Tbk PT Warrants Exp. 02/18/2013	94,500	1
		5,780
Ireland (0.6%)
DCC plc	31,391	907
Kingspan Group plc	68,426	572
Paddy Power plc	13,498	545
C&C Group plc	112,603	522
Grafton Group plc	97,116	415
* Smurfit Kappa Group plc	34,711	372
United Drug plc	93,455	296
Glanbia plc	60,941	288
* Allied Irish Banks plc	401,834	191
Greencore Group plc	113,311	172
* Independent News & Media plc	187,458	161
FBD Holdings plc	14,072	120
* Aer Lingus	70,063	112
Total Produce plc	143,022	73
* Smurfit Kappa Group plc	6,094	66
Fyffes plc	147,806	63
C&C Group plc	11,196	51
* Irish Life & Permanent Group Holdings plc	8,946	19
		4,945
Israel (0.3%)
* B Communications Ltd.	12,842	404
Frutarom Industries Ltd.	26,342	263
* Mellanox Technologies Ltd.	11,482	260
FMS Enterprises Migun Ltd.	6,565	188
* Internet Gold-Golden Lines Ltd.	6,172	171
* Hadera Paper Ltd.	1,541	132
Ituran Location and Control Ltd.	8,568	130
* Ceragon Networks Ltd.	11,347	120
Alony Hetz Properties & Investments Ltd.	21,893	118
Shikun & Binui Ltd.	40,313	98
* Retalix Ltd.	7,204	90
* Jerusalem Economy Ltd.	7,742	85
* Gilat Satellite Networks Ltd.	14,900	80
Elco Holdings Ltd.	5,355	79
* Given Imaging Ltd.	4,343	77
* Alvarion Ltd.	25,061	65
* Delek Real Estate Ltd.	128,100	60
Alon Holdings Blue Square Ltd.	5,842	53
Electra Ltd.	488	51
		2,524

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
Italy (2.4%)
	Prysmian SPA	67,934	1,317
*,^	Banca Popolare dell'Emilia Romagna Scrl	94,618	1,169
*,^	Banca Popolare di Sondrio SCARL	111,476	1,054
	Davide Campari-Milano SPA	111,345	706
	Societa Cattolica di Assicurazioni SCRL	24,890	677
*	Impregilo SPA	153,805	493
	Iren SPA	274,130	482
	Ansaldo STS SPA	34,445	475
	Tod's SPA	4,748	461
	Hera SPA	214,781	455
	Azimut Holding SPA	43,774	446
	DiaSorin SPA	10,747	442
	Societa Iniziative Autostradali e Servizi SPA	43,304	410
	Fondiaria-Sai SPA	33,821	402
	Recordati SPA	40,179	396
	Danieli & C Officine Meccaniche SPA	26,023	388
*	ACEA SPA	32,445	387
^	Beni Stabili SPA	369,149	375
*	CIR-Compagnie Industriali Riunite SPA	147,488	335
	ERG SPA	22,931	317
	Italmobiliare SPA	11,981	308
*	Cofide SPA	317,758	303
	Credito Emiliano SPA	42,538	302
	Piaggio & C SPA	82,702	302
*	Sorin SPA	123,226	300
*	Banca Popolare dell'Etruria e del Lazio	56,568	262
	Maire Tecnimont SPA	59,983	259
	Autostrada Torino-Milano SPA	16,852	242
*	Premafin Finanziaria SPA	159,682	239
	MARR SPA	21,760	236
*	Safilo Group SPA	14,918	235
*	Arnoldo Mondadori Editore SPA	63,314	223
	Milano Assicurazioni SPA	100,992	218
	Benetton Group SPA	25,422	207
	Banca Generali SPA	15,843	205
	Indesit Co. SPA	15,820	196
*	Interpump Group SPA	28,354	185
	Amplifon SPA	34,009	183
^	Geox SPA	29,422	177
	Banco di Desio e della Brianza SPA	29,846	171
*	Gemina SPA	204,141	164
	Trevi Finanziaria SPA	12,327	164
*	Fastweb SPA	6,201	155
*	Gruppo Coin SPA	14,712	155
*	Gruppo Editoriale L'Espresso SPA	58,125	154
	Fondiaria-Sai SPA RSP	20,355	152
	Italmobiliare SPA	3,975	141
	Danieli & C Officine Meccaniche SPA	5,081	134
	Credito Artigiano SPA	66,877	124
^	Landi Renzo SPA	23,836	115
*	Prelios SPA	190,018	112
	Cementir Holding SPA	31,451	109
	Brembo SPA	9,945	109
*	RCS MediaGroup SPA	65,312	104
*	DeA Capital SPA	54,287	99
	Astaldi SPA	13,069	96
	Industria Macchine Automatiche SPA	4,516	96
	Esprinet SPA	8,354	83
*	Cam Finanziaria SPA	137,023	81
*	Snai SPA	19,897	79
*	De'Longhi SPA	12,958	75
*	Sogefi SPA	18,986	66
*,^	Tiscali SPA	424,151	63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
* SAES Getters SPA	8,519	63
* Telecom Italia Media SPA	157,404	60
* IMMSI SPA	48,063	59
* KME Group SPA	127,058	59
Immobiliare Grande Distribuzione	29,145	58
* Digital Multimedia Technologies SPA	2,995	58
Zignago Vetro SPA	8,565	57
* Actelios SPA	15,958	49
Piccolo Credito Valtellinese Scarl	7,000	36
* Sabaf SPA	1,040	33
* Biesse SPA	2,891	22
* Seat Pagine Gialle SPA	31,605	6
* Interpump Group SPA Warrants Exp. 10/31/2012	2,440	2
* Tiscali SPA Warrants Exp. 12/15/2014	221,192	1
		19,133
Japan (10.5%)
eAccess Ltd.	952	692
Kayaba Industry Co. Ltd.	87,000	510
Duskin Co. Ltd.	27,800	489
Sankyu Inc.	113,000	474
KYORIN Holdings Inc.	30,000	466
Kyowa Exeo Corp.	52,400	461
Japan Airport Terminal Co. Ltd.	28,000	459
K's Holdings Corp.	17,760	441
^ Hitachi Zosen Corp.	303,500	437
Exedy Corp.	13,500	421
^ Sanrio Co. Ltd.	19,500	415
OSG Corp.	39,700	414
Fuji Oil Co. Ltd.	27,700	398
FP Corp.	7,200	397
Shochiku Co. Ltd.	61,000	384
^ Toyo Tanso Co. Ltd.	6,700	383
Yamagata Bank Ltd.	88,000	382
Hitachi Kokusai Electric Inc.	42,000	382
Kureha Corp.	67,000	380
Iwatani Corp.	131,000	379
Sanyo Chemical Industries Ltd.	50,000	373
Kiyo Holdings Inc.	277,000	373
^ Anritsu Corp.	57,000	368
Accordia Golf Co. Ltd.	399	365
Nifco Inc.	14,300	360
Miura Co. Ltd.	15,600	353
* Hoshizaki Electric Co. Ltd.	17,900	352
Sumitomo Warehouse Co. Ltd.	67,000	348
* TOMONY Holdings Inc.	99,000	344
Toagosei Co. Ltd.	77,000	338
Asahi Diamond Industrial Co. Ltd.	19,000	335
Meitec Corp.	16,800	335
Kyudenko Corp.	65,000	335
Aichi Steel Corp.	60,000	333
Inaba Denki Sangyo Co. Ltd.	13,200	333
Ryosan Co. Ltd.	13,500	333
Hosiden Corp.	33,500	332
Kadokawa Group Holdings Inc.	14,100	331
* Hulic Co. Ltd.	45,300	329
Horiba Ltd.	13,400	329
Megmilk Snow Brand Co. Ltd.	18,600	329
Okumura Corp.	94,000	328
Kakaku.com Inc.	67	323
Fancl Corp.	21,000	323
Nippon Denko Co. Ltd.	43,000	319
Fuyo General Lease Co. Ltd.	11,200	318
Nichi-iko Pharmaceutical Co. Ltd.	9,000	317
* Makino Milling Machine Co. Ltd.	46,000	317

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Nippon Flour Mills Co. Ltd.	66,000	316
Hogy Medical Co. Ltd.	6,900	314
Maeda Road Construction Co. Ltd.	45,000	312
Resorttrust Inc.	20,000	310
Hokuto Corp.	13,200	309
NOF Corp.	67,000	309
Nissin Kogyo Co. Ltd.	18,100	308
* Pioneer Corp.	89,100	307
Joshin Denki Co. Ltd.	33,000	306
Okinawa Electric Power Co. Inc.	6,600	303
Ricoh Leasing Co. Ltd.	12,200	303
Tsubakimoto Chain Co.	68,000	301
Hanwa Co. Ltd.	76,000	300
Tokai Tokyo Financial Holdings Inc.	86,000	299
Aica Kogyo Co. Ltd.	26,600	299
Toho Holdings Co. Ltd.	21,300	298
NSD Co. Ltd.	27,900	297
Kaken Pharmaceutical Co. Ltd.	27,000	296
Sanyo Special Steel Co. Ltd.	60,000	295
Sangetsu Co. Ltd.	13,500	295
Keihin Corp.	13,800	294
Nachi-Fujikoshi Corp.	98,000	293
Bank of the Ryukyus Ltd.	25,200	292
Kappa Create Co. Ltd.	13,150	290
Nisshin Oillio Group Ltd.	66,000	290
Takasago Thermal Engineering Co. Ltd.	41,100	290
ADEKA Corp.	27,200	290
Central Glass Co. Ltd.	67,000	289
Musashi Seimitsu Industry Co. Ltd.	12,000	286
Morinaga Milk Industry Co. Ltd.	70,000	286
Tsuruha Holdings Inc.	6,600	284
Nichicon Corp.	25,500	284
^ Mizuno Corp.	66,000	282
IBJ Leasing Co. Ltd.	13,400	282
Tadano Ltd.	63,000	282
Geo Corp.	266	280
Okamoto Industries Inc.	66,000	277
Bank of Iwate Ltd.	6,500	275
Toyo Ink Manufacturing Co. Ltd.	67,000	273
Toei Co. Ltd.	66,000	273
Saizeriya Co. Ltd.	14,400	272
Nippon Soda Co. Ltd.	63,000	272
FCC Co. Ltd.	12,500	268
MOS Food Services Inc.	15,100	267
Seikagaku Corp.	25,500	266
M3 Inc.	58	266
Shimizu Bank Ltd.	6,500	265
Komori Corp.	26,600	261
Sugi Holdings Co. Ltd.	11,600	259
Bank of Okinawa Ltd.	6,700	258
Nihon Kohden Corp.	13,500	257
^ Meidensha Corp.	72,000	257
Topy Industries Ltd.	104,000	256
Mitsuboshi Belting Co. Ltd.	62,000	256
Daiseki Co. Ltd.	13,500	255
Oiles Corp.	16,000	250
Noritz Corp.	13,600	250
Tokyo Ohka Kogyo Co. Ltd.	13,500	249
Mitsui Sugar Co. Ltd.	67,000	249
Tamron Co. Ltd.	12,600	248
Mitsui-Soko Co. Ltd.	66,000	248
Zensho Co. Ltd.	26,700	247
Nakamuraya Co. Ltd.	53,000	246
Daio Paper Corp.	37,624	244

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Toho Zinc Co. Ltd.	58,000	244
San-A Co. Ltd.	6,100	243
Fuji Soft Inc.	16,300	241
Alpine Electronics Inc.	19,200	241
Seiren Co. Ltd.	37,300	238
Futaba Corp.	13,500	237
* Nippon Light Metal Co. Ltd.	141,000	237
Kitz Corp.	53,000	234
^ Nippon Suisan Kaisha Ltd.	73,100	233
Sakai Chemical Industry Co. Ltd.	55,000	232
Nikkiso Co. Ltd.	33,000	231
Sanki Engineering Co. Ltd.	37,000	231
Earth Chemical Co. Ltd.	6,700	227
TS Tech Co. Ltd.	13,900	227
* Unihair Co. Ltd.	19,300	226
Daihen Corp.	50,000	225
Yamanashi Chuo Bank Ltd.	58,000	224
Japan Securities Finance Co. Ltd.	36,500	223
Maruha Nichiro Holdings Inc.	135,000	222
Akebono Brake Industry Co. Ltd.	36,600	218
^ EDION Corp.	28,900	214
* Furukawa Co. Ltd.	205,000	212
^ Tomy Co. Ltd.	27,500	211
Toyo Engineering Corp.	66,000	210
Itoham Foods Inc.	65,000	210
Nitta Corp.	13,300	210
Japan Vilene Co. Ltd.	43,000	208
NET One Systems Co. Ltd.	149	207
Sanken Electric Co. Ltd.	58,000	207
Denki Kogyo Co. Ltd.	51,400	206
* Sumitomo Light Metal Industries Ltd.	186,000	206
Doutor Nichires Holdings Co. Ltd.	15,200	206
Daibiru Corp.	26,600	206
Saibu Gas Co. Ltd.	72,000	205
Tokyo Seimitsu Co. Ltd.	15,800	204
^ Megachips Corp.	11,600	203
Fujitec Co. Ltd.	45,000	202
Ariake Japan Co. Ltd.	13,300	201
Nippon Carbon Co. Ltd.	63,000	201
Sanyo Shokai Ltd.	51,000	200
* Unitika Ltd.	238,000	198
Maeda Corp.	73,000	198
Fukui Bank Ltd.	64,000	197
Pigeon Corp.	6,600	197
Century Tokyo Leasing Corp.	13,600	196
Oyo Corp.	24,300	194
Mikuni Coca-Cola Bottling Co. Ltd.	22,600	194
Sanwa Holdings Corp.	68,000	193
Minato Bank Ltd.	131,000	193
Izumiya Co. Ltd.	57,000	193
Noritake Co. Ltd.	61,000	192
Yodogawa Steel Works Ltd.	51,800	192
Yamazen Corp.	46,900	191
Gunze Ltd.	55,000	191
Mandom Corp.	7,000	191
Nichiden Corp.	6,600	190
Fujimi Inc.	13,300	189
AOKI Holdings Inc.	13,400	189
Marudai Food Co. Ltd.	66,000	189
Shikoku Bank Ltd.	67,000	188
* Oki Electric Industry Co. Ltd.	216,000	188
Nippon Signal Co. Ltd.	26,600	186
Akita Bank Ltd.	66,000	186
Shinko Plantech Co. Ltd.	19,900	184

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Toshiba Plant Systems & Services Corp.	14,000	184
	Canon Electronics Inc.	7,000	184
	Amano Corp.	22,200	183
	Shibusawa Warehouse Co. Ltd.	56,000	183
	Taikisha Ltd.	13,400	180
	SHO-BOND Holdings Co. Ltd.	8,400	180
	Heiwa Real Estate Co. Ltd.	68,000	180
	So-net Entertainment Corp.	69	179
	Morinaga & Co. Ltd.	78,000	178
	Toho Bank Ltd.	67,000	178
	Japan Wool Textile Co. Ltd.	23,000	176
	Nippon Gas Co. Ltd.	13,100	176
	Nagaileben Co. Ltd.	7,400	175
	Ehime Bank Ltd.	67,000	175
	Bank of Saga Ltd.	66,000	174
*,^	Daiei Inc.	47,900	173
	Sakata Seed Corp.	13,500	173
	Xebio Co. Ltd.	8,800	172
	Ryoyo Electro Corp.	18,600	172
	Arcs Co. Ltd.	13,200	171
	Mie Bank Ltd.	65,000	170
	Nippon Shinyaku Co. Ltd.	12,000	170
	Nihon Unisys Ltd.	26,600	169
	Tokyo Rope Manufacturing Co. Ltd.	63,000	169
	Nippon Chemi-Con Corp.	42,000	168
	Wacom Co. Ltd.	147	168
	Miyazaki Bank Ltd.	66,000	167
	Atsugi Co. Ltd.	132,000	167
	Tokyo Dome Corp.	67,000	167
	Bank of Nagoya Ltd.	55,000	166
	TKC	8,300	165
	Eighteenth Bank Ltd.	66,000	163
*	Iseki & Co. Ltd.	67,000	163
	Nitto Kohki Co. Ltd.	6,900	163
	Yoshinoya Holdings Co. Ltd.	133	163
	Heiwado Co. Ltd.	13,200	163
	Paris Miki Holdings Inc.	20,200	162
	Daifuku Co. Ltd.	34,000	162
	GMO internet Inc.	45,000	161
	Aomori Bank Ltd.	66,000	161
	Takara Standard Co. Ltd.	26,000	160
	Nitto Boseki Co. Ltd.	68,000	158
	Moshi Moshi Hotline Inc.	6,750	157
	Hokuetsu Kishu Paper Co. Ltd.	34,000	157
	Fuji Co. Ltd.	8,000	157
	Toyo Corp.	16,800	157
	Parco Co. Ltd.	20,200	156
	Sintokogio Ltd.	20,500	155
	Nippon Beet Sugar Manufacturing Co. Ltd.	67,000	154
	Nippon Densetsu Kogyo Co. Ltd.	17,000	154
	Asahi Organic Chemicals Industry Co. Ltd.	66,000	153
	Nippon Steel Trading Co. Ltd.	54,000	152
	Penta-Ocean Construction Co. Ltd.	101,000	152
	Ryoshoku Ltd.	7,000	151
	Stella Chemifa Corp.	3,500	150
	Yachiyo Bank Ltd.	6,700	150
	Star Micronics Co. Ltd.	15,700	150
	Daisan Bank Ltd.	61,000	149
	Showa Sangyo Co. Ltd.	55,000	148
*,^	JVC Kenwood Holdings Inc.	40,040	147
*	Ryobi Ltd.	40,000	147
	Toyo Tire & Rubber Co. Ltd.	71,000	146
	Daiwabo Holdings Co. Ltd.	63,000	146
	ASKUL Corp.	7,000	146

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments

			Market
			Value
		Shares	($000)
	Foster Electric Co. Ltd.	6,300	145
*,^	Seiko Holdings Corp.	43,000	145
	HIS Co. Ltd.	6,700	143
	Dr Ci:Labo Co. Ltd.	40	142
	Oita Bank Ltd.	45,000	142
	Kuroda Electric Co. Ltd.	12,200	142
	Sanden Corp.	35,000	141
	TOC Co. Ltd.	34,200	141
	Aeon Delight Co. Ltd.	7,600	141
	Tokushu Tokai Paper Co. Ltd.	66,000	141
	Asahi Holdings Inc.	6,400	141
	Marusan Securities Co. Ltd.	27,700	140
	WATAMI Co. Ltd.	7,600	139
	Ain Pharmaciez Inc.	4,200	138
	Sumisho Computer Systems Corp.	9,300	138
	Chofu Seisakusho Co. Ltd.	6,800	137
	Iino Kaiun Kaisha Ltd.	30,700	137
	Kisoji Co. Ltd.	6,700	136
	Fuji Seal International Inc.	6,700	136
	Mitsubishi Paper Mills Ltd.	133,000	135
*,^	Daikyo Inc.	87,000	135
	Prima Meat Packers Ltd.	131,000	135
	Chudenko Corp.	13,100	134
	Michinoku Bank Ltd.	66,000	134
	Nihon Parkerizing Co. Ltd.	10,000	131
	CSK Corp.	37,800	127
	Kyoei Steel Ltd.	10,400	127
	Jaccs Co. Ltd.	67,000	126
	Tokyo Tomin Bank Ltd.	13,300	126
	Futaba Industrial Co. Ltd.	23,600	125
	Nichias Corp.	29,000	125
	Nippon Thompson Co. Ltd.	18,000	125
	Nihon Dempa Kogyo Co. Ltd.	6,800	123
	Tachi-S Co. Ltd.	8,400	122
	Max Co. Ltd.	11,000	121
	Itochu Enex Co. Ltd.	26,400	121
	Kato Sangyo Co. Ltd.	8,400	120
	Goldcrest Co. Ltd.	5,540	120
	Nippon Konpo Unyu Soko Co. Ltd.	11,000	119
	Unipres Corp.	6,900	119
*,^	Cedyna Financial Corp.	85,600	119
	Higashi-Nippon Bank Ltd.	66,000	119
	Sasebo Heavy Industries Co. Ltd.	67,000	118
	Nagano Bank Ltd.	67,000	118
	Hokuetsu Bank Ltd.	67,000	118
	CKD Corp.	16,700	118
	Showa Corp.	17,700	118
	Towa Bank Ltd.	128,000	117
	Tobishima Corp.	469,500	117
	Senshukai Co. Ltd.	20,700	116
	Sekisui Jushi Corp.	12,000	116
	Kanematsu Corp.	138,000	113
	Kanto Denka Kogyo Co. Ltd.	15,000	113
	Toa Corp.	132,000	112
	Nippo Corp.	18,000	111
	Godo Steel Ltd.	59,000	111
	Chiba Kogyo Bank Ltd.	19,700	110
	Paramount Bed Co. Ltd.	4,300	109
	Kurabo Industries Ltd.	71,000	109
	DCM Holdings Co. Ltd.	21,300	108
	Tsugami Corp.	17,000	107
	Mitsubishi Pencil Co. Ltd.	6,100	107
	Aichi Bank Ltd.	1,900	106
	Cosel Co. Ltd.	8,100	106

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Coca-Cola Central Japan Co. Ltd.	8,400	106
^ Toda Kogyo Corp.	12,000	106
Nippon Synthetic Chemical Industry Co. Ltd.	18,000	105
* AOC Holdings Inc.	23,600	104
Alpen Co. Ltd.	6,700	104
Axell Corp.	4,700	104
Towa Pharmaceutical Co. Ltd.	1,900	103
Kanto Auto Works Ltd.	16,000	103
T-Gaia Corp.	70	102
Avex Group Holdings Inc.	7,100	102
Aiphone Co. Ltd.	7,000	102
Chugoku Marine Paints Ltd.	14,000	101
Okamura Corp.	19,000	100
* Nippon Yakin Kogyo Co. Ltd.	34,000	100
Koa Corp.	9,700	99
Osaka Steel Co. Ltd.	6,600	98
* Press Kogyo Co. Ltd.	26,000	98
Nihon Nohyaku Co. Ltd.	17,000	98
* Fuji Fire & Marine Insurance Co. Ltd.	79,000	98
Shinmaywa Industries Ltd.	28,000	97
Seika Corp.	45,000	97
Nichii Gakkan Co.	11,200	96
Ship Healthcare Holdings Inc.	9,400	96
Valor Co. Ltd.	12,700	94
SMK Corp.	22,000	94
Nissan Shatai Co. Ltd.	12,000	93
Temp Holdings Co. Ltd.	10,500	93
Japan Aviation Electronics Industry Ltd.	14,000	93
Inabata & Co. Ltd.	18,500	93
Transcosmos Inc.	11,700	92
Nippon Seiki Co. Ltd.	9,000	91
Melco Holdings Inc.	2,800	91
* Riso Kagaku Corp.	6,600	90
* Sankyo-Tateyama Holdings Inc.	78,000	89
Shoei Co. Ltd.	11,600	89
Ministop Co. Ltd.	6,000	89
Vital KSK Holdings Inc.	11,600	89
Royal Holdings Co. Ltd.	8,800	88
^ Takaoka Electric Manufacturing Co. Ltd.	23,000	88
Kaga Electronics Co. Ltd.	8,200	88
Descente Ltd.	17,000	86
Mitsubishi Steel Manufacturing Co. Ltd.	36,000	86
Doshisha Co. Ltd.	3,500	86
JFE Shoji Holdings Inc.	22,000	85
Yorozu Corp.	5,000	85
Sanshin Electronics Co. Ltd.	10,400	84
* Tv Tokyo Holdings Corp.	5,800	84
Japan Radio Co. Ltd.	37,000	83
United Arrows Ltd.	6,100	83
^ Gulliver International Co. Ltd.	1,700	83
* Tsukuba Bank Ltd.	27,500	82
Tsutsumi Jewelry Co. Ltd.	3,500	82
Chiyoda Co. Ltd.	6,800	82
Taiyo Holdings Co. Ltd.	2,900	82
ST Corp.	7,500	82
Osaki Electric Co. Ltd.	11,000	82
FIDEA Holdings Co. Ltd.	39,000	81
Riken Corp.	24,000	81
Japan Pulp & Paper Co. Ltd.	24,000	81
Bando Chemical Industries Ltd.	24,000	81
Tokyo Rakutenchi Co. Ltd.	23,000	81
Hisaka Works Ltd.	7,000	81
Furukawa-Sky Aluminum Corp.	30,000	79
* Ishihara Sangyo Kaisha Ltd.	110,000	79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Nippon Coke & Engineering Co. Ltd.	48,500	79
	Bic Camera Inc.	199	79
	Sankyo Seiko Co. Ltd.	25,900	79
	Modec Inc.	5,500	78
	Megane TOP Co. Ltd.	7,100	78
	Shimojima Co. Ltd.	5,600	77
	Trusco Nakayama Corp.	5,300	77
	Calsonic Kansei Corp.	23,000	77
	Idec Corp.	9,200	77
	Mitsuba Corp.	12,000	77
	Shindengen Electric Manufacturing Co. Ltd.	19,000	77
	Nitto Kogyo Corp.	8,400	76
	Kitagawa Iron Works Co. Ltd.	54,000	75
	Nidec Copal Corp.	5,100	75
	Kintetsu World Express Inc.	3,200	74
	Iwai Cosmo Holdings Inc.	11,700	74
	Toshiba Machine Co. Ltd.	18,000	74
	Roland Corp.	7,100	74
	Sanyo Denki Co. Ltd.	17,000	73
	DTS Corp.	6,800	72
	Ines Corp.	11,800	71
	Fujiya Co. Ltd.	41,000	71
*,^	Orient Corp.	104,000	71
	Taiko Pharmaceutical Co. Ltd.	5,500	70
	Nippon Sharyo Ltd.	16,000	70
	Nishimatsu Construction Co. Ltd.	66,000	70
	Enplas Corp.	5,500	70
	Shinkawa Ltd.	7,200	70
	Taihei Dengyo Kaisha Ltd.	10,000	70
	Arisawa Manufacturing Co. Ltd.	13,900	68
*,^	Daiichi Chuo KK	30,000	68
	PGM Holdings K K	104	68
	Asahi Co. Ltd.	4,600	68
	Vantec Corp.	47	68
	Torishima Pump Manufacturing Co. Ltd.	4,100	68
	Kyosan Electric Manufacturing Co. Ltd.	16,000	67
	Union Tool Co.	2,600	67
	Kyodo Printing Co. Ltd.	31,000	66
	Maezawa Kyuso Industries Co. Ltd.	5,900	66
	Gourmet Navigator Inc.	53	66
	Shinko Shoji Co. Ltd.	8,800	65
	Namura Shipbuilding Co. Ltd.	12,500	65
	Jeol Ltd.	23,000	65
	Fujimori Kogyo Co. Ltd.	5,100	65
	Tocalo Co. Ltd.	3,800	64
	Best Denki Co. Ltd.	23,000	64
	Ryoden Trading Co. Ltd.	12,000	64
	Senko Co. Ltd.	21,000	64
*,^	Leopalace21 Corp.	56,500	64
	Shin-Etsu Polymer Co. Ltd.	12,000	63
	Ichiyoshi Securities Co. Ltd.	11,200	63
	T RAD Co. Ltd.	18,000	63
	Toyo Securities Co. Ltd.	43,000	63
	Cosmos Pharmaceutical Corp.	2,000	63
	Nice Holdings Inc.	30,000	63
	Sato Corp.	5,400	62
	Shin-Kobe Electric Machinery Co. Ltd.	6,000	61
	Takuma Co. Ltd.	25,000	61
	Mito Securities Co. Ltd.	42,000	61
	Toyo Kohan Co. Ltd.	12,000	60
	Juki Corp.	38,000	60
	Pacific Industrial Co. Ltd.	15,000	59
	Nippon Ceramic Co. Ltd.	3,500	59
	Aida Engineering Ltd.	17,800	59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
^ Dwango Co. Ltd.	29	59
Hokuriku Electric Industry Co. Ltd.	31,000	58
Japan Digital Laboratory Co. Ltd.	5,800	58
Yokohama Reito Co. Ltd.	9,100	58
Yushin Precision Equipment Co. Ltd.	3,200	58
Fujitsu General Ltd.	12,000	58
Macnica Inc.	3,000	58
Nohmi Bosai Ltd.	10,000	57
Kanto Natural Gas Development Ltd.	11,000	57
Hibiya Engineering Ltd.	7,100	57
* Janome Sewing Machine Co. Ltd.	90,000	57
NEC Fielding Ltd.	5,300	57
Wood One Co. Ltd.	21,000	57
* Misawa Homes Co. Ltd.	15,100	57
Pronexus Inc.	11,400	57
T Hasegawa Co. Ltd.	3,600	56
* Krosaki Harima Corp.	17,000	56
Achilles Corp.	43,000	56
* Sodick Co. Ltd.	15,700	56
Toyo Kanetsu KK	36,000	55
Nissen Holdings Co. Ltd.	12,800	55
* Honeys Co. Ltd.	3,960	55
Teikoku Piston Ring Co. Ltd.	7,400	55
NEC Networks & System Integration Corp.	4,700	55
* Japan Drilling Co. Ltd.	1,800	55
Token Corp.	1,770	54
* Clarion Co. Ltd.	35,000	54
Nihon M&A Center Inc.	15	54
Cocokara fine Inc.	2,500	54
Pilot Corp.	35	54
* Uniden Corp.	27,000	54
Fujikura Kasei Co. Ltd.	9,000	54
Daido Metal Co. Ltd.	11,000	54
Rhythm Watch Co. Ltd.	33,000	54
* Invoice Inc.	4,293	53
Yokogawa Bridge Holdings Corp.	10,000	53
Kojima Co. Ltd.	11,000	53
Eizo Nanao Corp.	2,600	53
Daiwa Industries Ltd.	12,000	53
Konishi Co. Ltd.	4,500	52
* Totetsu Kogyo Co. Ltd.	9,000	52
* Colowide Co. Ltd.	10,000	52
* MEC Co. Ltd.	14,100	52
^ Kumiai Chemical Industry Co. Ltd.	16,000	52
Tamura Corp.	21,000	52
Kyokuto Securities Co. Ltd.	7,200	52
* U-Shin Ltd.	6,800	52
Internet Initiative Japan Inc.	24	52
Zuken Inc.	7,600	51
* Right On Co. Ltd.	12,200	51
Aichi Machine Industry Co. Ltd.	15,000	51
Topre Corp.	7,000	51
Information Services International-Dentsu Ltd.	8,000	51
* Chugai Ro Co. Ltd.	16,000	51
Nihon Yamamura Glass Co. Ltd.	20,000	51
Arnest One Corp.	4,800	51
* Airport Facilities Co. Ltd.	12,700	50
Sumida Corp.	6,000	50
Ohara Inc.	4,100	50
* Mirait Holdings Corp.	7,500	49
Kinki Sharyo Co. Ltd.	12,000	49
* Ringer Hut Co. Ltd.	4,200	49
* Fudo Tetra Corp.	84,000	49
* Tokyo Kikai Seisakusho Ltd.	60,000	48

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Takasago International Corp.	10,000	48
Nishimatsuya Chain Co. Ltd.	5,000	48
Kura Corp.	3,000	48
* Iwasaki Electric Co. Ltd.	31,000	48
OBIC Business Consultants Ltd.	950	48
Cybozu Inc.	183	47
Nidec-Tosok Corp.	4,600	47
* Okabe Co. Ltd.	12,100	47
* Fuji Kyuko Co. Ltd.	9,000	46
* Tokyu Livable Inc.	4,000	46
St. Marc Holdings Co. Ltd.	1,300	46
Sinanen Co. Ltd.	12,000	46
Tochigi Bank Ltd.	11,000	46
Nippon Chemical Industrial Co. Ltd.	20,000	45
Gakken Holdings Co. Ltd.	27,000	45
* Toko Inc.	30,000	45
* Yuasa Trading Co. Ltd.	54,000	45
Belluna Co. Ltd.	9,400	45
* Sanei-International Co. Ltd.	3,500	45
Yusen Logistics Co. Ltd.	3,200	44
Topcon Corp.	11,500	44
Kentucky Fried Chicken Japan Ltd.	2,000	44
* Shizuoka Gas Co. Ltd.	7,500	44
^ Nippon Metal Industry Co. Ltd.	36,000	44
* CREATE SD HOLDINGS Co. Ltd.	2,000	44
Torii Pharmaceutical Co. Ltd.	2,200	43
Dai-Dan Co. Ltd.	10,000	43
* Dydo Drinco Inc.	1,300	43
Morita Holdings Corp.	8,000	43
Zappallas Inc.	31	43
* Plenus Co. Ltd.	2,900	42
Nidec Copal Electronics Corp.	6,000	42
Eagle Industry Co. Ltd.	5,000	42
* Origin Electric Co. Ltd.	12,000	42
Bunka Shutter Co. Ltd.	19,000	42
Daiken Corp.	18,000	41
^ Risa Partners Inc.	114	41
Yonekyu Corp.	5,500	41
Sekisui Plastics Co. Ltd.	10,000	41
Tokai Corp.	10,000	41
* UKC Holdings Corp.	3,900	40
Nippon Valqua Industries Ltd.	14,000	40
* Toridoll.corp	29	40
* Pal Co. Ltd.	1,300	38
Arc Land Sakamoto Co. Ltd.	3,600	38
* Shibuya Kogyo Co. Ltd.	3,900	38
* Kato Works Co. Ltd.	21,000	38
* SWCC Showa Holdings Co. Ltd.	48,000	38
Gun-Ei Chemical Industry Co. Ltd.	14,000	36
Hamakyorex Co. Ltd.	1,500	35
Showa Aircraft Industry Co. Ltd.	5,000	35
Yushiro Chemical Industry Co. Ltd.	2,900	35
* Mercian Corp.	18,000	34
* GROWELL HOLDINGS Co. Ltd.	1,400	34
France Bed Holdings Co. Ltd.	27,000	34
* Nakayama Steel Works Ltd.	27,000	33
Neturen Co. Ltd.	4,500	33
* Katakura Industries Co. Ltd.	3,500	32
* Shibaura Mechatronics Corp.	10,000	32
* Nomura Co. Ltd.	12,000	32
Nichiha Corp.	4,000	32
JSP Corp.	2,700	31
* Okura Industrial Co. Ltd.	12,000	29
Takihyo Co. Ltd.	6,000	29

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Tomoku Co. Ltd.	12,000	29
* Daikokutenbussan Co. Ltd.	800	28
Ohsho Food Service Corp.	1,300	28
* Fukushima Bank Ltd.	51,000	27
* Uchida Yoko Co. Ltd.	8,000	27
ASKA Pharmaceutical Co. Ltd.	4,000	25
Obara Corp.	2,800	24
* Toyo Construction Co. Ltd.	53,000	24
* Sagami Chain Co. Ltd.	4,000	23
Mory Industries Inc.	7,000	23
* Toli Corp.	14,000	22
* Kurimoto Ltd.	18,000	21
Mars Engineering Corp.	700	11
^ Round One Corp.	1,400	5
* Matsuya Co. Ltd.	700	4
		84,679
Malaysia (0.9%)
* AirAsia Bhd.	728,600	580
Genting Plantations Bhd.	154,500	427
Bursa Malaysia Bhd.	154,200	426
Top Glove Corp. Bhd.	214,600	380
Malaysian Resources Corp. Bhd.	485,050	325
Media Prima Bhd.	447,800	319
Boustead Holdings Bhd.	169,820	307
Kulim Malaysia Bhd.	89,300	278
IGB Corp. Bhd.	415,000	267
Berjaya Corp. Bhd.	757,100	264
Dialog Group Bhd.	618,650	259
* UEM Land Holdings Bhd.	350,500	251
Multi-Purpose Holdings Bhd.	356,690	248
TAN Chong Motor Holdings Bhd.	119,400	217
SapuraCrest Petroleum Bhd.	263,200	212
WCT Bhd.	207,200	206
KLCC Property Holdings Bhd.	177,800	189
Supermax Corp. Bhd.	123,875	180
* KNM Group Bhd.	1,144,500	177
Carlsberg Brewery-Malay Bhd.	100,400	174
Wah Seong Corp. Bhd.	235,636	165
Malaysian Bulk Carriers Bhd.	169,900	163
OSK Holdings Bhd.	293,900	144
DRB-Hicom Bhd.	350,100	135
Samling Global Ltd.	1,626,000	130
Sunrise Bhd.	157,000	115
Unisem M Bhd.	190,580	114
* Mulpha International Bhd.	678,000	103
Uchi Technologies Bhd.	170,200	74
* Scomi Group Bhd.	531,300	71
Petra Perdana Bhd.	51,225	13
* Media Prima Bhd. Warrants Exp. 12/31/2014	9,277	2
		6,915
Mexico (0.8%)
Coca-Cola Femsa SAB de CV	106,800	854
Banco Compartamos SA de CV	120,500	854
* Empresas ICA SAB de CV	238,740	629
* Desarrolladora Homex SAB de CV	101,900	572
Grupo Aeroportuario del Sureste SAB de CV Class B	110,200	553
* Corp GEO SAB de CV	166,700	529
TV Azteca SA de CV	677,200	513
* Genomma Lab Internacional SA de CV Class B	175,224	381
Consorcio ARA SAB de CV	466,000	295
* Industrias CH SAB de CV Class B	73,100	265
* Axtel SAB de CV	406,436	240
* Controladora Comercial Mexicana SAB de CV	141,400	153

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Grupo Aeroportuario del Centro Norte Sab de CV	79,304	150
*	Gruma SAB de CV Class B	70,600	139
*	Grupo Simec SAB de CV Class B	53,060	128
*	Grupo Famsa SAB de CV Class A	86,757	125
			6,380
Netherlands (1.8%)
	Imtech NV	34,884	1,172
*	Crucell NV	34,246	1,109
	Nutreco NV	13,361	973
^	Wereldhave NV	8,218	836
	Eurocommercial Properties NV	16,426	813
	CSM	25,623	812
	Aalberts Industries NV	41,285	757
*	ASM International NV	24,016	613
*	USG People NV	30,308	563
	Delta Lloyd NV	24,663	510
	BinckBank NV	28,725	508
	Vastned Retail NV	7,160	498
	Koninklijke BAM Groep NV	67,539	458
	Mediq NV	23,336	447
	Arcadis NV	19,784	442
	Ten Cate NV	12,296	406
	TKH Group NV	14,893	371
	Nieuwe Steen Investments NV	16,665	344
*	Draka Holding NV	14,419	308
	Unit 4 NV	10,061	302
	Sligro Food Group NV	8,481	278
*	Wavin NV	17,671	244
*,^	TomTom NV	25,103	221
	Grontmij NV	8,043	172
	Beter Bed Holding NV	5,782	154
*	Koninklijke Wessanen NV	36,167	136
	Accell Group	2,304	119
	Vastned Offices/Industrial NV	6,389	108
*	Kardan NV	17,537	100
	Brunel International NV	3,224	99
*	Heijmans NV	4,892	92
*	Ordina NV	21,103	92
*	AMG Advanced Metallurgical Group NV	7,355	68
	KAS Bank NV	2,966	52
			14,177
New Zealand (0.2%)
	Goodman Property Trust	376,699	282
	Infratil Ltd.	197,172	275
	AMP NZ Office Ltd.	386,275	230
	Nuplex Industries Ltd.	59,291	154
	New Zealand Oil & Gas Ltd.	154,984	150
	Freightways Ltd.	55,256	128
*	Fisher & Paykel Appliances Holdings Ltd.	252,094	115
	Tower Ltd.	50,936	73
			1,407
Norway (1.7%)
	Acergy SA	56,009	1,134
	Marine Harvest ASA	1,076,671	1,071
*	Petroleum Geo-Services ASA	75,908	951
*,^	Subsea 7 Inc.	43,231	911
	Schibsted ASA	31,977	878
	TGS Nopec Geophysical Co. ASA	41,112	712
^	Frontline Ltd.	22,650	647
*	DNO International ASA	380,577	599
	ProSafe SE	88,669	585
^	SpareBank 1 SR Bank	46,863	449
	Tomra Systems ASA	69,000	421

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	SpareBank 1 SMN	44,976	407
	Fred Olsen Energy ASA	10,824	407
*	BW Offshore Ltd.	179,281	389
	Cermaq ASA	30,500	388
*	Norwegian Property ASA	176,318	331
	Veidekke ASA	38,987	323
	Atea ASA	36,943	313
*	Sevan Marine ASA	203,104	274
*	Norwegian Energy Co. AS	86,285	253
*	Prosafe Production Public Ltd.	79,176	240
*	Algeta ASA	14,020	238
	Aker ASA	11,331	233
*	Songa Offshore SE	48,577	224
	Austevoll Seafood ASA	28,849	211
*	Norske Skogindustrier ASA	92,684	189
*	Golden Ocean Group Ltd.	130,341	189
^	Opera Software ASA	35,162	171
*,^	Norwegian Air Shuttle AS	10,835	166
	Stolt-Nielsen SA	9,171	164
^	Golar LNG Ltd.	11,991	160
	Leroy Seafood Group ASA	5,758	153
*	Dockwise Ltd.	4,007	102
*	Siem Offshore Inc.	53,954	86
*,^	EDB ErgoGroup ASA	17,651	54
	Rem Offshore ASA	3,800	26
			14,049
Philippines (0.5%)
	Energy Development Corp.	5,127,750	716
	Aboitiz Power Corp.	896,697	572
	Alliance Global Group Inc.	1,636,950	431
	International Container Terminal Services Inc.	351,366	351
*	First Gen Corp.	1,019,168	323
	Philex Mining Corp.	758,800	247
	Megaworld Corp.	3,536,000	210
	Robinsons Land Corp.	504,450	199
*	Universal Robina Corp.	182,200	184
	Manila Water Co. Inc.	396,526	172
	First Philippine Holdings Corp.	90,900	141
	Filinvest Land Inc.	3,600,000	116
	Vista Land & Lifescapes Inc.	1,389,000	107
			3,769
Poland (0.5%)
	Asseco Poland SA	24,388	451
*,^	Synthos SA	473,133	426
	PBG SA	5,082	387
*	Grupa Lotos SA	30,217	321
	Polimex-Mostostal SA	212,158	309
*	Bank Millennium SA	161,383	286
^	Eurocash SA	30,235	277
*	Netia SA	121,891	237
*	AmRest Holdings SE	8,088	221
*	Cersanit SA	52,928	211
*	Echo Investment SA	113,712	211
	Budimex SA	3,502	129
	Agora SA	10,944	107
*	Bioton SA	1,495,999	100
*	Ciech SA	7,149	49
*	Polnord SA	3,114	41
*	Dom Development SA	2,294	38
			3,801
Portugal (0.3%)
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	110,589	591
	Sonae	332,096	394

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Portucel Empresa Produtora de Pasta e Papel SA	90,644	302
	Semapa-Sociedade de Investimento e Gestao	21,844	258
^	BANIF SGPS SA	142,434	210
*	Sonaecom - SGPS SA	82,780	187
	Mota-Engil SGPS SA	61,560	184
	REN - Redes Energeticas Nacionais SA	37,771	142
	Teixeira Duarte SA	90,220	124
*,^	Altri SGPS SA	21,123	116
*	Martifer SGPS SA	26,935	60
*	Sonae Capital SGPS SA	78,055	50
*	Sonae Industria SGPS SA	10,327	32
			2,650
Russia (0.5%)
	AK Transneft OAO Prior Pfd.	564	673
*	OGK-2 OAO	9,419,100	499
*	DIXY Group OJSC	29,768	388
*	AvtoVAZ	331,255	377
*	OGK-6 OAO	6,166,300	251
	Uralsvyazinform	6,396,113	245
*	Vsmpo-Avisma Corp.	1,851	178
	Sibirtelecom OJSC	2,412,000	171
*	TGK-5	305,094,200	165
*	Nizhnekamskneftekhim Prior Pfd.	553,700	152
*	Inter-Regional Distribution Network Co. North-West OJSC	18,829,600	136
*	Acron JSC	4,466	130
*	TGK-9 OAO	788,466,000	126
*	OGK-1 OAO	2,629,100	94
*	RBC Information Systems	12,981	15
*	VolgaTelecom	852	3
			3,603
Singapore (1.1%)
	Suntec Real Estate Investment Trust	789,000	952
	SATS Ltd.	324,000	714
^	Mapletree Logistics Trust	963,480	671
	Hyflux Ltd.	187,000	456
	Straits Asia Resources Ltd.	254,000	452
	CDL Hospitality Trusts	261,034	433
*	Biosensors International Group Ltd.	456,000	396
	Ascendas India Trust	492,000	396
^	Ezra Holdings Ltd.	241,200	328
*	Indofood Agri Resources Ltd.	161,000	326
	Kim Eng Holdings Ltd.	232,000	316
	Parkway Life Real Estate Investment Trust	158,000	204
	Fortune Real Estate Investment Trust	385,000	199
^	Midas Holdings Ltd.	244,000	185
	Goodpack Ltd.	116,000	184
	CSE Global Ltd.	216,000	177
*,^	Raffles Education Corp. Ltd.	770,100	167
^	Ascott Residence Trust	159,000	156
	Frasers Centrepoint Trust	132,000	155
*	First Resources Ltd.	154,000	151
*	Banyan Tree Holdings Ltd.	203,000	146
	K-REIT Asia	139,000	145
*	Sound Global Ltd.	213,000	144
^	Cambridge Industrial Trust	303,000	128
	Frasers Commercial Trust	1,026,000	127
*,^	Swiber Holdings Ltd.	151,000	120
	Hong Leong Asia Ltd.	40,000	107
*	Oceanus Group Ltd.	429,000	106
*	KS Energy Services Ltd.	119,000	96
*	Ho Bee Investment Ltd.	72,000	94
	CH Offshore Ltd.	186,000	76
*	Jaya Holdings Ltd.	135,000	74
	First Ship Lease Trust	194,000	67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
^ China XLX Fertiliser Ltd.	120,000	55
K1 Ventures Ltd.	448,000	52
* China Energy Ltd.	334,000	47
* Hi-P International Ltd.	50,000	41
* Cambridge Industrial Trust Rights Expire 11/10/2010	12,120	—
		8,643
South Africa (0.5%)
Aquarius Platinum Ltd.	176,382	1,020
Astral Foods Ltd.	24,012	384
DataTec Ltd.	70,284	351
Capital Property Fund	285,151	335
SA Corporate Real Estate Fund Nominees Pty Ltd.	735,907	331
* Omnia Holdings Ltd.	30,671	286
Emira Property Fund	140,072	282
* Metorex Ltd.	349,574	216
City Lodge Hotels Ltd.	16,387	191
Blue Label Telecoms Ltd.	185,400	191
DRDGOLD Ltd.	259,169	128
* Eqstra Holdings Ltd.	90,319	81
Palabora Mining Co. Ltd.	5,085	76
* Merafe Resources Ltd.	263,392	52
* Simmer & Jack Mines Ltd.	384,937	48
* Hulamin Ltd.	25,224	31
* Iliad Africa Ltd.	19,426	21
		4,024
South Korea (2.9%)
* Celltrion Inc.	32,188	713
Seoul Semiconductor Co. Ltd.	16,136	561
Hyundai Marine & Fire Insurance Co. Ltd.	24,950	534
* Kumho Industrial Co. Ltd.	136,390	529
Orion Corp.	1,565	524
Korean Reinsurance Co.	43,267	488
* Korea Kumho Petrochemical	6,990	463
Taekwang Industrial Co. Ltd.	404	462
Tong Yang Securities Inc.	45,110	457
Macquarie Korea Infrastructure Fund	99,750	442
LG International Corp.	13,860	440
LG Innotek Co. Ltd.	3,758	436
SK Chemicals Co. Ltd.	7,581	423
Dong-A Pharmaceutical Co. Ltd.	3,925	410
Poongsan Corp.	10,930	391
Hotel Shilla Co. Ltd.	14,100	360
LIG Insurance Co. Ltd.	16,970	351
Seah Besteel Corp.	13,250	345
SFA Engineering Corp.	7,618	327
MegaStudy Co. Ltd.	1,706	300
LG Fashion Corp.	10,430	297
* Kolon Industries Inc.	4,446	281
STX Engine Co. Ltd.	7,750	281
* SK Broadband Co. Ltd.	55,140	276
Hanjin Heavy Industries & Construction Holdings Co. Ltd.	15,737	269
LS Industrial Systems Co. Ltd.	3,284	264
* LG Life Sciences Ltd.	5,955	256
OCI Materials Co. Ltd.	2,757	251
Meritz Fire & Marine Insurance Co. Ltd.	36,377	250
* Asiana Airlines	30,540	249
* Neowiz Games Corp.	5,422	241
Dongsuh Co. Inc.	6,586	240
Hanmi Holdings Co. Ltd.	7,111	235
Hyundai Greenfood Co. Ltd.	23,770	231
Samyang Corp.	4,024	229
CJ CGV Co. Ltd.	8,234	217
CJ O Shopping Co. Ltd.	901	203
Young Poong Corp.	341	198

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
S&T Dynamics Co. Ltd.	9,060	197
Hyundai Elevator Co. Ltd.	2,781	194
KIWOOM Securities Co. Ltd.	3,690	187
Hana Tour Service Inc.	4,435	182
Hanwha Securities Co.	24,828	180
SK Securities Co. Ltd.	85,570	180
Daewoong Pharmaceutical Co. Ltd.	4,153	174
Green Cross Corp.	1,388	174
Sung Kwang Bend Co. Ltd.	7,554	174
KEPCO Plant Service & Engineering Co. Ltd.	3,084	170
Doosan Engineering & Construction Co. Ltd.	25,590	169
Samchully Co. Ltd.	1,529	167
SK Gas Co. Ltd.	4,404	163
Hanil Cement Co. Ltd.	2,953	160
Dongbu Securities Co. Ltd.	24,040	158
Binggrae Co. Ltd.	3,230	156
Huchems Fine Chemical Corp.	8,128	156
Woongjin Thinkbig Co. Ltd.	7,330	156
Namhae Chemical Corp.	8,630	153
Daeduck Electronics Co.	20,350	151
* Posco ICT Co. Ltd.	17,377	151
Hansol Paper Co.	15,040	150
KP Chemical Corp.	9,950	148
* TK Corp.	6,323	146
Jeonbuk Bank	23,489	144
* Woongjin Chemical Co. Ltd.	124,640	143
* Jusung Engineering Co. Ltd.	8,093	142
E1 Corp.	2,730	138
* Ssangyong Cement Industrial Co. Ltd.	22,960	134
Handsome Co. Ltd.	9,220	134
Taeyoung Engineering & Construction	21,740	131
* Korea Line Corp.	3,594	130
NH Investment & Securities Co. Ltd.	14,130	130
Taewoong Co. Ltd.	2,574	129
Namyang Dairy Products Co. Ltd.	234	128
* S&T Daewoo Co. Ltd.	4,130	125
* Eugene Investment & Securities Co. Ltd.	198,670	121
Chong Kun Dang Pharm Corp.	5,610	121
* Hanwha General Insurance Co. Ltd.	13,830	115
Hanjin Transportation Co. Ltd.	3,704	115
Youngone Corp.	11,634	114
* Dongbu HiTek Co. Ltd.	11,470	114
GS Home Shopping Inc.	1,089	113
* Woongjin Holdings Co. Ltd.	10,510	107
Dongbu Steel Co. Ltd.	12,238	107
* KTB Securities Co. Ltd.	23,510	107
Sam Young Electronics Co. Ltd.	8,670	106
* Youngone Holdings Co. Ltd.	3,620	105
* Ace Digitech Co. Ltd.	6,063	103
* Ilyang Pharmaceutical Co. Ltd.	4,230	103
* Komipharm International Co. Ltd.	2,918	101
Kumho Electric Co. Ltd.	2,581	95
Humax Holdings Co. Ltd.	11,685	94
CJ Internet Corp.	7,158	93
Hankuk Electric Glass Co. Ltd.	1,930	92
* SK Communications Co. Ltd.	5,561	90
* Ottogi Corp.	685	89
Kyobo Securities Co.	10,770	88
* Daesang Corp.	11,520	85
Kwang Dong Pharmaceutical Co. Ltd.	30,680	85
Korea Electric Terminal Co. Ltd.	4,600	84
* Korea Digital Communications Corp.	31,248	82
Bukwang Pharmaceutical Co. Ltd.	7,420	82
Daekyo Co. Ltd.	15,370	80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Hyunjin Materials Co. Ltd.	4,529	79
*	ON*Media Corp.	25,400	77
	Dae Han Flour Mills Co. Ltd.	577	76
	Daeduck GDS Co. Ltd.	9,330	74
	INTOPS Co. Ltd.	3,559	73
	Dongbu Corp.	10,090	72
	KISCO Corp.	2,766	70
	Kyeryong Construction Industrial Co. Ltd.	4,110	69
*	Interpark Corp.	17,232	68
*	Kumho Tire Co. Inc.	10,720	68
*	Forhuman Co. Ltd.	7,715	66
*	Osstem Implant Co. Ltd.	4,354	66
*	Shinsung Holdings Co. Ltd.	10,020	65
	KISCO Holdings Co. Ltd.	1,230	60
*	DMS Co. Ltd.	5,254	56
*	Maeil Dairy Industry Co. Ltd.	3,508	56
*	Daewoo Motor Sales	19,910	54
*	Hanssem Co. Ltd.	5,460	53
*	SSCP Co. Ltd.	7,575	52
	Sewon Cellontech Co. Ltd.	9,910	51
	Hite Holdings Co. Ltd.	2,690	51
	Insun ENT Co. Ltd.	14,287	50
*	Tong Yang Major Corp.	21,580	44
	Kolon Corp.	890	30
*	Poongsan Holdings Corp.	840	29
*	O Media Holdings Co. Ltd.	737	20
*	Hanmi Pharm Co. Ltd.	167	15
*	Kolon Industries Inc. Rights Expire 12/02/2010	1,058	13
*	Taihan Electric Wire Co. Ltd.	990	6
*	Pyeong San Co. Ltd.	639	6
*	Green Cross Corp. Rights Expire 11/24/2010	75	2
			23,390
Spain (1.6%)
*	Iberia Lineas Aereas de Espana SA	272,341	1,196
	Obrascon Huarte Lain SA	28,412	930
	Ebro Foods SA	41,795	919
	Bolsas y Mercados Espanoles SA	32,968	900
	Construcciones y Auxiliar de Ferrocarriles SA	1,251	706
	Tecnicas Reunidas SA	11,067	688
	Prosegur Cia de Seguridad SA	11,226	672
	Viscofan SA	16,637	580
	Grupo Catalana Occidente SA	24,711	515
^	Abengoa SA	18,182	504
*,^	NH Hoteles SA	94,485	496
*,^	Zeltia SA	97,637	437
^	Antena 3 de Television SA	35,788	367
	Sol Melia SA	35,772	357
^	Duro Felguera SA	40,513	348
*	Grupo Empresarial Ence SA	85,681	312
	Faes Farma SA	75,052	312
*,^	Sacyr Vallehermoso SA	45,408	298
	Banco Pastor SA	59,851	293
*	Tubacex SA	70,363	247
*	Tubos Reunidos SA	73,137	196
	Campofrio Food Group SA	17,725	181
	Almirall SA	18,425	175
*	Caja de Ahorros del Mediterraneo	15,527	159
*	Realia Business SA	59,958	126
	Pescanova SA	3,607	118
	Miquel y Costas & Miquel SA	3,395	97
*	Papeles y Cartones de Europa SA	14,769	79
*	Grupo Ezentis SA	88,156	71
*	Codere SA	5,989	67
*	Laboratorios Farmaceuticos Rovi SA	8,545	64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
*	Solaria Energia y Medio Ambiente SA	24,082	53
*	Natraceutical SA	92,651	49
*	La Seda de Barcelona SA Class B	329,439	32
	Fersa Energias Renovables SA	7,875	13
*	SOS Corp. Alimentaria SA	4,347	10
*	Quabit Inmobiliaria SA	33,425	7
			12,574
Sweden (2.4%)
^	Hexagon AB Class B	71,519	1,455
	Elekta AB Class B	24,370	922
	Lundin Petroleum AB	91,721	869
	Trelleborg AB Class B	89,530	844
	Castellum AB	62,611	820
	Meda AB Class A	89,657	737
	Fabege AB	66,012	690
	JM AB	28,323	615
	NCC AB Class B	28,811	615
	Hufvudstaden AB Class A	54,196	606
	Peab AB	71,392	569
	Wihlborgs Fastigheter AB	19,148	539
	Hoganas AB Class B	14,547	512
	Lundbergforetagen AB Class B	7,667	492
	Kungsleden AB	55,676	441
	Wallenstam AB	17,277	440
	Husqvarna AB	62,499	439
^	Hakon Invest AB	23,619	434
*	Lindab International AB	28,670	408
	Avanza Bank Holding AB	11,100	365
	Axis Communications AB	22,662	356
	Axfood AB	9,529	334
	Oresund Investment AB	19,455	326
	Cardo AB	7,958	307
*	Nobia AB	38,891	303
	Billerud AB	37,560	302
	Loomis AB Class B	23,359	293
*	Active Biotech AB	16,593	289
	Saab AB Class B	17,002	266
	AarhusKarlshamn AB	11,032	260
	Niscayah Group AB	150,101	259
	Munters AB	20,140	232
*	Rezidor Hotel Group AB	39,774	229
	Bure Equity AB	46,480	227
	Intrum Justitia AB	15,758	217
*	PA Resources AB	267,964	215
	SkiStar AB	10,632	212
	Klovern AB	45,696	207
*	AF AB	10,934	190
	Betsson AB	12,270	190
	Clas Ohlson AB	10,765	185
*	Haldex AB	14,323	171
	Mekonomen AB	4,770	150
*	BE Group AB	23,272	141
	Q-Med AB	16,103	133
*	Diamyd Medical AB Class B	6,434	129
	Nordnet AB	35,085	122
*	Gunnebo AB	17,791	114
	Ratos AB	3,136	112
*	Nibe Industrier AB Class B	8,408	104
*	KappAhl AB	10,783	97
*,^	TradeDoubler AB	15,591	74
^	HQ AB	23,458	25
			19,583
Switzerland (3.9%)
*	Clariant AG	95,028	1,607

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

			Market
			Value
		Shares	($000)
	Sulzer AG	12,716	1,548
	Aryzta AG	31,639	1,402
*,^	Logitech International SA	72,212	1,369
	PSP Swiss Property AG	17,739	1,363
	Swiss Prime Site AG	15,534	1,115
^	Valiant Holding	6,393	999
	EMS-Chemie Holding AG	6,394	994
^	Galenica AG	1,868	903
*	Panalpina Welttransport Holding AG	7,081	885
*	Dufry Group	7,497	872
	Helvetia Holding AG	2,342	825
*	Georg Fischer AG	1,838	788
	Partners Group Holding AG	4,082	747
	Bucher Industries AG	4,276	657
*	Temenos Group AG	19,278	646
	Banque Cantonale Vaudoise	1,308	636
	Bank Sarasin & Cie AG Class B	17,275	632
	Barry Callebaut AG	784	632
	Kaba Holding AG Class B	1,720	577
	Forbo Holding AG	1,043	562
*	Rieter Holding AG	1,828	529
*	Meyer Burger Technology AG	16,312	519
	Basler Kantonalbank	3,525	509
	Kudelski SA	18,947	485
	Belimo Holding AG	267	460
*	OC Oerlikon Corp. AG	78,670	411
	St. Galler Kantonalbank AG	857	403
	Flughafen Zuerich AG	1,083	399
*	BB Biotech AG	6,380	396
	Vontobel Holding AG	11,379	393
	Valora Holding AG	1,478	390
	Mobimo Holding AG	1,828	350
	Allreal Holding AG	2,418	333
*	Schroder ImmoPLUS	323	326
	Schweiter Technologies AG	479	325
	Huber & Suhner AG	5,319	324
	Kuoni Reisen Holding AG	741	318
	Burckhardt Compression Holding AG	1,306	311
	Vetropack Holding AG	170	307
	Liechtensteinische Landesbank AG	4,382	297
	Tecan Group AG	4,242	295
	Swissquote Group Holding SA	5,710	270
*	Ascom Holding AG	19,805	263
	Orascom Development Holding AG	3,652	222
*	Bobst Group AG	4,683	210
	Intershop Holdings	682	207
	Phoenix Mecano AG	293	191
*	Charles Voegele Holding AG	3,572	189
*,^	Schmolz & Bickenbach AG	9,951	185
*	Basilea Pharmaceutica	2,387	167
	Schulthess Group	4,315	164
	Verwaltungs- und Privat-Bank AG	1,435	156
*	AFG Arbonia-Forster Hldg	6,264	150
	Daetwyler Holding AG	2,013	149
	Zehnder Group AG	73	149
	Ypsomed Holding AG	2,608	144
^	Von Roll Holding AG	26,855	142
	Emmi AG	644	107
	Acino Holding AG	1,060	94
	Coltene Holding AG	1,633	92
*	Zueblin Immobilien Holding AG	20,963	79
	Gurit Holding AG	139	76
*	Siegfried Holding AG	747	72
	Bellevue Group AG	1,973	60

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Petroplus Holdings AG	4,991	59
* Gottex Fund Management Holdings Ltd.	10,003	51
Bachem Holding AG	871	50
Cie Financiere Tradition SA	452	50
		31,587
Taiwan (5.4%)
Powertech Technology Inc.	253,151	837
* Wintek Corp.	451,000	760
WPG Holdings Co. Ltd.	382,256	711
Tripod Technology Corp.	172,245	661
Simplo Technology Co. Ltd.	92,360	592
Ruentex Industries Ltd.	199,000	569
Far Eastern Department Stores Co. Ltd.	454,920	565
* China Petrochemical Development Corp.	633,000	535
China Life Insurance Co. Ltd.	629,405	511
Clevo Co.	229,773	506
Young Fast Optoelectronics Co. Ltd.	39,578	466
Richtek Technology Corp.	55,980	440
Highwealth Construction Corp.	245,548	438
TSRC Corp.	236,000	429
Everlight Electronics Co. Ltd.	152,834	423
Motech Industries Inc.	104,139	419
LCY Chemical Corp.	191,575	387
Tainan Spinning Co. Ltd.	572,280	377
* E Ink Holdings Inc.	206,318	361
Standard Foods Corp.	134,447	358
Ruentex Development Co. Ltd.	206,000	341
Shinkong Synthetic Fibers Corp.	673,000	340
* Nan Kang Rubber Tire Co. Ltd.	238,000	337
Phison Electronics Corp.	63,886	323
Tong Yang Industry Co. Ltd.	200,990	319
* Chipbond Technology Corp.	205,000	319
Sino-American Silicon Products Inc.	100,865	316
Gintech Energy Corp.	107,983	312
Goldsun Development & Construction Co. Ltd.	553,258	285
* Neo Solar Power Corp.	114,544	280
AmTRAN Technology Co. Ltd.	321,668	273
Feng TAY Enterprise Co. Ltd.	260,560	271
USI Corp.	310,480	269
* Jih Sun Financial Holdings Co. Ltd.	782,366	261
Chroma ATE Inc.	98,990	254
Lien Hwa Industrial Corp.	336,095	247
* Sintek Photronic Corp.	328,107	243
Huaku Development Co. Ltd.	86,352	239
China Steel Chemical Corp.	65,000	236
Masterlink Securities Corp.	585,000	235
Radiant Opto-Electronics Corp.	154,312	232
Gigabyte Technology Co. Ltd.	234,000	230
Farglory Land Development Co. Ltd.	92,500	230
* Via Technologies Inc.	260,000	228
Ambassador Hotel	144,000	228
* China Manmade Fibers Corp.	483,000	228
Solar Applied Materials Technology Co.	104,448	227
Tung Ho Steel Enterprise Corp.	239,023	223
TXC Corp.	119,921	221
Formosa International Hotels Corp.	13,530	220
Test-Rite International Co.	279,067	219
Elan Microelectronics Corp.	151,410	218
UPC Technology Corp.	287,156	218
St. Shine Optical Co. Ltd.	19,034	214
Kenda Rubber Industrial Co. Ltd.	206,281	213
Yosun Industrial Corp.	123,168	213
Kinsus Interconnect Technology Corp.	78,000	212
* Shihlin Paper Corp.	92,600	212

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
* King Yuan Electronics Co. Ltd.	465,285	211
Pan-International Industrial	140,791	210
Universal Cement Corp.	334,000	209
Radium Life Tech Co. Ltd.	156,038	208
Phihong Technology Co. Ltd.	100,940	207
* Kinpo Electronics	584,000	205
Infortrend Technology Inc.	154,885	203
Altek Corp.	139,365	199
Wei Chuan Food Corp.	174,000	198
Greatek Electronics Inc.	207,023	198
Yungtay Engineering Co. Ltd.	149,000	197
CTCI Corp.	175,000	197
Formosa Epitaxy Inc.	148,000	196
Ability Enterprise Co. Ltd.	117,307	195
Yieh Phui Enterprise Co. Ltd.	538,168	193
* Ta Chong Bank Co. Ltd.	811,000	192
Depo Auto Parts Ind Co. Ltd.	70,313	192
Huang Hsiang Construction Co.	89,050	188
Prince Housing & Development Corp.	256,880	188
National Petroleum Co. Ltd.	165,000	188
T JOIN Transportation Co.	213,000	187
First Steamship Co. Ltd.	93,463	186
* Chung Hung Steel Corp.	421,000	184
China Synthetic Rubber Corp.	183,252	183
Great Wall Enterprise Co. Ltd.	171,314	180
Unity Opto Technology Co. Ltd.	117,684	179
Wah Lee Industrial Corp.	95,732	179
* King's Town Bank	388,000	177
ALI Corp.	114,056	175
* Taiwan Surface Mounting Technology Co. Ltd.	76,000	174
Ralink Technology Corp.	46,223	173
Yung Shin Pharmaceutical Industrial Co. Ltd.	127,617	171
* CSBC Corp. Taiwan	190,000	169
Young Optics Inc.	34,478	169
Grand Pacific Petrochemical	303,000	167
* Green Energy Technology Inc.	59,000	167
* Taichung Commercial Bank	503,152	167
Shihlin Electric & Engineering Corp.	139,000	166
* Compeq Manufacturing Co.	493,000	163
Gemtek Technology Corp.	104,491	162
Career Technology MFG. Co. Ltd.	131,000	162
* TTY Biopharm Co. Ltd.	35,610	162
* Sanyang Industry Co. Ltd.	299,000	162
Cheng Loong Corp.	357,000	161
Silicon Integrated Systems Corp.	253,212	159
Jess-Link Products Co. Ltd.	56,900	159
Elite Semiconductor Memory Technology Inc.	99,000	159
CyberTAN Technology Inc.	120,584	158
Taiwan Hon Chuan Enterprise Co. Ltd.	79,034	157
Formosan Rubber Group Inc.	198,035	156
Global Mixed Mode Technology Inc.	34,199	156
BES Engineering Corp.	596,000	155
Entire Technology Co. Ltd.	35,100	153
Tong Hsing Electronic Industries Ltd.	36,165	152
Lealea Enterprise Co. Ltd.	256,038	151
Makalot Industrial Co. Ltd.	66,000	151
Evergreen International Storage & Transport Corp.	169,020	150
* Wafer Works Corp.	103,372	150
Holystone Enterprise Co. Ltd.	122,672	149
Opto Technology Corp.	212,000	149
Zinwell Corp.	90,000	147
Sonix Technology Co. Ltd.	70,000	147
Wistron NeWeb Corp.	67,924	146
Soft-World International Corp.	34,284	146

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Chin-Poon Industrial Co.	177,072	145
Chong Hong Construction Co.	57,936	143
Global Unichip Corp.	34,649	143
Visual Photonics Epitaxy Co. Ltd.	69,958	141
* Shining Building Business Co. Ltd.	139,700	140
Accton Technology Corp.	196,000	140
ITEQ Corp.	95,000	139
Merida Industry Co. Ltd.	80,150	139
Dynapack International Technology Corp.	44,299	138
Chinese Gamer International Corp.	20,000	138
* Walsin Technology Corp.	231,000	135
Taiwan Navigation Co. Ltd.	111,000	135
Taiwan Life Insurance Co. Ltd.	126,332	133
China Bills Finance Corp.	448,800	133
Firich Enterprises Co. Ltd.	64,701	133
Taiwan TEA Corp.	200,293	132
* Mosel Vitelic Inc.	248,988	131
Mercuries & Associates Ltd.	187,950	131
Shinkong Textile Co. Ltd.	104,000	131
Sincere Navigation	108,000	131
* Forhouse Corp.	131,000	129
Chung Hsin Electric & Machinery Manufacturing Corp.	214,000	129
AcBel Polytech Inc.	141,000	127
Cyberlink Corp.	34,411	127
Asia Vital Components Co. Ltd.	113,000	125
Everlight Chemical Industrial Corp.	104,000	124
* Darfon Electronics Corp.	100,000	123
Springsoft Inc.	92,000	123
Senao International Co. Ltd.	71,000	122
Hung Sheng Construction Co. Ltd.	210,100	122
United Integrated Services Co. Ltd.	90,000	122
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	83,000	120
Etron Technology Inc.	156,165	119
Alpha Networks Inc.	131,919	117
Taiwan Paiho Ltd.	106,049	117
Systex Corp.	83,000	117
Kindom Construction Co.	133,000	117
Ardentec Corp.	143,978	116
Sinyi Realty Co.	59,988	116
* Sunplus Technology Co. Ltd.	156,000	116
* Continental Holdings Corp.	301,000	115
Nien Hsing Textile Co. Ltd.	150,852	115
International Games System Co. Ltd.	22,213	115
King Slide Works Co. Ltd.	24,675	114
Taiwan Cogeneration Corp.	195,520	112
Getac Technology Corp.	188,000	111
Central Reinsurance Co. Ltd.	212,000	111
Avermedia Technologies	85,290	109
* Kuoyang Construction Co. Ltd.	152,000	108
* Tyntek Corp.	138,000	108
TA Chen Stainless Pipe	162,800	107
Silitech Technology Corp.	35,380	107
* Unizyx Holding Corp.	160,000	106
Asia Polymer Corp.	96,000	105
Quanta Storage Inc.	89,160	104
King's Town Construction Co. Ltd.	115,560	104
Long Chen Paper Co. Ltd.	250,245	103
Yeun Chyang Industrial Co. Ltd.	136,159	103
Long Bon International Co. Ltd.	248,000	100
Elitegroup Computer Systems Co. Ltd.	263,000	100
Sunrex Technology Corp.	96,000	100
* Ho Tung Chemical Corp.	187,040	98
Chun Yuan Steel	201,280	98
MIN AIK Technology Co. Ltd.	53,900	97

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Syncmold Enterprise Corp.	52,000	97
Aten International Co. Ltd.	55,260	97
Taiwan Styrene Monomer	204,000	96
Weltrend Semiconductor	114,000	96
* Giantplus Technology Co. Ltd.	143,000	96
* ITE Technology Inc.	54,000	94
Kinik Co.	52,000	94
Sitronix Technology Corp.	54,281	93
Shih Wei Navigation Co. Ltd.	71,335	91
Globe Union Industrial Corp.	87,000	91
Tsann Kuen Enterprise Co. Ltd.	48,295	91
HUA ENG Wire & Cable	248,000	90
Federal Corp.	140,400	89
China Metal Products	86,173	88
AV Tech Corp.	31,053	87
San Shing Fastech Corp.	92,000	87
Hsin Kuang Steel Co. Ltd.	93,249	87
ICP Electronics Inc.	61,214	84
KYE Systems Corp.	96,862	84
* Chung Hwa Pulp Corp.	155,000	83
Gold Circuit Electronics Ltd.	230,280	83
* ProMOS Technologies Inc.	766,850	83
Taiwan Fire & Marine Insurance Co.	114,840	82
* Dynamic Electronics Co. Ltd.	122,000	82
Holtek Semiconductor Inc.	55,000	81
Sheng Yu Steel Co. Ltd.	111,000	81
* Concord Securities Corp.	254,929	80
* ACES Electronic Co. Ltd.	36,000	79
* Pihsiang Machinery Manufacturing Co. Ltd.	51,000	79
Taiwan Semiconductor Co. Ltd.	105,000	79
Topco Scientific Co. Ltd.	60,792	78
Merry Electronics Co. Ltd.	46,000	77
* Gloria Material Technology Corp.	104,000	76
L&K Engineering Co. Ltd.	76,000	76
Advanced International Multitech Co. Ltd.	38,000	75
* Unitech Printed Circuit Board Corp.	157,000	74
Hsing TA Cement Co.	220,000	72
Hung Poo Real Estate Development Corp.	47,000	70
* Bank of Kaohsiung	163,000	68
* Microelectronics Technology Inc.	108,000	68
Chia Hsin Cement Corp.	131,580	66
* Lite-On Semiconductor Corp.	116,000	66
Bright Led Electronics Corp.	60,600	66
GeoVision Inc.	20,000	65
Southeast Cement Co. Ltd.	162,000	64
* Sampo Corp.	253,311	61
Taiwan Mask Corp.	143,650	61
* Harvatek Corp.	47,000	57
* Jenn Feng New Energy Co. Ltd.	52,000	56
O-TA Precision Industry Co. Ltd.	42,000	55
Basso Industry Corp.	57,000	52
* China General Plastics Corp.	128,000	51
* AGV Products Corp.	112,000	50
Pixart Imaging Inc.	3,000	14
Shin Zu Shing Co. Ltd.	3,000	8
		43,039
Thailand (0.6%)
Glow Energy PCL (Foreign)	277,700	462
* Sahaviriya Steel Industries PCL	7,756,700	414
Thanachart Capital PCL	247,900	328
Minor International PCL (Foreign)	718,800	293
Hana Microelectronics PCL (Foreign)	326,300	272
* G J Steel PCL	29,338,500	244
Bumrungrad Hospital PCL (Foreign)	177,513	204

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
Tisco Financial Group PCL (Foreign)	139,500	196
* True Corp. PCL	1,218,400	188
LPN Development PCL	462,300	179
Bangkok Expressway PCL (Foreign)	278,700	173
Precious Shipping PCL	269,200	172
* Sino Thai Engineering & Construction PCL	352,800	162
Samart Corp. PCL	574,600	154
Thai Plastic & Chemical PCL (Foreign)	241,400	152
Kiatnakin Bank PCL	104,000	138
* Pruksa Real Estate PCL (Foreign)	190,400	137
* Tisco Financial Group PCL	79,100	111
CalComp Electronics Thailand PCL (Foreign)	863,700	109
CPN Retail Growth Leasehold Property Fund	283,300	106
* TPI Polene PCL	245,000	102
* Glow Energy PCL	49,700	83
* Hana Microelectronics PCL	93,800	78
Kim Eng Securities Thailand PCL	129,300	67
* Minor International PCL	160,300	65
* Khon Kaen Sugar Industry PCL (Foreign)	140,500	60
* Asian Property Development PCL (Foreign)	259,800	57
* Quality Houses PCL	664,200	52
* Italian-Thai Development PCL	306,300	50
* TPI Polene PCL	97,100	40
* Bangkokland PCL	1,458,700	37
* Amata Corp. PCL	58,100	30
* Minor International PCL Warrants Exp. 05/18/2013	71,880	7
		4,922
Turkey (0.6%)
Ulker Biskuvi Sanayi AS	157,494	507
* TAV Havalimanlari Holding AS	83,543	429
* Petkim Petrokimya Holding AS	245,525	425
Turk Ekonomi Bankasi AS	166,084	283
Tofas Turk Otomobil Fabrikasi AS	45,799	250
* Fortis Bank AS	151,632	242
* Tekfen Holding AS	51,809	221
* Turkiye Sinai Kalkinma Bankasi AS	111,832	204
Aksigorta AS	130,173	202
* Turkiye Sise ve Cam Fabrikalari AS	100,736	184
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	315,655	158
* Trakya Cam Sanayi AS	73,971	154
* Dogan Yayin Holding AS	139,239	143
Sekerbank TAS	111,146	139
Aygaz AS	25,578	134
* Akenerji Elektrik Uretim AS	49,987	133
Cimsa Cimento Sanayi VE Tica	17,057	131
Albaraka Turk Katilim Bankasi AS	64,816	128
* Zorlu Enerji Elektrik Uretim AS	60,875	124
Yazicilar Holding AS Class A	15,985	123
* Dogus Otomotiv Servis ve Ticaret AS	14,767	109
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	57,261	104
Aselsan Elektronik Sanayi Ve Ticaret AS	17,202	101
Hurriyet Gazetecilik AS	80,438	93
* Vestel Elektronik Sanayi	52,092	87
Akcansa Cimento AS	15,369	81
* Is Gayrimenkul Yatirim Ortakligi AS	52,801	66
* Alarko Holding AS	23,271	56
		5,011

United Kingdom (13.6%)
Weir Group plc	80,271	2,003
Intertek Group plc	60,997	1,813

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
GKN plc	600,553	1,706
Investec plc	208,203	1,662
Informa plc	229,727	1,606
IMI plc	122,481	1,549
SSL International plc	79,829	1,482
Meggitt plc	265,466	1,403
Pennon Group plc	137,932	1,377
Babcock International Group plc	135,590	1,260
Amlin plc	188,716	1,229
Aberdeen Asset Management plc	425,445	1,212
Firstgroup plc	185,187	1,211
* Premier Oil plc	44,741	1,205
Croda International plc	52,043	1,199
Balfour Beatty plc	263,581	1,169
Mondi plc	140,316	1,168
IG Group Holdings plc	137,937	1,167
Petropavlovsk plc	73,776	1,143
Travis Perkins plc	83,055	1,101
* Centamin Egypt Ltd.	389,364	1,081
John Wood Group plc	151,880	1,060
* Inchcape plc	173,357	969
London Stock Exchange Group plc	82,299	967
Derwent London plc	39,282	957
* Misys plc	210,369	947
Michael Page International plc	124,339	938
Stagecoach Group plc	277,025	928
* easyJet plc	125,698	919
* Homeserve plc	126,421	918
Rotork plc	33,279	892
* Cookson Group plc	107,171	885
Melrose plc	195,239	881
Spirax-Sarco Engineering plc	29,360	850
Northumbrian Water Group plc	149,146	846
Carillion plc	152,540	842
Hiscox Ltd.	147,062	835
Spectris plc	46,040	832
* Mitchells & Butlers plc	158,027	816
Intermediate Capital Group plc	153,460	793
Catlin Group Ltd.	140,236	783
Halma plc	149,122	781
* National Express Group plc	194,910	779
Charter International plc	64,011	758
Ultra Electronics Holdings plc	24,928	743
* Berkeley Group Holdings plc	53,858	726
Henderson Group plc	339,827	715
Britvic plc	91,555	708
Hikma Pharmaceuticals plc	55,694	702
* Afren plc	333,490	691
* Persimmon plc	126,544	691
* Soco International plc	136,302	685
Close Brothers Group plc	55,176	682
Victrex plc	32,481	672
Electrocomponents plc	171,563	671
Great Portland Estates plc	120,676	668
Ashmore Group plc	108,345	665
Chemring Group plc	13,721	659
Premier Farnell plc	149,820	653
Spirent Communications plc	280,143	645
* Talvivaara Mining Co. plc	69,753	629
Shaftesbury plc	87,497	625
Aveva Group plc	25,972	620
* Imagination Technologies Group plc	88,429	615
* Dixons Retail plc	1,427,082	612
* Telecity Group plc	75,462	602

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
* Debenhams plc	491,624	602
Jardine Lloyd Thompson Group plc	63,025	597
Greene King plc	88,631	594
Lancashire Holdings Ltd.	64,567	587
Rightmove plc	45,637	582
Halfords Group plc	83,588	567
BBA Aviation plc	172,060	555
Tullett Prebon plc	85,738	545
* Barratt Developments plc	433,602	542
Millennium & Copthorne Hotels plc	61,978	541
Capital & Counties Properties plc	224,780	538
PZ Cussons plc	82,200	531
Hunting plc	50,718	524
Kesa Electricals plc	203,225	517
Brit Insurance Holdings NV	30,792	515
Hochschild Mining plc	64,593	501
Atkins WS plc	40,994	495
* Taylor Wimpey plc	1,385,998	495
Micro Focus International plc	80,659	493
International Personal Finance plc	98,280	490
Heritage Oil plc	88,677	489
* PartyGaming plc	121,294	489
QinetiQ Group plc	281,584	485
Mitie Group plc	145,022	472
Wellstream Holdings plc	39,422	467
Booker Group plc	533,179	463
Bellway plc	52,870	452
WH Smith plc	58,089	451
BlueBay Asset Management plc	56,820	445
DS Smith plc	164,687	444
* SIG plc	244,243	444
Davis Service Group plc	66,007	440
* SVG Capital plc	133,505	432
* EnQuest plc	207,939	430
Hargreaves Lansdown plc	55,784	419
Pace plc	126,435	415
Fidessa Group plc	15,898	408
De La Rue plc	39,502	404
Restaurant Group plc	88,534	400
Regus plc	285,687	396
Go-Ahead Group plc	18,064	395
N Brown Group plc	81,589	393
Beazley plc	203,078	393
Morgan Crucible Co. plc	106,815	392
Forth Ports plc	18,473	390
Ashtead Group plc	193,053	389
* BTG plc	98,675	382
* CSR plc	74,857	382
JD Wetherspoon plc	57,572	378
* SDL plc	39,018	376
* Enterprise Inns plc	204,431	374
BSS Group plc	51,337	364
St. James's Place plc	80,385	356
* Bovis Homes Group plc	63,681	355
Marston's plc	220,010	355
Ferrexpo plc	68,100	354
Rank Group plc	172,522	353
Kier Group plc	16,003	340
Filtrona plc	83,066	332
Domino's Pizza UK & IRL plc	42,195	330
Genus plc	23,873	323
* Domino Printing Sciences plc	38,187	323
Mothercare plc	37,419	315
Dairy Crest Group plc	52,599	313

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

		Market
		Value
	Shares	($000)
* Punch Taverns plc	268,901	309
Bodycote plc	71,516	303
Cranswick plc	20,925	300
RPS Group plc	90,604	298
Senior plc	140,032	297
Lamprell plc	55,142	297
Elementis plc	160,277	294
* Howden Joinery Group plc	235,032	293
Savills plc	54,935	290
Paragon Group of Cos. plc	118,435	288
Greggs plc	39,242	288
* Colt Group SA	146,355	284
Fenner plc	67,237	281
Keller Group plc	27,409	278
Big Yellow Group plc	52,108	277
* Sports Direct International plc	123,390	277
* SuperGroup plc	15,292	276
Laird plc	112,799	269
Rathbone Brothers plc	18,348	262
Carpetright plc	22,976	261
Renishaw plc	13,873	257
ITE Group plc	87,153	257
Helical Bar plc	49,254	257
JKX Oil & Gas plc	56,628	255
* Cineworld Group plc	70,956	254
Dechra Pharmaceuticals plc	29,683	252
Computacenter plc	43,042	252
* Dignity plc	23,826	251
* Redrow plc	141,575	250
Shanks Group plc	138,231	246
Dunelm Group plc	31,263	241
Synergy Health plc	19,088	241
Grainger plc	137,084	234
Novae Group plc	38,377	225
Brewin Dolphin Holdings plc	100,887	224
Chaucer Holdings plc	273,361	223
* Salamander Energy plc	61,804	216
* Stobart Group Ltd.	90,997	212
Xchanging plc	101,413	211
F&C Asset Management plc	192,050	206
Devro plc	56,998	206
* Unite Group plc	61,637	206
Mcbride plc	71,731	205
* Anglo Pacific Group plc	37,962	201
Sportingbet plc	191,475	197
* Gartmore Group Ltd.	100,592	196
* Trinity Mirror plc	113,701	194
Interserve plc	59,645	192
* Gem Diamonds Ltd.	58,789	187
Headlam Group plc	34,898	179
Wincanton plc	46,980	179
Development Securities plc	47,195	178
Morgan Sindall Group plc	16,433	177
* Wolfson Microelectronics plc	42,790	175
Sthree plc	35,032	164
PayPoint plc	32,066	164
Yule Catto & Co. plc	38,926	161
Workspace Group plc	422,234	160
Galliford Try plc	32,137	157
ST Modwen Properties plc	60,567	157
* Hansen Transmissions International NV	217,375	156
Evolution Group plc	109,877	155
Kcom Group plc	191,482	151
Robert Walters plc	27,614	150

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2010

				Market
				Value
			Shares	($000)
*	Avis Europe plc		40,107	145
	WSP Group plc		22,213	141
	Euromoney Institutional Investor plc		13,533	140
	Invista Foundation Property Trust Ltd.		208,585	140
	Chesnara plc		40,271	140
	Spice plc		121,518	136
	Severfield-Rowen plc		34,955	135
	Collins Stewart plc		105,079	135
	Smiths News plc		72,165	134
	Northern Foods plc		174,743	132
	Moneysupermarket.com Group plc		95,139	127
	Marshalls plc		70,495	122
	Holidaybreak plc		25,062	118
	Mucklow A & J Group plc		24,971	118
	Melrose Resources plc		20,720	108
	Speedy Hire plc		254,431	101
*	Promethean World plc		61,489	92
*	Arena Leisure plc		176,807	92
	Robert Wiseman Dairies plc		17,481	92
	PV Crystalox Solar plc		107,469	91
	eaga plc		88,019	87
	Daejan Holdings plc		2,070	85
*	CLS Holdings plc		8,189	70
	Mouchel Group plc		50,187	68
	Dimension Data Holdings plc		26,355	51
	888 Holdings plc		67,094	49
*	Premier Foods plc		79,989	23
*,^	Yell Group plc		78,848	18
	Connaught plc		50,771	14
	Game Group plc		11,382	13
^	HMV Group plc		14,182	10
	Hampson Industries plc		16,716	9
				109,583

Total Common Stocks (Cost $651,774)				791,655

				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (4.5%)
Money Market Fund (4.5%)
1,2	Vanguard Market Liquidity Fund (Cost $36,386)	0.237%	36,386,192	36,386

Total Investments (102.9%) (Cost $688,160)				828,041
Other Assets and Liabilities—Net (-2.9%)[2]				(23,117)
Net Assets (100%)				804,924

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $29,670,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $32,057,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the "Funds") as of October 31, 2010 and for the year then ended and have issued our unqualified report thereon dated December 14, 2010. Our audits included audits of the Funds' schedules of investments as of October 31, 2010. These schedules of investments are the responsibility of the Funds' management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
December 14, 2010

© 2010 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1684 122010

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2010: $214,000
Fiscal Year Ended October 31, 2009: $212,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2010: $3,607,060
Fiscal Year Ended October 31, 2009: $3,354,640

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2010: $791,350
Fiscal Year Ended October 31, 2009: $876,210

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended October 31, 2010: $336,090
Fiscal Year Ended October 31, 2009: $423,070

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended October 31, 2010: $16,000
Fiscal Year Ended October 31, 2009: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2010: $352,090
Fiscal Year Ended October 31, 2009: $423,070

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants. The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

          (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
          (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2010

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 20, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number
33-53683, Incorporated by Reference.